Registration No. 333-149215
811-05118
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. _____ _____
Post-Effective Amendment No. 18
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 215
Principal Life Insurance Company Variable Life Separate Account
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(Exact Name of Registrant)

Principal Life Insurance Company
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(Name of Depositor)

The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)

(515) 246-5688
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Depositor's Telephone Number, including Area Code

Britney Schnathorst
Principal Life Insurance Company
The Principal Financial Group
Des Moines, Iowa 50392-0300
Telephone Number, Including Area Code: (515) 235-1209
(Name and Address of Agent for Service)

Principal Executive Variable Universal Life II
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(Title of Securities Being Registered)
It is proposed that this filing will become effective (check appropriate box)

_____	immediately upon filing pursuant to paragraph (b) of Rule 485

_XX_	on May 1, 2020 pursuant to paragraph (b) of Rule 485

_____	60 days after filing pursuant to paragraph (a)(1) of Rule 485

_____	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

_____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PRINCIPAL® EXECUTIVE VARIABLE UNIVERSAL LIFE II

VARIABLE UNIVERSAL LIFE INSURANCE POLICY

Issued by Principal Life Insurance Company (the “Company”) through its

Principal Life Insurance Company Variable Life Separate Account

This prospectus is dated May 1, 2020.

This prospectus describes an individual flexible variable universal life insurance policy offered by the Company. As in the case of other life insurance policies, it may not be in your best interest to buy this Policy as a replacement for, or in addition to, existing insurance coverage. The Policy involves investment risk, including possible loss of principal.
This prospectus provides information that you should know before buying a Policy. It is accompanied by current prospectuses for the underlying mutual funds that are available as investment options under the Policy. Please read these prospectuses carefully and keep them for future reference.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved this security or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Not all the benefits, programs, features and investment options described in this prospectus are available or approved for use in every state. This prospectus offers a Policy which may not be available in all states and is not an offer to sell or solicitation of an offer to buy the Policy in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Policy other than those contained in this prospectus.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual shareholder reports for underlying mutual funds available as investment options under your life insurance policy or annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive such reports electronically, you will not be affected by this change, and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Company electronically by following the instructions provided by the Company. You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of the reports, you can inform the Company by calling 1-800-247-9988 if you have a life insurance policy or 1-800-852-4450 if you have an annuity contract. Your election to receive reports in paper will apply to all underlying mutual funds available as investment options under your life insurance policy or annuity contract.

SUMMARY: BENEFITS AND RISKS

This is a brief summary of the Policy’s features. More detailed information follows later in this prospectus.

Examination Offer (Free-Look Provision)
Under state law, you have the right to return the Policy for any reason during the examination offer period (a “free look”). Please see page 35 of this prospectus for more information.

POLICY BENEFITS

Death Benefits and Proceeds
The Company guarantees to pay a death benefit for as long as the Policy is in force. The death proceeds are paid to the beneficiary(ies) when the insured dies. Death proceeds are calculated as of the date of death of the insured. The amount of the death proceeds is:

•	the death benefit plus interest (as explained in DEATH BENEFITS AND POLICY VALUES — Death Proceeds);

•	minus loan indebtedness;

•
minus any overdue monthly policy charges (Overdue monthly policy charges arise when a Policy is in a grace period and the net policy value is insufficient to cover the sum of the cost of insurance and of additional benefits provided by any rider plus other policy charges).

Death proceeds are paid in cash or applied under a benefit payment option. The Policy provides for three death benefit options. A death benefit option is elected on the application. Subject to certain conditions the death benefit option may be changed after the Policy has been issued.
Premium Payment Flexibility
You may choose the amount and frequency of premium payments (subject to certain limitations).
Policy Values
The policy value reflects your premium payments, partial surrenders, policy loans, policy expenses, interest credited to the fixed account, and the investment experience of the divisions. There is no guaranteed minimum division value.
Policy Loans
A loan may be taken using the Policy as collateral. The maximum loan amount is 90% of the net policy value.
Full Surrender
The Policy may be surrendered and any net surrender value paid to the owner. No surrender charge is imposed on a full surrender.
Partial Surrender
On or after the first policy anniversary, a Policy may be partially surrendered and the proceeds paid to the owner. No surrender charge is imposed on a partial surrender; however, a transaction fee of the lesser of $25 or 2% of the amount surrendered is imposed on each unscheduled partial surrender after the second unscheduled partial surrender in a policy year.
Adjustment Options
The total face amount may be increased (unless the Policy is in a grace period) or decreased.
Total Face Amount Increase
The minimum amount of an increase is $10,000 and is subject to our underwriting guidelines in effect at the time the increase is requested.
Total Face Amount Decrease
On or after the first policy anniversary, a decrease in total face amount may be requested if the request does not decrease the total face amount below $100,000.
Maturity Proceeds
If the insured is living on the policy maturity date, we will pay the owner an amount equal to the net surrender value unless the Extended Coverage rider is in effect. Maturity proceeds are paid in cash lump sum or applied under a benefit payment option. The Policy terminates on the policy maturity date unless extended by the Extended Coverage Rider.

POLICY RISKS

Risks of Poor Investment Performance
Transaction costs and policy charges are among the reasons why the Policy is not intended to be a short-term savings vehicle. It is possible that investment performance could cause a loss of the entire amount allocated to the divisions. Without additional premium payments, investment in the fixed account or a death benefit guarantee rider, it is possible that no death benefit would be paid upon the insured’s death.

Policy Termination (Lapse)
A Policy will enter a grace period and is at risk of terminating (meaning you will no longer have any life insurance coverage) if the net policy value on any monthly date is less than the monthly policy charge. A Policy may be at risk of terminating due to insufficient premium payments, poor investment results, partial surrenders, or loan indebtedness. If a Policy is at risk of terminating, we will notify you that the Policy will terminate without value unless you make a required premium payment by the end of the grace period. A Policy may be reinstated within three years after it has lapsed, subject to certain conditions.

Limitations on Access to Surrender Value
Unscheduled Partial Surrenders

•
Each unscheduled partial surrender may not be less than $500. Each unscheduled partial surrender may not be greater than 90% of the net policy value (as of the effective date of the unscheduled partial surrender).

•	The policy value will be reduced by the amount of the unscheduled partial surrender plus any transaction fee.

•	A transaction fee of the lesser of $25 or 2% of the amount surrendered is imposed on each unscheduled partial surrender after the second unscheduled partial surrender in a policy year.

•	The total face amount may be reduced by the amount of each unscheduled partial surrender.

Scheduled Partial Surrenders

•	Partial surrenders may be scheduled on a monthly, quarterly, semiannual, or annual basis.

•	Each scheduled partial surrender may not be greater than 90% of the net policy value (as of the effective date of the scheduled partial surrender).

•	The total face amount may be reduced by the amount of each scheduled partial surrender.

•	The policy value will be reduced by the amount of any scheduled partial surrender.
Full Surrenders
We will pay the net surrender value at the end of the valuation period during which we receive the surrender request.
Adverse Tax Consequences
Termination of the Policy for any reason other than death of the insured may have adverse tax consequences. If the amount received by the policy owner plus any loan indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.
Distributions from a Modified Endowment Contract during the life of the insured are taxed as if the Policy is a deferred annuity, therefore partial surrenders and loans may be taxable as ordinary income to the extent there are earnings in the Policy.
In certain employer-sponsored life insurance arrangements participants may be required to report for income tax purposes, one or more of the following:

•	the value each year of the life insurance protection provided;

•	an amount equal to any employer-paid premiums; or

•	some or all of the amount by which the current value exceeds the employer’s interest in the Policy.
Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
There are other tax issues to consider when you own a life insurance policy. These are described in more detail in TAX ISSUES RELATED TO THE POLICY.

Risks of Underlying Mutual Funds
A comprehensive discussion of the risks of each underlying mutual fund may be found in the underlying mutual fund’s prospectus. As with all mutual funds, as the value of an underlying mutual fund’s assets rise or fall, the fund’s share price changes. If you sell your units in a division (each of which invests in an underlying mutual fund) when their value is less than the price you paid, you will lose money.
Equity Funds
The biggest risk is that the fund’s returns may vary, and you could lose money. The equity funds are each designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices. The value of an underlying mutual fund’s portfolio may decrease if the value of an individual company in the portfolio decreases. The value of an underlying mutual fund’s portfolio could also decrease if the stock market goes down.
Income Funds
A fundamental risk of fixed-income securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the underlying mutual fund’s share price may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due.
International Funds
The international underlying mutual funds have significant exposure to foreign markets. As a result, their returns and price per share may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.
General Account
The Company's general obligations and any guaranteed benefits under the Policy are supported by our general account (and not by the separate account) and are subject to the Company's claims-paying ability. A Policy owner should look to the financial strength of the Company for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular Policy or obligation. General account assets are also available to the Company's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the underlying mutual funds.
Conflicts of Interest Related to Underlying Mutual Funds
Compensation and Underlying Mutual Fund Selection
When selecting the underlying mutual funds, we consider each such fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the underlying mutual funds, their advisers, sub-advisers, or their distributors, which can be significant. Additionally, we offer certain underlying mutual funds at least in part because they are managed by an affiliate.
Compensation We Receive from Underlying Mutual Funds
The Company and certain of our affiliates receive compensation from certain underlying mutual funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of an underlying mutual fund’s assets and is as much as 0.25% of the average net assets of an underlying mutual funds that are attributable to the variable life insurance products issued by us and our affiliates that offer the particular fund (the Company’s variable contracts). An investment in an underlying mutual funds with a 12b-1 fee will increase the cost of your investment.
Compensation We Receive from Underlying Mutual Fund Advisors
We and certain of our affiliates also receive compensation from the advisers and sub-advisers to some of the underlying mutual funds. We use this compensation for such purposes as paying expenses that we incur in promoting, issuing, distributing and administering the Policy and providing services on behalf of the underlying mutual funds in our role as intermediary. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation. Such compensation is not reflected in an underlying mutual fund's expenses in cases where it is not paid directly out of such fund’s assets, or if it is derived, in whole or in part, from the advisory fee deducted from fund assets. Owners, through their indirect investment in the underlying mutual funds, bear the costs of these advisory fees.

Other Conflicts of Interest
The underlying mutual funds are available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the separate account and other separate accounts of the Company. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the separate account and one or more of the other separate accounts participating in the underlying mutual funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect owners and payees, including withdrawing the Separate Account from participation in the underlying mutual funds involved in the conflict or substituting shares of other funds.
SUMMARY: FEE TABLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy, surrender the Policy, or transfer cash value between investment options.
For Policies with a policy date on and after January 1, 2014(1):
The following table describes the fees and expenses that you will pay at the time that you buy, surrender the Policy, or transfer cash value between investment options.

Transaction Fees
(For Policies with a Policy Date on and after January 1, 2014)(1)
Charge	When Charge is Deducted	Amount Deducted
Sales Charge(2)	upon receipt of premium
Maximum		7.50% of premium paid(3)
Current		7.50% of premium paid(3)
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Transaction Fee for Unscheduled Partial Surrender	from each unscheduled partial surrender after the second unscheduled partial surrender in a policy year
Maximum		The lesser of $25 or 2% of the amount surrendered
Current		The lesser of $25 or 2% of the amount surrendered
Transfer Fee for Unscheduled Division Transfer(4)	upon each unscheduled division transfer after the first unscheduled division transfer in a policy month
Maximum		$25 per unscheduled transfer
Current		None
Optional Insurance Benefits(5)
Life Paid-Up Rider	on the date rider benefit begins
Maximum		13.50% of policy value
Current (if Policy is issued with the guideline premium/cash value corridor test)(6)		3.50% of policy value
Current (if the Policy is issued with the cash value accumulation test)(6)		7.50% of policy value

The following table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying mutual fund fees and expenses.

Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
(For Policies with a Policy Date on and after January 1, 2014)(1)
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(7)	monthly
Maximum		$83.33 per $1,000 of net amount at risk(8)
Minimum		$0.00167 per $1,000 of net amount at risk(8)
Current Charge for Representative Insured (The representative insured is a 45 year-old male with a risk classification of preferred non-tobacco for policy year one)		$0.00667 per $1,000 of net amount at risk(8)
Asset Based Charge (except as noted below)	monthly	equivalent to:
Maximum		0.30% of net policy value per year
Current Charge		0.30% of net policy value per year
Asset Based Charge, for Policies with a policy date on or after May 1, 2017, and which are eligible for the Enhanced Cash Surrender Value Rider. (1a)
Maximum		0.30% of net policy value per year
Current Charge		Yr 1-5: 0.30% of net policy value per year Yr 6-10: 0.25% of net policy value per year Yr 11+: 0.20% of net policy value per year
Monthly Policy Issue Charge (except as noted below)(7)	monthly
Maximum		$0.52084 per $1,000 of total face amount
Minimum		$0.02667 per $1,000 of total face amount
Current Charge for Representative Insured		$0.05 per $1,000 of total face amount
Monthly Policy Issue Charge, for Policies with a policy date on or after May 1, 2017, which are eligible for the Enhanced Cash Surrender Value Rider, and which have the Supplemental Benefit Rider. (1a)

Maximum		$0.52084 per $1,000 of total face amount
Minimum		$0.01067 per $1,000 of total face amount
Current Charge for Representative Insured		$0.02 per $1,000 of total face amount
(The representative insured is a 45 year-old male in with a risk classification of preferred non-tobacco for policy year one)
Net Policy Loan Charge(9)	annually (accrued daily)
Maximum		1.0% of loan indebtedness per year(10)
Current		1.0% of loan indebtedness per year(10)
Optional Insurance Benefits(5)
Supplemental Benefit Rider (Cost of Supplemental Insurance)(except as noted below)(7)	monthly
Maximum		$83.33 per $1,000 of net amount at risk(8)
Minimum		$0.00083 per $1,000 of net amount at risk(8)
Current Charge for Representative Insured		$0.00333 per $1,000 of net amount at risk(8)
Supplemental Benefit Rider (Cost of Supplemental Insurance)(7) for Policies with a policy date on or after May 1, 2017, which are eligible for the Enhanced Cash Surrender Value Rider, and which have the Supplemental Benefit Rider. (1a)

Maximum		$83.33 per $1,000 of net amount at risk(8)
Minimum		$0.00042 per $1,000 of net amount at risk(8)
Current Charge for Representative Insured		$0.00167 per $1,000 of net amount at risk(8)
(The representative insured is a 45 year-old male with a risk classification of preferred non-tobacco for policy year one)

For Policies with a policy date before January 1, 2014:
The following table describes the fees and expenses that you will pay at the time that you buy, surrender the Policy, or transfer cash value between investment options.

Transaction Fees
(For Policies with a Policy Date before January 1, 2014)
Charge	When Charge is Deducted	Amount Deducted
Sales Charge(2)	upon receipt of premium
Maximum		7.00% of premium paid(3)
Current		7.00% of premium paid(3)
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Transaction Fee for Unscheduled Partial Surrender	from each unscheduled partial surrender after the second unscheduled partial surrender in a policy year
Maximum		The lesser of $25 or 2% of the amount surrendered
Current		The lesser of $25 or 2% of the amount surrendered
Transfer Fee for Unscheduled Division Transfer(4)	upon each unscheduled division transfer after the first unscheduled division transfer in a policy month
Maximum		$25 per unscheduled transfer
Current		None
Optional Insurance Benefits(5)
Life Paid-Up Rider	on the date rider benefit begins
Maximum		13.50% of policy value
Current (if Policy is issued with the guideline premium/cash value corridor test)(6)		3.50% of policy value
Current (if the Policy is issued with the cash value accumulation test)(6)		7.50% of policy value

The following table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying mutual fund fees and expenses.

Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
(For Policies with a Policy Date before January 1, 2014)
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(7)	monthly
Maximum		$83.33 per $1,000 of net amount at risk(8)
Minimum		$0.00167 per $1,000 of net amount at risk(8)
Current Charge for Representative Insured (The representative insured is a 45 year-old male with a risk classification of preferred non-tobacco for policy year one)		$0.00667 per $1,000 of net amount at risk(8)
Asset Based Charge	monthly	equivalent to:
Maximum		0.20% of net policy value per year
Current		0.20% of net policy value per year
Monthly Policy Issue Charge(7)	monthly
Maximum		$0.41667 per $1,000 of total face amount
Minimum		$0.02667 per $1,000 of total face amount
Current Charge for Representative Insured (The representative insured is a 45 year-old male in with a risk classification of preferred non-tobacco for policy year one)		$0.05 per $1,000 of total face amount
Net Policy Loan Charge(9)	annually (accrued daily)
Maximum		1.0% of loan indebtedness per year(10)
Current		1.0% of loan indebtedness per year(10)
Optional Insurance Benefits(5)
Supplemental Benefit Rider (Cost of Supplemental Insurance)(7)	monthly
Maximum		$83.33 per $1,000 of net amount at risk(8)
Minimum		$0.00167 per $1,000 of net amount at risk(8)
Current Charge for Representative Insured (The representative insured is a 45 year-old male with a risk classification of preferred non-tobacco for policy year one)		$0.005 per $1,000 of net amount at risk(8)

Minimum and Maximum Total Operating Expenses
The following table shows the minimum and maximum total operating expenses charged by any of the underlying mutual funds that you may pay periodically during the time that you own the Policy. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Annual Underlying Mutual Fund Operating Expenses as of December 31, 2019(11)
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)(12)	0.13%	2.16%

(1)	In states where approved; otherwise, we apply the charge(s) in effect for Policies with a policy date prior to 01/01/2014.

(1a)	In states where approved; otherwise, we apply the charge(s) in effect for other Policies with a policy date on or after 01/01/2014.

(2)	Sales charge varies over time as described in section CHARGES AND DEDUCTIONS - Premium Expense Charge.

(3)
Premium paid up to target premium. For Policies with a policy date before 01/01/2014, the maximum sales charge on premium paid in excess of target premium is 1.00%. For Policies with a policy date after 01/01/2014, the maximum sales charge on premium paid in excess of target premium is 3.00%.

(4)
Please note that in addition to the fees shown, additional transfer fees or restrictions may be imposed by federal regulators, state regulators and/ or sponsors of the underlying mutual funds. For more information regarding transfers, see GENERAL DESCRIPTION OF THE POLICY - Policy Limitations.

(5)	For more information see GENERAL DESCRIPTION OF THE POLICY - Optional Insurance Benefits.

(6)	For more information regarding the guideline premium/cash value corridor test and the cash value accumulation test, see DEATH BENEFITS AND POLICY VALUES - IRS Definition of Life Insurance.

(7)
This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. To obtain more information about the charge that would apply to you, contact your registered representative or call 1-800-247-9988 and request personalized illustrations.

(8)	See GLOSSARY for definition.

(9)	The difference between the interest charged on the loan indebtedness and the interest credited to the loan account. See LOANS - Policy Loans for the actual rates.

(10)	This charge decreases after policy year ten.

(11)
Some of the underlying mutual funds available are “funds of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Operating expenses shown for a fund of funds include the fees and expenses that such fund incurs indirectly as a result of investing in other funds. More detail about the risks of investing in a fund of funds is available in such fund’s prospectus.

(12)	None of the mutual funds underlying the policy impose a short-term redemption fee, although the managers of such funds reserve the right to assess such a fee in the future.
GLOSSARY
adjustment – change to the Policy resulting from an increase or decrease in total face amount or a change in tobacco status, death benefit option, rating or riders.
adjustment date – the monthly date on or next following the Company’s approval of a requested adjustment.
attained age – the insured’s issue age on the birthday nearest to the policy date plus the number of full policy years since the policy date.
base policy face amount – the insurance benefit provided by the Policy without any riders.
business day – any date that the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.
death benefit guarantee premium requirement – the amount of premium required to be paid in order to maintain the protections of the death benefit guarantee rider.
division – a part of the Separate Account which invests in shares of a corresponding mutual fund. The value of an investment in a division is variable and is not guaranteed. The "money market division" refers to the Fidelity VIP Government Money Market Division.
effective date – the date on which all requirements, including initial premium, for issuance of a policy have been satisfied.
fixed account – the portion of the policy value that is held in our general account.
general account – assets of the Company other than those allocated to any of our Separate Accounts.
initial total face amount – the original total face amount in effect on the policy date.

insured – the person named as the “insured” on the most recent application for the Policy. The insured may or may not be the owner.
loan account – the portion of the policy value held in our general account that reflects any loan indebtedness.
loan indebtedness – the amount of any outstanding policy loan(s) and unpaid loan interest.
monthly date – the day of the month which is the same day as the policy date.

Example:	If the policy date is September 5, 2005, the first monthly date is October 5, 2005.
monthly policy charge – the amount subtracted from the policy value on each monthly date equal to the sum of the cost of insurance and the cost of additional benefits provided by any rider plus the monthly policy issue charge and asset based charge in effect on the monthly date.
net amount at risk – the amount upon which cost of insurance charges are based. It is the result of:

•	the death benefit (as described in the Policy) at the beginning of the policy month, divided by (1 + guaranteed minimum interest rate on the fixed account)(1/12); minus

•	the policy value at the beginning of the policy month calculated as if the monthly policy charge was zero.
net policy value – the policy value minus any loan indebtedness.
net premium – the gross premium less the deductions for the premium expense charge. It is the amount of premium allocated to the divisions and/or the fixed account.
net surrender value – surrender value minus any loan indebtedness.
notice – any form of communication received in our home office which provides the information we need which may be in writing sent to us by mail or another manner that we approve in advance. In states where permitted, we will require you to use the form(s) we provide for certain notices along with required supporting documentation, including, for example, for a policy surrender, a change of beneficiary, or a request to adjust your policy.
owner – the party which owns all the rights and privileges of this Policy.
planned periodic premium – the premium in the amount and frequency you plan to pay.
policy date – the date from which monthly dates, policy years, and policy anniversaries are determined; the policy date may not be in the future and will never be the 29th, 30th, or 31st of any month.
policy maturity date – the policy anniversary nearest the insured’s 121st birthday.
policy month – any one-month period beginning on the monthly date.

Example:	The monthly date is May 5, 2009; the first policy month ends on June 4, 2009.
policy value – the sum of the values in the divisions, the fixed account, and the loan account.
policy year – the one-year period beginning on the policy date and ending one day before the policy anniversary and each subsequent one year period beginning on a policy anniversary.

Example:	If the policy date is September 5, 2009, the first policy year ends on September 4, 2010. The first policy anniversary falls on September 5, 2010.
premium expense charge – the charge deducted from premium payments to cover a sales charge and state, local, and federal taxes.
prorated basis – is the proportion that the value of a particular division or the fixed account bears to the total value of all divisions and the fixed account.
separate account – the Principal Life Insurance Company Variable Life Separate Account, an account established by us which has divisions to which net premiums may be allocated under the Policy.
surrender value – policy value plus any value provided by a rider benefit.
target premium – a premium amount which is used to determine the premium expense charge under a Policy. The target premium is not required to be paid and may be calculated using the rates provided in Appendix A.
total face amount – base policy face amount plus face amount of the supplemental benefit rider, if any.

underlying mutual fund – a registered open-end investment company, or a separate investment account or portfolio thereof, in which a division invests.
unit – the accounting measure used to calculate the value of each division.
valuation period – the period begins at the close of normal trading on the NYSE, generally 4:00 p.m. E.T. on each business day and ends at the close of normal trading of the NYSE on the next business day.
written request – actual delivery to the Company at our home office of a written notice or request, signed and dated, on a form we supply or approve.
Your notices may be mailed to us at:
Principal Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431
Phone: 1-800-247-9988
Fax: 1-866-885-0390
we, us, our – Principal Life Insurance Company. We are also referred to throughout this prospectus as the Company.
you, your – the owner of the Policy.
CORPORATE ORGANIZATION AND OPERATION
The Company
The Company is a stock life insurance company with its home office at: Principal Financial Group, 711 High Street, Des Moines, Iowa 50392. It is authorized to transact life and annuity business in all of the United States and the District of Columbia. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a directly wholly owned subsidiary of Principal Financial Group, Inc.
On June 24, 1879, the Company was incorporated under Iowa law as a mutual life insurance company named Bankers Life Association. It changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual holding company structure took place July 1, 1998. Effective October 26, 2001, Principal Mutual Holding Company converted to a stock company and Principal Financial Group, Inc. completed its initial public offering.
The Company believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities and Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, the Company intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.
Principal Life Insurance Company Variable Life Separate Account
The Separate Account was established under Iowa law on November 2, 1987. It was then registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.
The income, gains, and losses, whether or not realized, credited to or charged against the Separate Account, reflect the Separate Account’s own investment experience and not the investment experience of the Company’s other assets. Assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the policies funded by the Separate Account. The Company is obligated to pay all amounts promised to Policy owners under the Policy.
The Company does not guarantee the investment results of the Separate Account. There is no assurance that the value of your policy will equal the total of your premium payments.
In a low interest rate environment, yields for the money market division, after deduction of all applicable Policy and rider charges, may be negative even though the yield for the underlying money market fund, before deducting for such charges, is positive. If you allocate a portion of your policy value to a money market division or participate in a scheduled automatic transfer program where policy value is allocated to a money market division, that portion of your policy value allocated to the money market division may decrease in value.

The Funds
The assets of each division of the Separate Account invest in a corresponding underlying mutual fund. The Company purchases and sells fund shares for the Separate Account at their net asset value. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.
The funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. A full description of the funds, their investment objectives, policies and restrictions, charges and expenses and other operational information is contained in the attached prospectuses (which should be read carefully before investing). Additional copies of these documents are available without charge from a registered representative or our home office (1-800-247-9988). A fund's summary prospectus also includes information on how to obtain such fund's full statutory prospectus.
The funds are NOT available to the general public directly. The funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of any publicly traded mutual fund.
The TABLE OF SEPARATE ACCOUNT DIVISIONS later in this prospectus contains a brief summary of the investment objectives of, and advisor and sub-advisor(s), if applicable, for each underlying mutual fund.
New divisions may be added and made available. Divisions may also be eliminated from the Separate Account following approval from appropriate regulatory authority.
Deletion or Substitution of Investments
We reserve the right to make certain changes if, in our judgment, they best serve your interests or are appropriate in carrying out the purpose of the Policy. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes we may make include:

•	transfer assets in any division to another division;

•	add, combine or eliminate divisions; or

•	substitute the shares of a division for shares in another division:

•	if shares of a division are no longer available for investment; or

•	if in our judgment, investment in a division becomes inappropriate considering the purposes of the division.
If we eliminate or combine existing divisions or transfer assets from one division to another, you may change allocation percentages and transfer any value in an affected division to another division(s) without charge. You may exercise this transfer privilege until the later of 60 days after a) the effective date of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have an interest in the affected division(s).
Voting Rights
We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of Policy owners.
We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other Policy owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions.
We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of policy value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.

NOTE:	Because there is no required minimum number of votes a small number of votes can have a disproportionate effect.

The Fixed Account
The fixed account is a part of our general account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the fixed account, and any interest in it, is not subject to the provisions of these acts. As a result, the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, disclosures relating to it are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. You may obtain more information regarding the fixed account from our home office or from a registered representative. Our obligations with respect to the fixed account are supported by our general account. Subject to applicable law, we have sole discretion over the investment of assets in the general account.
For Policies with a policy date on or after January 1, 2014:*
We guarantee that the fixed account value accrues interest daily at an effective annual rate of 2% compounded annually. We may, in our sole discretion, credit interest at a higher rate.

*	In states where approved; otherwise, we apply the rate(s) in effect for Policies with a policy date before January 1, 2014.
For Policies with a policy date before January 1, 2014:
We guarantee that the fixed account value accrues interest daily at an effective annual rate of 3% compounded annually. We may, in our sole discretion, credit interest at a higher rate.
We may defer payments of proceeds payable out of the fixed account for a period of up to six months.
Our underwriting guidelines prohibit fixed account values in related policies** to exceed $20 million without our prior approval. In addition, without our prior approval, in each calendar year no more than $5 million of net premium payment allocations and/or transfers to the fixed account may be made by related policies. In the absence of your instructions, we will refund the premium payment to the owner and/or reject the transfer instructions which would otherwise cause these limits to be exceeded.

**	Related policies are those owned and/or sponsored by a single entity (for example, the employer of the insureds). We determine what policies are related.
We reserve the right to limit premium payments and/or transfers allocated to the fixed account.
CHARGES AND DEDUCTIONS
We make certain charges and deductions to support operation of the Policy and the Separate Account. Some charges are deducted from premium payments when they are received. Other charges are deducted on a monthly basis while others are deducted at the time a Policy is surrendered or terminated. These charges are intended to cover distribution expenses (commissions paid to registered representatives, printing of prospectuses, and advertising), administrative expenses (processing applications, conducting medical examinations, determining insurability, establishing and maintaining records, processing death benefit claims and Policy changes, reporting, and overhead), and mortality expenses.
The amount of the charges in any policy year may not specifically correspond to the expenses for that year. We expect to recover our total expenses over the life of the Policies. To the extent that the charges do not cover total expenses for a policy year, we bear the loss. Conversely, if the aggregate amount of the charges deducted is more than our costs for a policy year, the excess is profit to the Company.
Premium Expense Charge (Sales Charge and Taxes)
When we receive your premium payment, we deduct a premium expense charge. The sales charge is intended to pay us for distribution and other expenses relating to sales of the Policy, including commissions paid to registered representatives, printing of prospectuses and sales literature.

For Policies with a policy date on and after January 1, 2014(1):
Current Premium Expense Charge (as a % of Premium Paid)(2)

Years since issue or adjustment	Sales Charge(3)	Federal, State and Local Taxes	Total
through 1	3.00%	3.25%	6.25%
2 through 7	7.50%	3.25%	10.75%
more than 7	2.50%	3.25%	5.75%

(1)	In states where approved; otherwise, we apply the rate(s) in effect for Policies with a policy date before January 1, 2014.

(2)	Deducted from premiums paid in each period. The premium expense charge also applies to premiums attributable to a total face amount increase.

(3)	Assessed against premiums up to target premium. There is a 3.00% sales charge on premiums in excess of target premium through year 1 since issue or adjustment and 0.50% thereafter.
Maximum Premium Expense Charge

•	The maximum premium expense charge on premiums paid (up to target premium) is:

•	in the first policy year: 6.25% of premium (3.00% sales charge; 3.25% federal, state, and local taxes*)

•	in policy years 2 through 7: 10.75% of premium (7.50% sales charge; 3.25% federal, state, and local taxes*)

•	in policy years 8+: 5.75% of premium (2.50% sales charge; 3.25% federal, state, and local taxes*)

•	The maximum premium expense charge on premiums paid over target premium is:

•	in the first policy year: 6.25% of premium (3.00% sales charge; 3.25% federal, state, and local taxes*)

•	in policy years 2+: 3.75% (0.50% sales charge; 3.25% federal state and local taxes*)

*
The actual taxes we pay vary from state to state. The expense charge is based upon the average tax rate we expect to pay nationwide, the premiums we receive from all states and other expense assumptions. The rate for a particular Policy does not necessarily reflect the actual tax costs applicable to that Policy.

For Policies with a policy date before January 1, 2014:
Current Premium Expense Charge (as a % of Premium Paid)(1)

Years since issue or adjustment	Sales Charge(2)	Federal, State and Local Taxes	Total
through 1	3.75%	3.25%	7.00%
2 through 5	7.00%	3.25%	10.25%
6 through 10	5.75%	3.25%	9.00%
more than 10	3.00%	3.25%	6.25%

(1)	Deducted from premiums paid in each period. The premium expense charge also applies to premiums attributable to a total face amount increase.

(2)	Assessed against premiums up to target premium. There is a 1.00% sales charge on premiums in excess of target premium.
Maximum Premium Expense Charge

•	The maximum premium expense charge on premiums paid (up to target premium) is:

•	in the first policy year: 7.00% of premium (3.75% sales charge; 3.25% federal, state, and local taxes*)

•	in policy years 2 through 5: 10.25% of premium (7.00% sales charge; 3.25% federal, state, and local taxes*)

•	in policy years 6 through 10: 9.00% of premium (5.75% sales charge; 3.25% federal, state, and local taxes*)

•	after policy year 10: 6.25% of premium (3.00% sales charge; 3.25% federal, state, and local taxes*)

•	The maximum premium expense charge on premiums paid over target premium (in all policy years) is 4.25% of premium (1.00% sales charge; 3.25% federal, state, and local taxes*)

*
The actual taxes we pay vary from state to state. The expense charge is based upon the average tax rate we expect to pay nationwide, the premiums we receive from all states and other expense assumptions. The rate for a particular Policy does not necessarily reflect the actual tax costs applicable to that Policy.

Target Premium
The target premium is based on the gender, if applicable, age and risk classification of the insured (see APPENDIX A — TARGET PREMIUM). The target premium is a calculated premium amount used to determine the premium expense charge. The target premium is not required to be paid.

Transaction Fee for Unscheduled Partial Surrender
A transaction fee of the lesser of $25 or 2% of the amount surrendered is charged on each unscheduled partial surrender after the second unscheduled partial surrender in a policy year.

Transfer Fee for Unscheduled Division Transfer
Currently there is no charge for making an unscheduled division transfer. However, we reserve the right to impose a transfer fee in the future of up to $25 on each unscheduled division transfer after the first unscheduled division transfer in a policy month. A transfer fee is intended to reimburse us for our additional separate account operation expenses related to multiple unscheduled division transfers. Policyowners will not be provided prior notice if we begin imposing the transfer fee; however, if imposed, the transfer fee will apply to all policyowners in a non-discriminatory fashion.

For purposes of applying the transfer fee for unscheduled division transfers, we will count all unscheduled division transfers that occur in any one valuation period as one transfer. However, allocations of premium payments will not be counted as unscheduled division transfers.

Monthly Policy Charge
The monthly policy charge is made up of:

•	a charge for the cost of insurance;

•	a monthly policy issue charge;

•	an asset based charge; and

•	any charge for an optional insurance benefit added by rider(s).

On the policy date and each monthly date thereafter, we deduct the monthly policy charge from your policy value in the divisions and fixed account (but not your loan account). The deduction is made using your current monthly policy charge allocation percentages. Your allocation percentages may be:

•	the same as allocation percentages for premium payments;

•	determined on a prorated basis; or

•	determined by any other allocation method upon which we agree.
If you do not designate monthly policy charge allocation percentages, the allocation percentages will be the same as the allocation percentages for premium payments. The total of the allocation percentages must equal 100. Allocation percentages may be changed without charge. A request for an allocation change is effective on the next monthly date. If we cannot follow your instructions because of insufficient value in any division and/or the fixed account, the monthly policy charge is deducted on a prorated basis.
Cost of Insurance Charge
This charge compensates us for providing insurance protection under the Policy. We base this charge on several factors including, but not limited to, (i) the insured’s gender*, issue age, tobacco status, and risk classification, and (ii) our expectations of future investment earnings, expenses, mortality, and persistency. The monthly cost of insurance rate ranges from a minimum of $0.01 per $1,000 net amount at risk to a maximum of $83.33 per $1,000 net amount at risk.

*	The cost of insurance rate for Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans is not based on the gender of the insured.
Entities and other persons buying Policies under a sponsored arrangement may apply for special underwriting. If special underwriting is granted, the cost of insurance charge may increase because of higher anticipated mortality experience. Special underwriting programs currently available include simplified issue underwriting and guaranteed issue underwriting. The cost of insurance rates for healthy individuals may be greater under special underwriting programs than for Policies subjected to full underwriting. Healthy individuals in a group will likely pay higher cost of insurance charges because they bear a portion of the cost of insuring the less healthy individuals in the group.
The net amount at risk is the difference between the death benefit and the policy value. The lower the policy value, the higher the net amount at risk thus higher cost of insurance charges. The net amount at risk is affected by investment performance, policy loans, payment of premiums and charges under the Policy, death benefit option chosen, partial surrenders, and adjustments to the total face amount.

Asset Based Charge
The asset based charge compensates us for expenses associated with the maintenance, accounting and recordkeeping of the divisions of the Separate Account. In addition, this charge reimburses us for service fees (a trail commission) paid to the registered representative.
Except as described below, for Policies with a policy date on or after January 1, 2014,* each month we deduct an asset based charge at an annual rate of 0.30% of the net policy value, and for Policies with a policy date before January 1, 2014, each month we deduct an asset based charge at an annual rate of 0.20% of the net policy value.
For Policies with a policy date on or after May 1, 2017, and which are eligible for the Enhanced Cash Surrender Value Rider,** each month we deduct an asset based charge at the following annual rates:

•	Year 1-5: 0.30% of net policy value per year

•	Year 6-10: 0.25% of net policy value per year

•	Year 11+: 0.20% of net policy value per year
*In states where approved; otherwise, we apply the rate(s) in effect for Policies with a policy date before January 1, 2014.
**In states where approved; otherwise we apply the rate(s) in effect for other Policies with a policy date on or after January 1, 2014.
Monthly Policy Issue Charge
This charge reimburses us for the expenses associated with Policy issue, including underwriting and setting up policy records. The monthly policy issue charge applies per $1,000 of total face amount and varies by gender (if applicable), age, tobacco status and risk classification.
Except as described in the next sentence, the charge ranges from a minimum of $0.02667 to a maximum of $0.52084 per $1,000 total face amount. For Policies with a policy date on or after May 1, 2017, which are eligible for the Enhanced Cash Surrender Value Rider, and which have the Supplemental Benefit Rider,* the charge ranges from a minimum of $0.01067 to a maximum of $0.52084 per $1,000 total face amount.
For Policies with a policy date on or after January 1, 2014**, this charge is applied in all years. For Policies with a policy date before January 1, 2014, this charge is applied for ten years from policy issue or total face amount increase; however, we reserve the right to apply this charge in all years.
Any total face amount increase will have its own monthly policy issue charge.
*In states where approved; otherwise we apply the rate(s) in effect for other Policies with a policy date on or after January 1, 2014.
**In states where approved; otherwise, we apply the rate(s) in effect for Policies with a policy date before January 1, 2014.
Optional Insurance Benefits Charges
Change of Insured Rider
There is no charge for this rider.

Death Benefit Guarantee Rider
There is no charge for this rider; however, the guarantee provided by the rider requires payment of certain minimum premium amounts that vary based on the individual characteristics of the insured (age, gender, tobacco status, and risk classification).

Enhanced Cash Surrender Value Rider
There is no charge for this rider.

Extended Coverage Rider
There is no charge for this rider.

Life Paid-Up Rider (Overloan Protection)
There is no charge for this rider unless the rider benefits commence. If the rider benefits commence, there is a one-time charge guaranteed not to exceed 7.5% of the policy value (for policies using the guideline premium test) and 13.5% of the policy value (for policies using the cash value accumulation test) that is taken from the policy value.

Modified Cash Surrender Value Rider
There is no charge for this rider.
Supplemental Benefit Rider
There is a supplemental cost of insurance charge for the net amount at risk provided by this rider. The supplemental cost of insurance rate is based on the insured’s gender, issue age, tobacco status, and risk classification. Except as described below, the supplemental cost of insurance rate ranges from a maximum of $83.33 per $1,000 net amount at risk to $0.01 per $1.000 net amount at risk.
For Policies with a policy date on or after May 1, 2017, which are eligible for the Enhanced Cash Surrender Value Rider, and which have the Supplemental Benefit Rider,* the supplemental cost of insurance rate ranges from a maximum of $83.33 per $1,000 net amount at risk to $0.01 per $1.000 net amount at risk.
*In states where approved; otherwise we apply the rate(s) in effect for other Policies with a policy date on or after January 1, 2014.
Net Policy Loan Charge
See LOANS for more detail.
Underlying Mutual Fund Charges
The assets of each division are used to purchase shares in a corresponding mutual fund at net asset value. The net asset value of the mutual fund reflects management fees and operating expenses already deducted from the assets of the mutual fund. Current management fees, operating expenses and potential redemption fees (if any) for a mutual fund are shown in the prospectus for the underlying mutual fund. None of the underlying mutual funds currently impose a redemption fee.

GENERAL DESCRIPTION OF THE POLICY
The Contract
The entire contract is made up of applications, amendments, riders and endorsements attached to the Policy, current data pages, copies of any supplemental applications, amendments, endorsements and revised data pages which are mailed to you. No statement, unless made in an application, is used to void a Policy (or void an adjustment in the case of an adjustment application). Only our corporate officers can agree to change or waive any provisions of a Policy. Any change or waiver must be in writing and signed by an officer of the Company.
The Policy is an individual flexible premium variable universal life insurance policy. This prospectus describes all material features of the Policy. Your Policy’s provisions may differ from the description in this prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. Any variations from the information appearing in this prospectus which are required due to individual state requirements are contained in your Policy, or in riders or endorsements attached to your Policy. You should refer to your Policy for these state specific features.
Rights under the Policy
Ownership
Unless changed, the owner is as named in the application. The owner may exercise every right and privilege of the Policy, subject to the rights of any irrevocable beneficiary(ies) and any assignee(s).
All rights and privileges of ownership of a Policy end if:

•	the death proceeds are paid;

•	the maturity proceeds are paid;

•	the Policy is surrendered; or

•	the grace period ends without our receiving the payment required to keep the Policy in force.
If an owner dies before the Policy terminates, the surviving owner(s), if any, succeeds to that person’s ownership interest, unless otherwise specified. If all owners die before the Policy terminates, the Policy’s ownership interest passes to the insured. If the owner is not a natural person and is no longer in existence, the insured becomes the owner unless otherwise required by law. With our consent, you may specify a different arrangement for contingent ownership.

You may change your ownership designation at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.
Beneficiary
If the insured dies before the policy maturity date, we pay death proceeds to your named beneficiary(ies). You have the right to name a beneficiary(ies) and contingent beneficiary(ies). This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a written request. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.
If no beneficiary(ies) survives the insured, the death proceeds are paid to the owner(s) or the estate of the owner(s) in equal percentages unless otherwise specified.
Assignment
You may assign your Policy. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment.
An assignment must be made in writing and filed with us at our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the beneficiary(ies), are subject to any assignment on file with us.
Policy Limitations
Division Transfers
After the initial allocation of premiums, you may transfer amounts between the divisions and/or to the fixed account. You must specify the dollar amount or percentage to transfer from each division. The transfer is made, and the values determined as of the end of the valuation period in which we receive your request. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the owner.
You may request an unscheduled transfer or set up scheduled transfers by:

•	sending a written request to us;

•	calling us at 1-800-247-9988 (if telephone privileges apply);

•	faxing us at 1-866-885-0390;

•	visiting www.principal.com (if internet privileges apply).
Unscheduled Transfers. You may make unscheduled transfers from a division to another division and/or the fixed account. We reserve the right to impose a transfer fee of $25 on each unscheduled transfer after the first unscheduled transfer in a policy month.
Scheduled Transfers. You may elect to have automatic transfers made out of one division into one or more of the other divisions. You may not make automatic transfers from the divisions to the fixed account. You choose the investment options, the dollar amount and timing of the transfers. There is no transfer fee on scheduled transfers. There is no charge for participation in the scheduled transfer program.
Automatic transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends and is not guaranteed.
Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$25.00	4
February	$100	$20.00	5
March	$100	$20.00	5
April	$100	$10.00	10
May	$100	$15.00	6
June	$100	$20.00	5
Total	$600	$110.00	35

In the example above, the average share price is $18.33 (total of share prices ($110.00) divided by number of purchases (6)) and the average share cost is $17.14 (amount invested ($600.00) divided by number of shares purchased (35)).
Automatic transfers are made on a periodic basis.

•	The amount of the transfer is:

•	the dollar amount you select; or

•	a percentage of the division value as of the date specified (other than the 29th, 30th, or 31st).

•
You select the transfer date (other than the 29th, 30th, or 31st) and the transfer frequency (annually, semi-annually, quarterly, or monthly). If the selected date is not a business day, the transfer is completed on the next business day.

•	Transfers continue until your interest in the division has a zero balance or we receive notice to stop them.

•	We reserve the right to limit the number of divisions from which simultaneous transfers are made. In no event will it ever be less than two.

•	Automatic transfers are not available from the divisions to the fixed account.

Fixed Account Transfers
Transfers from the fixed account to your division(s) are subject to certain limitations. You may transfer amounts by making either a scheduled or unscheduled fixed account transfer. You may not make both a scheduled and an unscheduled transfer from the fixed account in the same calendar year. It may take several years before a policy owner can move all the policy value in the fixed account to the divisions.
Unscheduled Transfers. You may make one unscheduled transfer from the fixed account to division(s) during the first 30-day period of each calendar quarter.

•	In each calendar year, the transfers may not exceed:

•	your fixed account value as of December 31 of the prior year (if $5,000 or less);

•	$5,000 (if your fixed account value as of December 31 of the prior year is greater than $5,000 but less than $20,000); or

•	25% of your fixed account value as of December 31 of the prior year (if the fixed account value is greater than $20,000).

•	We must receive your notice during the 30-day period.

•	You must specify the dollar amount or percentage to be transferred.
Scheduled Transfer Program. You may elect scheduled transfers from the fixed account to your division(s) without an additional charge as follows:

•	The value of your fixed account must be $20,000 or more when your scheduled transfers begin.

•
You must elect participation in the program by furnishing us with notice. The election may be made at any time following the end of the examination offer period. Once made, this election is irrevocable.

•	Transfers to the divisions will be made in the proportions used for allocation of premium payments.

•	If your premium payments included an allocation to the fixed account, your notice must include new premium payment allocations to the division(s) only.

•	During the transfer period, you may not:

•	make unscheduled transfers out of the fixed account; or

•	make transfers and premium payments to the fixed account.
Your election will be effective as of the valuation period during which we receive your notice and transfers will be made according to the following schedule:

•	The first transfer will be 25% of the fixed account value;

•	12 months from the first transfer (or next business day if the transfer day is not a business day), 33% of the fixed account value;

•	24 months from the first transfer (or next business day if the transfer day is not a business day), 50% of the fixed account value; and

•	36 months from the first transfer (or next business day if the transfer day is not a business day), the balance of the fixed account value.
If on any transfer date, the fixed account value prior to the transfer is $5,000 or less, the entire fixed account value will be transferred.

Example:
The example does not reflect payment of interest on the value in the fixed account. It also assumes that monthly policy charges are not taken from the fixed account and that you make no partial surrenders or policy loans from the fixed account.

The policy is dated July 1, 2009. On February 7, 2010, the balance in the fixed account is $100,000 and scheduled transfers are elected. The transfers will occur as follows:

Date	Balance	Percent to be Transferred	Amount to be Transferred
February 7, 2009	$100,000	25%	$25,000
February 7, 2010	$75,000	33%	$24,750
February 7, 2011	$50,250	50%	$25,125
February 7, 2012	$25,125	100%	$25,125
The first day that you may make transfers or premium payments to the fixed account is February 8, 2012. After January 1, 2013, you may make an unscheduled transfer from the fixed account as set forth above.
Automatic Portfolio Rebalancing (APR)
APR allows you to maintain a specific percentage of your net policy value in the divisions over time.

Example:
You may choose to rebalance so that 50% of your policy values are in the money market division and 50% in the SmallCap Value I division. At the end of the specified period, market changes may have caused 60% of your value to be in the money market division and 40% in the SmallCap Value I division. By rebalancing, units from the money market division are sold and the proceeds are used to purchase units in the SmallCap Value I division so that 50% of the policy values are once again invested in each division.

You may elect APR at the time of application or after the Policy has been issued. There is no charge for participation in the APR program. The APR transfers:

•	do not begin until the expiration of the examination offer period;

•	are done without charge;

•	may be done on the specified frequency (monthly, quarterly, semiannual, or annual) on a policy year or calendar year basis;

•	may be done by:

•	calling us at 1-800-247-9988 (if telephone privileges apply);

•	mailing your written request to us;

•	faxing us at 1-866-885-0390; or

•	visiting www.principal.com (if internet privileges apply).

•	are made at the end of the next valuation period after we receive your instruction;

•	are not available if you have scheduled transfers from the same divisions; and

•	are not available for any values in the fixed account.
Automatic portfolio rebalancing is also the term used in connection with certain non-qualified deferred compensation plans. In these instances, the plan has a service agreement directing the service provider to give effect to the plan’s allocation instructions.
Optional Insurance Benefits
Subject to certain conditions, you may add one or more optional insurance benefits to your Policy. Detailed information concerning optional insurance benefits may be obtained from a registered representative or our home office. Not all optional insurance benefits are available in all states. Some provisions may vary from state to state. The cost, if any, of an optional insurance benefit is deducted from your policy value. See SUMMARY: FEE TABLES for maximum rider charges.
Change of Insured Rider
This rider is available on business owned Policies and allows the business to change the insured when an employee leaves employment or ownership of the business changes. This rider may be added at any time prior to the proposed insured’s attained age 69. Until the effective date of the change of insured, coverage remains in effect on the life of the prior insured. We must receive satisfactory evidence of insurability (according to our underwriting guidelines then in effect) for the newly named insured. Future cost of insurance rates are based on the gender, issue age, tobacco status, and risk classification of the newly named insured. The death proceeds are paid when the newly named insured dies. There is no charge for this rider.
Death Benefit Guarantee Rider
This rider guarantees the Policy, including any attached riders, will not lapse before the insured’s attained age 85 if premiums paid, less loan indebtedness and partial surrenders, equal or exceed the death benefit guarantee premium requirement. An illustration (available at no charge from your registered representative or our home office) will provide the death benefit guarantee premium requirement applicable to your Policy. The death benefit guarantee premium requirement is described in the section PREMIUMS — Premiums Affecting Guarantee Provisions.
If on any monthly date, the death benefit guarantee premium requirement is not met, the protections of this rider will not apply and the Policy is at risk of terminating if on any monthly date the net policy value is insufficient to pay the monthly policy charge. The protections of this rider will resume on the first monthly date following our receipt of the premium required to satisfy the death benefit guarantee premium requirement.
This rider is automatically made a part of the Policy at issue unless you elect the Supplemental Benefit Rider. There is no charge for this rider; however, sufficient premiums are required in order for the rider benefits to apply.
Enhanced Cash Surrender Value Rider
Prior to July 26, 2014, this rider was automatically added to all Policies at issue.
For Policies with an effective date of July 26, 2014 or later, this rider is available only for certain Policies owned by corporations, employers, trusts, associations or similar entities in connection with financing non-qualified executive deferred compensation plans, salary continuation plans, post-employment benefits or similar purposes, and that qualify for this rider under our then-current underwriting guidelines based on relatively larger plan premium levels. This rider is not available for Policies that do not meet the plan premium levels for the rider required by our underwriting guidelines, or for Policies marketed as Principal VUL-Business (as defined below).
You will receive information from your registered representative prior to purchase that explains whether the Enhanced Cash Surrender Value Rider would apply to you based on premium levels.
If you qualify for the Enhanced Cash Surrender Value Rider, this rider is automatically added to your Policy at issue. If you surrender this Policy in full, we will pay an amount in addition to the net policy value as set out below. The additional amount reflects a partial refund of past policy charges. The additional amount is only available upon a full cash surrender of the Policy that is not associated with a replacement or an exchange under Section 1035 of the Internal Revenue Code, or with the exercise of your right to return the Policy pursuant to the examination offer (Free-Look) provision. In Florida, the additional amount is only available upon a full cash surrender of the Policy that is not associated with the exercise of your right to return the Policy pursuant to the examination offer (Free-Look) provision. This rider has no value unless or until you surrender the Policy in full. This rider generally terminates if there is a change of ownership of your Policy. Additionally, you can terminate the rider by providing us notice to cancel it. This rider may be reinstated as part of your Policy if the rider was part of your Policy at the end of the grace period (as described in the grace period provision of the Policy) and if all conditions for reinstatement are met. If the rider is reinstated pursuant to the terms and conditions of the rider, Policy Year of Surrender for the rider benefit will be based on the Policy Date.
There is no charge for this rider. However, a sufficient plan premium level is required for this rider to be available.

For Policies with a policy date January 1, 2014 and later*:

Policy Year of Surrender	Additional Amount
1	7.90% of premium received since issue less partial surrenders
2	9.80% of premium received since issue less partial surrenders
3	9.80% of premium received since issue less partial surrenders
4	9.35% of premium received since issue less partial surrenders
5	8.85% of premium received since issue less partial surrenders
6	8.15% of premium received since issue less partial surrenders
7	7.45% of premium received since issue less partial surrenders
8	6.20% of premium received since issue less partial surrenders
9	4.95% of premium received since issue less partial surrenders
10	4.00% of premium received since issue less partial surrenders
11	3.00% of premium received since issue less partial surrenders
12	2.00% of premium received since issue less partial surrenders
13	0.90% of premium received since issue less partial surrenders
14+	0.00% of premium received since issue less partial surrenders

*	In states where approved; otherwise, we apply the rate(s) in effect for Policies with a policy date before January 1, 2014.
For Policies with a policy date before January 1, 2014:

Policy Year of Surrender	Additional Amount
1	9.00% of premium received since issue less partial surrenders
2	11.25% of premium received since issue less partial surrenders
3	11.50% of premium received since issue less partial surrenders
4	11.50% of premium received since issue less partial surrenders
5	11.25% of premium received since issue less partial surrenders
6	10.00% of premium received since issue less partial surrenders
7	8.75% of premium received since issue less partial surrenders
8	7.50% of premium received since issue less partial surrenders
9	6.25% of premium received since issue less partial surrenders
10	5.05% of premium received since issue less partial surrenders
11	3.10% of premium received since issue less partial surrenders
12	1.25% of premium received since issue less partial surrenders
13+	0.00% of premium received since issue less partial surrenders
Extended Coverage Rider
This rider extends the Policy beyond the policy maturity date as long as the Policy is still in force and the insured is living on the policy maturity date. The Policy will then terminate upon the insured’s death. No monthly policy charges are deducted after the policy maturity date. No additional premium payments are allowed, adjustment options are not available and the death benefit option is changed to Death Benefit Option 1. All division and fixed account values will be transferred to the money market division and no further transfers are allowed. This rider is added automatically to all Policies at issue. You may choose not to extend the policy maturity date and instead receive the maturity proceeds by requesting the rider not be attached to your Policy. There is no charge for this rider.

Life Paid-Up Rider (Overloan Protection)
Under certain circumstances, this rider can guarantee the Policy will not lapse when there is large loan indebtedness by converting the Policy to paid-up life insurance. In order for the rider benefit to begin, the following conditions must be satisfied:

•	the loan indebtedness must be at least 92% of the surrender value;

•	there is sufficient net surrender value to cover the one-time rider charge;

•	the Policy must have been in force for at least 15 policy years; and

•	Total partial surrenders must equal or exceed total premiums paid.
For Policies issued with the cash value accumulation test, we reserve the right to begin the rider benefit when the loan indebtedness is at least 86% of the surrender value and all other conditions are satisfied.
Once the rider benefit begins:

•	The total face amount is reduced to equal the policy value after the rider charge multiplied by 105%.

•	All values in the divisions are immediately transferred to the fixed account where they will earn interest.

•	No further monthly policy charges are deducted for the remaining paid-up death benefit.

•	No new premium payments, face amount adjustments, partial surrenders or loans are allowed.

•	If death benefit option 2 or 3 is in effect, your death benefit option will change to death benefit option 1 and you may no longer change the death benefit option.

•	Your loan indebtedness remains and interest will continue to accrue on the loan indebtedness. However, loan payments can be submitted.

•	All optional riders, except the extended coverage rider, will automatically be terminated.
There is a one time charge taken from the policy value on the date the rider benefit begins. The rider may be elected at any time prior to the policy maturity date.

The Internal Revenue Service has not taken a position on the Life Paid-Up rider. You should consult your tax advisor regarding this rider.

Modified Cash Surrender Value Rider (Available to Policies with a policy date July 26, 2014 and Later)*
This rider is available to Policies owned by corporations, employers, trusts, associations or similar entities in connection with financing non-qualified executive deferred compensation plans, salary continuation plans, post-employment benefits or similar purposes that do not qualify for the Enhanced Cash Surrender Value due to relatively smaller plan premium levels.
This rider is also available to Policies owned or sponsored by businesses or employers for such purposes as financing supplemental retirement benefits, business transfer plans, business protection designs, or other similar purposes; for such business and case designs sold with this rider, the Policy is known as Principal VUL-Business.
You will receive information from your registered representative prior to purchase that explains whether the Modified Cash Surrender Value Rider would apply to you based on premium levels.
This rider is automatically added to all Policies at issue, unless you qualify for the Enhanced Cash Surrender Value Rider described above. If you surrender this Policy in full, we will pay an amount in addition to the net policy value as set out below. The additional amount reflects a partial refund of past policy charges. The additional amount is only available upon a full cash surrender of the Policy that is not associated with a replacement or an exchange under Section 1035 of the Internal Revenue Code, or with the exercise of your right to return the Policy pursuant to the examination offer (Free-Look) provision. In Florida, the additional amount is only available upon a full cash surrender of the Policy that is not associated with the exercise of your right to return the Policy pursuant to the examination offer (Free-Look) provision. This rider has no value unless or until you surrender the Policy in full. This rider generally terminates if there is a change of ownership of your Policy. Additionally, you can terminate the rider by providing us notice to cancel it. This rider may be reinstated as part of your Policy if the rider was part of your Policy at the end of the grace period (as described in the grace period provision of the Policy) and if all conditions for reinstatement are met. If the rider is reinstated pursuant to the terms and conditions of the rider, Policy Year of Surrender for the rider benefit will be based on the Policy Date.

There is no charge for this rider.
* In states where approved.

Policy Year of Surrender	Additional Amount
1	2.75% of premium received since issue less partial surrenders
2	1.75% of premium received since issue less partial surrenders
3	1.00% of premium received since issue less partial surrenders
4	0.50% of premium received since issue less partial surrenders
5	0.25% of premium received since issue less partial surrenders
6+	0.00% of premium received since issue less partial surrenders
Supplemental Benefit Rider
This rider provides additional insurance (total face amount) at a reduced cost. Cost of insurance rates are based on the insured’s gender, issue age, duration since issue, tobacco status, and risk classification. Our approval, under our then current underwriting guidelines, is required to add this rider. There is a charge for this rider.
If you elect the Supplemental Benefit Rider, the Death Benefit Guarantee Rider is not available.
Reservation of Rights
We reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes. However, we cannot make any guarantee regarding the future tax treatment of any Policy.
We reserve the right to modify or endorse the Policy in order to maintain compliance with applicable laws and regulations. We also reserve the right to amend or terminate the special plans described in this prospectus, for example preauthorized premium payments.
You would be notified of any such above action to the extent required by law. Any change, modification endorsement, amendment or termination we make to the Policy or special plans described in this prospectus will be in writing and signed by an officer of the Company.
Right to Exchange
During the first 24 months after the effective date (except during a grace period), you have the right to make an irrevocable, one-time election to transfer all of your division values to the fixed account. No charge is imposed on this transfer. The policy value immediately after the transfer will be the same as immediately before the transfer. From the exchange date forward, the policy value will no longer be affected by the investment performance of the divisions.

Your request must be in writing and be signed by the owner(s). The request must be postmarked or delivered to our home office before the end of the 24-month period. The transfer is effective when we receive your written request.

Suicide
Death proceeds are not paid if the insured dies by suicide, while sane or insane, within two years of the policy date (or, generally, two years from the date of total face amount increase with respect to such increase). In the event of the suicide of the insured within two years of the policy date, our only liability is a refund of premiums paid, without interest, minus any loan indebtedness and partial surrenders. In the event of suicide within two years of a total face amount increase, our only liability with respect to that increase is a refund of the cost of insurance for the increase. This amount will be paid to the beneficiary(ies). The length of the suicide period (i.e., the two years referenced here) may be less in some states.

Delay of Payments or Transfers
Payment due to exercise of your rights under the examination offer provision, surrenders, policy loans, death or maturity proceeds, and transfers to or from a division are generally made within five days after we receive your instructions in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon return of the Policy, full or partial surrender, policy loan, death, maturity or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company ACT of 1940.

The right to sell shares may be suspended during any period when:

•	trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays, or

•	an emergency exists, as determined by the SEC, as a result of which:

•	disposal by a fund of securities owned by it is not reasonably practicable;

•	it is not reasonably practicable for a fund to fairly determine the value of its net assets; or

•	the SEC permits suspension for the protection of security holders.

If a payment or transfer is delayed and you do not cancel your instructions in writing, the transaction will occur on the first business day following the expiration of the permitted delay. The transaction is made within five days thereafter.

In addition, we reserve the right to defer payment of that portion of your policy value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.

We may defer payment from the fixed account for a period of up to six months.

PREMIUMS
Payment of Premiums
You may make unscheduled premium payments and/or planned periodic premiums. Planned periodic premiums are premiums in the amount and on the frequency you plan to pay. We will send premium reminder notices if you establish an annual, semiannual, or quarterly planned payment schedule. You may set up monthly preauthorized withdrawals to allow us to automatically deduct premium payments from your checking or other financial institution account.
The amount and frequency of your premium payments affects the policy value, the net policy value, and how long the Policy remains in force.
Premium payments may be delivered to us as follows:

•	If you have established an annual, semiannual, or quarterly planned payment schedule, by sending payment in the reply envelope enclosed in the premium reminder notice;

•	By mailing your payment according to the instructions below; or

•	By wire transfer according to the instructions below.
Premium Payment Mailing Instructions
Premium payments sent to our home office must be addressed as follows:
Principal Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431
Premium Payment Wiring Instructions
Premium payments sent to us by wire transfer must be directed as follows:
Direct to: Wire Routing Transit Number 121000248
Bank name: Wells Fargo Bank, N.A.
City, State: San Francisco, CA
Beneficiary Account Number (BNF): 8785453690
Beneficiary Account Name: Principal Life Insurance Company Individual BMA EFT
OBI Information: (instructions - see below)
OBI Information is extremely important in identifying how to apply these funds. Please include the following:

•	As much description as possible in the 68 characters allowed.

•	Contract number(s), business group or Insured’s name, special instructions - such as “init prem”, “loan repay”, etc.

•	Direct it to: ATTN: Individual Billing and Collection

Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks, and foreign checks.
Premiums Affecting Guarantee Provisions
If the Death Benefit Guarantee rider is made a part of your Policy and you pay at least the death benefit guarantee premium requirement, the rider guarantees the Policy will not lapse before the insured’s attained age 85.
The death benefit guarantee monthly premium is ((a) times (b)) divided by (c) where:
(a)    is the total face amount divided by 1,000;
(b)    is the death benefit guarantee premium rate; and
(c)    is 12.

Example If the face amount is $ 1,000,000 with Death Benefit Option 2 and the insured is a 45-year old male with a risk classification of preferred non-tobacco:
	Premium Rate	Death Benefit Guarantee Monthly Premium
Death Benefit Guarantee to attained age 85	$23.71	$1,976
The death benefit guarantee premium requirement is met if [(a) minus (b)] is greater than or equal to (c) where:

(a)	is the sum of premiums paid;

(b)	is the sum of all loan indebtedness and partial surrenders; and

(c)	is the sum of the death benefit guarantee monthly premiums since the policy date to the most recent monthly date.
Using the example above, if the Policy is in its 25th month and there have been no loans or partial surrenders, the death benefit guarantee premium requirement on the 25th monthly date is $49,400 (25 times $1,976). If on any monthly date, the death benefit guarantee premium requirement is not met, the protections of the rider will not apply and the Policy is at risk of terminating on any monthly date if the net policy value is insufficient to pay the monthly policy charge.
The death benefit guarantee premium rates are per $1,000 of face amount and may vary by issue age, risk classification, gender* and tobacco status. The death benefit guarantee premium is shown on your Policy.

*	For Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans, the premiums are not based on the gender of the insured.
Premium Limitations
In no event may the total of all premiums paid, both scheduled and unscheduled, be more than the maximum premium payments allowed for life insurance under the Internal Revenue Code. If you make a premium payment that would result in total premiums exceeding the maximum limitation, we only accept that portion of the payment that makes total premiums equal the maximum. Unless otherwise directed, any excess will be promptly returned and no further premiums are accepted until allowed by the current maximum premium limitations.
If any premium payment increases the Policy’s death benefit by more than it increases the policy value, we reserve the right to refund all or part of the premium payment. If all or part of the premium payment is not refunded, we may require satisfactory evidence of insurability.
The minimum initial premium required is three monthly policy charges divided by (1-premium expense charge). The amount is based on the initial total face amount of the Policy, the death benefit option and the charges and expenses of the Policy. There is no minimum amount requirement for subsequent premiums; however, insufficient premium payments may cause the policy to lapse (see POLICY TERMINATION AND REINSTATEMENT – Policy Termination (Lapse)).

Allocation of Premiums
We allocate your initial net premiums as described below. Thereafter, allocations of net premiums are made to the divisions and the fixed account according to your instructions. The total of all allocation percentages must equal 100. Net premiums are allocated as of the valuation period in which they are received in good order.
The percentage allocation for future premium payments may be changed, without charge, at any time by:

•	sending a written request to us;

•	calling us at 1-800-247-9988 (if telephone privileges apply);

•	faxing us at 1-866-885-0390; or

•	visiting www.principal.com (if internet privileges apply).
The allocation changes are effective at the end of the valuation period in which the new instructions are received.
Premium Refund States
If the Policy is issued in a state that requires a full refund of premium when the policy is returned during the examination offer period, the initial net premium, including any premium received during the examination offer period, is allocated to the money market division. The premium will be reallocated to the divisions and the fixed account according to your instructions on the later of the effective date or the end of the examination offer period (or on the first Business Day thereafter). See SURRENDERS AND PARTIAL SURRENDERS – Right to Examine Policy (“Free Look” Provision) for more information about the examination offer period.
If the purchase of this policy falls within the definition of a replacement under state law, we reserve the right to retain the initial net premiums in the money market division to correspond to the examination offer period of a particular state’s replacement requirements.
Market Value States
If the policy is issued in a state that allows refund of net policy value when the policy is returned during the examination offer period, the initial net premium is allocated to the divisions according to your instructions on the later of the policy date or the effective date. In these states, we will refund the net policy value, which may be more or less than your premium, if the policy is returned during the examination offer period. See SURRENDERS AND PARTIAL SURRENDERS – Right to Examine Policy (“Free Look” Provision) for more information about the examination offer period.
Division Valuation
There is no guaranteed minimum division value. Its value reflects the investment experience of the division. It is possible that the investment performance could cause a loss of the entire amount allocated to the division. Without additional premium payments or a Death Benefit Guarantee rider, it is possible that no death benefit would be paid upon the insured’s death.
At the end of any valuation period, your value in a division is:

•	the number of units you have in the division

•	multiplied by the value of a unit in the division.
The number of units is the total of units purchased by allocations to the division from:

•	your initial premium payment (less premium expense charges);

•	plus subsequent premium payments (less premium expense charges);

•	plus transfers from another division or the fixed account
minus units sold:

•	for partial surrenders from the division;

•	as part of a transfer to another division, the fixed account or the loan account; and

•	to pay monthly policy charges and any transaction fees.
We calculate unit values on days that the NYSE is open for trading and trading is not restricted. We do not calculate unit values on these recognized holidays: New Year’s Day; Labor Day; Martin Luther King, Jr. Day; Thanksgiving; President’s Day; Christmas; Good Friday; Memorial Day and Independence Day. In addition, we do not calculate unit values if an emergency exists making disposal or valuation of securities held in the underlying mutual funds impracticable or if the SEC, by order, permits a suspension or postponement for the protection of security holders. To calculate the unit value of a division, the unit value from the previous business day is multiplied by the division’s net investment factor for the current valuation period. The number of units does not change due to a change in unit value.

The net investment factor measures the performance of each division. The net investment factor for a valuation period is calculated as follows:
[{the share price (net asset value) of the underlying mutual fund at the end of the valuation period before that day’s transactions
plus
the per share amount of the dividend (or other distribution) made by the mutual fund during the valuation period}
divided by
the share price of the underlying mutual fund at the end of the previous valuation period after that day’s transactions]
When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.
Fixed Account Valuation
The value of your fixed account on any business day is:

•	net premiums allocated to the fixed account

•	plus transfers from the division(s) and the loan account (as a result of a loan repayment)

•	plus interest credited to the fixed account

•	minus surrenders, transaction fees, and monthly policy charges

•	minus transfers to the loan account

•	minus transfers to the division(s)
DEATH BENEFITS AND POLICY VALUES
Death Proceeds
If coverage is in effect and the insured dies before the policy maturity date, we pay death proceeds upon our receipt of:

•	proof of the death of the insured (typically, a death certificate);

•	Beneficiary’s Statement (Claim Form)*; and

•	If the beneficiary is a trust, the Claim Form must be signed by the trustee(s) and we must also receive a copy of the trust agreement and/or our Trustee Certification Form.

•
If the beneficiary is a corporation or other entity, the Claim Form must be signed by a corporate officer and we must receive proof of that person’s signing authority (e.g., submitted with a copy of the Articles of Incorporation or By-Laws indicating the authority of the office and a current Board resolution providing the name of the officer(s) authorized to sign on behalf of the entity) and a Certificate of Good Standing or Certificate of Existence provided by the state of where the entity was incorporated or otherwise created.

Payment of the death proceeds will be made within seven business days of receipt of the required documentation. We pay death proceeds first to the assignee, if any, in a lump sum. We pay the remainder to your named beneficiary(ies) as described below. If no beneficiary(ies) survives the insured, we will pay the death proceeds to the owner or the owner’s estate unless you have given us written notice otherwise.
We will pay death proceeds according to the benefit payment option (shown below) that you have chosen. If you do not select a benefit payment option, your named beneficiary(ies) may each choose to receive payment in a lump sum or according to a benefit payment option. If your beneficiary(ies) does not choose a benefit payment option, we will pay the death proceeds in a lump sum.
Death proceeds are calculated as of the date of the insured’s death and include:

•	the death benefit described below in DEATH BENEFITS AND POLICY VALUES – Death Benefit Options;

•	minus loan indebtedness;

•	minus any overdue monthly policy charges if the insured died during a grace period;

•	plus interest on the death proceeds as required by state law.
Benefit Instructions
While the insured is alive, you may give us instructions for payment of death proceeds under one of the fixed benefit payment options shown below. If we have not received written benefit payment instructions from you prior to the insured’s death, each of your beneficiaries may select either a lump sum distribution or one of the benefit payment options shown below. You may change your benefit payment instructions by sending us written notice. If you change your beneficiary(ies) designation, your prior benefit payment instructions are automatically revoked.

Benefit Payment Options
The benefit payment options include:

•
Custom Benefit Arrangement – We will make benefit payments based on arrangements you have requested and we have agreed to in writing (e.g., equal payments made over a specified period of time, joint and survivor life income with a reduced survivor benefit, etc.).

•
Life Income – We will make benefit payments for a person’s lifetime; payments stop after the death of that person. It is possible that we would make no payments if the person were to die before the first payment was due.

•
Life Income with Period Certain – We will make benefit payments for the longer of a person’s lifetime or a guaranteed period that you specify (must be between 5 to 30 years). If the person dies before all of the guaranteed payments have been made, we will continue to make the guaranteed payments to the person(s) you or your beneficiary designate until the end of the guaranteed period.

•
Joint and Survivor Life Income – We will make benefit payments for the longer of the lifetimes of two named people. Payments stop upon the death of the survivor of the two persons. It is possible that we would make no payments if both persons were to die before the first payment was due.

•
Joint and Survivor Life Income with Period Certain – We will make benefit payments for the longer of the lifetimes of two named people or a guaranteed payment period that you specify (must be between 5 to 30 years). If both people die before all of the guaranteed payments have been made, we will continue to make the guaranteed payments to the person(s) you or your beneficiary designates until the end of the guaranteed period.

These benefit payment options are also available if the Policy matures or is surrendered.
Death Benefit Options
The death benefit option is selected at the time of application. If a death benefit option is not chosen, the Policy will be issued with Death Benefit Option 1.
The three death benefit options available are:

•	Death Benefit Option 1 – the death benefit equals the greater of:

•	the total face amount; or

•	the amount found by multiplying the surrender value by the applicable percentage*.

•	Death Benefit Option 2 – the death benefit equals the greater of:

•	the total face amount plus the policy value; or

•	the amount found by multiplying the surrender value by the applicable percentage*.

•	Death Benefit Option 3 – the death benefit equals the greater of:

•	the total face amount plus the greater of a) premiums paid less partial surrenders or b) zero; or

•	the amount found by multiplying the surrender value by the applicable percentage*.

*
The applicable percentage tables are in Appendix B and are based on our interpretation of Section 7702 of the Internal Revenue Code as set forth below. The table which applies to your Policy is determined by your choice of either the guideline premium/cash value corridor test or the cash value accumulation test.

Example:	The following assumptions are made to demonstrate the use of the Tables found in Appendix B.
Death Benefit Option: 1
Total Face Amount: $1,000,000
Surrender Value: $900,000
Definition of Life Insurance Test: Guideline Premium/Cash Value
Corridor Test
Attained Age: 45
Risk Class: Preferred Non-Tobacco

Applicable Percentage: 215%
Death Benefit: $900,000 x 215% = $1,935,000

If the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 336.69% (assuming the insured is a male) and the death benefit would be $3,030,210.

Change in Death Benefit Option
You may change the death benefit option on or after the first policy anniversary. Up to two changes are allowed per policy year. Your request must be made in writing and approved by us. The effective date of the change will be the monthly date that coincides with, or next follows, our approval. If the death benefit option change involves a face decrease, you may elect to keep the current total face amount, subject to underwriting review and approval.
The option may not be changed from Death Benefit Option 1 to Death Benefit Option 3 or from Death Benefit Option 2 to Death Benefit Option 3. We will increase or decrease the total face amount so that the death benefit immediately after the change equals the death benefit before the change.

Changing from Death Benefit Option 1 to Death Benefit Option 2
We will decrease the total face amount. The amount of the decrease is equal to the policy value on the effective date of the change. If there have been previous increases in the total face amount, the decrease of total face amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, thereby increasing the Company’s risk we may require proof of insurability. In addition, cost of insurance charges will likely increase. This example assumes that the base policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,000,000	$50,000
after the change	after the change	after the change
$950,000 ($1,000,000 - $50,000)	$1,000,000 ($950,000+$50,000)	$50,000
Changing from Death Benefit Option 2 to Death Benefit Option 1
We will increase the total face amount. The amount of the increase is equal to the policy value on the effective date of the change. The total face amount increase will be in the same proportion as the base policy face amount to the total face amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes that the policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,050,000 ($1,000,000 + $50,000)	$50,000
after the change	after the change	after the change
$1,050,000 ($1,000,000 + $50,000)	$1,050,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 1
We will increase the total face amount if the total premiums paid are greater than total partial surrenders (including any transaction fees) as of the effective date of the change. The increase will be in the same proportion as the base policy face amount is to the total face amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes total premiums paid are $30,000, total partial surrenders are $10,000 and the base policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$1,020,000	$50,000
Changing from Death Benefit Option 3 to Death Benefit Option 2
We will either increase or decrease the total face amount by subtracting the policy value from the greater of a) premiums paid less partial surrenders and b) zero. Because the death benefit can continue to increase under Death Benefit Option 2, therefore increasing the Company’s risk, we may require proof of insurability. In addition, cost of insurance charges will likely increase. This example assumes that total premiums paid are $30,000, total partial surrenders are $10,000 and the policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$970,000 ($1,000,000 + ($30,000 - $10,000 - $50,000))	$1,020,000 ($970,000 + $50,000)	$50,000

IRS Definition of Life Insurance
The Policy should qualify as a life insurance contract as long as it satisfies either the guideline premium/cash value corridor test or the cash value accumulation test as defined under Section 7702 of the Internal Revenue Code. One of these tests is chosen on the application. If a test is not chosen, the Policy will comply with the guideline premium/cash value corridor test. Once a test is chosen, it cannot be changed on the Policy.
The guideline premium/cash value corridor test places limitations on the amount of premium payments that may be made and on policy values that can accumulate relative to the death benefit. Guideline premium limits are determined when the Policy is issued and can vary by the death benefit option chosen. Guideline premium limits will likely change due to any adjustment to the Policy.
If at any time a premium is paid which would result in total premiums exceeding the current guideline premium limits, we accept only that portion of the premium which would make the total premiums equal the guideline premium limits.
The cash value accumulation test does not place limitations on the amount of premium payments but limits the amount of policy values that can accumulate relative to the death benefit.
To satisfy either test, the ratio of the death benefit to the policy value must be at least as great as the applicable percentage shown in Appendix B. As the policy value increases, the minimum death benefit may be required to increase. Because the cost of insurance you pay is based in part on the amount of the death benefit, an increase in the death benefit increases the cost of insurance.
As compared to the cash value accumulation test, the guideline premium/cash value corridor test generally has:

•	smaller applicable percentages

•	lower minimum death benefit

•	lower cost of insurance charges

•	better policy value growth.
The smaller applicable percentages lead to a lower minimum death benefit and thus lower cost of insurance charges. Lower charges result in better policy value growth.
This may not be the result in all cases. The specifics of each Policy determine which test is more suitable. Illustrations using each of the tests will help you determine which test meets your objectives. An illustration may be obtained from your registered representative or by calling 1-800-247-9988.
The table below demonstrates the minimum death benefit based on the test chosen.
The example below is based on the following:

•	The insured is a male with an attained age of 45 at the time the Policy was issued. He dies at the beginning of the sixth policy year (attained age 50)

•	Total Face amount is $100,000

•	Death Benefit Option 1

•	Surrender value at the date of death is $25,000

•	The minimum death benefit under the guideline premium/cash value corridor test is $46,250 (assuming an applicable percentage of 185% x surrender value)

•	The minimum death benefit under the cash value accumulation test is $71,478 (assuming an applicable percentage of 285.91%)

	The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$46,250	$74,753.98
Cash Value Accumulation Test	$100,000	$71,478	$74,753.98

Here’s the same example, but with a surrender value of $75,000. Because the surrender value has increased, the minimum death benefit is now:

•	$138,750 for the guideline premium/cash value corridor test

•	$214,433 for the cash value accumulation test.

	The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$138,750	$63,408.64
Cash Value Accumulation Test	$100,000	$214,433	$138,905.45
Keep in mind that cost of insurance charges, which affect your Policy’s value, increase with the amount of the death benefit, as well as over time. The cost of insurance is charged at a rate per $1,000 of net amount at risk. As the net amount at risk increases, the cost of insurance increases. Policy value also varies depending on the performance of the investment options in your Policy.
All transactions will be subject to the limits as defined under Section 7702 of the Internal Revenue Code. A transaction may not be allowed, or an increase in total face amount may be required, if the transaction would cause a refund of premium and/or distribution of the policy value in order to maintain compliance with the Section 7702 limits.
Maturity Proceeds
The policy maturity date is the policy anniversary where the insured’s attained age is 121 and is shown on your current data pages. If the insured is living on the policy maturity date, the Policy is in force and you do not want the policy maturity date extended by the Extended Coverage Rider, maturity proceeds equal to the net surrender value are paid. If the Extended Coverage Rider is attached but you wish to receive the maturity proceeds at the Policy’s maturity and avoid conversion to Death Benefit Option 1, you must send instructions to our home office.
The maturity proceeds are paid either as a cash lump sum on the policy maturity date or under the benefit payment option you have selected. Only if the Extended Coverage Rider is present on the Policy will the policy maturity date automatically be extended to the date of the insured’s death (as explained in GENERAL DESCRIPTION OF THE POLICY – Optional Insurance Benefits).
Adjustment Options
Increase in Total Face Amount
You may request an increase in the total face amount at any time provided that the Policy is not in a grace period and monthly policy charges are not being waived under a rider. The minimum increase in total face amount is $10,000.
The request must be made on an adjustment application. The application must be signed by the owner(s) and the insured. If your request is not approved, no changes are made to your Policy.
We will approve your request if:

•	the insured is alive at the time of your request; and

•	the attained age of the insured is 75 or less at the time of the request; and

•	we receive evidence satisfactory to us that the insured is insurable under our underwriting guidelines in place at the time of your request.
The increase in total face amount is in a risk classification determined by us. The adjustment is effective on the monthly date on or next following our approval of your request.
If you want insurance coverage to start at the time the adjustment application is submitted, an “adjustment premium” payment must be sent with the completed application. The amount of the adjustment premium is based on the face amount of the Policy, the death benefit option and the charges and expenses of the Policy. This amount is shown on the policy illustration provided to you by your registered representative. If this amount is submitted with the application, an adjustment premium conditional receipt will be given to you. The receipt acknowledges the adjustment premium payment and details any interim conditional insurance coverage.

Any adjustment premium payment made in connection with the adjustment application is held in our general account without interest (for a period of up to a 60 days) while we complete underwriting for the adjustment. If we approve the adjustment, on the effective date of the adjustment, the amount of the adjustment premium payment being held minus the premium expense charge is moved to the divisions and/or fixed account according to your then current premium allocation percentages.
The cost of insurance charge will increase in the event of an increase in a Policy’s total face amount. If there is insufficient value to pay the higher charges after an increase in total face amount, the Policy will lapse, unless the protections of the death benefit guarantee rider are in effect. The entire Policy would be at risk of lapsing, not just the incremental increase in total face amount.
Decrease in Total Face Amount
On or after the first policy anniversary, you may request a decrease in the total face amount. No transaction fee is imposed on decreases in the total face amount. A decrease is requested as follows:

•	the request must be made on an adjustment application;

•	the application must be signed by the owner(s);

•	the decrease is at least the minimum amount as determined by our underwriting guidelines in place at the time of your request;

•	the decrease may not reduce the total face amount below $100,000; and

•	if there have been previous increases in the total face amount, the decrease of total face amount will be made on a last in, first out basis.
A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the policy value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.
Policy Values
Your policy value is equal to the sum of the values in the divisions, the fixed account, and loan account. The policy value:

•	increases as premiums are applied and interest is credited;

•	decreases as policy loans, partial surrenders, and policy expenses are deducted; and

•	can increase or decrease as the investment experience of your chosen divisions fluctuates.
SURRENDERS AND PARTIAL SURRENDERS
Surrenders
You must send us a written request for any surrender. The request must be signed by all owners, irrevocable beneficiary(ies), if any, and any assignees. The surrender is effective and the surrender value calculated as of the end of the valuation period during which we receive the written request for surrender. Partial surrenders may negatively affect your Death Benefit Guarantee rider, if applicable. Partial surrenders will reduce your face amount if under death benefit option 1 or 3.
Total and partial surrenders from the Policy are generally paid within five business days of our receipt of the written request for surrender. Certain delays in payment are permitted (see GENERAL DESCRIPTION – Delay of Payments).
Full Surrender
The Policy may be surrendered while the Policy is in effect. There is no refund of any monthly policy charges deducted before the full surrender effective date.
We reserve the right to require you to return the Policy to us prior to making any payment though this does not affect the amount of the net surrender value.
Unscheduled Partial Surrender
On or after the first policy anniversary and prior to the policy maturity date, you may surrender a part of the net policy value. You may take two unscheduled partial surrenders during a policy year before any transaction fees apply. After the second unscheduled partial surrender in a policy year, a transaction fee of the lesser of $25 or 2% of the amount surrendered is charged on each unscheduled partial surrender. An unscheduled partial surrender may not be less than $500 and may not be greater than 90% of the net policy value as of the effective date of the unscheduled partial surrender. The unscheduled partial surrender may not decrease the total face amount to less than $100,000.

Unscheduled partial surrenders will negatively affect your death benefit and your Death Benefit Guarantee rider, if applicable.
Your policy value is reduced by the amount of the surrender plus any transaction fee. We surrender units from the divisions and/or values from the fixed account to equal the dollar amount of the surrender request. The amount of the surrender and the transaction fee are deducted from your divisions and/or fixed account according to the surrender allocation percentages you specify. If surrender allocation percentages are not specified, we use your monthly policy charge allocation percentages. No surrender charge is imposed on a partial surrender.
An unscheduled partial surrender may cause a reduction in total face amount. If the total face amount had been previously increased, any reduction of the total face amount at the time of partial surrender, is made on a last in, first out basis.

•
If Death Benefit Option 1 is in effect and the death benefit equals the total face amount, the total face amount is reduced by the amount of the unscheduled partial surrender that is not deemed to be a preferred partial surrender. In situations where the death benefit is greater than the total face amount, the total face amount is reduced by the amount the unscheduled partial surrender exceeds the difference between the death benefit and total face amount.

Preferred Partial Surrender (pertains only if Death Benefit Option 1 is in effect).
During policy years 2 through 15, 10% of the net policy value as of the end of the prior policy year may be surrendered without a subsequent decrease in the total face amount. As discussed immediately above, any amount surrendered in excess of 10% would not constitute a preferred partial surrender and would cause a reduction in the total face amount. The 10% preferred partial surrender privilege is not cumulative from year-to-year and cannot exceed $100,000 in any policy year or $250,000 over the life of the Policy.
The maximum preferred partial surrender is equal to ((a) plus (b)) not to exceed (c) where:

(a)	is the amount of the unscheduled partial surrender;

(b)	is the amount of any preferred partial surrenders in the same policy year; and

(c)	is 10% of the net policy value at the end of the prior policy year.

•	If the Death Benefit Option 3 is in effect, the total face amount is reduced by the lesser of (a) or (b) where:

(a)	is the amount of the unscheduled partial surrender; and

(b)	is the greater of (i) the amount that total partial surrenders exceed total premiums paid; or (ii) zero.

Scheduled Partial Surrender
On or after the first policy anniversary and prior to the policy maturity date, you may elect to receive part of your net policy value automatically on any monthly date.

•	You select the amount of the surrender and the surrender frequency (annually, semi-annually, quarterly or monthly (based on policy year)).

•	The surrender is deducted from your division(s) and/or fixed account according to your monthly policy charge allocation percentages.

•	Each scheduled partial surrender may not be greater than 90% of the net policy value (as of the date of the scheduled partial surrender).

•
Scheduled partial surrenders will continue until we receive your instructions to stop them or until surrenders equal premiums paid. Once surrenders equal premiums paid, if there is any remaining net policy value, scheduled policy loans will automatically begin, unless you instruct us otherwise, so as to provide you the same dollar amount at the same frequency as you had received under the scheduled partial surrenders.

•	A scheduled partial surrender may cause a reduction in total face amount:

•
If Death Benefit Option 1 is in effect and the death benefit equals the total face amount, the total face amount is reduced on the first monthly date a scheduled partial surrender is effective (and each subsequent policy anniversary). The amount of the reduction is the sum of the scheduled partial surrenders planned for that policy year that are not deemed to be a preferred partial surrender. If the amount of the scheduled partial surrender is increased, the total face amount is reduced on the monthly date the change is effective. If the amount of the scheduled partial surrender is decreased, the total face amount is not increased.

If the death benefit is greater than the total face amount, the total face amount is reduced by the amount determined above which exceeds the difference between the death benefit and total face amount.
Preferred Partial Surrender (pertains only if Death Benefit Option 1 is in effect).
During policy years 2 through 15, 10% of the net policy value as of the end of the prior policy year may be surrendered without a subsequent decrease in the total face amount. As discussed immediately above, any amount surrendered in excess of 10% would not constitute a preferred partial surrender and would cause a reduction in the total face amount. The 10% preferred partial surrender privilege is not cumulative from year-to-year and cannot exceed $100,000 in any policy year or $250,000 over the life of the Policy.

The maximum preferred partial surrender is equal to ((a) plus (b)) not to exceed (c) where:
(a)    is the amount of the scheduled partial surrenders planned for that policy year;
(b)    is the amount of any preferred partial surrenders in the same policy year; and
(c)    is 10% of the net policy value at the end of the prior policy year.

•	If the Death Benefit Option 2 is in effect, there is no reduction in the total face amount upon a scheduled partial surrender.

•
If the Death Benefit Option 3 is in effect, the total face amount is reduced on the first monthly date a scheduled partial surrender is effective and on each subsequent policy anniversary. The total face amount may also be reduced on the monthly date any increase to a scheduled partial surrender is effective. The total face amount is reduced by the lesser of (a) or (b) where:

(a)	is the amount of the scheduled partial surrenders planned for that policy year; and

(b)	is the greater of (i) the amount that total partial surrenders exceed total premiums paid; or (ii) zero.

Examination Offer (Free-Look Provision)
It is important to us that you are satisfied with the purchase of your Policy. Under state law, you have the right to return the Policy for any reason during the examination offer period (a “free look”). If you properly exercise your free look, we will rescind the policy and we will pay you a refund. The state in which the Policy is issued determines the examination offer period and the type of refund that applies.
If you return this Policy before expiration of the examination offer period, we will refund your full premium in states where required. In states where permitted, we will refund the net policy value, which may be more or less than your premium.
Your request to return the Policy must be in writing. The request and the Policy must be mailed to us or returned to the agent no later (as determined by the postmark) than the last day of the examination offer period as shown below.
The examination offer period is the later of:

•	10 days after you receive the Policy or,

•	such later date as specified by applicable state law

NOTE:	See GENERAL DESCRIPTION OF THE POLICY – Delay of Payments.
LOANS
Policy Loans
While your Policy is in effect (but after the examination offer period) and has a net policy value, you may borrow money from us with the Policy as the security for the policy loan.

•	The maximum amount you may borrow is 90% of the net policy value as of the date we process the policy loan (100% of the net policy value in Arizona).

•
If telephone privileges apply, you may request a policy loan of $100,000 or less by calling us at 1-800-247-9988. If you do not have telephone privileges or are requesting a policy loan of more than $100,000, the request must be made in writing.

•	Generally, policy loan proceeds are sent within five business days from the date we receive your request (see GENERAL DESCRIPTION OF THE POLICY – Delay of Payments).

•	Requests for policy loans from any joint owner are binding on all joint owners.

•	Policy loans may negatively affect your Death Benefit Guarantee rider, if applicable (see POLICY TERMINATION AND REINSTATEMENT – Policy Termination (Lapse)).

You are charged interest on any loan indebtedness. During the first ten policy years, the interest rate is 5.00% per year. After policy year ten, the interest rate is 4.00% per year. Interest accrues daily and is due and payable at the end of the policy year. If interest is not paid when due, it is added to the loan indebtedness. Adding unpaid interest to the loan indebtedness causes additional amounts to be redeemed from the division(s) and/or fixed account and redemption proceeds transferred to the loan account. Redemptions are made in the same proportion as the allocation used for the most recent monthly policy charge.

A policy loan generally has a permanent effect on policy values. If a policy loan had not been made, the policy value would reflect the investment experience of the division(s) and the interest credited to the fixed account. In addition, loan indebtedness is subtracted from:

•	death proceeds at the death of the insured;

•	surrender value upon full surrender or termination of a Policy; and

•	maturity proceeds paid.

Loan indebtedness reduces your net policy value. If the net policy value is less than the monthly policy charges on a monthly date, the 61-day grace period provision applies (see POLICY TERMINATION AND REINSTATEMENT – Policy Termination (Lapse)).

If the Policy lapses with any loan indebtedness, there may be negative tax consequences.

Loan Account
When a policy loan is taken, a loan account is established. The loan account is part of our general account.

An amount equal to the loan is transferred from your divisions and/or fixed account to your loan account. You may instruct us on the proportions to be taken from your divisions or the fixed account. There are no restrictions on which divisions or accounts that the loan amount can be transferred from.

Your loan account earns interest from the date of transfer. The loan account interest rate is 4.00% per year. Interest accrues daily and is paid at the end of the policy year.
Unscheduled Loans
Unscheduled loans are available in all policy years. You may instruct us on the proportions to be taken from your accounts. If you do not provide such instruction, the loan amount is withdrawn in the same proportion as the allocation used for the most recent monthly policy charge.
Scheduled Loans
After the first policy year, scheduled policy loans are available on any monthly date if you have withdrawn, through partial surrenders, an amount equal to or exceeding total premiums paid. A scheduled loan is the equivalent of a scheduled withdrawal of earnings following the withdrawal of all premiums paid. Scheduled loans may occur on a monthly, quarterly, semiannual or annual basis (based on the policy year). The loan amount is withdrawn in the same proportion as the allocation used for the most recent monthly policy charge.
Loan Payments
While the Policy is in force and before the insured dies, you may pay the loan indebtedness as follows:

•	policy loans may be repaid totally or in part;

•	repayments are allocated to the division(s) and/or the fixed account in the proportions used for allocation of premium payments;

•	payments that we receive that are not designated as premium payments are applied as loan repayments if there is any loan indebtedness;

•	the repayments are allocated as of the valuation period in which we receive the repayment; and

•	repayments are to be sent to our home office.

POLICY TERMINATION AND REINSTATEMENT
Policy Termination (Lapse)
A Policy will go into default and is at risk of terminating if the net policy value on any monthly date is less than the monthly policy charge.

Before any Policy lapses, the Policy will enter a grace period, described below, during which you may pay the minimum required premium to keep your Policy in force. A Policy will terminate if you have not made the minimum required premium payment before the grace period expires.
The Policy also terminates:

•	when you make a full Policy surrender;

•	when death proceeds are paid; and

•	when the maturity proceeds are paid.
When the Policy terminates, all privileges and rights of the owner(s) and all optional insurance benefits will end. Subject to certain conditions, you may reinstate a policy that has terminated (see POLICY TERMINATION AND REINSTATEMENT – Reinstatement).
Grace Period
If a Policy goes into default and is at risk of terminating, we will send you notice of a 61-day grace period during which you can pay the minimum required premium to keep your Policy in force. This grace period begins on the date we mail the notice of impending policy termination to you. The notice will be sent to your last post office address known to us and will tell you the amount of the minimum required premium to keep the Policy in force, payment instructions; and the grace period end date.
Your Policy will remain in force during the grace period. If we do not receive the minimum required premium payment by the end of the grace period, your Policy will terminate without value.
No partial surrenders or policy loans may be made during a grace period.
Minimum Required Premium
The minimum required premium is intended to (i) reimburse us for the monthly policy charges during the grace period, and (ii) provide enough policy value to pay the monthly policy charge on the first monthly date after grace period. The minimum required premium payment is [(a) plus (b)] divided by (c) where:

(a)	is any amount by which your net policy value is less than zero at the start of the grace period after the monthly policy charge is deducted;

(b)	is three monthly policy charges; and

(c)	is 1 minus the maximum premium expense charge. See CHARGES AND DEDUCTIONS – Premium Expense Charge (Sales Charge and Taxes).
If the grace period ends before we receive the minimum required premium, we keep any remaining value in the Policy to cover past due policy charges. Adverse market fluctuations may cause the Policy to enter into subsequent grace periods.
The length of the grace period and/or the calculation for the minimum required premium may be different in some states.
Death during Grace Period
If the insured dies during a grace period, the death benefit is paid and the amount is reduced by:

•	all monthly policy charges due and unpaid at the death of the insured; and

•	any loan indebtedness.

NOTE:	The state of Florida requires that the net policy value of the Policy equal zero prior to entering a grace period. The grace period will end 31 days after the day the notice is mailed.
Reinstatement
Subject to certain conditions, you may reinstate a Policy that terminated as described in REINSTATEMENT – Policy Termination (Lapse). The Policy may be reinstated provided all of the following conditions are satisfied:

(a)	such reinstatement is prior to the policy maturity date;

(b)	You have not surrendered your Policy;

(c)	not more than three years have elapsed since the policy terminated (this time period may be longer in some states);

(d)	You supply evidence which satisfies us that the insured is alive and is insurable under our underwriting guidelines then in effect; and

(e)	You make the minimum required premium payment.

The minimum required premium is intended to a) reimburse us for the monthly policy charges during the grace period and b) provide enough policy value to pay monthly policy charges for three policy months after reinstatement. The minimum required premium payment is [(1) plus (2)] divided by (3) where:

(1)	is any amount by which your net policy value is less than zero at the end of the grace period after the monthly policy charge is deducted;

(2)	is three monthly policy charges; and

(3)	is 1 minus the maximum premium expense charge. See CHARGES AND DEDUCTIONS – Premium Expense Charge (Sales Charge and Taxes).

NOTE:
The minimum required premium during a grace period and the minimum required premium to reinstate a policy are calculated differently. The minimum required premium for reinstatement is calculated to collect monthly policy charges due and unpaid during the grace period and to provide us with enough policy value to pay three monthly policy charges after reinstatement of the Policy. As a result, the minimum required premium for reinstatement will be higher than the minimum required premium for grace period.

Reinstatement will be effective on the next monthly date following the date we approve the reinstatement application. Your rights and privileges as owner(s) are restored upon reinstatement. The reinstated Policy will have the same policy date as the original Policy. The Death Benefit Guarantee rider will be as if the Policy had never ended. You will receive new data pages upon reinstatement.
If a policy loan or loan interest was unpaid when the Policy terminated, the policy loan must be reinstated or repaid (loan interest does not accrue over the period the Policy was terminated). We do not require payment of monthly policy charges during the period the Policy was terminated.
Premiums received with your reinstatement application are held in our general account without interest (for a period of up to 60 days) while we complete underwriting for the reinstatement. If the reinstatement is approved, premiums are allocated to your selected division(s) and/or fixed account on the reinstatement date. We will use the premium allocation percentages in effect at the time of termination of the Policy unless you provide new allocation instructions.
If you reinstate your Policy, the premium expense charge and the monthly policy issue charge are calculated based on the number of years since the Policy was issued.
TAX ISSUES RELATED TO THE POLICY
The following description is a general summary of the tax rules pertaining to life insurance policies. This section relates primarily to federal income taxes rules, regulations and interpretations, which in our opinion are currently in effect but which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. While we reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes, we cannot make any guarantee regarding the future tax treatment of any Policy.

NOTE:
Due to the complexity of these rules and because they are affected by the facts and circumstances of each policy, you should consult with legal and tax counsel and other competent advisors regarding these matters.

Taxation of Death Proceeds
Under Section 101(a)(1) of the Internal Revenue Code, gross income does not include amounts received under a Policy if such amounts are paid by reason of the death of the insured. However, if the Policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary’s gross income under Section 101(a)(2) of the Internal Revenue Code.
Under Section 101(g) of the Internal Revenue Code, certain amounts received under a Policy on the life of an insured who qualifies as a terminally or chronically ill individual can be excluded from gross income as an amount paid by reason of the death of the insured.
For employer-owned life insurance on the life of an insured who is an employee, the death benefit amount excluded from gross income is limited to the premiums and other consideration paid for the life insurance if the employer is directly or indirectly a beneficiary under the Policy unless certain requirements are met. These requirements are provided in Section 101(j) of the Internal Revenue Code and would include notice and consent by the insured of the life insurance coverage prior to the issuance of the coverage. These rules generally apply to employer-owned life insurance issued or materially changed on or after August 17, 2006.

Taxation of Maturity Proceeds
A taxable event may occur if the net surrender value at maturity plus any loan indebtedness is greater than premiums paid less partial surrenders and premium refunds. The taxable amount is the difference between the surrender value and the remaining premiums in the policy.
Taxation of Growth in Policy Value
Any increase in policy value is not included in gross income while the Policy is in force and continues to meet the definition of life insurance as defined under Section 7702 of the Internal Revenue Code. If a contract does not meet the definition of life insurance, the policy owner will be subject to income tax on annual increases in cash value.
Taxation of Policy Surrenders and Partial Surrenders (including Preferred Partial Surrenders)
A surrender or lapse of the Policy may have income tax consequences. Upon surrender, the owner(s) is not taxed on the surrender value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior surrenders. The amount of any loan indebtedness, upon surrender or lapse, is added to the net surrender value and treated, for this purpose, as if it had been received. A loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any benefit payment option.
A full surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent that the distribution exceeds your premiums paid into the Policy. Partial surrenders generally are not taxable unless the total of such surrenders exceeds total premiums paid to the date of partial surrender less the untaxed portion of any prior partial surrenders. If within the first fifteen policy years, you make a partial surrender with a corresponding reduction in the total face amount, special rules apply. Under those circumstances, the Internal Revenue Code has defined a special formula under which you may be taxed on all or a portion of the surrender amount.
Transfers between the division(s) and/or fixed account are not considered as distributions from the Policy and would not be considered taxable income.
Taxation of Policy Loans and Loan Interest
If the Policy is not a modified endowment contract, loans received under the Policy are not generally considered to be distributions subject to tax. Interest paid to us as a result of a policy loan may or may not be deductible depending on a number of factors.
If the Policy is a modified endowment contract, loans received under the Policy are considered to be distributions subject to tax. The taxable amount is generally the difference between the policy value and the net premiums paid at the time the loan is made.
If the Policy lapses with an outstanding loan balance, there may be tax consequences.
Taxation of Change of Owner
Transfer of ownership may have tax consequences to the owner. The sale of a life insurance policy may have different income tax consequences than the cash surrender of such policy. The purchaser of a policy via a reportable policy sale is required to provide certain information to the issuer, seller/payment recipient and Internal Revenue Service (IRS) under Section 6050Y of the Internal Revenue Code. Please consult with your tax advisor before changing ownership of your life insurance policy.
Taxation of Change of Insured
For tax purposes, changing the insured is considered to be the same as a surrender of the policy. The taxable amount is generally the difference between the policy value and the net premiums paid.
Modified Endowment Contract Status
A Policy becomes a Modified Endowment Contract when premiums paid exceed certain premium limits as defined by Section 7702A of the Internal Revenue Code. There is no change regarding the tax-deferred internal build-up of policy value or the income tax-free death benefit to your beneficiary(ies), however, distributions from a Modified Endowment Contract are taxed as if the Policy is a deferred annuity. Thus, taxation on partial surrenders, policy loans and other defined distributions will occur if your policy value is greater than your premiums paid. In addition, taxable distributions are subject to a federal income tax penalty of 10% unless the distribution is

•	made after the owner attains age 59 1/2; or

•	attributable to the taxpayer becoming disabled (as defined in Section 72(m)(7)); or

•
part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives or joint life expectancy of the taxpayer and beneficiary.

Once a Policy is classified as a Modified Endowment Contract, the classification cannot be changed. Modified endowment contract classification may be avoided by limiting the amount of premiums paid under the Policy. In the absence of your instructions, we will refund all or part of the premium payment that would make the Policy a modified endowment contract.
Taxation of Exchange or Assignment of Policies
An exchange or assignment of a Policy may have tax consequences. Please consult with your tax advisor before exchanging or assigning your life insurance policy.
Special Considerations for Life Insurance Owned by a Business Entity
Section 264 of the Internal Revenue Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
Other Tax Issues
Federal estate taxes and state and local estate, inheritance, and other taxes may become due depending on applicable law and your circumstances or the circumstances of the Policy beneficiary(ies) if you or the insured dies.
Withholding
Federal withholding is generally required on certain taxable distributions under insurance contracts. In the case of periodic payments, the withholding is at graduated wage withholding rates. With respect to non-periodic distributions, withholding is a flat rate of 10%. You may elect to have either non-periodic or periodic payments made without withholding except if your tax identification number has not been furnished to us or if the Internal Revenue Service has notified us that the number you furnished is incorrect. Non-resident aliens are subject to 30% withholding (or a lower treaty rate) on taxable distributions.
Under the Foreign Account Tax Compliance Act (FATCA), We will be required to withhold a 30% tax on taxable distributions to certain foreign entities that fail to comply with new reporting and withholding requirements designed to inform the U.S. Department of the Treasury. We may disclose the information we receive from policy owners to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a policy owner that is a foreign entity fails to provide Us with appropriate certifications or other documentation concerning its status under FATCA.
Mutual Fund Diversification
The U.S. Department of the Treasury has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying the contracts. Under this Internal Revenue Code section, Separate Account investments must be adequately diversified in order for the increase in the value of contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Variable life insurance Separate Accounts are provided a special diversification exemption when investing in U.S. Treasury securities.
Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to contract holders. The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements.
GENERAL PROVISIONS

Frequent Trading and Market-Timing (Abusive Trading Practices)
This Policy is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Policy. The Company does not accommodate market timing.
We consider frequent trading and market timing activities to be abusive trading practices because they:

•	Disrupt the management of the underlying mutual funds by:

•	forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and

•	causing unplanned portfolio turnover;

•	Hurt the portfolio performance of the underlying mutual funds; and

•	Increase expenses of the underlying mutual fund and separate account due to:

•	increased broker-dealer commissions; and

•	increased recordkeeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Policy and cause investors to suffer the harms described.
We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.
If we, or an underlying mutual fund that is an investment option with the Policy, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•	Rejecting transfer instructions from a Policy owner or other person authorized by the owner to direct transfers;

•
Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;

•	Limiting the number of unscheduled transfers during a Policy year to no more than 12;

•
Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and

•	Taking such other action as directed by the underlying mutual fund.
We will support the underlying mutual funds’ right to accept, reject or restrict, without prior written notice, any transfer requests into a fund.
In some instances, a transfer may be completed inadvertently after we have notified a Policy owner that we believe that the Policy owner may have been engaging in abusive trading practices. In those instances, we will reverse the transfer (within two business days after the transfer) and return the Policy to the investment options it had prior to the transfer. The reversal will be effected at the unit values determined on the date of the reversal. As a result, the Policy owner assumes the risk of any gains or losses associated with an investment in the transferee division instead of in the transferor division between the time of the transfer and the time of the reversal of the transfer. We will give the Policy owner notice in writing of the reversal.
Purchase Procedures
A completed application and required supplements must be submitted to us through an agent or broker selling the Policy.
The minimum total face amount when the Policy is originally issued is $100,000. We reserve the right to increase or decrease the minimum total face amount. The increased minimum total face amount would apply only to Policies issued after the effective date of the increase.
To issue a Policy, we require that the age of the insured be 75 or younger as of the policy date. Other underwriting restrictions may apply. An applicant for the Policy must:

•	furnish satisfactory evidence of insurability of the insured; and

•	meet our insurance underwriting guidelines and suitability rules.
If you want insurance coverage to start at the time the application is submitted, a payment must be sent with the completed application. The amount is based on the face amount of the Policy, the death benefit option and the charges and expenses of the Policy. This amount is shown on the policy illustration provided to you by your registered representative. If this amount is submitted with the application, a conditional receipt will be given to you. The receipt acknowledges the initial payment and details any interim conditional insurance coverage.
We reserve the right to reject any application or related premium if we determine that we have not received complete information and/or instructions or that our underwriting guidelines, suitability rules or procedures have not been met. Any premium submitted will be returned to the designated owner on the application no later than five business days from the date the application was rejected.

Important Information about Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.
We do not knowingly sell policies that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.
Policy Date
If we issue a Policy, a policy date is determined. Policies will not be dated on the 29th, 30th or 31st of any month. Policies that would otherwise be dated on these dates are dated on the first day of the following month. Policies that are issued on a cash on delivery (COD) basis and that would otherwise be dated on the 29th, 30th or 31st of a month will be dated on the first day of the following month. The policy date is shown on the current data pages. Current data pages are the most recent policy specification pages issued to a Policy owner and are located in the Policy.
Upon specific request and our approval, the Policy may be backdated. The policy date may not be more than six months prior to the date of application (or shorter period if required by state law). Payment of at least the monthly policy charges is required for the backdated period. Monthly policy charges are deducted from the policy value for the backdated period.
Effective Date
The Policy date and the effective date are the same unless a backdated policy date is requested. Insurance coverage is effective, provided all purchase requirements for the Policy have been satisfied.
If the proposed insured dies before the effective date, there is no coverage under the Policy (coverage is determined solely under the terms of the conditional receipt, if any).
Special Purchase Plans
Where permitted by state law, Policies may be purchased under group or sponsored arrangements as well as on an individual basis. A group arrangement is a program under which a trustee, employer, or similar entity purchases Policies covering a group of individuals on a group or individual basis. A sponsored arrangement is a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.
Charges and deductions may be reduced for Policies purchased under a group or sponsored arrangement including waiver of premium sales load and waiver of surrender charge. Reductions may be available to:

•	employees, officers, directors, agents, and immediate family members of the group or sponsored arrangement; and

•	employees or agents of the Company and its subsidiaries.
Reductions are made under our rules in effect on the date a Policy application is approved and are based on certain criteria (size of group, expected number of participants, anticipated premium payments, total assets under management for the group or sponsored arrangement).
Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on the size of the arrangement, the purpose for which the Policies are purchased, and certain characteristics of the members. The amount of the reduction and the criteria for reducing the charges and deductions reflect: a) our reduced sales effort and administrative costs; and b) the different mortality experience expected from sales to group or sponsored arrangements.
We may modify, on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not discriminate unfairly against any person, including the affected owners and all other Policy owners with policies funded with the Separate Account.

Distribution of the Policy
The Company has appointed Principal Securities, Inc. ("PSI") (formerly, Princor Financial Services Corporation), Des Moines, Iowa 50392-0200, a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority and an affiliate of the Company, as the distributor and principal underwriter of the Policy. The Company pays commissions to PSI of no more than 12% of premiums received by the Company in the first policy year (or first policy year following an adjustment) up to the target premium. In the second through the fifth policy years following the policy date (or adjustment date), commissions range from 0% to 5% of premiums received; in policy years six through ten following the policy date (or adjustment date), commissions range from 0% to 1.5% of premiums received. A service fee of up to 0.10% of the net policy value is paid beginning in policy year six. PSI also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Policies. The 12b-1 fees for the underlying mutual funds are shown in the prospectuses of each underlying mutual fund.
Applications for the Policies are solicited by registered representatives of PSI or such other broker-dealers as have entered into selling agreements with PSI. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved.
Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your sales representative about these differing and divergent interests, how she/he is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.
Service Arrangements and Compensation
The Company and/or PSI have entered into agreements with the distributors, advisers and/or the affiliates of some of the mutual funds underlying the Policy and receive compensation for providing certain services including, but not limited to, distribution and operational support services, to the underlying mutual fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Policy owners’ instructions.
Because the Company and PSI receive such fees, they may be subject to competing interests in making these funds available as investment options under the Policy. The Company takes into consideration the anticipated payments from underlying mutual funds when it determines the charges assessed under the Policy. Without these payments, charges under the Policy are expected to be higher.
Statement of Values
You will receive an annual policy statement once each year. The statement will show:

•	current death benefit;

•	current policy value and surrender value;

•	all premiums paid since the last statement;

•	all charges since the last statement;

•	any loan indebtedness;

•	any partial surrenders since the last statement;

•	the number of units and unit value;

•	total value of each of the divisions and of the fixed account;

•	designated beneficiary(ies); and

•	all riders included in the Policy.
At any time, you may request a free current statement by telephoning 1-800-247-9988.
We also send you the reports required by the Investment Company Act of 1940 (as amended).

Services Available via the Telephone
If you elect to use telephone privileges, instructions for the following transactions may be given to us via the telephone:

•	change in allocations of future premium payments;

•	change in allocation of the monthly policy charge;

•	change to your APR instructions;

•	change to your scheduled transfer instructions;

•	unscheduled transfers; and

•	request for a policy loan (of $100,000 or less).

Instructions:

•	may be given by calling us at 1-800-247-9988 between 8 a.m. and 5 p.m. Eastern Time on any day that the NYSE is open;

•	must be received by us before the close of the NYSE (generally 4:00 p.m. Eastern Time) to be effective the day they are given;

•	are effective the next business day if not received until after the close of the NYSE.
Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction instructions, the Separate Account and the Company reserve the right to refuse telephone instructions. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures for telephone instructions include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the owner’s address of record.
Misstatement of Age or Gender
If the age or, where applicable, gender of the insured has been misstated, we adjust the death benefit payable under your Policy to reflect the amount that would have been payable at the correct age and gender.
Non-Participating Policy
The Policies do not share in any divisible surplus of the Company.
Incontestability
We will not contest the insurance coverage provided by the Policy, except for any increases in total face amount, after the Policy has been in force during the lifetime of the insured for a period of two years from the policy date. Any total face amount increase has its own two-year contestability period that begins on the effective date of the adjustment. In many states, the time limit in the incontestability period does not apply to fraudulent misrepresentations.
Independent Registered Public Accounting Firm
The financial statements of the Principal Life Insurance Company Variable Life Separate Account and the consolidated financial statements of the Principal Life Insurance Company are included in the Statement of Additional Information. Those statements and related schedules have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, for the periods indicated in their reports.
LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.

TABLE OF SEPARATE ACCOUNT DIVISIONS
The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

AllianceBernstein Global Thematic Growth Portfolio Division
Invests in:	AllianceBernstein Variable Products Series Global Thematic Growth Portfolio - Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long-term growth of capital.

AllianceBernstein International Growth Division
Invests in:	AllianceBernstein Variable Products Series International Growth Portfolio - Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long term growth of capital.

AllianceBernstein International Value Division
Invests in:	AllianceBernstein Variable Products Series International Value Portfolio - Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long term growth of capital.

AllianceBernstein Small Cap Growth Division (not available to new investors with an application signature date of 2/1/2013 and later)
Invests in:	AllianceBernstein Variable Products Series Small Cap Growth Portfolio - Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long-term growth of capital.

AllianceBernstein Small/Mid Cap Value Division
Invests in:	AllianceBernstein Variable Products Series Small/Mid Cap Value Portfolio - Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long-term growth of capital.

American Century VP Capital Appreciation Division
Invests in:	American Century VP Capital Appreciation Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks capital growth.

American Century VP Income & Growth Division
Invests in:	American Century VP Income & Growth Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century VP Inflation Protection Division (Available beginning 6/6/2020)
Invests in:	American Century VP Inflation Protection Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century VP International Division
Invests in:	American Century VP International Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks capital growth.

American Century VP Mid Cap Value Division
Invests in:	American Century VP Mid Cap Value Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

American Century VP Value Division
Invests in:	American Century VP Value Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

American Funds Insurance Series Blue Chip Income and Growth Division
Invests in:	American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks to produce income exceeding the average yield on U.S stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

American Funds Insurance Series Capital World Bond Division (fka American Funds Insurance Series Global Bond Division)
Invests in:	American Funds Insurance Series - Capital World Bond Fund - Class 2 Shares (fka American Funds Insurance Series - Global Bond Fund - Class 2 Shares)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks to provide, over the long term, a high level of total return consistent with prudent investment management.

American Funds Insurance Series Global Balanced Division
Invests in:	American Funds Insurance Series - Global Balanced Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term growth of capital, conservation of principal and current income.

American Funds Insurance Series Global Small Capitalization Fund Division (Available beginning 6/6/2020)
Invests in:	American Funds Insurance Series - Global Small Capitalization Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term growth of capital.

American Funds Insurance Series Growth Fund Division
Invests in:	American Funds Insurance Series - Growth Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks growth of capital.

American Funds Insurance Series International Fund Division
Invests in:	American Funds Insurance Series - International Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term growth of capital.

American Funds Insurance Series New World Fund Division
Invests in:	American Funds Insurance Series - New World Fund - Class 2 Shares
Investment Advisor:	Capital Research and Management Company
Investment Objective:	seeks long-term capital appreciation.

BNY Mellon IP MidCap Stock Division
Invests in:	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc. through a sub-advisory agreement with Mellon Investments Corporation.
Investment Objective:
seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).

BNY Mellon IP Technology Growth Division
Invests in:	BNY Mellon Investment Portfolios Technology Growth Portfolio - Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	seeks capital appreciation.

BNY Mellon Sustainable U.S. Equity Division
Invests in:	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc. through a sub-advisory agreement with Newton Investment Management (North America) Limited
Investment Objective:	seeks long-term capital appreciation.

BNY Mellon VIF Appreciation Division
Invests in:	BNY Mellon Variable Investment Fund Appreciation Portfolio - Service Shares
Investment Advisor:	Fayez Sarofim & Co through a sub-advisory agreement with BNY Mellon Investment Adviser, Inc.
Investment Objective:	seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.

Calvert EAFE International Index Division
Invests in:	Calvert VP EAFE International Index Portfolio - Class F
Investment Advisor:	Calvert Research and Management
Investment Objective:
seeks investment results that correspond to the total return performance of common stocks as represented by the MSCI EAFE (Standard) Index ("MSCI EAFE Index"). The MSCI EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

Calvert Investment Grade Bond Index Division
Invests in:	Calvert VP Investment Grade Bond Index Portfolio - Class I
Investment Advisor:	Calvert Research and Management through a sub-advisory agreement with Ameritas Investment Partners, Inc.
Investment Objective:
seeks investment results that correspond to the total return performance of the bond market, as represented by the Barclays U.S. Aggregate Bond Index (the “Barclays Index”). This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

Calvert Russell 2000 Small Cap Index Division
Invests in:	Calvert VP Russell 2000 Small Cap Index Portfolio - Class F
Investment Advisor:	Calvert Research and Management through a sub-advisory agreement with Ameritas Investment Partners, Inc.
Investment Objective:
seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

ClearBridge Mid Cap Division
Invests in:	ClearBridge Variable Mid Cap Portfolio - Class I Shares
Investment Advisor:	ClearBridge Investments, LLC through a sub-advisory agreement with Legg Mason Partners Fund Advisor, LLC
Investment Objective:	seeks long-term growth of capital.

ClearBridge Small Cap Growth Division
Invests in:	ClearBridge Variable Small Cap Growth Portfolio - Class I Shares
Investment Advisor:	ClearBridge Investments, LLC through a sub-advisory agreement with Legg Mason Partners Fund Advisor, LLC
Investment Objective:	seeks long-term growth of capital.

Delaware High Yield Division
Invests in:	Delaware VIP High Yield Series - Service Class
Investment Advisor:	Delaware Management Company
Investment Objective:	seeks total return and, as a secondary objective, high current income.

Delaware Small Cap Value Division
Invests in:	Delaware VIP Small Cap Value Series - Service Class
Investment Advisor:	Delaware Management Company
Investment Objective:	seeks capital appreciation.

DWS Alternative Asset Allocation Division
Invests in:	DWS Alternative Asset Allocation VIP - Class B
Investment Advisor:	RREEF America L.L.C. through a sub-advisory agreement with DWS Investment Management Americas Inc.)
Investment Objective:	seeks capital appreciation.

DWS Small Mid Cap Value Division
Invests in:	DWS Small Mid Cap Value VIP - Class B
Investment Advisor:	DWS Investment Management Americas Inc.
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Contrafund Division
Invests in:	Fidelity VIP Contrafund® Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Equity-Income Division
Invests in:	Fidelity VIP Equity-Income Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:
seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

Fidelity VIP Extended Market Index Division
Invests in:	Fidelity VIP Extended Market Index Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company through a sub-advisory agreement with Geode Capital Management, LLC and FMR Co., Inc.
Investment Objective:	seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies.

Fidelity VIP Government Money Market Division
Invests in:	Fidelity VIP Government Money Market Portfolio - Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks to achieve a high level of current income as is consistent with preservation of capital and liquidity.

Fidelity VIP High Income Division
Invests in:	Fidelity VIP High Income Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks a high level of current income, while also considering growth of capital.

Fidelity VIP International Index Division
Invests in:	Fidelity VIP International Index Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company through a sub-advisory agreement with Geode Capital Management, LLC and FMR Co., Inc.
Investment Objective:	seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.

Fidelity VIP Mid Cap Division
Invests in:	Fidelity VIP Mid Cap Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

Fidelity VIP Strategic Income Division
Invests in:	Fidelity VIP Strategic Income Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks a high level of current income. The fund may also seek capital appreciation.

Fidelity VIP Total Market Index Division
Invests in:	Fidelity VIP Total Market Index Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company through a sub-advisory agreement with Geode Capital Management, LLC and FMR Co., Inc.
Investment Objective:	seeks to provide investment results that correspond to the total return of a board range of U.S. stocks.

Franklin Income VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin Income VIP Fund - Class 2
Investment Advisor:	Templeton Investment Counsel, LLC through a sub-advisory agreement with Franklin Advisers, Inc.
Investment Objective:	seeks to maximize income while maintaining prospects for capital appreciation.

Franklin Mutual Global Discovery VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin Mutual Global Discovery VIP Fund - Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	seeks capital appreciation.

Franklin Mutual Shares VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin Mutual Shares VIP Fund - Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	seeks capital appreciation. Its secondary goal is income.

Franklin Rising Dividends VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin Rising Dividends VIP Fund - Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	seeks long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

Franklin Small Cap Value VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund - Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	seeks long-term total return.

Franklin Strategic Income VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin Strategic Income VIP Fund - Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks a high level of current income. A secondary goal is long-term capital appreciation.

Franklin U.S. Government Securities VIP Division
Invests in:	Franklin Templeton VIP Trust - Franklin U.S. Government Securities VIP Fund - Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	seeks income.

Franklin Templeton Developing Markets VIP Division
Invests in:	Franklin Templeton VIP Trust - Templeton Developing Markets VIP Fund - Class 2
Investment Advisor:	Templeton Asset Management Ltd.
Investment Objective:	seeks long-term capital appreciation.

Franklin Templeton Foreign VIP Division
Invests in:	Franklin Templeton VIP Trust - Templeton Foreign VIP Fund - Class 2
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	seeks long-term capital growth.

Franklin Templeton Global Bond VIP Division
Invests in:	Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund - Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

Invesco American Franchise Division
Invests in:	Invesco V.I. American Franchise Fund - Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks capital growth.

Invesco American Value Division
Invests in:	Invesco V.I. American Value Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

Invesco Core Equity Division
Invests in:	Invesco V.I. Core Equity Fund - Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Global Real Estate Division
Invests in:	Invesco V.I. Global Real Estate Fund - Series I Shares
Investment Advisor:	Invesco Asset Management Limited through a sub-advisory agreement with Invesco Advisers, Inc.
Investment Objective:	seeks total return through growth of capital and current income.

Invesco Health Care Division
Invests in:	Invesco V.I. Health Care Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco International Growth Division
Invests in:	Invesco V.I. International Growth Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Mid Cap Core Equity Division
Invests in:	Invesco V.I. Mid Cap Core Equity Fund - Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Oppenheimer Discovery Mid Cap Growth Division (Available beginning 6/6/2020)
Invests in:	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks capital appreciation.

Invesco Oppenheimer Main Street Small Cap Division (fka Oppenheimer Main Street Small Cap Division)
Invests in:	Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series II (fka Oppenheimer Main Street Small Cap Fund®/VA - Service Shares)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks capital appreciation.

Invesco Small Cap Equity Division
Invests in:	Invesco V.I. Small Cap Equity Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Janus Henderson Balanced Division
Invests in:	Janus Henderson Series Balanced Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Henderson Enterprise Division
Invests in:	Janus Henderson Series Enterprise Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital.

Janus Henderson Flexible Bond Division
Invests in:	Janus Henderson Series Flexible Bond Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks to obtain maximum total return, consistent with preservation of capital.

Janus Henderson Forty Division
Invests in:	Janus Henderson Series Forty Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital.

Janus Henderson Global Research Division
Invests in:	Janus Henderson Series Global Research Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital.

Janus Henderson Global Technology and Innovation Division (fka Janus Henderson Global Technology Division)
Invests in:	Janus Henderson Series Global Technology and Innovation Portfolio - Service Shares (fka Janus Henderson Series Global Technology Portfolio - Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital.

Lord Abbett Series Fund Developing Growth Division
Invests in:	Lord Abbett Series Fund Developing Growth Portfolio - Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	seeks long-term growth of capital.

MFS Blended Research Small Cap Equity Division
Invests in:	MFS® Blended Research® Small Cap Equity Portfolio - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS Global Equity Division
Invests in:	MFS® Global Equity Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS Growth Division
Invests in:	MFS® Growth Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS Inflation-Adjusted Bond Division
Invests in:	MFS® Inflation-Adjusted Bond Portfolio - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks total return that exceeds the rate of inflation over the long-term, with an emphasis on current income, but also considering capital appreciation.

MFS International Intrinsic Value Division
Invests in:	MFS® International Intrinsic Value Portfolio - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS Mid Cap Value Division
Invests in:	MFS® Mid Cap Value Portfolio - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS New Discovery Division
Invests in:	MFS® New Discovery Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS New Discovery Value Division
Invests in:	MFS® New Discovery Value Portfolio - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS Research International Division
Invests in:	MFS® Research International Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

MFS Total Return Division
Invests in:	MFS® Total Return Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks total return.

MFS Utilities Division
Invests in:	MFS® Utilities Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks total return.

MFS Value Division
Invests in:	MFS® Value Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company (MFS)
Investment Objective:	seeks capital appreciation.

Neuberger Berman AMT Mid Cap Growth Division
Invests in:	Neuberger Berman AMT Mid Cap Growth Portfolio - Class S
Investment Advisor:	Neuberger Berman LLC
Investment Objective:	seeks growth of capital.

Neuberger Berman AMT Sustainable Equity Division
Invests in:	Neuberger Berman AMT Sustainable Equity Portfolio - I Class Shares
Investment Advisor:	Neuberger Berman LLC
Investment Objective:	seeks to invest primarily in commons stock of mid- to large- capitalization companies that meet the Fund’s quality oriented financial and ESG criteria.

PIMCO All Asset Division
Invests in:	PIMCO VIT All Asset Portfolio - Administrative Class
Investment Advisor:	Research Affiliates, LLC through a sub-advisory agreement with Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum real return consistent with preservation of real capital and prudent investment management.

PIMCO Commodity Real Return Strategy Division
Invests in:	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum real return consistent with prudent investment management.

PIMCO Emerging Markets Bond Division
Invests in:	PIMCO VIT Emerging Markets Bond Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO High Yield Division
Invests in:	PIMCO VIT High Yield Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO Long-Term U.S. Government Division
Invests in:	PIMCO VIT Long-Term U.S. Government Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO Low Duration Division
Invests in:	PIMCO VIT Low Duration Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC ("PIMCO")
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO Real Return Division
Invests in:	PIMCO VIT Real Return Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum real return, consistent with preservation of real capital and prudent investment management.

PIMCO Short-Term Division
Invests in:	PIMCO VIT Short-Term Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum current income, consistent with preservation of capital and daily liquidity.

PIMCO Total Return Division
Invests in:	PIMCO VIT Total Return Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

Bond Market Index Division
Invests in:	Principal Variable Contracts Funds Bond Market Index Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide current income.

Core Plus Bond Division
Invests in:	Principal Variable Contracts Funds Core Plus Bond Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide current income.

Diversified International Division
Invests in:	Principal Variable Contracts Funds Diversified International Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks long-term growth of capital.

Equity Income Division
Invests in:	Principal Variable Contracts Funds Equity Income Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide a relatively high level of current income and long-term growth of income and capital.

Government & High Quality Bond Division
Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide a high level of current income consistent with safety and liquidity.

International Emerging Markets Division
Invests in:	Principal Variable Contracts Funds International Emerging Markets Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth I Division
Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I - Class 1
Investment Advisor:	T. Rowe Price Associates, Inc. and Brown Advisory, LLC through sub-advisory agreements with Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks long-term growth of capital.

LargeCap S&P 500 Index Division
Invests in:	Principal Variable Contracts Funds LargeCap S&P 500 Index Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks long-term growth of capital.

MidCap Division (not available to new investors with an application signature date of 8/16/2013 and later) (beginning 6/6/2020, available to all investors regardless of application date)
Invests in:	Principal Variable Contracts Funds MidCap Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks long-term growth of capital.

Principal Capital Appreciation Division
Invests in:	Principal Variable Contracts Funds Principal Capital Appreciation Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide long term growth of capital.

Principal LifeTime 2010 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2010 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2020 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2020 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2030 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2030 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2040 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2040 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2050 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2050 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2060 Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime 2060 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime Strategic Income Division
Invests in:	Principal Variable Contracts Funds Principal LifeTime Strategic Income Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks current income, and as a secondary objective, capital appreciation.

Real Estate Securities Division
Invests in:	Principal Variable Contracts Funds Real Estate Securities Account - Class 1
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to generate a total return.

SAM Balanced Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Balanced Portfolio - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

SAM Conservative Balanced Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative Balanced Portfolio - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.

SAM Conservative Growth Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative Growth Portfolio - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide long-term capital appreciation.

SAM Flexible Income Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Flexible Income Portfolio - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).

SAM Strategic Growth Portfolio Division
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Strategic Growth Portfolio - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide long-term capital appreciation.

Short-Term Income Division
Invests in:	Principal Variable Contracts Funds Short-Term Income Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

SmallCap Division
Invests in:	Principal Variable Contracts Funds SmallCap Account - Class 1
Investment Advisor:	Principal Global Investors, LLC ("PGI")
Investment Objective:	seeks long-term growth of capital.

Putnam VT Growth Opportunities Division
Invests in:	Putnam VT Growth Opportunities Fund - Class IB
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	seeks capital appreciation.

Putnam VT International Value Division (Available beginning 6/6/2020)
Invests in:	Putnam VT international Value Fund - Class IB
Investment Advisor:	Putnam Investment Management, LLC through a sub-advisory agreement with Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	seeks capital growth, current income is a secondary objective.

Rydex Basic Materials Division
Invests in:	Rydex VI Basic Materials Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:
seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

Rydex Utilities Division
Invests in:	Rydex VI Utilities Fund
Investment Advisor:	Security Investors, LLC, which operates under the name of Guggenheim Investments
Investment Objective:	seeks to provide capital appreciation by investing in companies that operate public utilities.

T. Rowe Price Health Sciences Division
Invests in:	T. Rowe Price Health Sciences Portfolio - II
Investment Advisor:	T. Rowe Price Associates Inc.
Investment Objective:	seeks long-term capital appreciation.

TOPS Managed Risk Balanced ETF Division
Invests in:	TOPS®™ Managed Risk Balanced ETF Portfolio - Class 2
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.

TOPS Managed Risk Growth ETF Division
Invests in:	TOPS®™ Managed Risk Growth ETF Portfolio - Class 2
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks capital appreciation with less volatility than the equity markets as a whole.

TOPS Managed Risk Moderate Growth ETF Division
Invests in:	TOPS®™ Managed Risk Moderate Growth ETF Portfolio - Class 2
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks capital appreciation with less volatility than the equity markets as a whole.

VanEck Global Hard Assets Division
Invests in:	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund - Initial Class Shares
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Vanguard VIF Balanced Division (Available beginning 6/6/2020)
Invests in:	Vanguard VIF Balanced Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	seeks to provide long-term capital appreciation and reasonable current income.

Vanguard VIF Global Bond Index Division (Available beginning 6/6/2020)
Invests in:	Vanguard VIF Global Bond Index Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.

Vanguard VIF Mid-Cap Index Division
Invests in:	Vanguard VIF - Mid-Cap Index Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

Wanger International Division
Invests in:	Wanger International
Investment Advisor:	Columbia Wanger Asset Management LLC
Investment Objective:	seeks long-term capital appreciation.

APPENDIX A – TARGET PREMIUM RATES

TARGET PREMIUM RATES (per $1,000 of Policy Face Amount) – Male

Table: Age:	Standard 100%	2 120%	3 130%	4 140%	5 150%	6 150%	7 165%	8 165%	9 180%	10 180%	11 195%	12 195%	13 210%	14 210%	15 210%	16 210%
20	20.45	24.54	26.59	28.63	30.68	30.68	33.74	33.74	36.81	36.81	39.88	39.88	42.95	42.95	42.95	42.95
21	21.13	25.36	27.47	29.58	31.70	31.70	34.86	34.86	38.03	38.03	41.20	41.20	44.37	44.37	44.37	44.37
22	21.83	26.20	28.38	30.56	32.75	32.75	36.02	36.02	39.29	39.29	42.57	42.57	45.84	45.84	45.84	45.84
23	22.56	27.07	29.33	31.58	33.84	33.84	37.22	37.22	40.61	40.61	43.99	43.99	47.38	47.38	47.38	47.38
24	23.32	27.98	30.32	32.65	34.98	34.98	38.48	38.48	41.98	41.98	45.47	45.47	48.97	48.97	48.97	48.97
25	24.11	28.93	31.34	33.75	36.17	36.17	39.78	39.78	43.40	43.40	47.01	47.01	50.63	50.63	50.63	50.63
26	24.93	29.92	32.41	34.90	37.40	37.40	41.13	41.13	44.87	44.87	48.61	48.61	52.35	52.35	52.35	52.35
27	25.77	30.92	33.50	36.08	38.66	38.66	42.52	42.52	46.39	46.39	50.25	50.25	54.12	54.12	54.12	54.12
28	26.64	31.97	34.63	37.30	39.96	39.96	43.96	43.96	47.95	47.95	51.95	51.95	55.94	55.94	55.94	55.94
29	27.55	33.06	35.82	38.57	41.33	41.33	45.46	45.46	49.59	49.59	53.72	53.72	57.86	57.86	57.86	57.86
30	28.50	34.20	37.05	39.90	42.75	42.75	47.03	47.03	51.30	51.30	55.58	55.58	59.85	59.85	59.85	59.85
31	29.48	35.38	38.32	41.27	44.22	44.22	48.64	48.64	53.06	53.06	57.49	57.49	61.91	61.91	61.91	61.91
32	30.51	36.61	39.66	42.71	45.77	45.77	50.34	50.34	54.92	54.92	59.49	59.49	64.07	64.07	64.07	64.07
33	31.59	37.91	41.07	44.23	47.39	47.39	52.12	52.12	56.86	56.86	61.60	61.60	66.34	66.34	66.34	66.34
34	32.71	39.25	42.52	45.79	49.07	49.07	53.97	53.97	58.88	58.88	63.78	63.78	68.69	68.69	68.69	68.69
35	33.87	40.64	44.03	47.42	50.81	50.81	55.89	55.89	60.97	60.97	66.05	66.05	71.13	71.13	71.13	71.13
36	35.07	42.08	45.59	49.10	52.61	52.61	57.87	57.87	63.13	63.13	68.39	68.39	73.65	73.65	73.65	73.65
37	36.32	43.58	47.22	50.85	54.48	54.48	59.93	59.93	65.38	65.38	70.82	70.82	76.27	76.27	76.27	76.27
38	37.62	45.14	48.91	52.67	56.43	56.43	62.07	62.07	67.72	67.72	73.36	73.36	79.00	79.00	79.00	79.00
39	38.96	46.75	50.65	54.54	58.44	58.44	64.28	64.28	70.13	70.13	75.97	75.97	81.82	81.82	81.82	81.82
40	40.35	48.42	52.46	56.49	60.53	60.53	66.58	66.58	72.63	72.63	78.68	78.68	84.74	84.74	84.74	84.74
41	41.78	50.14	54.31	58.49	62.67	62.67	68.94	68.94	75.20	75.20	81.47	81.47	87.74	87.74	87.74	87.74
42	43.26	51.91	56.24	60.56	64.89	64.89	71.38	71.38	77.87	77.87	84.36	84.36	90.85	90.85	90.85	90.85
43	44.79	53.75	58.23	62.71	67.19	67.19	73.90	73.90	80.62	80.62	87.34	87.34	94.06	94.06	94.06	94.06
44	46.36	55.63	60.27	64.90	69.54	69.54	76.49	76.49	83.45	83.45	90.40	90.40	97.36	97.36	97.36	97.36
45	47.96	57.55	62.35	67.14	71.94	71.94	79.13	79.13	86.33	86.33	93.52	93.52	100.72	100.72	100.72	100.72
46	49.61	59.53	64.49	69.45	74.42	74.42	81.86	81.86	89.30	89.30	96.74	96.74	104.18	104.18	104.18	104.18
47	51.30	61.56	66.69	71.82	76.95	76.95	84.65	84.65	92.34	92.34	100.04	100.04	107.73	107.73	107.73	107.73
48	53.03	63.64	68.94	74.24	79.55	79.55	87.50	87.50	95.45	95.45	103.41	103.41	111.36	111.36	111.36	111.36
49	54.83	65.80	71.28	76.76	82.25	82.25	90.47	90.47	98.69	98.69	106.92	106.92	115.14	115.14	115.14	115.14
50	56.70	68.04	73.71	79.38	85.05	85.05	93.56	93.56	102.06	102.06	110.57	110.57	119.07	119.07	119.07	119.07
51	58.64	70.37	76.23	82.10	87.96	87.96	96.76	96.76	105.55	105.55	114.35	114.35	123.14	123.14	123.14	123.14
52	60.65	72.78	78.85	84.91	90.98	90.98	100.07	100.07	109.17	109.17	118.27	118.27	127.37	127.37	127.37	127.37
53	62.72	75.26	81.54	87.81	94.08	94.08	103.49	103.49	112.90	112.90	122.30	122.30	131.71	131.71	131.71	131.71
54	64.85	77.82	84.31	90.79	97.28	97.28	107.00	107.00	116.73	116.73	126.46	126.46	136.19	136.19	136.19	136.19
55	67.04	80.45	87.15	93.86	100.56	100.56	110.62	110.62	120.67	120.67	130.73	130.73	140.78	140.78	140.78	140.78
56	69.26	83.11	90.04	96.96	103.89	103.89	114.28	114.28	124.67	124.67	135.06	135.06	145.45	145.45	145.45	145.45
57	71.53	85.84	92.99	100.14	107.30	107.30	118.02	118.02	128.75	128.75	139.48	139.48	150.21	150.21	150.21	150.21
58	73.86	88.63	96.02	103.40	110.79	110.79	121.87	121.87	132.95	132.95	144.03	144.03	155.11	155.11	155.11	155.11
59	76.27	91.52	99.15	106.78	114.41	114.41	125.85	125.85	137.29	137.29	148.73	148.73	160.17	160.17	160.17	160.17
60	78.77	94.52	102.40	110.28	118.16	118.16	129.97	129.97	141.79	141.79	153.60	153.60	165.42	165.42	165.42	165.42
61	81.37	97.64	105.78	113.92	122.06	122.06	134.26	134.26	146.47	146.47	158.67	158.67	170.88	170.88	170.88	170.88
62	84.03	100.84	109.24	117.64	126.05	126.05	138.65	138.65	151.25	151.25	163.86	163.86	176.46	176.46	176.46	176.46
63	86.74	104.09	112.76	121.44	130.11	130.11	143.12	143.12	156.13	156.13	169.14	169.14	182.15	182.15	182.15	182.15
64	89.50	107.40	116.35	125.30	134.25	134.25	147.68	147.68	161.10	161.10	174.53	174.53	187.95	187.95	187.95	187.95
65	92.29	110.75	119.98	129.21	138.44	138.44	152.28	152.28	166.12	166.12	179.97	179.97	193.81	193.81	193.81	193.81
66	95.14	114.17	123.68	133.20	142.71	142.71	156.98	156.98	171.25	171.25	185.52	185.52	199.79	199.79	199.79	199.79
67	98.06	117.67	127.48	137.28	147.09	147.09	161.80	161.80	176.51	176.51	191.22	191.22	205.93	205.93	205.93	205.93
68	101.10	121.32	131.43	141.54	151.65	151.65	166.82	166.82	181.98	181.98	197.15	197.15	212.31	212.31	212.31	212.31
69	104.27	125.12	135.55	145.98	156.41	156.41	172.05	172.05	187.69	187.69	203.33	203.33	218.97	218.97	218.97	218.97

Table: Age:	Standard 100%	2 120%	3 130%	4 140%	5 150%	6 150%	7 165%	8 165%	9 180%	10 180%	11 195%	12 195%	13 210%	14 210%	15 210%	16 210%
70	107.61	129.13	139.89	150.65	161.42	161.42	177.56	177.56	193.70	193.70	209.84	209.84	225.98	225.98	225.98	225.98
71	111.12	133.34	144.46	155.57	166.68	166.68	183.35	183.35	200.02	200.02	216.68	216.68	233.35	233.35	233.35	233.35
72	114.83	137.80	149.28	160.76	172.25	172.25	189.47	189.47	206.69	206.69	223.92	223.92	241.14	241.14	241.14	241.14
73	118.67	142.40	154.27	166.14	178.01	178.01	195.81	195.81	213.61	213.61	231.41	231.41	249.21	249.21	249.21	249.21
74	122.70	147.24	159.51	171.78	184.05	184.05	202.46	202.46	220.86	220.86	239.27	239.27	257.67	257.67	257.67	257.67
75	126.96	152.35	165.05	177.74	190.44	190.44	209.48	209.48	228.53	228.53	247.57	247.57	266.62	266.62	266.62	266.62

TARGET PREMIUM RATES (per $1,000 of Policy Face Amount) – Female

Table: Age:	Standard 100%	2 120%	3 130%	4 140%	5 150%	6 150%	7 165%	8 165%	9 180%	10 180%	11 195%	12 195%	13 210%	14 210%	15 210%	16 210%
20	17.49	20.99	22.74	24.49	26.24	26.24	28.86	28.86	31.48	31.48	34.11	34.11	36.73	36.73	36.73	36.73
21	18.12	21.74	23.56	25.37	27.18	27.18	29.90	29.90	32.62	32.62	35.33	35.33	38.05	38.05	38.05	38.05
22	18.78	22.54	24.41	26.29	28.17	28.17	30.99	30.99	33.80	33.80	36.62	36.62	39.44	39.44	39.44	39.44
23	19.46	23.35	25.30	27.24	29.19	29.19	32.11	32.11	35.03	35.03	37.95	37.95	40.87	40.87	40.87	40.87
24	20.17	24.20	26.22	28.24	30.26	30.26	33.28	33.28	36.31	36.31	39.33	39.33	42.36	42.36	42.36	42.36
25	20.90	25.08	27.17	29.26	31.35	31.35	34.49	34.49	37.62	37.62	40.76	40.76	43.89	43.89	43.89	43.89
26	21.66	25.99	28.16	30.32	32.49	32.49	35.74	35.74	38.99	38.99	42.24	42.24	45.49	45.49	45.49	45.49
27	22.45	26.94	29.19	31.43	33.68	33.68	37.04	37.04	40.41	40.41	43.78	43.78	47.15	47.15	47.15	47.15
28	23.27	27.92	30.25	32.58	34.91	34.91	38.40	38.40	41.89	41.89	45.38	45.38	48.87	48.87	48.87	48.87
29	24.11	28.93	31.34	33.75	36.17	36.17	39.78	39.78	43.40	43.40	47.01	47.01	50.63	50.63	50.63	50.63
30	24.99	29.99	32.49	34.99	37.49	37.49	41.23	41.23	44.98	44.98	48.73	48.73	52.48	52.48	52.48	52.48
31	25.90	31.08	33.67	36.26	38.85	38.85	42.74	42.74	46.62	46.62	50.51	50.51	54.39	54.39	54.39	54.39
32	26.84	32.21	34.89	37.58	40.26	40.26	44.29	44.29	48.31	48.31	52.34	52.34	56.36	56.36	56.36	56.36
33	27.81	33.37	36.15	38.93	41.72	41.72	45.89	45.89	50.06	50.06	54.23	54.23	58.40	58.40	58.40	58.40
34	28.82	34.58	37.47	40.35	43.23	43.23	47.55	47.55	51.88	51.88	56.20	56.20	60.52	60.52	60.52	60.52
35	29.86	35.83	38.82	41.80	44.79	44.79	49.27	49.27	53.75	53.75	58.23	58.23	62.71	62.71	62.71	62.71
36	30.93	37.12	40.21	43.30	46.40	46.40	51.03	51.03	55.67	55.67	60.31	60.31	64.95	64.95	64.95	64.95
37	32.04	38.45	41.65	44.86	48.06	48.06	52.87	52.87	57.67	57.67	62.48	62.48	67.28	67.28	67.28	67.28
38	33.19	39.83	43.15	46.47	49.79	49.79	54.76	54.76	59.74	59.74	64.72	64.72	69.70	69.70	69.70	69.70
39	34.37	41.24	44.68	48.12	51.56	51.56	56.71	56.71	61.87	61.87	67.02	67.02	72.18	72.18	72.18	72.18
40	35.60	42.72	46.28	49.84	53.40	53.40	58.74	58.74	64.08	64.08	69.42	69.42	74.76	74.76	74.76	74.76
41	36.87	44.24	47.93	51.62	55.31	55.31	60.84	60.84	66.37	66.37	71.90	71.90	77.43	77.43	77.43	77.43
42	38.18	45.82	49.63	53.45	57.27	57.27	63.00	63.00	68.72	68.72	74.45	74.45	80.18	80.18	80.18	80.18
43	39.54	47.45	51.40	55.36	59.31	59.31	65.24	65.24	71.17	71.17	77.10	77.10	83.03	83.03	83.03	83.03
44	40.95	49.14	53.24	57.33	61.43	61.43	67.57	67.57	73.71	73.71	79.85	79.85	86.00	86.00	86.00	86.00
45	42.40	50.88	55.12	59.36	63.60	63.60	69.96	69.96	76.32	76.32	82.68	82.68	89.04	89.04	89.04	89.04
46	43.90	52.68	57.07	61.46	65.85	65.85	72.44	72.44	79.02	79.02	85.61	85.61	92.19	92.19	92.19	92.19
47	45.44	54.53	59.07	63.62	68.16	68.16	74.98	74.98	81.79	81.79	88.61	88.61	95.42	95.42	95.42	95.42
48	47.03	56.44	61.14	65.84	70.55	70.55	77.60	77.60	84.65	84.65	91.71	91.71	98.76	98.76	98.76	98.76
49	48.67	58.40	63.27	68.14	73.01	73.01	80.31	80.31	87.61	87.61	94.91	94.91	102.21	102.21	102.21	102.21
50	50.35	60.42	65.46	70.49	75.53	75.53	83.08	83.08	90.63	90.63	98.18	98.18	105.74	105.74	105.74	105.74
51	52.07	62.48	67.69	72.90	78.11	78.11	85.92	85.92	93.73	93.73	101.54	101.54	109.35	109.35	109.35	109.35
52	53.84	64.61	69.99	75.38	80.76	80.76	88.84	88.84	96.91	96.91	104.99	104.99	113.06	113.06	113.06	113.06
53	55.65	66.78	72.35	77.91	83.48	83.48	91.82	91.82	100.17	100.17	108.52	108.52	116.87	116.87	116.87	116.87
54	57.51	69.01	74.76	80.51	86.27	86.27	94.89	94.89	103.52	103.52	112.14	112.14	120.77	120.77	120.77	120.77
55	59.40	71.28	77.22	83.16	89.10	89.10	98.01	98.01	106.92	106.92	115.83	115.83	124.74	124.74	124.74	124.74
56	61.35	73.62	79.76	85.89	92.03	92.03	101.23	101.23	110.43	110.43	119.63	119.63	128.84	128.84	128.84	128.84
57	63.33	76.00	82.33	88.66	95.00	95.00	104.49	104.49	113.99	113.99	123.49	123.49	132.99	132.99	132.99	132.99
58	65.35	78.42	84.96	91.49	98.03	98.03	107.83	107.83	117.63	117.63	127.43	127.43	137.24	137.24	137.24	137.24
59	67.41	80.89	87.63	94.37	101.12	101.12	111.23	111.23	121.34	121.34	131.45	131.45	141.56	141.56	141.56	141.56
60	69.52	83.42	90.38	97.33	104.28	104.28	114.71	114.71	125.14	125.14	135.56	135.56	145.99	145.99	145.99	145.99
61	71.68	86.02	93.18	100.35	107.52	107.52	118.27	118.27	129.02	129.02	139.78	139.78	150.53	150.53	150.53	150.53
62	73.90	88.68	96.07	103.46	110.85	110.85	121.94	121.94	133.02	133.02	144.11	144.11	155.19	155.19	155.19	155.19
63	76.18	91.42	99.03	106.65	114.27	114.27	125.70	125.70	137.12	137.12	148.55	148.55	159.98	159.98	159.98	159.98
64	78.52	94.22	102.08	109.93	117.78	117.78	129.56	129.56	141.34	141.34	153.11	153.11	164.89	164.89	164.89	164.89
65	80.93	97.12	105.21	113.30	121.40	121.40	133.53	133.53	145.67	145.67	157.81	157.81	169.95	169.95	169.95	169.95
66	83.41	100.09	108.43	116.77	125.12	125.12	137.63	137.63	150.14	150.14	162.65	162.65	175.16	175.16	175.16	175.16
67	85.97	103.16	111.76	120.36	128.96	128.96	141.85	141.85	154.75	154.75	167.64	167.64	180.54	180.54	180.54	180.54
68	88.62	106.34	115.21	124.07	132.93	132.93	146.22	146.22	159.52	159.52	172.81	172.81	186.10	186.10	186.10	186.10
69	91.35	109.62	118.76	127.89	137.03	137.03	150.73	150.73	164.43	164.43	178.13	178.13	191.84	191.84	191.84	191.84
70	94.19	113.03	122.45	131.87	141.29	141.29	155.41	155.41	169.54	169.54	183.67	183.67	197.80	197.80	197.80	197.80
71	97.12	116.54	126.26	135.97	145.68	145.68	160.25	160.25	174.82	174.82	189.38	189.38	203.95	203.95	203.95	203.95
72	100.15	120.18	130.20	140.21	150.23	150.23	165.25	165.25	180.27	180.27	195.29	195.29	210.32	210.32	210.32	210.32
73	103.29	123.95	134.28	144.61	154.94	154.94	170.43	170.43	185.92	185.92	201.42	201.42	216.91	216.91	216.91	216.91
74	106.54	127.85	138.50	149.16	159.81	159.81	175.79	175.79	191.77	191.77	207.75	207.75	223.73	223.73	223.73	223.73
75	109.91	131.89	142.88	153.87	164.87	164.87	181.35	181.35	197.84	197.84	214.32	214.32	230.81	230.81	230.81	230.81

TARGET PREMIUM RATES (per $1,000 of Policy Face Amount) – Unisex

Table: Age:	Standard 100%	2 120%	3 130%	4 140%	5 150%	6 150%	7 165%	8 165%	9 180%	10 180%	11 195%	12 195%	13 210%	14 210%	15 210%	16 210%
20	19.86	23.83	25.82	27.80	29.79	29.79	32.77	32.77	35.75	35.75	38.73	38.73	41.71	41.71	41.71	41.71
21	20.53	24.64	26.69	28.74	30.80	30.80	33.87	33.87	36.95	36.95	40.03	40.03	43.11	43.11	43.11	43.11
22	21.23	25.48	27.60	29.72	31.85	31.85	35.03	35.03	38.21	38.21	41.40	41.40	44.58	44.58	44.58	44.58
23	21.95	26.34	28.54	30.73	32.93	32.93	36.22	36.22	39.51	39.51	42.80	42.80	46.10	46.10	46.10	46.10
24	22.69	27.23	29.50	31.77	34.04	34.04	37.44	37.44	40.84	40.84	44.25	44.25	47.65	47.65	47.65	47.65
25	23.47	28.16	30.51	32.86	35.21	35.21	38.73	38.73	42.25	42.25	45.77	45.77	49.29	49.29	49.29	49.29
26	24.28	29.14	31.56	33.99	36.42	36.42	40.06	40.06	43.70	43.70	47.35	47.35	50.99	50.99	50.99	50.99
27	25.11	30.13	32.64	35.15	37.67	37.67	41.43	41.43	45.20	45.20	48.96	48.96	52.73	52.73	52.73	52.73
28	25.97	31.16	33.76	36.36	38.96	38.96	42.85	42.85	46.75	46.75	50.64	50.64	54.54	54.54	54.54	54.54
29	26.86	32.23	34.92	37.60	40.29	40.29	44.32	44.32	48.35	48.35	52.38	52.38	56.41	56.41	56.41	56.41
30	27.80	33.36	36.14	38.92	41.70	41.70	45.87	45.87	50.04	50.04	54.21	54.21	58.38	58.38	58.38	58.38
31	28.77	34.52	37.40	40.28	43.16	43.16	47.47	47.47	51.79	51.79	56.10	56.10	60.42	60.42	60.42	60.42
32	29.78	35.74	38.71	41.69	44.67	44.67	49.14	49.14	53.60	53.60	58.07	58.07	62.54	62.54	62.54	62.54
33	30.83	37.00	40.08	43.16	46.25	46.25	50.87	50.87	55.49	55.49	60.12	60.12	64.74	64.74	64.74	64.74
34	31.93	38.32	41.51	44.70	47.90	47.90	52.68	52.68	57.47	57.47	62.26	62.26	67.05	67.05	67.05	67.05
35	33.07	39.68	42.99	46.30	49.61	49.61	54.57	54.57	59.53	59.53	64.49	64.49	69.45	69.45	69.45	69.45
36	34.25	41.10	44.53	47.95	51.38	51.38	56.51	56.51	61.65	61.65	66.79	66.79	71.93	71.93	71.93	71.93
37	35.47	42.56	46.11	49.66	53.21	53.21	58.53	58.53	63.85	63.85	69.17	69.17	74.49	74.49	74.49	74.49
38	36.74	44.09	47.76	51.44	55.11	55.11	60.62	60.62	66.13	66.13	71.64	71.64	77.15	77.15	77.15	77.15
39	38.04	45.65	49.45	53.26	57.06	57.06	62.77	62.77	68.47	68.47	74.18	74.18	79.88	79.88	79.88	79.88
40	39.40	47.28	51.22	55.16	59.10	59.10	65.01	65.01	70.92	70.92	76.83	76.83	82.74	82.74	82.74	82.74
41	40.80	48.96	53.04	57.12	61.20	61.20	67.32	67.32	73.44	73.44	79.56	79.56	85.68	85.68	85.68	85.68
42	42.24	50.69	54.91	59.14	63.36	63.36	69.70	69.70	76.03	76.03	82.37	82.37	88.70	88.70	88.70	88.70
43	43.74	52.49	56.86	61.24	65.61	65.61	72.17	72.17	78.73	78.73	85.29	85.29	91.85	91.85	91.85	91.85
44	45.27	54.32	58.85	63.38	67.91	67.91	74.70	74.70	81.49	81.49	88.28	88.28	95.07	95.07	95.07	95.07
45	46.85	56.22	60.91	65.59	70.28	70.28	77.30	77.30	84.33	84.33	91.36	91.36	98.39	98.39	98.39	98.39
46	48.46	58.15	63.00	67.84	72.69	72.69	79.96	79.96	87.23	87.23	94.50	94.50	101.77	101.77	101.77	101.77
47	50.12	60.14	65.16	70.17	75.18	75.18	82.70	82.70	90.22	90.22	97.73	97.73	105.25	105.25	105.25	105.25
48	51.83	62.20	67.38	72.56	77.75	77.75	85.52	85.52	93.29	93.29	101.07	101.07	108.84	108.84	108.84	108.84
49	53.59	64.31	69.67	75.03	80.39	80.39	88.42	88.42	96.46	96.46	104.50	104.50	112.54	112.54	112.54	112.54
50	55.42	66.50	72.05	77.59	83.13	83.13	91.44	91.44	99.76	99.76	108.07	108.07	116.38	116.38	116.38	116.38
51	57.32	68.78	74.52	80.25	85.98	85.98	94.58	94.58	103.18	103.18	111.77	111.77	120.37	120.37	120.37	120.37
52	59.28	71.14	77.06	82.99	88.92	88.92	97.81	97.81	106.70	106.70	115.60	115.60	124.49	124.49	124.49	124.49
53	61.30	73.56	79.69	85.82	91.95	91.95	101.15	101.15	110.34	110.34	119.54	119.54	128.73	128.73	128.73	128.73
54	63.37	76.04	82.38	88.72	95.06	95.06	104.56	104.56	114.07	114.07	123.57	123.57	133.08	133.08	133.08	133.08
55	65.50	78.60	85.15	91.70	98.25	98.25	108.08	108.08	117.90	117.90	127.73	127.73	137.55	137.55	137.55	137.55
56	67.66	81.19	87.96	94.72	101.49	101.49	111.64	111.64	121.79	121.79	131.94	131.94	142.09	142.09	142.09	142.09
57	69.87	83.84	90.83	97.82	104.81	104.81	115.29	115.29	125.77	125.77	136.25	136.25	146.73	146.73	146.73	146.73
58	72.13	86.56	93.77	100.98	108.20	108.20	119.01	119.01	129.83	129.83	140.65	140.65	151.47	151.47	151.47	151.47
59	74.47	89.36	96.81	104.26	111.71	111.71	122.88	122.88	134.05	134.05	145.22	145.22	156.39	156.39	156.39	156.39
60	76.89	92.27	99.96	107.65	115.34	115.34	126.87	126.87	138.40	138.40	149.94	149.94	161.47	161.47	161.47	161.47
61	79.39	95.27	103.21	111.15	119.09	119.09	130.99	130.99	142.90	142.90	154.81	154.81	166.72	166.72	166.72	166.72
62	81.96	98.35	106.55	114.74	122.94	122.94	135.23	135.23	147.53	147.53	159.82	159.82	172.12	172.12	172.12	172.12
63	84.57	101.48	109.94	118.40	126.86	126.86	139.54	139.54	152.23	152.23	164.91	164.91	177.60	177.60	177.60	177.60
64	87.23	104.68	113.40	122.12	130.85	130.85	143.93	143.93	157.01	157.01	170.10	170.10	183.18	183.18	183.18	183.18
65	89.93	107.92	116.91	125.90	134.90	134.90	148.38	148.38	161.87	161.87	175.36	175.36	188.85	188.85	188.85	188.85
66	92.69	111.23	120.50	129.77	139.04	139.04	152.94	152.94	166.84	166.84	180.75	180.75	194.65	194.65	194.65	194.65
67	95.52	114.62	124.18	133.73	143.28	143.28	157.61	157.61	171.94	171.94	186.26	186.26	200.59	200.59	200.59	200.59
68	98.46	118.15	128.00	137.84	147.69	147.69	162.46	162.46	177.23	177.23	192.00	192.00	206.77	206.77	206.77	206.77
69	101.52	121.82	131.98	142.13	152.28	152.28	167.51	167.51	182.74	182.74	197.96	197.96	213.19	213.19	213.19	213.19
70	104.73	125.68	136.15	146.62	157.10	157.10	172.80	172.80	188.51	188.51	204.22	204.22	219.93	219.93	219.93	219.93
71	111.63	133.96	145.12	156.28	167.45	167.45	184.19	184.19	200.93	200.93	217.68	217.68	234.42	234.42	234.42	234.42
72	115.27	138.32	149.85	161.38	172.91	172.91	190.20	190.20	207.49	207.49	224.78	224.78	242.07	242.07	242.07	242.07
73	119.08	142.90	154.80	166.71	178.62	178.62	196.48	196.48	214.34	214.34	232.21	232.21	250.07	250.07	250.07	250.07
74	123.09	147.71	160.02	172.33	184.64	184.64	203.10	203.10	221.56	221.56	240.03	240.03	258.49	258.49	258.49	258.49

APPENDIX B – APPLICABLE PERCENTAGES (FOR LIFE INSURANCE DEFINITION TEST)
Guideline Premium/Cash Value Corridor Test

Insured’s Attained Age	Percentage of Surrender Value	Insured’s Attained Age	Percentage of Surrender Value	Insured’s Attained Age	Percentage of Surrender Value
0-40	250.00	53	164.00	66	119.00
41	243.00	54	157.00	67	118.00
42	236.00	55	150.00	68	117.00
43	229.00	56	146.00	69	116.00
44	222.00	57	142.00	70	115.00
45	215.00	58	138.00	71	113.00
46	209.00	59	134.00	72	111.00
47	203.00	60	130.00	73	109.00
48	197.00	61	128.00	74	107.00
49	191.00	62	126.00	75-90	105.00
50	185.00	63	124.00	91	104.00
51	178.00	64	122.00	92	103.00
52	171.00	65	120.00	93	102.00
				94+	101.00

Cash Value Accumulation Test (percentage of Surrender Value) – Male

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
0	1569.13%	1295.46%	1203.01%	1127.69%	1064.74%	1011.09%	964.65%	923.93%	887.84%	855.58%	826.50%	800.12%	776.05%	753.97%	733.62%	714.80%
1	1530.15%	1267.24%	1178.38%	1105.94%	1045.37%	993.74%	949.02%	909.80%	875.02%	843.92%	815.87%	790.43%	767.20%	745.88%	726.23%	708.04%
2	1482.94%	1230.32%	1144.91%	1075.27%	1017.04%	967.38%	924.36%	886.62%	853.16%	823.22%	796.23%	771.72%	749.35%	728.82%	709.89%	692.36%
3	1433.47%	1190.72%	1108.62%	1041.68%	985.69%	937.94%	896.57%	860.28%	828.09%	799.29%	773.31%	749.73%	728.20%	708.44%	690.22%	673.35%
4	1383.22%	1149.89%	1070.98%	1006.62%	952.80%	906.89%	867.11%	832.21%	801.25%	773.55%	748.56%	725.88%	705.17%	686.16%	668.63%	652.39%
5	1333.54%	1109.26%	1033.40%	971.53%	919.78%	875.64%	837.39%	803.83%	774.06%	747.42%	723.39%	701.57%	681.65%	663.36%	646.50%	630.88%
6	1285.51%	1069.93%	997.00%	937.52%	887.77%	845.33%	808.55%	776.28%	747.65%	722.03%	698.92%	677.94%	658.78%	641.19%	624.97%	609.94%
7	1239.23%	1032.01%	961.90%	904.73%	856.89%	816.09%	780.73%	749.70%	722.17%	697.53%	675.31%	655.13%	636.70%	619.78%	604.17%	589.72%
8	1194.50%	995.31%	927.92%	872.95%	826.97%	787.74%	753.74%	723.90%	697.43%	673.73%	652.36%	632.95%	615.23%	598.95%	583.94%	570.04%
9	1151.27%	959.81%	895.02%	842.18%	797.97%	760.25%	727.56%	698.87%	673.42%	650.63%	630.08%	611.41%	594.36%	578.71%	564.27%	550.90%
10	1109.62%	925.58%	863.30%	812.50%	770.00%	733.74%	702.31%	674.72%	650.24%	628.33%	608.56%	590.61%	574.22%	559.16%	545.27%	532.41%
11	1069.37%	892.47%	832.60%	783.77%	742.91%	708.04%	677.82%	651.29%	627.76%	606.69%	587.68%	570.41%	554.64%	540.16%	526.80%	514.43%
12	1030.88%	860.84%	803.30%	756.35%	717.07%	683.55%	654.50%	628.99%	606.36%	586.10%	567.82%	551.21%	536.05%	522.12%	509.27%	497.36%
13	994.22%	830.80%	775.49%	730.36%	692.60%	660.37%	632.44%	607.91%	586.15%	566.67%	549.09%	533.12%	518.53%	505.13%	492.77%	481.32%
14	959.26%	802.20%	749.04%	705.66%	669.36%	638.38%	611.53%	587.95%	567.02%	548.29%	531.38%	516.02%	501.99%	489.10%	477.21%	466.20%
15	926.02%	775.10%	724.01%	682.32%	647.43%	617.65%	591.83%	569.16%	549.04%	531.03%	514.77%	500.00%	486.50%	474.11%	462.67%	452.07%
16	894.82%	749.82%	700.73%	660.67%	627.14%	598.52%	573.70%	551.91%	532.56%	515.24%	499.61%	485.40%	472.42%	460.50%	449.49%	439.30%
17	865.39%	726.11%	678.95%	640.46%	608.24%	580.74%	556.89%	535.94%	517.35%	500.69%	485.66%	472.00%	459.52%	448.05%	437.46%	427.65%
18	837.56%	703.81%	658.52%	621.55%	590.60%	564.18%	541.26%	521.13%	503.26%	487.26%	472.80%	459.67%	447.67%	436.64%	426.46%	417.02%
19	810.85%	682.43%	638.94%	603.44%	573.71%	548.33%	526.32%	506.98%	489.81%	474.43%	460.54%	447.92%	436.38%	425.78%	415.99%	406.92%
20	785.02%	661.73%	619.97%	585.89%	557.34%	532.97%	511.83%	493.26%	476.77%	461.99%	448.65%	436.52%	425.44%	415.25%	405.84%	397.12%
21	759.92%	641.57%	601.48%	568.76%	541.36%	517.96%	497.66%	479.83%	463.99%	449.80%	436.99%	425.34%	414.69%	404.90%	395.86%	387.48%
22	735.44%	621.83%	583.36%	551.95%	525.65%	503.18%	483.70%	466.58%	451.37%	437.74%	425.44%	414.25%	404.03%	394.62%	385.94%	377.89%
23	711.67%	602.62%	565.70%	535.55%	510.31%	488.75%	470.04%	453.61%	439.01%	425.93%	414.12%	403.38%	393.56%	384.53%	376.20%	368.47%
24	688.55%	583.88%	548.44%	519.51%	495.29%	474.60%	456.65%	440.87%	426.87%	414.31%	402.98%	392.67%	383.24%	374.58%	366.58%	359.16%
25	666.09%	565.64%	531.63%	503.87%	480.63%	460.77%	443.55%	428.42%	414.98%	402.93%	392.05%	382.16%	373.12%	364.80%	357.12%	350.00%
26	644.29%	547.89%	515.26%	488.62%	466.32%	447.27%	430.75%	416.23%	403.34%	391.78%	381.34%	371.85%	363.18%	355.20%	347.83%	341.00%
27	623.22%	530.72%	499.42%	473.86%	452.47%	434.20%	418.35%	404.42%	392.06%	380.97%	370.96%	361.86%	353.54%	345.89%	338.82%	332.27%
28	602.86%	514.11%	484.08%	459.57%	439.05%	421.53%	406.33%	392.97%	381.11%	370.49%	360.89%	352.16%	344.19%	336.85%	330.08%	323.80%
29	583.03%	497.88%	469.07%	445.56%	425.88%	409.07%	394.50%	381.70%	370.33%	360.14%	350.94%	342.57%	334.92%	327.89%	321.40%	315.38%
30	563.67%	481.96%	454.32%	431.77%	412.90%	396.79%	382.81%	370.53%	359.63%	349.86%	341.04%	333.03%	325.70%	318.96%	312.73%	306.96%
31	544.80%	466.40%	439.89%	418.26%	400.16%	384.70%	371.30%	359.53%	349.08%	339.72%	331.26%	323.58%	316.55%	310.09%	304.13%	298.60%
32	526.44%	451.20%	425.76%	405.02%	387.66%	372.84%	359.99%	348.70%	338.68%	329.70%	321.60%	314.23%	307.50%	301.31%	295.59%	290.29%
33	508.58%	436.38%	411.98%	392.08%	375.43%	361.22%	348.89%	338.07%	328.46%	319.86%	312.09%	305.03%	298.57%	292.64%	287.17%	282.09%
34	491.28%	421.99%	398.58%	379.49%	363.52%	349.89%	338.07%	327.69%	318.48%	310.24%	302.79%	296.02%	289.84%	284.15%	278.90%	274.04%
35	474.52%	408.03%	385.57%	367.26%	351.94%	338.87%	327.54%	317.59%	308.76%	300.85%	293.71%	287.23%	281.30%	275.85%	270.83%	266.16%
36	458.30%	394.49%	372.94%	355.37%	340.68%	328.15%	317.28%	307.74%	299.28%	291.70%	284.86%	278.64%	272.96%	267.74%	262.93%	258.46%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
37	442.66%	381.42%	360.75%	343.90%	329.81%	317.79%	307.37%	298.23%	290.11%	282.85%	276.29%	270.34%	264.89%	259.89%	255.28%	251.00%
38	427.55%	368.79%	348.96%	332.79%	319.28%	307.76%	297.77%	289.00%	281.23%	274.26%	267.98%	262.27%	257.06%	252.27%	247.85%	243.75%
39	413.01%	356.62%	337.60%	322.10%	309.14%	298.09%	288.52%	280.12%	272.66%	265.99%	259.97%	254.50%	249.51%	244.92%	240.68%	236.76%
40	399.00%	344.90%	326.65%	311.79%	299.37%	288.77%	279.60%	271.54%	264.40%	258.01%	252.24%	247.00%	242.22%	237.82%	233.77%	230.02%
41	385.51%	333.61%	316.11%	301.86%	289.94%	279.79%	270.99%	263.28%	256.43%	250.31%	244.79%	239.77%	235.19%	230.98%	227.10%	223.50%
42	372.54%	322.75%	305.97%	292.30%	280.89%	271.15%	262.73%	255.33%	248.78%	242.91%	237.62%	232.82%	228.43%	224.40%	220.69%	217.24%
43	360.09%	312.33%	296.24%	283.14%	272.20%	262.87%	254.80%	247.72%	241.44%	235.82%	230.75%	226.15%	221.96%	218.10%	214.55%	211.25%
44	348.13%	302.34%	286.91%	274.36%	263.87%	254.94%	247.20%	240.42%	234.41%	229.03%	224.18%	219.78%	215.76%	212.07%	208.67%	205.52%
45	336.69%	292.78%	277.99%	265.96%	255.92%	247.36%	239.95%	233.46%	227.71%	222.56%	217.92%	213.71%	209.86%	206.34%	203.08%	200.07%
46	325.73%	283.63%	269.47%	257.94%	248.32%	240.13%	233.04%	226.83%	221.32%	216.39%	211.96%	207.93%	204.25%	200.88%	197.77%	194.90%
47	315.22%	274.86%	261.29%	250.26%	241.04%	233.20%	226.42%	220.47%	215.20%	210.49%	206.25%	202.40%	198.89%	195.67%	192.70%	189.95%
48	305.12%	266.45%	253.45%	242.88%	234.07%	226.56%	220.07%	214.38%	209.35%	204.84%	200.79%	197.11%	193.75%	190.67%	187.84%	185.21%
49	295.35%	258.29%	245.85%	235.73%	227.29%	220.11%	213.90%	208.46%	203.64%	199.34%	195.46%	191.94%	188.74%	185.80%	183.09%	180.59%
50	285.91%	250.40%	238.48%	228.79%	220.71%	213.84%	207.90%	202.70%	198.09%	193.98%	190.28%	186.92%	183.86%	181.05%	178.46%	176.07%
51	276.80%	242.77%	231.35%	222.08%	214.35%	207.78%	202.10%	197.12%	192.72%	188.79%	185.25%	182.04%	179.12%	176.44%	173.97%	171.69%
52	268.02%	235.43%	224.49%	215.62%	208.22%	201.93%	196.50%	191.75%	187.54%	183.78%	180.40%	177.34%	174.55%	171.99%	169.64%	167.46%
53	259.61%	228.39%	217.92%	209.43%	202.36%	196.34%	191.15%	186.60%	182.59%	179.00%	175.77%	172.85%	170.18%	167.74%	165.49%	163.42%
54	251.56%	221.65%	211.64%	203.51%	196.75%	191.00%	186.03%	181.69%	177.85%	174.43%	171.35%	168.55%	166.01%	163.68%	161.54%	159.56%
55	243.86%	215.23%	205.65%	197.88%	191.41%	185.91%	181.17%	177.03%	173.36%	170.09%	167.15%	164.49%	162.06%	159.84%	157.80%	155.92%
56	236.52%	209.12%	199.96%	192.53%	186.35%	181.10%	176.57%	172.61%	169.11%	166.00%	163.19%	160.65%	158.34%	156.23%	154.28%	152.49%
57	229.52%	203.30%	194.54%	187.44%	181.54%	176.53%	172.21%	168.43%	165.10%	162.12%	159.45%	157.03%	154.83%	152.82%	150.96%	149.26%
58	222.84%	197.76%	189.39%	182.61%	176.97%	172.19%	168.07%	164.47%	161.29%	158.45%	155.91%	153.61%	151.51%	149.59%	147.83%	146.21%
59	216.41%	192.43%	184.43%	177.95%	172.57%	168.01%	164.08%	160.65%	157.62%	154.92%	152.49%	150.30%	148.31%	146.48%	144.81%	143.26%
60	210.23%	187.30%	179.66%	173.48%	168.34%	163.99%	160.24%	156.97%	154.09%	151.52%	149.21%	147.12%	145.23%	143.49%	141.90%	140.43%
61	204.30%	182.38%	175.09%	169.19%	164.29%	160.15%	156.57%	153.46%	150.71%	148.26%	146.07%	144.08%	142.28%	140.63%	139.12%	137.72%
62	198.65%	177.71%	170.74%	165.12%	160.45%	156.50%	153.09%	150.13%	147.51%	145.18%	143.10%	141.21%	139.50%	137.93%	136.49%	135.17%
63	193.28%	173.28%	166.64%	161.27%	156.83%	153.06%	149.82%	147.00%	144.51%	142.30%	140.32%	138.52%	136.90%	135.41%	134.05%	132.79%
64	188.19%	169.10%	162.77%	157.66%	153.42%	149.84%	146.76%	144.08%	141.71%	139.61%	137.73%	136.03%	134.48%	133.07%	131.78%	130.59%
65	183.35%	165.14%	159.11%	154.24%	150.21%	146.81%	143.88%	141.33%	139.09%	137.09%	135.30%	133.69%	132.23%	130.89%	129.67%	128.54%
66	178.74%	161.38%	155.64%	151.01%	147.18%	143.94%	141.16%	138.75%	136.62%	134.73%	133.03%	131.51%	130.12%	128.86%	127.70%	126.63%
67	174.34%	157.79%	152.33%	147.93%	144.29%	141.22%	138.58%	136.29%	134.28%	132.49%	130.88%	129.44%	128.13%	126.93%	125.84%	124.83%
68	170.11%	154.35%	149.15%	144.97%	141.52%	138.61%	136.11%	133.94%	132.03%	130.34%	128.82%	127.46%	126.22%	125.09%	124.06%	123.11%
69	166.04%	151.04%	146.10%	142.14%	138.86%	136.10%	133.74%	131.69%	129.88%	128.28%	126.85%	125.56%	124.39%	123.33%	122.36%	121.46%
70	162.12%	147.85%	143.16%	139.39%	136.29%	133.68%	131.44%	129.50%	127.80%	126.29%	124.94%	123.72%	122.62%	121.62%	120.70%	119.86%
71	158.36%	144.78%	140.33%	136.76%	133.82%	131.35%	129.24%	127.40%	125.79%	124.37%	123.10%	121.95%	120.92%	119.97%	119.11%	118.32%
72	154.74%	141.83%	137.61%	134.23%	131.45%	129.11%	127.12%	125.39%	123.87%	122.53%	121.33%	120.25%	119.28%	118.39%	117.58%	116.84%
73	151.32%	139.06%	135.06%	131.86%	129.23%	127.02%	125.14%	123.50%	122.07%	120.81%	119.68%	118.67%	117.76%	116.93%	116.17%	115.47%
74	148.07%	136.43%	132.64%	129.61%	127.13%	125.04%	123.27%	121.73%	120.39%	119.20%	118.14%	117.19%	116.33%	115.56%	114.84%	114.19%
75	144.97%	133.92%	130.33%	127.47%	125.13%	123.17%	121.49%	120.05%	118.79%	117.67%	116.68%	115.79%	114.99%	114.26%	113.59%	112.98%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
76	142.02%	131.53%	128.14%	125.44%	123.23%	121.38%	119.81%	118.45%	117.27%	116.22%	115.29%	114.46%	113.71%	113.03%	112.41%	111.84%
77	139.20%	129.26%	126.05%	123.50%	121.42%	119.68%	118.20%	116.93%	115.82%	114.84%	113.97%	113.19%	112.49%	111.85%	111.27%	110.74%
78	136.52%	127.10%	124.07%	121.66%	119.70%	118.07%	116.68%	115.48%	114.44%	113.53%	112.71%	111.99%	111.33%	110.74%	110.20%	109.71%
79	133.99%	125.07%	122.20%	119.94%	118.09%	116.55%	115.25%	114.13%	113.16%	112.30%	111.54%	110.86%	110.25%	109.70%	109.20%	108.74%
80	131.61%	123.17%	120.47%	118.33%	116.60%	115.15%	113.93%	112.88%	111.97%	111.17%	110.46%	109.83%	109.26%	108.74%	108.28%	107.85%
81	129.39%	121.40%	118.85%	116.84%	115.21%	113.85%	112.71%	111.72%	110.87%	110.12%	109.46%	108.87%	108.34%	107.86%	107.43%	107.03%
82	127.31%	119.76%	117.36%	115.47%	113.93%	112.66%	111.59%	110.67%	109.87%	109.18%	108.56%	108.01%	107.52%	107.07%	106.67%	106.30%
83	125.37%	118.23%	115.97%	114.19%	112.75%	111.56%	110.55%	109.69%	108.95%	108.30%	107.73%	107.22%	106.76%	106.34%	105.97%	105.63%
84	123.54%	116.80%	114.66%	112.99%	111.64%	110.52%	109.58%	108.78%	108.09%	107.48%	106.95%	106.47%	106.05%	105.67%	105.32%	105.00%
85	121.83%	115.46%	113.45%	111.87%	110.60%	109.56%	108.68%	107.93%	107.29%	106.72%	106.23%	105.78%	105.39%	105.03%	104.71%	104.42%
86	120.23%	114.22%	112.32%	110.84%	109.65%	108.67%	107.85%	107.15%	106.55%	106.02%	105.56%	105.15%	104.78%	104.45%	104.15%	103.88%
87	118.75%	113.08%	111.29%	109.90%	108.78%	107.86%	107.09%	106.43%	105.87%	105.38%	104.95%	104.57%	104.23%	103.92%	103.64%	103.39%
88	117.39%	112.05%	110.36%	109.04%	107.99%	107.12%	106.40%	105.79%	105.26%	104.80%	104.40%	104.05%	103.73%	103.44%	103.19%	102.95%
89	116.14%	111.11%	109.52%	108.27%	107.28%	106.46%	105.79%	105.21%	104.72%	104.29%	103.91%	103.58%	103.28%	103.02%	102.78%	102.56%
90	114.98%	110.27%	108.76%	107.59%	106.65%	105.88%	105.24%	104.70%	104.24%	103.83%	103.48%	103.17%	102.89%	102.64%	102.42%	102.22%
91	113.92%	109.52%	108.10%	106.99%	106.11%	105.38%	104.78%	104.27%	103.83%	103.45%	103.12%	102.83%	102.56%	102.33%	102.13%	101.97%
92	112.89%	108.82%	107.49%	106.44%	105.60%	104.92%	104.35%	103.87%	103.46%	103.10%	102.79%	102.51%	102.27%	102.05%	101.97%	101.00%
93	111.89%	108.16%	106.91%	105.93%	105.14%	104.49%	103.95%	103.50%	103.11%	102.78%	102.48%	102.23%	102.00%	101.97%	101.00%	101.00%
94	110.88%	107.53%	106.38%	105.45%	104.71%	104.10%	103.59%	103.16%	102.79%	102.48%	102.20%	101.97%	101.97%	101.00%	101.00%	101.00%
95	109.83%	106.91%	105.87%	105.01%	104.32%	103.74%	103.26%	102.85%	102.50%	102.20%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
96	108.68%	106.29%	105.38%	104.61%	103.97%	103.43%	102.98%	102.59%	102.26%	101.98%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
97	107.33%	105.55%	104.82%	104.18%	103.61%	103.13%	102.71%	102.34%	102.03%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
98	105.61%	104.55%	104.06%	103.61%	103.19%	102.80%	102.44%	102.11%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
99	103.30%	102.95%	102.78%	102.61%	102.44%	102.26%	102.09%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Cash Value Accumulation Test (percentage of Surrender Value) – Female

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
0	1871.18%	1550.58%	1442.06%	1353.71%	1279.93%	1217.10%	1162.74%	1115.10%	1072.89%	1035.14%	1001.13%	970.28%	942.11%	916.27%	892.44%	870.39%
1	1814.33%	1506.36%	1402.09%	1317.18%	1246.26%	1185.87%	1133.61%	1087.79%	1047.20%	1010.90%	978.18%	948.49%	921.39%	896.52%	873.59%	852.36%
2	1754.86%	1458.98%	1358.78%	1277.18%	1209.02%	1150.97%	1100.73%	1056.69%	1017.66%	982.76%	951.30%	922.75%	896.69%	872.77%	850.71%	830.29%
3	1694.51%	1410.18%	1313.89%	1235.46%	1169.96%	1114.16%	1065.87%	1023.53%	986.01%	952.46%	922.21%	894.76%	869.70%	846.70%	825.49%	805.85%
4	1634.44%	1361.19%	1268.64%	1193.25%	1130.29%	1076.65%	1030.23%	989.53%	953.46%	921.21%	892.13%	865.73%	841.64%	819.52%	799.13%	780.25%
5	1576.08%	1313.46%	1224.50%	1152.05%	1091.52%	1039.97%	995.34%	956.22%	921.55%	890.54%	862.58%	837.21%	814.04%	792.78%	773.17%	755.01%
6	1519.42%	1267.00%	1181.50%	1111.86%	1053.68%	1004.12%	961.23%	923.62%	890.29%	860.48%	833.60%	809.21%	786.94%	766.49%	747.64%	730.19%
7	1464.64%	1222.04%	1139.86%	1072.92%	1017.00%	969.37%	928.13%	891.98%	859.94%	831.28%	805.44%	781.99%	760.58%	740.93%	722.80%	706.02%
8	1412.28%	1179.12%	1100.14%	1035.80%	982.05%	936.27%	896.63%	861.89%	831.09%	803.54%	778.70%	756.16%	735.57%	716.68%	699.25%	683.12%
9	1361.63%	1137.56%	1061.65%	999.81%	948.15%	904.14%	866.05%	832.65%	803.04%	776.56%	752.69%	731.02%	711.23%	693.07%	676.32%	660.80%
10	1312.67%	1097.32%	1024.36%	964.92%	915.27%	872.97%	836.36%	804.26%	775.80%	750.34%	727.40%	706.56%	687.54%	670.08%	653.98%	639.07%
11	1265.49%	1058.52%	988.40%	931.28%	883.56%	842.90%	807.71%	776.86%	749.50%	725.04%	702.98%	682.96%	664.67%	647.89%	632.41%	618.07%
12	1220.02%	1021.12%	953.73%	898.83%	852.96%	813.89%	780.06%	750.41%	724.12%	700.60%	679.40%	660.15%	642.58%	626.44%	611.56%	597.78%
13	1176.58%	985.44%	920.68%	867.92%	823.84%	786.29%	753.79%	725.28%	700.02%	677.41%	657.04%	638.54%	621.65%	606.14%	591.84%	578.60%
14	1134.91%	951.25%	889.02%	838.32%	795.96%	759.88%	728.64%	701.25%	676.97%	655.25%	635.66%	617.89%	601.65%	586.75%	573.01%	560.28%
15	1094.92%	918.45%	858.65%	809.94%	769.24%	734.56%	704.55%	678.23%	654.90%	634.02%	615.20%	598.12%	582.52%	568.20%	554.99%	542.76%
16	1056.41%	886.86%	829.40%	782.59%	743.49%	710.17%	681.33%	656.04%	633.62%	613.56%	595.48%	579.07%	564.08%	550.32%	537.62%	525.87%
17	1019.50%	856.61%	801.41%	756.43%	718.86%	686.85%	659.14%	634.85%	613.31%	594.04%	576.67%	560.90%	546.49%	533.27%	521.08%	509.78%
18	983.92%	827.43%	774.40%	731.19%	695.10%	664.35%	637.73%	614.38%	593.69%	575.18%	558.49%	543.34%	529.50%	516.80%	505.09%	494.24%
19	949.61%	799.27%	748.33%	706.82%	672.15%	642.61%	617.04%	594.61%	574.73%	556.95%	540.92%	526.37%	513.08%	500.87%	489.62%	479.20%
20	916.60%	772.18%	723.24%	683.37%	650.06%	621.69%	597.12%	575.59%	556.49%	539.41%	524.01%	510.03%	497.27%	485.55%	474.74%	464.73%
21	884.67%	745.94%	698.93%	660.63%	628.64%	601.38%	577.79%	557.10%	538.76%	522.36%	507.57%	494.14%	481.88%	470.63%	460.25%	450.63%
22	853.79%	720.53%	675.37%	638.58%	607.85%	581.67%	559.01%	539.14%	521.53%	505.78%	491.57%	478.68%	466.90%	456.10%	446.13%	436.89%
23	823.99%	695.98%	652.61%	617.27%	587.76%	562.61%	540.85%	521.77%	504.85%	489.72%	476.08%	463.70%	452.39%	442.01%	432.44%	423.58%
24	795.11%	672.15%	630.49%	596.55%	568.20%	544.05%	523.15%	504.82%	488.58%	474.05%	460.95%	449.06%	438.20%	428.23%	419.04%	410.53%
25	767.25%	649.13%	609.11%	576.52%	549.29%	526.10%	506.02%	488.42%	472.82%	458.87%	446.29%	434.87%	424.45%	414.88%	406.05%	397.88%
26	740.35%	626.89%	588.46%	557.15%	531.00%	508.72%	489.44%	472.54%	457.56%	444.16%	432.08%	421.12%	411.11%	401.92%	393.45%	385.61%
27	714.38%	605.40%	568.48%	538.41%	513.30%	491.91%	473.39%	457.16%	442.78%	429.91%	418.32%	407.79%	398.18%	389.36%	381.23%	373.69%
28	689.39%	584.72%	549.26%	520.38%	496.26%	475.72%	457.94%	442.36%	428.55%	416.19%	405.06%	394.96%	385.73%	377.26%	369.45%	362.23%
29	665.29%	564.76%	530.70%	502.97%	479.81%	460.08%	443.01%	428.05%	414.79%	402.93%	392.24%	382.54%	373.69%	365.56%	358.06%	351.13%
30	642.04%	545.49%	512.78%	486.15%	463.91%	444.97%	428.58%	414.21%	401.48%	390.10%	379.84%	370.53%	362.03%	354.23%	347.03%	340.37%
31	619.58%	526.85%	495.44%	469.86%	448.51%	430.32%	414.58%	400.79%	388.57%	377.64%	367.79%	358.85%	350.69%	343.21%	336.30%	329.91%
32	597.97%	508.91%	478.75%	454.19%	433.68%	416.22%	401.11%	387.87%	376.14%	365.65%	356.19%	347.62%	339.79%	332.60%	325.98%	319.84%
33	577.13%	491.61%	462.64%	439.06%	419.37%	402.60%	388.10%	375.39%	364.13%	354.06%	344.98%	336.75%	329.24%	322.34%	315.99%	310.10%
34	557.07%	474.93%	447.12%	424.48%	405.57%	389.48%	375.55%	363.35%	352.54%	342.88%	334.17%	326.27%	319.06%	312.45%	306.35%	300.70%
35	537.75%	458.88%	432.18%	410.44%	392.29%	376.84%	363.48%	351.76%	341.39%	332.12%	323.76%	316.18%	309.26%	302.91%	297.06%	291.65%
36	519.22%	443.50%	417.86%	396.99%	379.57%	364.74%	351.91%	340.67%	330.72%	321.82%	313.80%	306.53%	299.89%	293.80%	288.19%	283.00%
37	501.37%	428.66%	404.05%	384.01%	367.29%	353.06%	340.75%	329.96%	320.41%	311.87%	304.18%	297.20%	290.84%	285.00%	279.62%	274.64%
38	484.19%	414.39%	390.76%	371.53%	355.48%	341.82%	330.01%	319.66%	310.49%	302.30%	294.93%	288.23%	282.13%	276.53%	271.37%	266.59%
39	467.62%	400.61%	377.93%	359.47%	344.06%	330.96%	319.62%	309.69%	300.90%	293.04%	285.97%	279.55%	273.69%	268.32%	263.38%	258.80%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
40	451.63%	387.30%	365.52%	347.81%	333.03%	320.45%	309.57%	300.05%	291.61%	284.07%	277.29%	271.13%	265.52%	260.37%	255.62%	251.23%
41	436.21%	374.45%	353.55%	336.55%	322.36%	310.29%	299.85%	290.72%	282.63%	275.40%	268.89%	262.98%	257.60%	252.66%	248.12%	243.91%
42	421.34%	362.05%	341.99%	325.67%	312.06%	300.48%	290.47%	281.70%	273.94%	267.01%	260.77%	255.10%	249.94%	245.21%	240.85%	236.82%
43	407.02%	350.11%	330.86%	315.20%	302.14%	291.03%	281.42%	273.01%	265.57%	258.92%	252.93%	247.51%	242.56%	238.02%	233.84%	229.98%
44	393.24%	338.62%	320.14%	305.11%	292.58%	281.92%	272.71%	264.64%	257.50%	251.13%	245.38%	240.18%	235.44%	231.09%	227.08%	223.38%
45	379.99%	327.56%	309.83%	295.41%	283.39%	273.16%	264.32%	256.59%	249.74%	243.62%	238.12%	233.13%	228.58%	224.42%	220.58%	217.03%
46	367.25%	316.93%	299.92%	286.09%	274.55%	264.74%	256.26%	248.85%	242.28%	236.42%	231.14%	226.36%	222.00%	218.01%	214.33%	210.93%
47	355.02%	306.74%	290.41%	277.14%	266.08%	256.67%	248.54%	241.43%	235.13%	229.51%	224.45%	219.87%	215.69%	211.87%	208.34%	205.08%
48	343.31%	296.98%	281.32%	268.59%	257.97%	248.95%	241.16%	234.34%	228.30%	222.92%	218.07%	213.68%	209.68%	206.01%	202.63%	199.51%
49	332.07%	287.63%	272.60%	260.39%	250.22%	241.57%	234.09%	227.56%	221.77%	216.61%	211.97%	207.76%	203.92%	200.41%	197.18%	194.19%
50	321.32%	278.69%	264.28%	252.57%	242.82%	234.52%	227.36%	221.09%	215.55%	210.61%	206.16%	202.13%	198.45%	195.09%	191.99%	189.13%
51	311.03%	270.14%	256.33%	245.10%	235.75%	227.80%	220.94%	214.93%	209.62%	204.88%	200.62%	196.76%	193.25%	190.02%	187.06%	184.32%
52	301.18%	261.97%	248.73%	237.97%	229.00%	221.39%	214.81%	209.06%	203.97%	199.44%	195.35%	191.66%	188.29%	185.21%	182.37%	179.75%
53	291.76%	254.18%	241.48%	231.17%	222.58%	215.28%	208.98%	203.48%	198.61%	194.26%	190.35%	186.82%	183.59%	180.64%	177.93%	175.42%
54	282.76%	246.74%	234.57%	224.69%	216.46%	209.47%	203.44%	198.17%	193.50%	189.35%	185.61%	182.22%	179.14%	176.31%	173.72%	171.32%
55	274.15%	239.63%	227.97%	218.51%	210.63%	203.93%	198.16%	193.11%	188.65%	184.67%	181.09%	177.85%	174.90%	172.20%	169.72%	167.43%
56	265.90%	232.83%	221.67%	212.61%	205.06%	198.66%	193.13%	188.30%	184.03%	180.22%	176.80%	173.70%	170.89%	168.30%	165.93%	163.74%
57	258.03%	226.35%	215.66%	206.99%	199.77%	193.64%	188.35%	183.73%	179.65%	176.01%	172.74%	169.78%	167.08%	164.61%	162.35%	160.25%
58	250.49%	220.16%	209.93%	201.63%	194.72%	188.86%	183.80%	179.38%	175.48%	172.00%	168.88%	166.05%	163.47%	161.12%	158.95%	156.95%
59	243.28%	214.25%	204.46%	196.52%	189.91%	184.31%	179.48%	175.25%	171.53%	168.20%	165.22%	162.52%	160.06%	157.81%	155.74%	153.84%
60	236.36%	208.59%	199.22%	191.63%	185.31%	179.96%	175.34%	171.30%	167.74%	164.57%	161.72%	159.14%	156.80%	154.65%	152.68%	150.86%
61	229.72%	203.15%	194.19%	186.93%	180.90%	175.78%	171.37%	167.52%	164.12%	161.09%	158.38%	155.92%	153.68%	151.64%	149.76%	148.02%
62	223.33%	197.92%	189.37%	182.43%	176.66%	171.78%	167.57%	163.89%	160.65%	157.76%	155.17%	152.83%	150.70%	148.75%	146.96%	145.31%
63	217.19%	192.91%	184.73%	178.10%	172.60%	167.93%	163.92%	160.41%	157.32%	154.57%	152.10%	149.87%	147.84%	145.98%	144.28%	142.70%
64	211.28%	188.08%	180.27%	173.94%	168.69%	164.24%	160.41%	157.07%	154.12%	151.50%	149.15%	147.02%	145.09%	143.32%	141.70%	140.21%
65	205.60%	183.43%	175.97%	169.94%	164.93%	160.69%	157.04%	153.85%	151.05%	148.55%	146.31%	144.29%	142.45%	140.77%	139.23%	137.81%
66	200.13%	178.96%	171.85%	166.09%	161.31%	157.27%	153.79%	150.76%	148.09%	145.72%	143.59%	141.66%	139.92%	138.32%	136.86%	135.51%
67	194.87%	174.67%	167.88%	162.39%	157.84%	153.99%	150.68%	147.79%	145.25%	142.99%	140.97%	139.14%	137.48%	135.97%	134.58%	133.30%
68	189.81%	170.53%	164.06%	158.83%	154.50%	150.83%	147.68%	144.94%	142.53%	140.38%	138.46%	136.72%	135.15%	133.71%	132.39%	131.18%
69	184.95%	166.57%	160.40%	155.41%	151.29%	147.80%	144.81%	142.20%	139.91%	137.87%	136.05%	134.40%	132.91%	131.55%	130.30%	129.15%
70	180.27%	162.75%	156.88%	152.13%	148.21%	144.89%	142.05%	139.57%	137.40%	135.47%	133.74%	132.18%	130.76%	129.47%	128.29%	127.20%
71	175.79%	159.10%	153.50%	148.99%	145.26%	142.11%	139.41%	137.06%	135.00%	133.16%	131.52%	130.05%	128.71%	127.49%	126.37%	125.34%
72	171.49%	155.60%	150.28%	145.99%	142.44%	139.45%	136.89%	134.66%	132.71%	130.97%	129.42%	128.02%	126.76%	125.60%	124.55%	123.57%
73	167.38%	152.26%	147.20%	143.12%	139.75%	136.92%	134.49%	132.38%	130.53%	128.89%	127.42%	126.10%	124.90%	123.81%	122.82%	121.90%
74	163.44%	149.06%	144.25%	140.38%	137.19%	134.50%	132.20%	130.21%	128.45%	126.90%	125.52%	124.27%	123.14%	122.11%	121.17%	120.31%
75	159.67%	146.01%	141.45%	137.77%	134.75%	132.20%	130.02%	128.14%	126.48%	125.02%	123.71%	122.53%	121.47%	120.50%	119.62%	118.80%
76	156.07%	143.09%	138.76%	135.28%	132.41%	130.00%	127.95%	126.16%	124.60%	123.22%	121.99%	120.88%	119.88%	118.97%	118.14%	117.37%
77	152.61%	140.31%	136.20%	132.90%	130.19%	127.91%	125.97%	124.28%	122.81%	121.51%	120.35%	119.31%	118.37%	117.51%	116.73%	116.02%
78	149.31%	137.64%	133.75%	130.63%	128.06%	125.91%	124.07%	122.49%	121.10%	119.88%	118.79%	117.81%	116.93%	116.13%	115.39%	114.72%
79	146.14%	135.09%	131.40%	128.45%	126.03%	124.00%	122.27%	120.77%	119.47%	118.32%	117.30%	116.38%	115.55%	114.80%	114.11%	113.49%
80	143.10%	132.65%	129.16%	126.37%	124.08%	122.16%	120.53%	119.13%	117.90%	116.82%	115.86%	115.00%	114.23%	113.52%	112.88%	112.30%
81	140.19%	130.30%	127.01%	124.37%	122.21%	120.40%	118.86%	117.54%	116.39%	115.37%	114.47%	113.67%	112.94%	112.28%	111.68%	111.14%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
82	137.46%	128.12%	125.01%	122.52%	120.47%	118.77%	117.33%	116.08%	115.00%	114.05%	113.20%	112.45%	111.77%	111.15%	110.59%	110.08%
83	134.91%	126.10%	123.16%	120.81%	118.88%	117.28%	115.92%	114.75%	113.73%	112.84%	112.05%	111.34%	110.71%	110.13%	109.61%	109.13%
84	132.49%	124.20%	121.43%	119.21%	117.40%	115.89%	114.61%	113.51%	112.56%	111.72%	110.98%	110.32%	109.72%	109.19%	108.70%	108.26%
85	130.20%	122.42%	119.80%	117.72%	116.01%	114.59%	113.39%	112.36%	111.46%	110.68%	109.99%	109.37%	108.82%	108.32%	107.86%	107.45%
86	128.04%	120.75%	118.30%	116.33%	114.73%	113.39%	112.26%	111.30%	110.46%	109.73%	109.08%	108.50%	107.98%	107.52%	107.10%	106.71%
87	125.96%	119.14%	116.83%	114.99%	113.48%	112.22%	111.16%	110.25%	109.46%	108.78%	108.17%	107.63%	107.14%	106.71%	106.31%	105.96%
88	124.03%	117.68%	115.52%	113.79%	112.37%	111.19%	110.19%	109.33%	108.59%	107.95%	107.37%	106.87%	106.41%	106.00%	105.63%	105.30%
89	122.23%	116.36%	114.34%	112.72%	111.39%	110.28%	109.34%	108.54%	107.84%	107.23%	106.69%	106.21%	105.79%	105.40%	105.05%	104.74%
90	120.55%	115.16%	113.29%	111.78%	110.54%	109.50%	108.63%	107.87%	107.22%	106.65%	106.15%	105.70%	105.29%	104.93%	104.60%	104.30%
91	118.92%	114.03%	112.32%	110.92%	109.77%	108.82%	108.00%	107.31%	106.70%	106.17%	105.71%	105.29%	104.92%	104.58%	104.28%	104.00%
92	117.17%	112.78%	111.22%	109.94%	108.88%	107.99%	107.25%	106.60%	106.05%	105.56%	105.13%	104.75%	104.41%	104.10%	103.82%	103.57%
93	115.39%	111.50%	110.08%	108.91%	107.94%	107.13%	106.44%	105.85%	105.34%	104.89%	104.50%	104.15%	103.84%	103.56%	103.31%	103.07%
94	113.63%	110.24%	108.97%	107.92%	107.04%	106.29%	105.66%	105.11%	104.64%	104.24%	103.88%	103.56%	103.27%	103.02%	102.79%	102.58%
95	111.88%	109.03%	107.93%	106.99%	106.20%	105.52%	104.93%	104.43%	104.00%	103.62%	103.28%	102.99%	102.73%	102.50%	102.29%	102.10%
96	110.15%	107.90%	106.98%	106.18%	105.49%	104.88%	104.35%	103.88%	103.48%	103.13%	102.81%	102.54%	102.30%	102.09%	101.97%	101.97%
97	108.30%	106.71%	106.02%	105.40%	104.83%	104.32%	103.85%	103.44%	103.06%	102.73%	102.43%	102.16%	101.97%	101.97%	101.00%	101.00%
98	106.19%	105.33%	104.93%	104.54%	104.18%	103.83%	103.50%	103.18%	102.89%	102.61%	102.34%	102.10%	101.00%	101.00%	101.00%	101.00%
99	103.48%	103.22%	103.09%	102.96%	102.83%	102.70%	102.57%	102.44%	102.31%	102.19%	102.06%	101.97%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Cash Value Accumulation Test (percentage of Surrender Value) – Unisex

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
0	1620.92%	1337.91%	1242.50%	1164.84%	1099.98%	1044.74%	996.93%	955.03%	917.90%	884.70%	854.78%	827.64%	802.88%	780.16%	759.22%	739.85%
1	1579.05%	1307.16%	1215.44%	1140.76%	1078.38%	1025.22%	979.20%	938.85%	903.08%	871.09%	842.26%	816.09%	792.21%	770.29%	750.08%	731.38%
2	1529.85%	1268.58%	1180.44%	1108.65%	1048.66%	997.54%	953.28%	914.46%	880.05%	849.27%	821.52%	796.33%	773.33%	752.22%	732.76%	714.75%
3	1478.47%	1227.38%	1142.65%	1073.64%	1015.98%	966.82%	924.26%	886.93%	853.84%	824.22%	797.53%	773.29%	751.16%	730.85%	712.13%	694.79%
4	1426.61%	1185.28%	1103.83%	1037.49%	982.05%	934.80%	893.87%	857.98%	826.15%	797.67%	771.99%	748.68%	727.40%	707.86%	689.84%	673.16%
5	1375.49%	1143.52%	1065.23%	1001.45%	948.15%	902.71%	863.37%	828.85%	798.24%	770.86%	746.16%	723.75%	703.27%	684.48%	667.15%	651.10%
6	1325.90%	1102.91%	1027.65%	966.34%	915.10%	871.42%	833.59%	800.40%	770.97%	744.63%	720.88%	699.32%	679.63%	661.56%	644.89%	629.45%
7	1278.13%	1063.79%	991.44%	932.50%	883.23%	841.24%	804.86%	772.95%	744.65%	719.33%	696.49%	675.75%	656.82%	639.43%	623.40%	608.55%
8	1232.10%	1026.07%	956.52%	899.86%	852.50%	812.12%	777.15%	746.46%	719.25%	694.90%	672.94%	653.00%	634.79%	618.07%	602.65%	588.36%
9	1187.60%	989.56%	922.71%	868.24%	822.71%	783.89%	750.27%	720.76%	694.60%	671.18%	650.06%	630.89%	613.37%	597.29%	582.46%	568.72%
10	1144.73%	954.37%	890.10%	837.74%	793.97%	756.65%	724.32%	695.96%	670.80%	648.28%	627.97%	609.53%	592.69%	577.22%	562.96%	549.74%
11	1103.30%	920.32%	858.54%	808.20%	766.13%	730.25%	699.17%	671.89%	647.70%	626.05%	606.52%	588.79%	572.59%	557.72%	544.00%	531.29%
12	1063.58%	887.70%	828.32%	779.93%	739.48%	704.99%	675.10%	648.88%	625.62%	604.80%	586.02%	568.97%	553.39%	539.09%	525.89%	513.67%
13	1025.77%	856.73%	799.65%	753.14%	714.25%	681.10%	652.37%	627.16%	604.79%	584.77%	566.72%	550.32%	535.33%	521.58%	508.88%	497.13%
14	989.64%	827.18%	772.32%	727.61%	690.24%	658.36%	630.74%	606.51%	585.00%	565.76%	548.39%	532.62%	518.21%	504.98%	492.77%	481.46%
15	955.23%	799.11%	746.39%	703.43%	667.50%	636.87%	610.32%	587.02%	566.35%	547.84%	531.14%	515.98%	502.12%	489.40%	477.66%	466.78%
16	922.82%	772.82%	722.16%	680.88%	646.35%	616.91%	591.39%	568.99%	549.12%	531.33%	515.28%	500.70%	487.37%	475.13%	463.84%	453.38%
17	892.14%	748.05%	699.38%	659.71%	626.54%	598.25%	573.73%	552.20%	533.10%	516.00%	500.57%	486.55%	473.74%	461.97%	451.11%	441.05%
18	863.05%	724.66%	677.91%	639.81%	607.94%	580.76%	557.20%	536.52%	518.17%	501.73%	486.90%	473.43%	461.11%	449.80%	439.36%	429.68%
19	835.09%	702.19%	657.30%	620.71%	590.11%	564.00%	541.37%	521.50%	503.87%	488.08%	473.83%	460.88%	449.04%	438.17%	428.13%	418.83%
20	808.09%	680.48%	637.38%	602.24%	572.85%	547.78%	526.04%	506.96%	490.03%	474.86%	461.17%	448.73%	437.36%	426.91%	417.27%	408.33%
21	781.83%	659.31%	617.92%	584.19%	555.97%	531.89%	511.03%	492.70%	476.44%	461.87%	448.73%	436.78%	425.86%	415.82%	406.56%	397.97%
22	756.31%	638.67%	598.94%	566.55%	539.46%	516.35%	496.31%	478.72%	463.10%	449.12%	436.49%	425.02%	414.53%	404.89%	396.00%	387.75%
23	731.54%	618.60%	580.46%	549.37%	523.37%	501.18%	481.95%	465.06%	450.07%	436.65%	424.53%	413.51%	403.44%	394.19%	385.65%	377.73%
24	707.43%	599.00%	562.39%	532.55%	507.59%	486.29%	467.83%	451.63%	437.24%	424.35%	412.72%	402.14%	392.48%	383.60%	375.40%	367.80%
25	684.04%	579.96%	544.81%	516.17%	492.22%	471.78%	454.06%	438.51%	424.70%	412.33%	401.17%	391.02%	381.75%	373.22%	365.35%	358.06%
26	661.36%	561.45%	527.72%	500.23%	477.24%	457.63%	440.63%	425.70%	412.45%	400.58%	389.87%	380.14%	371.24%	363.06%	355.51%	348.51%
27	639.47%	543.57%	511.20%	484.82%	462.76%	443.94%	427.63%	413.31%	400.60%	389.22%	378.94%	369.61%	361.07%	353.22%	345.98%	339.27%
28	618.33%	526.29%	495.23%	469.92%	448.76%	430.71%	415.06%	401.33%	389.14%	378.22%	368.36%	359.41%	351.22%	343.70%	336.75%	330.31%
29	597.76%	509.43%	479.62%	455.34%	435.04%	417.72%	402.71%	389.54%	377.85%	367.38%	357.93%	349.34%	341.49%	334.28%	327.62%	321.44%
30	577.72%	492.94%	464.34%	441.04%	421.56%	404.95%	390.56%	377.92%	366.71%	356.67%	347.61%	339.37%	331.85%	324.93%	318.55%	312.63%
31	558.24%	476.86%	449.42%	427.07%	408.38%	392.45%	378.64%	366.52%	355.77%	346.14%	337.45%	329.56%	322.34%	315.71%	309.59%	303.92%
32	539.30%	461.20%	434.86%	413.41%	395.49%	380.20%	366.96%	355.34%	345.03%	335.79%	327.46%	319.89%	312.98%	306.62%	300.75%	295.32%
33	520.93%	445.96%	420.69%	400.11%	382.91%	368.25%	355.55%	344.40%	334.51%	325.66%	317.67%	310.41%	303.78%	297.69%	292.07%	286.86%
34	503.13%	431.17%	406.92%	387.17%	370.67%	356.61%	344.42%	333.73%	324.25%	315.76%	308.10%	301.15%	294.79%	288.95%	283.56%	278.57%
35	485.92%	416.85%	393.58%	374.63%	358.80%	345.31%	333.63%	323.38%	314.28%	306.14%	298.80%	292.13%	286.04%	280.44%	275.28%	270.49%
36	469.29%	402.99%	380.65%	362.48%	347.29%	334.35%	323.15%	313.31%	304.60%	296.79%	289.75%	283.36%	277.52%	272.15%	267.20%	262.62%
37	453.25%	389.61%	368.18%	350.75%	336.18%	323.77%	313.02%	303.59%	295.23%	287.75%	281.01%	274.88%	269.28%	264.14%	259.40%	255.00%
38	437.76%	376.69%	356.13%	339.40%	325.43%	313.52%	303.22%	294.18%	286.16%	278.99%	272.52%	266.65%	261.29%	256.36%	251.82%	247.61%
39	422.86%	364.25%	344.52%	328.48%	315.08%	303.66%	293.78%	285.11%	277.43%	270.56%	264.36%	258.73%	253.59%	248.87%	244.52%	240.49%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
40	408.51%	352.26%	333.33%	317.94%	305.09%	294.14%	284.67%	276.36%	269.00%	262.41%	256.47%	251.08%	246.15%	241.63%	237.47%	233.61%
41	394.67%	340.69%	322.54%	307.78%	295.45%	284.96%	275.88%	267.91%	260.86%	254.54%	248.85%	243.69%	238.97%	234.64%	230.65%	226.95%
42	381.37%	329.57%	312.16%	298.00%	286.19%	276.13%	267.42%	259.79%	253.03%	246.98%	241.53%	236.58%	232.06%	227.92%	224.09%	220.56%
43	368.58%	318.89%	302.19%	288.61%	277.28%	267.64%	259.30%	251.99%	245.51%	239.71%	234.49%	229.75%	225.43%	221.46%	217.80%	214.41%
44	356.31%	308.64%	292.62%	279.61%	268.75%	259.51%	251.51%	244.51%	238.30%	232.75%	227.75%	223.22%	219.08%	215.28%	211.78%	208.54%
45	344.55%	298.83%	283.47%	271.00%	260.59%	251.74%	244.08%	237.37%	231.43%	226.11%	221.33%	216.99%	213.02%	209.39%	206.04%	202.94%
46	333.28%	289.43%	274.71%	262.75%	252.78%	244.30%	236.97%	230.54%	224.85%	219.77%	215.19%	211.03%	207.24%	203.77%	200.56%	197.60%
47	322.46%	280.42%	266.31%	254.85%	245.30%	237.18%	230.16%	224.01%	218.56%	213.70%	209.32%	205.34%	201.72%	198.39%	195.33%	192.50%
48	312.08%	271.78%	258.26%	247.28%	238.14%	230.36%	223.64%	217.75%	212.54%	207.89%	203.70%	199.90%	196.43%	193.26%	190.33%	187.62%
49	302.05%	263.41%	250.46%	239.95%	231.19%	223.74%	217.31%	211.68%	206.69%	202.24%	198.23%	194.60%	191.29%	188.25%	185.46%	182.87%
50	292.37%	255.33%	242.92%	232.86%	224.47%	217.34%	211.18%	205.80%	201.03%	196.77%	192.94%	189.47%	186.30%	183.40%	180.73%	178.26%
51	283.05%	247.55%	235.66%	226.02%	217.99%	211.16%	205.27%	200.12%	195.56%	191.49%	187.83%	184.51%	181.48%	178.71%	176.16%	173.80%
52	274.08%	240.06%	228.67%	219.44%	211.75%	205.22%	199.59%	194.66%	190.30%	186.41%	182.91%	179.73%	176.85%	174.20%	171.76%	169.51%
53	265.49%	232.89%	221.98%	213.14%	205.79%	199.54%	194.15%	189.44%	185.27%	181.55%	178.20%	175.18%	172.42%	169.89%	167.56%	165.42%
54	257.26%	226.02%	215.58%	207.12%	200.09%	194.11%	188.96%	184.45%	180.47%	176.92%	173.72%	170.83%	168.19%	165.78%	163.56%	161.51%
55	249.40%	219.48%	209.49%	201.39%	194.66%	188.95%	184.02%	179.72%	175.91%	172.52%	169.47%	166.71%	164.20%	161.90%	159.78%	157.82%
56	241.90%	213.25%	203.69%	195.95%	189.51%	184.05%	179.35%	175.23%	171.60%	168.36%	165.45%	162.82%	160.42%	158.23%	156.21%	154.35%
57	234.75%	207.32%	198.18%	190.78%	184.63%	179.41%	174.91%	170.99%	167.52%	164.43%	161.65%	159.14%	156.86%	154.77%	152.84%	151.07%
58	227.92%	201.67%	192.93%	185.85%	179.98%	175.00%	170.71%	166.96%	163.65%	160.71%	158.06%	155.67%	153.49%	151.50%	149.67%	147.98%
59	221.35%	196.24%	187.88%	181.12%	175.51%	170.75%	166.66%	163.08%	159.93%	157.12%	154.60%	152.32%	150.25%	148.35%	146.61%	145.00%
60	215.04%	191.02%	183.03%	176.57%	171.21%	166.68%	162.77%	159.36%	156.36%	153.68%	151.28%	149.11%	147.13%	145.33%	143.67%	142.14%
61	208.98%	186.02%	178.38%	172.22%	167.10%	162.77%	159.05%	155.80%	152.94%	150.39%	148.10%	146.03%	144.16%	142.44%	140.86%	139.41%
62	203.21%	181.25%	173.96%	168.07%	163.19%	159.07%	155.52%	152.42%	149.69%	147.27%	145.09%	143.12%	141.34%	139.71%	138.21%	136.83%
63	197.71%	176.72%	169.76%	164.15%	159.50%	155.56%	152.18%	149.24%	146.64%	144.33%	142.26%	140.39%	138.69%	137.14%	135.72%	134.41%
64	192.48%	172.44%	165.80%	160.44%	156.01%	152.27%	149.05%	146.24%	143.77%	141.58%	139.61%	137.84%	136.22%	134.75%	133.40%	132.16%
65	187.50%	168.37%	162.04%	156.93%	152.71%	149.15%	146.09%	143.42%	141.08%	138.99%	137.13%	135.44%	133.91%	132.52%	131.24%	130.06%
66	182.76%	164.50%	158.46%	153.61%	149.59%	146.20%	143.29%	140.76%	138.53%	136.55%	134.78%	133.19%	131.74%	130.41%	129.20%	128.09%
67	178.21%	160.80%	155.05%	150.43%	146.61%	143.39%	140.63%	138.23%	136.11%	134.24%	132.56%	131.05%	129.67%	128.42%	127.28%	126.22%
68	173.85%	157.25%	151.78%	147.38%	143.75%	140.70%	138.07%	135.80%	133.79%	132.02%	130.43%	129.00%	127.70%	126.52%	125.44%	124.44%
69	169.66%	153.84%	148.63%	144.45%	141.01%	138.11%	135.62%	133.47%	131.57%	129.89%	128.39%	127.04%	125.81%	124.69%	123.67%	122.73%
70	165.62%	150.55%	145.60%	141.63%	138.36%	135.61%	133.25%	131.21%	129.42%	127.83%	126.41%	125.13%	123.98%	122.92%	121.96%	121.07%
71	161.74%	147.39%	142.69%	138.92%	135.82%	133.21%	130.98%	129.05%	127.35%	125.85%	124.51%	123.31%	122.22%	121.23%	120.32%	119.48%
72	158.03%	144.36%	139.89%	136.32%	133.38%	130.91%	128.80%	126.98%	125.38%	123.96%	122.70%	121.56%	120.53%	119.60%	118.74%	117.96%
73	154.50%	141.51%	137.26%	133.87%	131.09%	128.75%	126.76%	125.03%	123.52%	122.19%	121.00%	119.93%	118.96%	118.08%	117.28%	116.54%
74	151.15%	138.79%	134.77%	131.55%	128.92%	126.71%	124.83%	123.20%	121.78%	120.52%	119.40%	118.40%	117.49%	116.66%	115.91%	115.22%
75	147.95%	136.21%	132.39%	129.35%	126.86%	124.77%	123.00%	121.47%	120.13%	118.94%	117.89%	116.95%	116.09%	115.32%	114.61%	113.97%
76	144.90%	133.75%	130.13%	127.25%	124.90%	122.93%	121.26%	119.82%	118.55%	117.44%	116.46%	115.57%	114.77%	114.05%	113.39%	112.78%
77	141.99%	131.40%	127.97%	125.25%	123.03%	121.17%	119.60%	118.24%	117.06%	116.01%	115.09%	114.26%	113.51%	112.83%	112.21%	111.65%
78	139.23%	129.18%	125.93%	123.36%	121.26%	119.51%	118.03%	116.75%	115.64%	114.66%	113.79%	113.01%	112.31%	111.68%	111.10%	110.58%
79	136.61%	127.08%	124.00%	121.57%	119.59%	117.95%	116.55%	115.35%	114.31%	113.39%	112.58%	111.85%	111.20%	110.60%	110.07%	109.57%
80	134.15%	125.11%	122.20%	119.91%	118.04%	116.49%	115.18%	114.05%	113.07%	112.21%	111.45%	110.77%	110.16%	109.61%	109.10%	108.65%
81	131.83%	123.27%	120.52%	118.35%	116.59%	115.13%	113.89%	112.84%	111.92%	111.11%	110.40%	109.76%	109.19%	108.68%	108.21%	107.78%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
82	129.67%	121.56%	118.96%	116.91%	115.25%	113.88%	112.72%	111.73%	110.87%	110.11%	109.45%	108.85%	108.32%	107.84%	107.40%	107.01%
83	127.65%	119.97%	117.51%	115.58%	114.02%	112.73%	111.64%	110.71%	109.90%	109.20%	108.57%	108.02%	107.52%	107.08%	106.67%	106.30%
84	125.74%	118.49%	116.16%	114.34%	112.87%	111.65%	110.63%	109.76%	109.00%	108.34%	107.76%	107.24%	106.78%	106.36%	105.99%	105.64%
85	123.96%	117.10%	114.90%	113.18%	111.79%	110.65%	109.69%	108.87%	108.17%	107.55%	107.01%	106.52%	106.09%	105.70%	105.35%	105.03%
86	122.29%	115.82%	113.74%	112.12%	110.81%	109.73%	108.83%	108.06%	107.40%	106.82%	106.31%	105.86%	105.46%	105.10%	104.77%	104.48%
87	120.74%	114.63%	112.67%	111.13%	109.89%	108.88%	108.03%	107.30%	106.68%	106.14%	105.67%	105.25%	104.87%	104.53%	104.23%	103.95%
88	119.30%	113.55%	111.70%	110.24%	109.07%	108.11%	107.31%	106.63%	106.05%	105.54%	105.09%	104.70%	104.34%	104.03%	103.74%	103.49%
89	117.98%	112.59%	110.83%	109.46%	108.35%	107.44%	106.68%	106.04%	105.49%	105.01%	104.58%	104.21%	103.88%	103.58%	103.32%	103.07%
90	116.75%	111.72%	110.07%	108.77%	107.72%	106.86%	106.14%	105.53%	105.01%	104.56%	104.16%	103.80%	103.49%	103.21%	102.96%	102.73%
91	115.60%	110.94%	109.39%	108.17%	107.18%	106.37%	105.69%	105.12%	104.62%	104.19%	103.82%	103.49%	103.19%	102.92%	102.68%	102.47%
92	114.42%	110.16%	108.71%	107.57%	106.64%	105.87%	105.24%	104.69%	104.23%	103.83%	103.47%	103.16%	102.88%	102.63%	102.41%	102.21%
93	113.23%	109.37%	108.04%	106.97%	106.10%	105.38%	104.78%	104.27%	103.84%	103.46%	103.13%	102.83%	102.57%	102.34%	102.14%	101.97%
94	112.00%	108.59%	107.37%	106.38%	105.57%	104.90%	104.34%	103.86%	103.45%	103.10%	102.79%	102.51%	102.27%	102.06%	101.97%	101.00%
95	110.72%	107.80%	106.72%	105.82%	105.07%	104.44%	103.91%	103.46%	103.07%	102.74%	102.45%	102.19%	101.97%	101.97%	101.00%	101.00%
96	109.36%	107.01%	106.08%	105.29%	104.62%	104.04%	103.55%	103.12%	102.76%	102.44%	102.17%	101.97%	101.00%	101.00%	101.00%	101.00%
97	107.80%	106.10%	105.38%	104.74%	104.17%	103.67%	103.22%	102.82%	102.47%	102.17%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
98	105.91%	104.94%	104.50%	104.07%	103.68%	103.30%	102.95%	102.63%	102.32%	102.04%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
99	103.39%	103.09%	102.94%	102.79%	102.65%	102.50%	102.35%	102.20%	102.05%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

ADDITIONAL INFORMATION
Additional information about the Policy is available in the Statement of Additional Information dated May 1, 2020, and which is part of this prospectus.
Your questions and/or requests for a free copy of the Statement of Additional Information or a free personalized illustration should be directed to: Principal Executive Variable Universal Life II, Principal Financial Group, P.O. Box 10431, Des Moines, Iowa 50306-0431, 1-800-247-9988. You may also contact us through our internet site: www.principal.com
Information about the Policy (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Policy are available on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.
Principal® Executive Variable Universal Life II
Investment Company Act File No. 333-149215

PART B
STATEMENT OF ADDITIONAL INFORMATION
PRINCIPAL® EXECUTIVE VARIABLE UNIVERSAL LIFE II
dated May 1, 2020
The Statement of Additional Information provides information about the Principal® Executive Variable Universal Life II Insurance Policy sponsored by Principal Life Insurance Company through its Principal Life Insurance Company Variable Life Separate Account.
This Statement of Additional Information is not a prospectus but does provide information that supplements the Policy’s Prospectus dated May 1, 2020. It should be read with that Prospectus which is available without charge. To request a copy of the Prospectus, please contact us at:
Principal® Executive Variable Universal Life II
Principal Financial Group
P.O. Box 10431
Des Moines, Iowa 50306-0431
Telephone: 1-800-247-9988
Fax: 1-866-885-0390

2

GENERAL INFORMATION AND HISTORY
The Company
Principal Life Insurance Company (the “Company”) is the issuer of the Principal Executive Variable Universal Life II Insurance Policy (the “Policy”). The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50306-0431. It is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.
In 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. It became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual insurance holding company structure took place in 1998, when the Company became a stock life insurance company. In 2001, the mutual insurance holding company converted to a stock company through a process called demutualization, resulting in the current organizational structure.
Principal Life Insurance Company Variable Life Separate Account
The separate account was established under Iowa law on November 2, 1987. It was then registered as a unit investment trust with the Securities Exchange Commission. This registration does not involve Securities Exchange Commission supervision of the investments or investment policies of the separate account.
All of the units of the Separate Account are owned by the Company. Policy owners may purchase units of the divisions of the Separate Account.
Independent Registered Public Accounting Firm
Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa, 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Variable Life Separate Account and the Company.
UNDERWRITERS
The principal underwriter of the Policy is Principal Securities, Inc. ("PSI") formerly Princor Financial Services Corporation which is a wholly-owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. PSI’s address is Principal Securities, Inc., 655 9th Street, Des Moines, IA 50392. PSI was incorporated in Iowa in 1968, and is a securities broker-dealer registered with the SEC as well as a member of the Financial Institutions Regulatory Authority. The Policies may also be sold through other broker-dealers authorized by PSI and applicable law to do so.
The Policy’s offering to the public is continuous. As the principal underwriter, PSI is paid for the distribution of the Policy. For the last three fiscal years PSI has received and retained the following commissions:

2019 received/retained	2018 received/retained	2017 received/retained
$12,716,302/$0	$12,232,594/$0	$9,482,882/$0
UNDERWRITING PROCEDURES
Guaranteed maximum cost of insurance rates are based on 2001 CSO Mortality Unismoke Table (the prevailing mortality table approved by the National Association of Insurance Commissioners), age nearest birthday, with distinction for the insured’s gender.
PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions.
The Policy was not offered prior to October 3, 2008. The Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Policy as if the Policy had been issued on or after the date the underlying mutual fund in which such division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund is derived by reducing the actual performance of the underlying mutual fund by the fees and charges of the Policy as if it had been in existence. The yield and total return figures described below vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures

3

published for other products. The Separate Account may also quote rankings, yields or returns published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents historical performance and is not intended to indicate future performance.
From time to time, the Separate Account or an underlying fund may advertise the “yield” and “effective yield” of a money market division or of the underlying fund in which it invests. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated in the division over a seven day period (the period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage. The “effective yield” is calculated similarly but, when annualized, the income earned in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.” For the period ended December 31, 2019, the 7-day annualized and effective yields of the Fidelity VIP Government Money Market Division were 1.33% and 1.33%, respectively.
In addition, the Separate Account advertises the “yield” for certain other divisions. The “yield” of a division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period. This yield quotation does not reflect a contingent deferred sales charge which, if included, would reduce the “yield.” No contingent deferred sales charge is assessed on investments in the Separate Account divisions of the Policy.
The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial premium of $1,000 to the ending redeemable policy value.
The performance information does not include any charges or fees that are deducted from your Policy. These are charges and fees such as the sales charge, charge for taxes, surrender charges (if any), transfer fees (if any), transaction fees (if any) cost of insurance charge, asset based charge, monthly policy issue charge (if any), monthly administrative charge (if any), policy loan interest charge (if any), and charges for optional insurance benefits. Some of these charges vary depending on your age, gender, face amount, risk classification, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your Policy’s value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Policy’s performance, you should obtain a personalized illustration based on historical underlying mutual fund performance from your financial adviser.
Following are the hypothetical average annual total returns for the periods ended December 31, 2018, assuming the Policy had been offered as of the effective dates of the underlying mutual funds in which the divisions invest:

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Global Thematic Growth	01/11/1996	30.16%	10.41%	8.21%
AllianceBernstein International Growth	09/23/1994	27.53%	5.38%	4.85%
AllianceBernstein International Value	05/10/2001	17.14%	2.98%	2.67%
AllianceBernstein Small Cap Growth	08/05/1996	36.40%	13.77%	16.19%
AllianceBernstein Small/Mid Cap Value	05/02/2001	20.10%	6.42%	11.01%
American Century VP Capital Appreciation	11/20/1987	35.32%	10.32%	12.58%
American Century VP Income & Growth	10/30/1997	23.75%	8.02%	11.61%
American Century VP International	05/02/1994	28.14%	6.17%	6.52%
American Century VP Mid Cap Value	10/29/2004	28.99%	8.61%	12.08%
American Century VP Value	05/01/1996	26.92%	7.61%	10.84%
American Funds Blue Chip Income and Growth	07/05/2001	21.38%	8.38%	11.27%
American Funds Global Balanced Fund	05/02/2011	20.44%	6.97%		6.22%
American Funds Global Bond	10/04/2006	7.77%	2.29%	2.59%
American Growth	02/08/1984	30.77%	14.38%	13.98%
American International	05/01/1990	22.88%	6.87%	6.03%
American New World	06/17/1999	29.14%	7.94%	6.03%
BNY Mellon IP Core Value	05/01/1998	26.59%	8.01%	10.80%

4

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
BNY Mellon IP MidCap Stock	12/29/2000	19.86%	5.48%	11.55%
BNY Mellon IP Technology Growth	08/31/1999	25.51%	14.29%	14.24%
BNY Mellon Sustainable US Equity	10/07/1993	34.01%	9.34%	11.80%
BNY Mellon VIF Appreciation	04/05/1993	35.78%	10.90%	11.65%
Bond Market Index	05/15/2012	8.47%	2.75%		2.47%
Calvert VP EAFE International Index	11/12/2002	21.00%	5.01%	4.61%
Calvert VP Investment Grade Bond Index	03/31/2003	8.41%	2.79%	3.53%
Calvert VP Russell 2000 Small Cap Index	04/27/2000	24.82%	7.55%	10.97%
ClearBridge Mid Cap	11/01/1999	32.95%	7.97%	11.71%
ClearBridge Small Cap Growth	11/08/1999	26.87%	10.53%	14.36%
Core Plus Bond	12/18/1987	9.81%	3.28%	4.66%
Delaware VIP High Yield Series	05/01/2000	16.12%	4.52%	6.27%
Delaware VIP Small Cap Value	05/01/2000	27.72%	7.77%	11.62%
Deutsche Alternative Asset Allocation	01/30/2009	14.35%	1.71%	3.01%
Deutsche Small Mid Cap Value	05/01/1996	20.99%	4.89%	8.88%
Diversified International	05/02/1994	22.69%	5.48%	6.06%
Equity Income	04/28/1998	29.09%	10.54%	12.62%
Fidelity VIP Contrafund	01/03/1995	31.27%	10.02%	12.02%
Fidelity VIP Equity-Income	11/03/1986	27.11%	8.10%	10.73%
Fidelity VIP Extended Market Index Portfolio	04/17/2018	25.58%			6.60%
Fidelity VIP Gov't Money Market	07/07/2000	1.92%	0.83%	0.43%
Fidelity VIP High Income	10/01/1985	14.77%	5.35%	6.40%
Fidelity VIP International Index Portfolio	04/17/2018	21.16%			2.06%
Fidelity VIP Mid Cap	12/28/1998	23.17%	6.86%	10.18%
Fidelity VIP Strategic Income	12/23/2003	10.66%	4.13%	4.76%
Fidelity VIP Total Market Index Portfolio	04/17/2018	30.44%			12.01%
Franklin Income VIP	01/24/1989	16.06%	5.24%	7.18%
Franklin Mutual Global Discovery VIP	11/08/1996	24.37%	5.32%	7.97%
Franklin Mutual Shares VIP	11/08/1996	22.57%	5.91%	8.69%
Franklin Rising Dividends VIP	01/27/1992	29.23%	10.58%	12.81%
Franklin Small Cap Value VIP	05/01/1998	26.35%	7.99%	11.39%
Franklin Strategic Income VIP	07/01/1999	8.05%	2.79%	4.47%
Franklin US Government Securities VIP	01/06/1999	5.23%	1.59%	2.17%
Government & High Quality Bond	05/06/1993	6.45%	2.35%	3.16%
Guggenheim Rydex VI Basic Materials Fund	05/02/2001	21.43%	5.67%	4.38%
Guggenheim Rydex VI Utilities Fund	05/02/2001	19.01%	8.12%	10.00%
International Emerging Markets	10/24/2000	17.60%	4.28%	2.99%
Invesco Oppenheimer VI Main Street Small Cap	07/16/2001	26.13%	7.27%	12.17%
Invesco VI American Franchise	09/18/2000	36.43%	12.22%	13.07%
Invesco VI American Value	01/02/1997	25.03%	4.74%	10.39%
Invesco VI Core Equity	05/02/1994	28.67%	6.31%	8.86%
Invesco VI Global Health Care	05/22/1997	32.50%	7.18%	12.15%
Invesco VI Global Real Estate	03/31/1998	23.00%	5.58%	8.07%
Invesco VI International Growth	05/05/1993	28.57%	5.50%	6.67%
Invesco VI Mid Cap Core Equity	09/10/2001	25.04%	6.54%	8.01%
Invesco VI Mid Cap Growth	09/25/2000	34.34%	9.64%	11.17%
Invesco VI Small Cap Equity	08/29/2003	26.60%	5.36%	10.26%
Janus Henderson Balanced	12/31/1999	22.27%	8.73%	9.37%
Janus Henderson Enterprise	09/13/1993	35.16%	14.69%	15.56%
Janus Henderson Flexible Bond	12/31/1999	9.28%	2.64%	3.94%
Janus Henderson Forty	05/01/1997	36.85%	15.61%	13.66%
Janus Henderson Global Research	12/31/1999	28.71%	8.50%	9.41%
Janus Henderson Global Technology Portfolio	01/18/2000	44.82%	20.33%	17.59%
LargeCap Growth I	06/01/1994	34.92%	15.32%	15.39%

5

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
LargeCap S&P 500 Index	05/03/1999	31.10%	11.40%	13.21%
Lord Abbett Developing Growth Portfolio	04/30/2010	31.77%	9.93%		14.02%
MFS Blended Research SmallCap Equity Portfolio	04/28/2006	26.36%	9.60%	12.73%
MFS Global Equity	05/03/1999	30.20%	8.85%	10.28%
MFS Growth	07/24/1995	37.78%	15.19%	14.95%
MFS Inflation-Adjusted Bond	10/01/2008	8.05%	1.52%	2.89%
MFS New Discovery	05/01/1998	41.27%	13.31%	13.63%
MFS New Discovery Value Portfolio	10/01/2008	33.43%	10.94%	11.66%
MFS Research International	08/24/2001	27.67%	6.28%	5.49%
MFS Total Return	01/03/1995	20.12%	6.50%	8.08%
MFS Utilities	01/03/1995	24.80%	6.43%	9.72%
MFS Value	01/02/2002	29.51%	8.96%	11.40%
MFS VIT International Value	08/23/2001	25.65%	9.69%	9.77%
MFS VIT Mid Cap Value	03/07/2008	30.71%	8.10%	12.36%
MidCap	12/18/1987	43.10%	13.49%	16.42%
Neuberger Berman AMT Mid Cap Growth	11/03/1997	32.48%	10.16%	12.79%
Neuberger Berman AMT Sustainable Equity Portfolio	02/18/1999	25.88%	8.98%	11.92%
PIMCO VIT All Asset	04/30/2003	11.90%	4.32%	5.13%
PIMCO VIT Commodity Real Return Strategy	06/30/2004	11.43%	-3.54%	-3.43%
PIMCO VIT Emerging Markets Bond	09/30/2002	14.80%	5.89%	5.83%
PIMCO VIT High Yield Portfolio	04/30/1998	14.75%	5.67%	6.90%
PIMCO VIT Long-Term U.S. Government	04/30/1999	13.34%	3.66%	6.76%
PIMCO VIT Low Duration Portfolio	02/16/1999	4.03%	1.45%	2.01%
PIMCO VIT Real Return	09/30/1999	8.45%	2.38%	3.29%
PIMCO VIT Short-Term Portfolio	09/30/1999	2.80%	2.04%	1.68%
PIMCO VIT Total Return	12/31/1997	8.37%	3.12%	3.88%
Principal Capital Appreciation	04/28/1998	32.49%	11.49%	12.95%
Principal LifeTime 2010	08/30/2004	14.10%	4.92%	6.67%
Principal LifeTime 2020	08/30/2004	18.12%	6.09%	7.97%
Principal LifeTime 2030	08/30/2004	22.01%	7.03%	8.74%
Principal LifeTime 2040	08/30/2004	24.74%	7.72%	9.46%
Principal LifeTime 2050	08/30/2004	26.39%	8.14%	9.77%
Principal LifeTime 2060	05/01/2013	27.24%	8.22%		9.35%
Principal LifeTime Strategic Income	08/30/2004	12.46%	4.25%	5.50%
Putnam VT Growth Opportunities	01/31/2000	36.74%	14.55%	15.00%
Real Estate Securities	05/01/1998	31.26%	8.65%	12.88%
SAM Balanced	06/03/1997	20.01%	6.82%	8.51%
SAM Conservative Balanced	04/23/1998	15.88%	5.64%	7.08%
SAM Conservative Growth	06/03/1997	24.06%	7.99%	9.79%
SAM Flexible Income	09/09/1997	13.25%	4.92%	6.27%
SAM Strategic Growth	06/03/1997	27.44%	8.25%	10.51%
Short-Term Income	01/12/1994	4.70%	2.18%	2.43%
SmallCap	05/01/1998	27.40%	8.49%	12.58%
T. Rowe Price Health Sciences	12/29/2000	28.63%	10.65%	18.50%
Templeton Developing Markets VIP	03/04/1996	26.70%	7.18%	3.75%
Templeton Foreign VIP	05/01/1992	12.53%	2.16%	3.41%
Templeton Global Bond VIP	01/24/1989	2.01%	0.87%	3.51%
TOPS Managed Balanced ETF	06/09/2011	14.55%	3.84%		4.35%
TOPS Managed Growth ETF	04/26/2011	17.08%	3.82%		4.32%
TOPS Managed Moderate Growth ETF	06/09/2011	16.30%	4.11%		4.93%
VanEck VIP Global Hard Assets	09/01/1989	11.87%	-5.48%	-2.80%
Vanguard VIF MidCap Index	02/09/1999	30.87%	9.13%	12.93%
Wanger International	05/03/1995	29.99%	7.01%	7.85%

6

FINANCIAL STATEMENTS

APPENDIX A - Principal Life Insurance Company - Variable Life Separate Account Financials

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Principal Life Insurance Company and Contract Owners of Principal Life Insurance Company Variable Life Separate Account

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Principal Life Insurance Company Variable Life Separate Account (the Separate Account), as of December 31, 2019, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2019, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the Separate Account’s auditor since 1987.
Des Moines, Iowa
March 27, 2020

Appendix
Subaccounts comprising Principal Life Insurance Company Variable Life Separate Account

Statement of operations	Statements of changes in net assets
AllianceBernstein Global Thematic Growth Class A Division
AllianceBernstein International Growth Class A Division
AllianceBernstein International Value Class A Division
AllianceBernstein Small Cap Growth Class A Division
AllianceBernstein Small/Mid Cap Value Class A Division
American Century VP Capital Appreciation Class II Division
American Century VP Income & Growth Class I Division
American Century VP Income & Growth Class II Division
American Century VP Inflation Protection Class II Division
American Century VP International Class II Division
American Century VP Mid Cap Value Class II Division
American Century VP Ultra Class I Division
American Century VP Ultra Class II Division
American Century VP Value Class II Division
American Funds Insurance Series Blue Chip Income and Growth Class 2 Division
American Funds Insurance Series Global Bond Class 2 Division
American Funds Insurance Series Growth Fund Class 2 Division
American Funds Insurance Series International Fund Class 2 Division
American Funds Insurance Series New World Fund Class 2 Division
BNY Mellon IP Core Value Service Shares Division (1)
BNY Mellon IP MidCap Stock Service Shares Division (2)
BNY Mellon IP Technology Growth Service Shares Division (3)
BNY Mellon Sustainable U.S. Equity Service Shares Division (4)
BNY Mellon VIF Appreciation Service Shares Division (5)
BNY Mellon VIF Opportunistic Small Cap Service Shares Division (6)
BNY Mellon VIF Quality Bond Service Shares Division (7)
Bond Market Index Class 1 Division
Calvert EAFE International Index Class F Division
Calvert Investment Grade Bond Index Class I Division
Calvert Russell 2000 Small Cap Index Class F Division
Calvert S&P 500 Index Portfolio Division
Calvert S&P MidCap 400 Index Class F Division
ClearBridge Mid Cap Class I Division
ClearBridge Small Cap Growth Class I Division
Core Plus Bond Class 1 Division
Delaware High Yield Service Class Division
Delaware Small Cap Value Service Class Division
Delaware Smid Cap Core Service Class Division
Diversified Balanced Class 1 Division
Diversified International Class 1 Division
DWS Alternative Asset Allocation Class B Division
DWS Small Mid Cap Value Class B Division
For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019

Equity Income Class 1 Division
Fidelity VIP Asset Manager Service Class 2 Division
Fidelity VIP Contrafund Initial Class Division
Fidelity VIP Contrafund Service Class 2 Division
Fidelity VIP Equity-Income Initial Class Division
Fidelity VIP Equity-Income Service Class 2 Division
Fidelity VIP Government Money Market Service Class Division
Fidelity VIP Growth Service Class 2 Division
Fidelity VIP High Income Initial Class Division
Fidelity VIP High Income Service Class 2 Division
Fidelity VIP Mid Cap Service Class 2 Division
Fidelity VIP Strategic Income Service Class 2 Division
Franklin Income VIP Class 2 Division
Franklin Mutual Global Discovery VIP Class 2 Division
Franklin Mutual Shares VIP Class 2 Division
Franklin Rising Dividends VIP Class 2 Division
Franklin Small Cap Value VIP Class 2 Division
Franklin Strategic Income VIP Class 2 Division
Franklin U.S. Government Securities VIP Class 2 Division
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division
Government & High Quality Bond Class 1 Division
International Emerging Markets Class 1 Division
Invesco American Franchise Series I Division
Invesco American Franchise Series II Division
Invesco American Value Series I Division
Invesco Core Equity Series I Division
Invesco Core Equity Series II Division
Invesco Global Real Estate Series I Division
Invesco Health Care Series I Division
Invesco International Growth Series I Division
Invesco Mid Cap Core Equity Series II Division
Invesco Mid Cap Growth Series I Division
Invesco Oppenheimer Main Street Small Cap Series II Division (8)
Invesco Small Cap Equity Series I Division
Invesco Technology Series I Division
Janus Henderson Balanced Service Shares Division
Janus Henderson Enterprise Service Shares Division
Janus Henderson Flexible Bond Service Shares Division
Janus Henderson Forty Service Shares Division
Janus Henderson Global Research Service Shares Division
Janus Henderson Overseas Service Shares Division
JP Morgan Core Bond Class I Division
JP Morgan Small Cap Core Class I Division
LargeCap Growth I Class 1 Division
LargeCap S&P 500 Index Class 1 Division
Lord Abbett Series Fund Developing Growth Class VC Division

MFS Blended Research Small Cap Equity Service Class Division
MFS Global Equity Service Class Division
MFS Growth Service Class Division
MFS Inflation-Adjusted Bond Service Class Division
MFS International Intrinsic Value Service Class Division (9)
MFS Mid Cap Growth Service Class Division
MFS Mid Cap Value Portfolio Service Class Division
MFS New Discovery Service Class Division
MFS Research International Portfolio Service Class Division
MFS Total Return Service Class Division
MFS Utilities Service Class Division
MFS Value Service Class Division
MidCap Class 1 Division
Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division
PIMCO All Asset Administrative Class Division
PIMCO Commodity Real Return Strategy Administrative Class Division
PIMCO Emerging Market Bond Administrative Class Division
PIMCO High Yield Administrative Class Division
PIMCO Long-Term U.S. Government Administrative Class Division
PIMCO Low Duration Administrative Class Division
PIMCO Real Return Administrative Class Division
PIMCO Short-Term Administrative Class Division
PIMCO Total Return Administrative Class Division
Principal Capital Appreciation Class 1 Division
Principal LifeTime 2010 Class 1 Division
Principal LifeTime 2020 Class 1 Division
Principal LifeTime 2030 Class 1 Division
Principal LifeTime 2040 Class 1 Division
Principal LifeTime 2050 Class 1 Division
Principal LifeTime 2060 Class 1 Division
Principal LifeTime Strategic Income Class 1 Division
Putnam VT Equity Income Class IB Division
Putnam VT Growth Opportunities Class IB Division
Putnam VT International Equity Class IB Division
Real Estate Securities Class 1 Division
SAM Balanced Portfolio Class 1 Division
SAM Conservative Balanced Portfolio Class 1 Division
SAM Conservative Growth Portfolio Class 1 Division
SAM Flexible Income Portfolio Class 1 Division
SAM Strategic Growth Portfolio Class 1 Division

Short-Term Income Class 1 Division
SmallCap Class 1 Division
T. Rowe Price Equity Income Portfolio II Division
T. Rowe Price Health Sciences Portfolio II Division
Templeton Developing Markets VIP Class 2 Division
Templeton Foreign VIP Class 2 Division
Templeton Global Bond VIP Class 2 Division
TOPS Managed Risk Balanced ETF Class 2 Division
TOPS Managed Risk Growth ETF Class 2 Division
TOPS Managed Risk Moderate Growth ETF Class 2 Division
VanEck Global Hard Assets Class S Division
VanEck Global Hard Assets Initial Class Division
Vanguard VIF Balanced Division
Vanguard VIF Equity Index Division
Vanguard VIF Mid-Cap Index Division
Wanger International Division
Wells Fargo VT Index Asset Allocation Class 2 Division
Wells Fargo VT Omega Growth Class 2 Division

Fidelity VIP Extended Market Index Service Class 2 Division
Fidelity VIP International Index Service Class 2 Division
Fidelity VIP Total Market Index Service Class 2 Division
Janus Henderson Global Technology Service Shares Division
For the period from June 7, 2019 (commencement of operations) through December 31, 2019
Neuberger Berman AMT Sustainable Equity I Class Division	For the period from April 29, 2019 (commencement of operations) through December 31, 2019
American Funds Insurance Series Global Balanced Class 2 Division Rydex Basic Materials Division Rydex Utilities Division	For the year ended December 31, 2019	For the year ended December 31, 2019 and the period from June 11, 2018 (commencement of operations) through December 31, 2018
(1) Represented the operations of Dreyfus IP Core Value Service Shares Division until June 2, 2019.
(2) Represented the operations of Dreyfus IP MidCap Stock Service Shares Division until June 2, 2019.
(3) Represented the operations of Dreyfus IP Technology Growth Service Shares Division until June 2, 2019.
(4) Represented the operations of Dreyfus Sustainable U.S. Equity Service Shares Division until June 2, 2019.
(5) Represented the operations of Dreyfus VIF Appreciation Service Shares Division until June 2, 2019.
(6) Represented the operations of Dreyfus VIF Opportunistic Small Cap Service Shares Division until June 2, 2019.
(7) Represented the operations of Dreyfus VIF Quality Bond Service Shares Division until June 2, 2019.
(8) Represented the operations of Oppenheimer Main Street Small Cap Service Shares Division until May 24, 2019.
(9) Represented the operations of MFS International Value Service Class Division until June 6, 2019.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	AllianceBernstein Global Thematic Growth Class A Division	AllianceBernstein International Growth Class A Division	AllianceBernstein International Value Class A Division	AllianceBernstein Small Cap Growth Class A Division

Assets
Investments in shares of mutual funds, at fair value	$834,250	$783,382	$1,507,755	$2,413,623
Total assets	834,250	783,382	1,507,755	2,413,623
Total liabilities	—	—	—	—
Net assets	$834,250	$783,382	$1,507,755	$2,413,623

Net assets
Applicable to accumulation units	$834,250	$783,382	$1,507,755	$2,413,623
Total net assets	$834,250	$783,382	$1,507,755	$2,413,623

Investments in shares of mutual funds, at cost	$757,706	$665,127	$1,509,120	$2,110,661

Shares of mutual funds owned	24,888	33,350	104,924	121,166

Accumulation units outstanding	38,472	59,146	182,112	69,268

Statements of Operations
Year ended December 31, 2019
	AllianceBernstein Global Thematic Growth Class A Division	AllianceBernstein International Growth Class A Division	AllianceBernstein International Value Class A Division	AllianceBernstein Small Cap Growth Class A Division

Net investment income (loss)
Investment income:
Dividends	$5,579	$3,969	$13,479	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	5,579	3,969	13,479	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	75,285	11,780	(72,353)	163,912
Capital gains distributions	71,598	16,928	—	296,385
Total realized gains (losses) on investments	146,883	28,708	(72,353)	460,297

Change in net unrealized appreciation (depreciation)
of investments	156,088	137,254	298,055	226,461

Net gains (losses) on investments	308,550	169,931	239,181	686,758

Net increase (decrease) in net assets resulting from operations	$308,550	$169,931	$239,181	$686,758

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	AllianceBernstein Small/Mid Cap Value Class A Division	American Century VP Capital Appreciation Class II Division	American Century VP Income & Growth Class I Division	American Century VP Income & Growth Class II Division

Assets
Investments in shares of mutual funds, at fair value	$5,201,772	$803,766	$3,214,284	$7,977,740
Total assets	5,201,772	803,766	3,214,284	7,977,740
Total liabilities	—	—	—	—
Net assets	$5,201,772	$803,766	$3,214,284	$7,977,740

Net assets
Applicable to accumulation units	$5,201,772	$803,766	$3,214,284	$7,977,740
Total net assets	$5,201,772	$803,766	$3,214,284	$7,977,740

Investments in shares of mutual funds, at cost	$5,601,730	$763,018	$2,831,323	$7,605,694

Shares of mutual funds owned	290,439	50,936	320,787	795,388

Accumulation units outstanding	199,514	45,152	103,958	240,079

Statements of Operations
Year ended December 31, 2019
	AllianceBernstein Small/Mid Cap Value Class A Division	American Century VP Capital Appreciation Class II Division	American Century VP Income & Growth Class I Division	American Century VP Income & Growth Class II Division

Net investment income (loss)
Investment income:
Dividends	$30,030	$—	$63,455	$142,031

Expenses:
Mortality and expense risks	—	—	181	—
Net investment income (loss)	30,030	—	63,274	142,031

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(110,750)	18,249	118,781	(22,075)
Capital gains distributions	560,346	141,403	258,210	650,978
Total realized gains (losses) on investments	449,596	159,652	376,991	628,903

Change in net unrealized appreciation (depreciation)
of investments	417,032	80,139	209,160	853,202

Net gains (losses) on investments	896,658	239,791	649,425	1,624,136

Net increase (decrease) in net assets resulting from operations	$896,658	$239,791	$649,425	$1,624,136

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	American Century VP Inflation Protection Class II Division	American Century VP International Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Assets
Investments in shares of mutual funds, at fair value	$1,663,303	$2,460,349	$30,049,258	$2,517,283
Total assets	1,663,303	2,460,349	30,049,258	2,517,283
Total liabilities	—	—	—	—
Net assets	$1,663,303	$2,460,349	$30,049,258	$2,517,283

Net assets
Applicable to accumulation units	$1,663,303	$2,460,349	$30,049,258	$2,517,283
Total net assets	$1,663,303	$2,460,349	$30,049,258	$2,517,283

Investments in shares of mutual funds, at cost	$1,650,663	$2,330,191	$29,799,694	$1,932,778

Shares of mutual funds owned	162,115	214,316	1,451,655	120,272

Accumulation units outstanding	127,951	94,085	815,743	68,218

Statements of Operations
Year ended December 31, 2019
	American Century VP Inflation Protection Class II Division	American Century VP International Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Net investment income (loss)
Investment income:
Dividends	$38,575	$8,264	$542,380	$—

Expenses:
Mortality and expense risks	64	—	91	475
Net investment income (loss)	38,511	8,264	542,289	(475)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(2,438)	29,134	89,796	107,357
Capital gains distributions	—	59,842	3,062,481	228,544
Total realized gains (losses) on investments	(2,438)	88,976	3,152,277	335,901

Change in net unrealized appreciation (depreciation)
of investments	106,424	274,736	3,376,785	315,235

Net gains (losses) on investments	142,497	371,976	7,071,351	650,661

Net increase (decrease) in net assets resulting from operations	$142,497	$371,976	$7,071,351	$650,661

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Global Balanced Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$6,258,944	$29,813,510	$13,632,630	$1,383,710
Total assets	6,258,944	29,813,510	13,632,630	1,383,710
Total liabilities	—	—	—	—
Net assets	$6,258,944	$29,813,510	$13,632,630	$1,383,710

Net assets
Applicable to accumulation units	$6,258,944	$29,813,510	$13,632,630	$1,383,710
Total net assets	$6,258,944	$29,813,510	$13,632,630	$1,383,710

Investments in shares of mutual funds, at cost	$5,017,751	$24,566,051	$13,759,373	$1,324,647

Shares of mutual funds owned	305,612	2,539,481	1,018,120	102,649

Accumulation units outstanding	155,051	829,418	946,866	123,669

Statements of Operations
Year ended December 31, 2019
	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Global Balanced Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$—	$560,437	$251,438	$15,783

Expenses:
Mortality and expense risks	—	185	109	—
Net investment income (loss)	—	560,252	251,329	15,783

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	119,307	1,462,527	(276,173)	8,260
Capital gains distributions	672,113	1,717,483	940,084	35,530
Total realized gains (losses) on investments	791,420	3,180,010	663,911	43,790

Change in net unrealized appreciation (depreciation)
of investments	969,335	3,057,477	1,226,115	108,083

Net gains (losses) on investments	1,760,755	6,797,739	2,141,355	167,656

Net increase (decrease) in net assets resulting from operations	$1,760,755	$6,797,739	$2,141,355	$167,656

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	American Funds Insurance Series Global Bond Class 2 Division	American Funds Insurance Series Growth Fund Class 2 Division	American Funds Insurance Series International Fund Class 2 Division	American Funds Insurance Series New World Fund Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$1,394,523	$14,202,522	$22,812,040	$15,734,833
Total assets	1,394,523	14,202,522	22,812,040	15,734,833
Total liabilities	—	—	—	—
Net assets	$1,394,523	$14,202,522	$22,812,040	$15,734,833

Net assets
Applicable to accumulation units	$1,394,523	$14,202,522	$22,812,040	$15,734,833
Total net assets	$1,394,523	$14,202,522	$22,812,040	$15,734,833

Investments in shares of mutual funds, at cost	$1,347,817	$13,380,540	$21,759,773	$14,467,952

Shares of mutual funds owned	115,920	176,276	1,097,788	614,882

Accumulation units outstanding	124,979	662,486	1,704,517	1,171,408

Statements of Operations
Year ended December 31, 2019
	American Funds Insurance Series Global Bond Class 2 Division	American Funds Insurance Series Growth Fund Class 2 Division	American Funds Insurance Series International Fund Class 2 Division	American Funds Insurance Series New World Fund Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$20,655	$94,820	$302,756	$132,484

Expenses:
Mortality and expense risks	—	40	—	—
Net investment income (loss)	20,655	94,780	302,756	132,484

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	852	(35,701)	(316,729)	209,797
Capital gains distributions	—	1,348,161	448,959	438,585
Total realized gains (losses) on investments	852	1,312,460	132,230	648,382

Change in net unrealized appreciation (depreciation)
of investments	60,906	1,829,087	3,208,071	2,298,648

Net gains (losses) on investments	82,413	3,236,327	3,643,057	3,079,514

Net increase (decrease) in net assets resulting from operations	$82,413	$3,236,327	$3,643,057	$3,079,514

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	BNY Mellon IP Core Value Service Shares Division (1)	BNY Mellon IP MidCap Stock Service Shares Division (2)	BNY Mellon IP Technology Growth Service Shares Division (3)	BNY Mellon Sustainable U.S. Equity Service Shares Division (4)

Assets
Investments in shares of mutual funds, at fair value	$731,845	$272,451	$3,572,830	$477,922
Total assets	731,845	272,451	3,572,830	477,922
Total liabilities	—	—	—	—
Net assets	$731,845	$272,451	$3,572,830	$477,922

Net assets
Applicable to accumulation units	$731,845	$272,451	$3,572,830	$477,922
Total net assets	$731,845	$272,451	$3,572,830	$477,922

Investments in shares of mutual funds, at cost	$724,002	$268,740	$3,481,833	$419,441

Shares of mutual funds owned	48,563	14,703	151,199	12,346

Accumulation units outstanding	23,604	18,860	119,410	14,952

Statements of Operations
Year ended December 31, 2019
	BNY Mellon IP Core Value Service Shares Division (1)	BNY Mellon IP MidCap Stock Service Shares Division (2)	BNY Mellon IP Technology Growth Service Shares Division (3)	BNY Mellon Sustainable U.S. Equity Service Shares Division (4)

Net investment income (loss)
Investment income:
Dividends	$4,591	$866	$—	$6,195

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	4,591	866	—	6,195

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(45,816)	(20,727)	(2,355)	(7,946)
Capital gains distributions	71,836	15,697	410,039	16,021
Total realized gains (losses) on investments	26,020	(5,030)	407,684	8,075

Change in net unrealized appreciation (depreciation)
of investments	130,673	47,955	313,864	121,900

Net gains (losses) on investments	161,284	43,791	721,548	136,170

Net increase (decrease) in net assets resulting from operations	$161,284	$43,791	$721,548	$136,170

(1) Represented the operations of Dreyfus IP Core Value Service Shares Division until June 2, 2019.
(2) Represented the operations of Dreyfus IP MidCap Stock Service Shares Division until June 2, 2019.
(3) Represented the operations of Dreyfus IP Technology Growth Service Shares Division until June 2, 2019.
(4) Represented the operations of Dreyfus Sustainable U.S. Equity Service Shares Division until June 2, 2019.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	BNY Mellon VIF Appreciation Service Shares Division (1)	BNY Mellon VIF Opportunistic Small Cap Service Shares Division (2)	BNY Mellon VIF Quality Bond Service Shares Division (3)	Bond Market Index Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$4,412,515	$4,767,455	$1,408,138	$16,914,688
Total assets	4,412,515	4,767,455	1,408,138	16,914,688
Total liabilities	—	—	—	—
Net assets	$4,412,515	$4,767,455	$1,408,138	$16,914,688

Net assets
Applicable to accumulation units	$4,412,515	$4,767,455	$1,408,138	$16,914,688
Total net assets	$4,412,515	$4,767,455	$1,408,138	$16,914,688

Investments in shares of mutual funds, at cost	$4,080,803	$4,749,287	$1,372,857	$16,415,572

Shares of mutual funds owned	104,340	120,238	117,443	1,577,863

Accumulation units outstanding	126,327	200,915	74,283	1,404,058

Statements of Operations
Year ended December 31, 2019
	BNY Mellon VIF Appreciation Service Shares Division (1)	BNY Mellon VIF Opportunistic Small Cap Service Shares Division (2)	BNY Mellon VIF Quality Bond Service Shares Division (3)	Bond Market Index Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$36,895	$—	$20,839	$371,791

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	36,895	—	20,839	371,791

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(122,168)	(126,692)	(3,493)	45,044
Capital gains distributions	428,344	880,816	—	—
Total realized gains (losses) on investments	306,176	754,124	(3,493)	45,044

Change in net unrealized appreciation (depreciation)
of investments	861,333	171,624	76,243	570,388

Net gains (losses) on investments	1,204,404	925,748	93,589	987,223

Net increase (decrease) in net assets resulting from operations	$1,204,404	$925,748	$93,589	$987,223

(1) Represented the operations of Dreyfus VIF Appreciation Service Shares Division until June 2, 2019.
(2) Represented the operations of Dreyfus VIF Opportunistic Small Cap Service Shares Division until June 2, 2019.
(3) Represented the operations of Dreyfus VIF Quality Bond Service Shares Division until June 2, 2019.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Calvert EAFE International Index Class F Division	Calvert Investment Grade Bond Index Class I Division	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P 500 Index Portfolio Division

Assets
Investments in shares of mutual funds, at fair value	$7,557,301	$2,724,949	$33,191,063	$1,771,940
Total assets	7,557,301	2,724,949	33,191,063	1,771,940
Total liabilities	—	—	—	—
Net assets	$7,557,301	$2,724,949	$33,191,063	$1,771,940

Net assets
Applicable to accumulation units	$7,557,301	$2,724,949	$33,191,063	$1,771,940
Total net assets	$7,557,301	$2,724,949	$33,191,063	$1,771,940

Investments in shares of mutual funds, at cost	$7,165,860	$2,665,449	$33,658,278	$1,617,397

Shares of mutual funds owned	83,933	48,939	411,443	11,990

Accumulation units outstanding	578,728	229,862	1,228,963	93,510

Statements of Operations
Year ended December 31, 2019
	Calvert EAFE International Index Class F Division	Calvert Investment Grade Bond Index Class I Division	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P 500 Index Portfolio Division

Net investment income (loss)
Investment income:
Dividends	$179,639	$85,971	$274,623	$28,962

Expenses:
Mortality and expense risks	—	—	—	104
Net investment income (loss)	179,639	85,971	274,623	28,858

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	75,062	9,554	339,724	70,047
Capital gains distributions	—	—	2,268,223	105,825
Total realized gains (losses) on investments	75,062	9,554	2,607,947	175,872

Change in net unrealized appreciation (depreciation)
of investments	825,863	127,506	3,569,304	246,789

Net gains (losses) on investments	1,080,564	223,031	6,451,874	451,519

Net increase (decrease) in net assets resulting from operations	$1,080,564	$223,031	$6,451,874	$451,519

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Mid Cap Class I Division	ClearBridge Small Cap Growth Class I Division	Core Plus Bond Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$2,295,639	$394,218	$20,265,242	$128,313,815
Total assets	2,295,639	394,218	20,265,242	128,313,815
Total liabilities	—	—	—	—
Net assets	$2,295,639	$394,218	$20,265,242	$128,313,815

Net assets
Applicable to accumulation units	$2,295,639	$394,218	$20,265,242	$128,313,815
Total net assets	$2,295,639	$394,218	$20,265,242	$128,313,815

Investments in shares of mutual funds, at cost	$2,170,629	$350,048	$20,845,698	$126,193,646

Shares of mutual funds owned	20,433	17,443	735,847	11,157,723

Accumulation units outstanding	85,425	28,743	967,533	4,531,403

Statements of Operations
Year ended December 31, 2019
	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Mid Cap Class I Division	ClearBridge Small Cap Growth Class I Division	Core Plus Bond Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$24,695	$2,164	$—	$3,841,367

Expenses:
Mortality and expense risks	—	—	—	5,103
Net investment income (loss)	24,695	2,164	—	3,836,264

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	25,785	11,504	1,603,043	(105,646)
Capital gains distributions	148,043	3,846	1,834,092	—
Total realized gains (losses) on investments	173,828	15,350	3,437,135	(105,646)

Change in net unrealized appreciation (depreciation)
of investments	251,984	95,441	891,729	6,847,986

Net gains (losses) on investments	450,507	112,955	4,328,864	10,578,604

Net increase (decrease) in net assets resulting from operations	$450,507	$112,955	$4,328,864	$10,578,604

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Delaware High Yield Service Class Division	Delaware Small Cap Value Service Class Division	Delaware Smid Cap Core Service Class Division	Diversified Balanced Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$723,879	$21,432,073	$2,518,098	$15,744,301
Total assets	723,879	21,432,073	2,518,098	15,744,301
Total liabilities	—	—	—	—
Net assets	$723,879	$21,432,073	$2,518,098	$15,744,301

Net assets
Applicable to accumulation units	$723,879	$21,432,073	$2,518,098	$15,744,301
Total net assets	$723,879	$21,432,073	$2,518,098	$15,744,301

Investments in shares of mutual funds, at cost	$708,368	$21,100,067	$2,697,026	$14,860,675

Shares of mutual funds owned	143,058	563,113	118,332	953,045

Accumulation units outstanding	60,606	752,515	108,869	1,295,260

Statements of Operations
Year ended December 31, 2019
	Delaware High Yield Service Class Division	Delaware Small Cap Value Service Class Division	Delaware Smid Cap Core Service Class Division	Diversified Balanced Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$42,664	$156,708	$7,569	$317,550

Expenses:
Mortality and expense risks	—	19	6	14,221
Net investment income (loss)	42,664	156,689	7,563	303,329

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(10,097)	(101,808)	(181,415)	43,995
Capital gains distributions	—	1,615,879	150,236	626,722
Total realized gains (losses) on investments	(10,097)	1,514,071	(31,179)	670,717

Change in net unrealized appreciation (depreciation)
of investments	76,095	3,227,811	649,687	1,516,348

Net gains (losses) on investments	108,662	4,898,571	626,071	2,490,394

Net increase (decrease) in net assets resulting from operations	$108,662	$4,898,571	$626,071	$2,490,394

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Diversified International Class 1 Division	DWS Alternative Asset Allocation Class B Division	DWS Small Mid Cap Value Class B Division	Equity Income Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$157,206,240	$457,050	$1,540,147	$143,821,777
Total assets	157,206,240	457,050	1,540,147	143,821,777
Total liabilities	—	—	—	—
Net assets	$157,206,240	$457,050	$1,540,147	$143,821,777

Net assets
Applicable to accumulation units	$157,206,240	$457,050	$1,540,147	$143,821,777
Total net assets	$157,206,240	$457,050	$1,540,147	$143,821,777

Investments in shares of mutual funds, at cost	$139,041,054	$436,874	$1,643,286	$123,463,414

Shares of mutual funds owned	10,006,762	34,262	112,666	5,101,872

Accumulation units outstanding	4,890,405	41,632	68,089	5,277,904

Statements of Operations
Year ended December 31, 2019
	Diversified International Class 1 Division	DWS Alternative Asset Allocation Class B Division	DWS Small Mid Cap Value Class B Division	Equity Income Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$2,403,178	$32,252	$6,503	$2,518,669

Expenses:
Mortality and expense risks	1,393	—	65	28,702
Net investment income (loss)	2,401,785	32,252	6,438	2,489,967

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,645,722	(10,993)	(162,910)	3,961,520
Capital gains distributions	7,239,412	—	129,665	3,524,178
Total realized gains (losses) on investments	9,885,134	(10,993)	(33,245)	7,485,698

Change in net unrealized appreciation (depreciation)
of investments	17,415,934	89,205	338,766	23,172,164

Net gains (losses) on investments	29,702,853	110,464	311,959	33,147,829

Net increase (decrease) in net assets resulting from operations	$29,702,853	$110,464	$311,959	$33,147,829

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Fidelity VIP Asset Manager Service Class 2 Division	Fidelity VIP Contrafund Initial Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Initial Class Division

Assets
Investments in shares of mutual funds, at fair value	$1,330,015	$71,296,081	$90,129,384	$22,461,171
Total assets	1,330,015	71,296,081	90,129,384	22,461,171
Total liabilities	—	—	—	—
Net assets	$1,330,015	$71,296,081	$90,129,384	$22,461,171

Net assets
Applicable to accumulation units	$1,330,015	$71,296,081	$90,129,384	$22,461,171
Total net assets	$1,330,015	$71,296,081	$90,129,384	$22,461,171

Investments in shares of mutual funds, at cost	$1,292,488	$56,558,513	$79,432,044	$19,832,667

Shares of mutual funds owned	89,744	1,918,108	2,496,659	944,937

Accumulation units outstanding	50,008	905,573	1,921,588	476,079

Statements of Operations
Year ended December 31, 2019
	Fidelity VIP Asset Manager Service Class 2 Division	Fidelity VIP Contrafund Initial Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Initial Class Division

Net investment income (loss)
Investment income:
Dividends	$20,384	$306,521	$187,007	$421,593

Expenses:
Mortality and expense risks	—	2,458	—	792
Net investment income (loss)	20,384	304,063	187,007	420,801

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(73,105)	2,116,237	356,669	639,355
Capital gains distributions	96,594	7,560,723	10,604,073	1,352,855
Total realized gains (losses) on investments	23,489	9,676,960	10,960,742	1,992,210

Change in net unrealized appreciation (depreciation)
of investments	255,002	8,093,931	12,635,092	2,634,883

Net gains (losses) on investments	298,875	18,074,954	23,782,841	5,047,894

Net increase (decrease) in net assets resulting from operations	$298,875	$18,074,954	$23,782,841	$5,047,894

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Extended Market Index Service Class 2 Division (1)	Fidelity VIP Government Money Market Service Class Division	Fidelity VIP Growth Service Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$24,850,275	$5,718	$270,865,846	$19,413,577
Total assets	24,850,275	5,718	270,865,846	19,413,577
Total liabilities	—	—	—	—
Net assets	$24,850,275	$5,718	$270,865,846	$19,413,577

Net assets
Applicable to accumulation units	$24,850,275	$5,718	$270,865,846	$19,413,577
Total net assets	$24,850,275	$5,718	$270,865,846	$19,413,577

Investments in shares of mutual funds, at cost	$22,387,362	$5,598	$270,865,846	$15,651,884

Shares of mutual funds owned	1,075,769	526	270,865,846	250,724

Accumulation units outstanding	806,379	521	25,999,092	482,452

Statements of Operations
Year ended December 31, 2019
	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Extended Market Index Service Class 2 Division (1)	Fidelity VIP Government Money Market Service Class Division	Fidelity VIP Growth Service Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$419,921	$48	$5,092,620	$11,010

Expenses:
Mortality and expense risks	—	—	8,930	550
Net investment income (loss)	419,921	48	5,083,690	10,460

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	119,017	83	—	1,181,325
Capital gains distributions	1,456,544	53	—	1,253,913
Total realized gains (losses) on investments	1,575,561	136	—	2,435,238

Change in net unrealized appreciation (depreciation)
of investments	3,379,374	121	—	3,181,297

Net gains (losses) on investments	5,374,856	305	5,083,690	5,626,995

Net increase (decrease) in net assets resulting from operations	$5,374,856	$305	$5,083,690	$5,626,995

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Fidelity VIP High Income Initial Class Division	Fidelity VIP High Income Service Class 2 Division	Fidelity VIP International Index Service Class 2 Division (1)	Fidelity VIP Mid Cap Service Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$5,031,306	$21,941,769	$564,953	$33,132,795
Total assets	5,031,306	21,941,769	564,953	33,132,795
Total liabilities	—	—	—	—
Net assets	$5,031,306	$21,941,769	$564,953	$33,132,795

Net assets
Applicable to accumulation units	$5,031,306	$21,941,769	$564,953	$33,132,795
Total net assets	$5,031,306	$21,941,769	$564,953	$33,132,795

Investments in shares of mutual funds, at cost	$5,059,784	$21,957,391	$530,661	$33,676,888

Shares of mutual funds owned	926,576	4,203,404	56,382	1,043,553

Accumulation units outstanding	178,833	660,493	51,258	761,352

Statements of Operations
Year ended December 31, 2019
	Fidelity VIP High Income Initial Class Division	Fidelity VIP High Income Service Class 2 Division	Fidelity VIP International Index Service Class 2 Division (1)	Fidelity VIP Mid Cap Service Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$257,241	$1,115,653	$11,711	$218,852

Expenses:
Mortality and expense risks	391	—	—	—
Net investment income (loss)	256,850	1,115,653	11,711	218,852

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(85,683)	(46,184)	1,726	(750,756)
Capital gains distributions	—	—	1,217	4,109,413
Total realized gains (losses) on investments	(85,683)	(46,184)	2,943	3,358,657

Change in net unrealized appreciation (depreciation)
of investments	526,813	1,705,540	34,292	3,645,678

Net gains (losses) on investments	697,980	2,775,009	48,946	7,223,187

Net increase (decrease) in net assets resulting from operations	$697,980	$2,775,009	$48,946	$7,223,187

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Fidelity VIP Strategic Income Service Class 2 Division	Fidelity VIP Total Market Index Service Class 2 Division (1)	Franklin Income VIP Class 2 Division	Franklin Mutual Global Discovery VIP Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$4,259,228	$320,358	$17,792,323	$14,258,686
Total assets	4,259,228	320,358	17,792,323	14,258,686
Total liabilities	—	—	—	—
Net assets	$4,259,228	$320,358	$17,792,323	$14,258,686

Net assets
Applicable to accumulation units	$4,259,228	$320,358	$17,792,323	$14,258,686
Total net assets	$4,259,228	$320,358	$17,792,323	$14,258,686

Investments in shares of mutual funds, at cost	$4,239,432	$310,382	$17,256,167	$14,731,394

Shares of mutual funds owned	375,593	27,012	1,118,311	769,077

Accumulation units outstanding	381,587	28,364	526,639	366,603

Statements of Operations
Year ended December 31, 2019
	Fidelity VIP Strategic Income Service Class 2 Division	Fidelity VIP Total Market Index Service Class 2 Division (1)	Franklin Income VIP Class 2 Division	Franklin Mutual Global Discovery VIP Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$131,337	$2,888	$806,672	$210,847

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	131,337	2,888	806,672	210,847

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	8,007	80	301,608	(336,688)
Capital gains distributions	31,097	622	243,806	1,324,490
Total realized gains (losses) on investments	39,104	702	545,414	987,802

Change in net unrealized appreciation (depreciation)
of investments	68,245	9,976	1,037,345	2,206,337

Net gains (losses) on investments	238,686	13,566	2,389,431	3,404,986

Net increase (decrease) in net assets resulting from operations	$238,686	$13,566	$2,389,431	$3,404,986

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Franklin Mutual Shares VIP Class 2 Division	Franklin Rising Dividends VIP Class 2 Division	Franklin Small Cap Value VIP Class 2 Division	Franklin Strategic Income VIP Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$12,068,129	$21,297,393	$18,134,462	$17,524,495
Total assets	12,068,129	21,297,393	18,134,462	17,524,495
Total liabilities	—	—	—	—
Net assets	$12,068,129	$21,297,393	$18,134,462	$17,524,495

Net assets
Applicable to accumulation units	$12,068,129	$21,297,393	$18,134,462	$17,524,495
Total net assets	$12,068,129	$21,297,393	$18,134,462	$17,524,495

Investments in shares of mutual funds, at cost	$12,467,706	$20,482,419	$19,883,440	$17,612,137

Shares of mutual funds owned	641,580	789,085	1,204,947	1,661,090

Accumulation units outstanding	408,919	533,141	437,776	1,012,904

Statements of Operations
Year ended December 31, 2019
	Franklin Mutual Shares VIP Class 2 Division	Franklin Rising Dividends VIP Class 2 Division	Franklin Small Cap Value VIP Class 2 Division	Franklin Strategic Income VIP Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$206,845	$265,050	$186,863	$827,857

Expenses:
Mortality and expense risks	—	—	8	—
Net investment income (loss)	206,845	265,050	186,855	827,857

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(171,937)	403,783	(1,172,507)	76,262
Capital gains distributions	1,106,011	3,286,901	2,976,844	—
Total realized gains (losses) on investments	934,074	3,690,684	1,804,337	76,262

Change in net unrealized appreciation (depreciation)
of investments	1,135,741	1,352,102	1,986,123	430,453

Net gains (losses) on investments	2,276,660	5,307,836	3,977,315	1,334,572

Net increase (decrease) in net assets resulting from operations	$2,276,660	$5,307,836	$3,977,315	$1,334,572

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Franklin U.S. Government Securities VIP Class 2 Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Government & High Quality Bond Class 1 Division	International Emerging Markets Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$418,215	$1,830,941	$53,941,131	$43,551,305
Total assets	418,215	1,830,941	53,941,131	43,551,305
Total liabilities	—	—	—	—
Net assets	$418,215	$1,830,941	$53,941,131	$43,551,305

Net assets
Applicable to accumulation units	$418,215	$1,830,941	$53,941,131	$43,551,305
Total net assets	$418,215	$1,830,941	$53,941,131	$43,551,305

Investments in shares of mutual funds, at cost	$408,797	$1,826,639	$54,565,144	$41,931,972

Shares of mutual funds owned	34,706	145,082	5,498,586	2,542,399

Accumulation units outstanding	34,122	70,961	3,673,702	1,022,811

Statements of Operations
Year ended December 31, 2019
	Franklin U.S. Government Securities VIP Class 2 Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Government & High Quality Bond Class 1 Division	International Emerging Markets Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$43,853	$8,601	$1,432,294	$379,016

Expenses:
Mortality and expense risks	—	—	832	681
Net investment income (loss)	43,853	8,601	1,431,462	378,335

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(12,883)	(187,775)	(588,062)	949,975
Capital gains distributions	—	37,839	—	1,079,741
Total realized gains (losses) on investments	(12,883)	(149,936)	(588,062)	2,029,716

Change in net unrealized appreciation (depreciation)
of investments	39,215	518,277	2,150,651	4,256,549

Net gains (losses) on investments	70,185	376,942	2,994,051	6,664,600

Net increase (decrease) in net assets resulting from operations	$70,185	$376,942	$2,994,051	$6,664,600

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Invesco American Franchise Series I Division	Invesco American Franchise Series II Division	Invesco American Value Series I Division	Invesco Core Equity Series I Division

Assets
Investments in shares of mutual funds, at fair value	$2,881,940	$2,757,643	$142,852	$6,408,980
Total assets	2,881,940	2,757,643	142,852	6,408,980
Total liabilities	—	—	—	—
Net assets	$2,881,940	$2,757,643	$142,852	$6,408,980

Net assets
Applicable to accumulation units	$2,881,940	$2,757,643	$142,852	$6,408,980
Total net assets	$2,881,940	$2,757,643	$142,852	$6,408,980

Investments in shares of mutual funds, at cost	$2,335,479	$2,331,471	$150,821	$6,223,649

Shares of mutual funds owned	42,918	43,156	8,973	183,376

Accumulation units outstanding	107,871	105,199	11,828	234,350

Statements of Operations
Year ended December 31, 2019
	Invesco American Franchise Series I Division	Invesco American Franchise Series II Division	Invesco American Value Series I Division	Invesco Core Equity Series I Division

Net investment income (loss)
Investment income:
Dividends	$—	$—	$919	$59,464

Expenses:
Mortality and expense risks	199	—	—	290
Net investment income (loss)	(199)	—	919	59,174

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	83,876	85,222	(2,189)	150,810
Capital gains distributions	381,197	368,770	9,642	722,646
Total realized gains (losses) on investments	465,073	453,992	7,453	873,456

Change in net unrealized appreciation (depreciation)
of investments	349,505	300,256	17,489	588,457

Net gains (losses) on investments	814,379	754,248	25,861	1,521,087

Net increase (decrease) in net assets resulting from operations	$814,379	$754,248	$25,861	$1,521,087

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Invesco Core Equity Series II Division	Invesco Global Real Estate Series I Division	Invesco Health Care Series I Division	Invesco International Growth Series I Division

Assets
Investments in shares of mutual funds, at fair value	$9,762,588	$1,165,582	$19,991,668	$14,562,655
Total assets	9,762,588	1,165,582	19,991,668	14,562,655
Total liabilities	—	—	—	—
Net assets	$9,762,588	$1,165,582	$19,991,668	$14,562,655

Net assets
Applicable to accumulation units	$9,762,588	$1,165,582	$19,991,668	$14,562,655
Total net assets	$9,762,588	$1,165,582	$19,991,668	$14,562,655

Investments in shares of mutual funds, at cost	$9,448,597	$1,092,771	$18,017,023	$14,062,779

Shares of mutual funds owned	280,454	63,973	661,319	372,828

Accumulation units outstanding	252,159	85,518	529,176	419,856

Statements of Operations
Year ended December 31, 2019
	Invesco Core Equity Series II Division	Invesco Global Real Estate Series I Division	Invesco Health Care Series I Division	Invesco International Growth Series I Division

Net investment income (loss)
Investment income:
Dividends	$15,439	$54,029	$7,788	$216,938

Expenses:
Mortality and expense risks	—	—	65	—
Net investment income (loss)	15,439	54,029	7,723	216,938

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	237,924	14,068	(221,988)	832,921
Capital gains distributions	1,059,881	1,381	432,846	876,359
Total realized gains (losses) on investments	1,297,805	15,449	210,858	1,709,280

Change in net unrealized appreciation (depreciation)
of investments	995,739	160,072	4,858,727	2,029,643

Net gains (losses) on investments	2,308,983	229,550	5,077,308	3,955,861

Net increase (decrease) in net assets resulting from operations	$2,308,983	$229,550	$5,077,308	$3,955,861

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Invesco Mid Cap Core Equity Series II Division	Invesco Mid Cap Growth Series I Division	Invesco Oppenheimer Main Street Small Cap Series II Division (1)	Invesco Small Cap Equity Series I Division

Assets
Investments in shares of mutual funds, at fair value	$354,978	$2,638,986	$6,016,389	$9,708,353
Total assets	354,978	2,638,986	6,016,389	9,708,353
Total liabilities	—	—	—	—
Net assets	$354,978	$2,638,986	$6,016,389	$9,708,353

Net assets
Applicable to accumulation units	$354,978	$2,638,986	$6,016,389	$9,708,353
Total net assets	$354,978	$2,638,986	$6,016,389	$9,708,353

Investments in shares of mutual funds, at cost	$371,386	$2,661,483	$6,098,897	$10,265,619

Shares of mutual funds owned	29,880	483,331	262,839	547,567

Accumulation units outstanding	14,414	113,981	199,361	436,552

Statements of Operations
Year ended December 31, 2019
	Invesco Mid Cap Core Equity Series II Division	Invesco Mid Cap Growth Series I Division	Invesco Oppenheimer Main Street Small Cap Series II Division (1)	Invesco Small Cap Equity Series I Division

Net investment income (loss)
Investment income:
Dividends	$827	$—	$—	$—

Expenses:
Mortality and expense risks	29	120	—	29
Net investment income (loss)	798	(120)	—	(29)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(20,406)	91,347	(303,349)	(196,313)
Capital gains distributions	42,427	385,719	561,812	1,126,037
Total realized gains (losses) on investments	22,021	477,066	258,463	929,724

Change in net unrealized appreciation (depreciation)
of investments	59,261	304,926	1,033,515	1,252,710

Net gains (losses) on investments	82,080	781,872	1,291,978	2,182,405

Net increase (decrease) in net assets resulting from operations	$82,080	$781,872	$1,291,978	$2,182,405

(1) Represented the operations of Oppenheimer Main Street Small Cap Service Shares Division until May 24, 2019.
See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Invesco Technology Series I Division	Janus Henderson Balanced Service Shares Division	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$8,533,413	$29,767,930	$71,793,630	$38,696,696
Total assets	8,533,413	29,767,930	71,793,630	38,696,696
Total liabilities	—	—	—	—
Net assets	$8,533,413	$29,767,930	$71,793,630	$38,696,696

Net assets
Applicable to accumulation units	$8,533,413	$29,767,930	$71,793,630	$38,696,696
Total net assets	$8,533,413	$29,767,930	$71,793,630	$38,696,696

Investments in shares of mutual funds, at cost	$7,498,987	$25,809,402	$59,639,337	$37,785,005

Shares of mutual funds owned	313,383	713,859	898,206	2,978,960

Accumulation units outstanding	404,988	771,089	1,527,446	1,620,822

Statements of Operations
Year ended December 31, 2019
	Invesco Technology Series I Division	Janus Henderson Balanced Service Shares Division	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$—	$452,466	$33,333	$1,078,477

Expenses:
Mortality and expense risks	603	—	292	—
Net investment income (loss)	(603)	452,466	33,041	1,078,477

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	639,491	1,031,081	3,502,348	(447,717)
Capital gains distributions	661,227	719,368	3,921,014	—
Total realized gains (losses) on investments	1,300,718	1,750,449	7,423,362	(447,717)

Change in net unrealized appreciation (depreciation)
of investments	1,142,417	3,084,073	10,331,801	2,901,767

Net gains (losses) on investments	2,442,532	5,286,988	17,788,204	3,532,527

Net increase (decrease) in net assets resulting from operations	$2,442,532	$5,286,988	$17,788,204	$3,532,527

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Janus Henderson Forty Service Shares Division	Janus Henderson Global Research Service Shares Division	Janus Henderson Global Technology Service Shares Division (1)	Janus Henderson Overseas Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$14,937,030	$4,908,714	$398,508	$3,349,156
Total assets	14,937,030	4,908,714	398,508	3,349,156
Total liabilities	—	—	—	—
Net assets	$14,937,030	$4,908,714	$398,508	$3,349,156

Net assets
Applicable to accumulation units	$14,937,030	$4,908,714	$398,508	$3,349,156
Total net assets	$14,937,030	$4,908,714	$398,508	$3,349,156

Investments in shares of mutual funds, at cost	$13,205,997	$4,441,874	$366,888	$2,780,150

Shares of mutual funds owned	359,668	88,813	26,514	104,989

Accumulation units outstanding	486,201	191,945	34,034	110,667

Statements of Operations
Year ended December 31, 2019
	Janus Henderson Forty Service Shares Division	Janus Henderson Global Research Service Shares Division	Janus Henderson Global Technology Service Shares Division (1)	Janus Henderson Overseas Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$3,103	$39,654	$—	$56,630

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	3,103	39,654	—	56,630

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(85,186)	154,290	186	58,461
Capital gains distributions	1,246,231	287,073	—	—
Total realized gains (losses) on investments	1,161,045	441,363	186	58,461

Change in net unrealized appreciation (depreciation)
of investments	3,229,678	649,409	31,620	625,756

Net gains (losses) on investments	4,393,826	1,130,426	31,806	740,847

Net increase (decrease) in net assets resulting from operations	$4,393,826	$1,130,426	$31,806	$740,847

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	JP Morgan Core Bond Class I Division	JP Morgan Small Cap Core Class I Division	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$3,318,009	$3,826,857	$317,348,384	$213,356,494
Total assets	3,318,009	3,826,857	317,348,384	213,356,494
Total liabilities	—	—	—	—
Net assets	$3,318,009	$3,826,857	$317,348,384	$213,356,494

Net assets
Applicable to accumulation units	$3,318,009	$3,826,857	$317,348,384	$213,356,494
Total net assets	$3,318,009	$3,826,857	$317,348,384	$213,356,494

Investments in shares of mutual funds, at cost	$3,181,315	$3,923,349	$260,643,070	$175,839,128

Shares of mutual funds owned	295,196	166,096	8,431,147	10,567,434

Accumulation units outstanding	211,016	88,091	4,455,587	6,347,408

Statements of Operations
Year ended December 31, 2019
	JP Morgan Core Bond Class I Division	JP Morgan Small Cap Core Class I Division	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$67,616	$14,922	$143,332	$3,619,868

Expenses:
Mortality and expense risks	—	—	1,442	832
Net investment income (loss)	67,616	14,922	141,890	3,619,036

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(660)	76,225	14,780,061	8,883,036
Capital gains distributions	—	431,051	21,529,046	8,249,103
Total realized gains (losses) on investments	(660)	507,276	36,309,107	17,132,139

Change in net unrealized appreciation (depreciation)
of investments	138,002	329,183	37,751,199	29,160,919

Net gains (losses) on investments	204,958	851,381	74,202,196	49,912,094

Net increase (decrease) in net assets resulting from operations	$204,958	$851,381	$74,202,196	$49,912,094

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Lord Abbett Series Fund Developing Growth Class VC Division	MFS Blended Research Small Cap Equity Service Class Division	MFS Global Equity Service Class Division	MFS Growth Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$800,836	$1,529,032	$9,456,094	$43,011,546
Total assets	800,836	1,529,032	9,456,094	43,011,546
Total liabilities	—	—	—	—
Net assets	$800,836	$1,529,032	$9,456,094	$43,011,546

Net assets
Applicable to accumulation units	$800,836	$1,529,032	$9,456,094	$43,011,546
Total net assets	$800,836	$1,529,032	$9,456,094	$43,011,546

Investments in shares of mutual funds, at cost	$857,435	$1,590,825	$8,900,998	$36,492,615

Shares of mutual funds owned	26,802	136,035	418,041	756,979

Accumulation units outstanding	40,143	93,827	295,199	799,216

Statements of Operations
Year ended December 31, 2019
	Lord Abbett Series Fund Developing Growth Class VC Division	MFS Blended Research Small Cap Equity Service Class Division	MFS Global Equity Service Class Division	MFS Growth Service Class Division

Net investment income (loss)
Investment income:
Dividends	$—	$5,522	$77,291	$—

Expenses:
Mortality and expense risks	6	—	—	—
Net investment income (loss)	(6)	5,522	77,291	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(28,126)	(33,244)	227,208	2,610,069
Capital gains distributions	71,595	192,945	543,490	3,528,619
Total realized gains (losses) on investments	43,469	159,701	770,698	6,138,688

Change in net unrealized appreciation (depreciation)
of investments	114,564	75,818	1,116,028	5,777,088

Net gains (losses) on investments	158,027	241,041	1,964,017	11,915,776

Net increase (decrease) in net assets resulting from operations	$158,027	$241,041	$1,964,017	$11,915,776

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	MFS Inflation-Adjusted Bond Service Class Division	MFS International Intrinsic Value Service Class Division (1)	MFS Mid Cap Growth Service Class Division	MFS Mid Cap Value Portfolio Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$374,237	$21,840,185	$551,806	$3,015,837
Total assets	374,237	21,840,185	551,806	3,015,837
Total liabilities	—	—	—	—
Net assets	$374,237	$21,840,185	$551,806	$3,015,837

Net assets
Applicable to accumulation units	$374,237	$21,840,185	$551,806	$3,015,837
Total net assets	$374,237	$21,840,185	$551,806	$3,015,837

Investments in shares of mutual funds, at cost	$367,980	$19,786,556	$542,106	$2,841,634

Shares of mutual funds owned	35,008	741,099	60,175	348,651

Accumulation units outstanding	34,869	1,239,435	15,444	215,401

Statements of Operations
Year ended December 31, 2019
	MFS Inflation-Adjusted Bond Service Class Division	MFS International Intrinsic Value Service Class Division (1)	MFS Mid Cap Growth Service Class Division	MFS Mid Cap Value Portfolio Service Class Division

Net investment income (loss)
Investment income:
Dividends	$3,428	$281,541	$—	$13,028

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	3,428	281,541	—	13,028

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(2,328)	486,712	154,025	11,413
Capital gains distributions	—	590,185	151,885	112,602
Total realized gains (losses) on investments	(2,328)	1,076,897	305,910	124,015

Change in net unrealized appreciation (depreciation)
of investments	12,533	2,466,506	316,512	320,774

Net gains (losses) on investments	13,633	3,824,944	622,422	457,817

Net increase (decrease) in net assets resulting from operations	$13,633	$3,824,944	$622,422	$457,817

(1) Represented the operations of MFS International Value Service Class Division until June 6, 2019.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	MFS New Discovery Service Class Division	MFS New Discovery Value Service Class Division	MFS Research International Portfolio Service Class Division	MFS Total Return Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$15,986,628	$1,018,734	$2,787,211	$3,416,079
Total assets	15,986,628	1,018,734	2,787,211	3,416,079
Total liabilities	—	—	—	—
Net assets	$15,986,628	$1,018,734	$2,787,211	$3,416,079

Net assets
Applicable to accumulation units	$15,986,628	$1,018,734	$2,787,211	$3,416,079
Total net assets	$15,986,628	$1,018,734	$2,787,211	$3,416,079

Investments in shares of mutual funds, at cost	$16,091,300	$1,021,020	$2,527,336	$3,285,131

Shares of mutual funds owned	887,160	110,133	166,500	139,831

Accumulation units outstanding	346,697	61,807	219,280	163,607

Statements of Operations
Year ended December 31, 2019
	MFS New Discovery Service Class Division	MFS New Discovery Value Service Class Division	MFS Research International Portfolio Service Class Division	MFS Total Return Service Class Division

Net investment income (loss)
Investment income:
Dividends	$—	$2,914	$30,868	$72,563

Expenses:
Mortality and expense risks	156	—	—	—
Net investment income (loss)	(156)	2,914	30,868	72,563

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	823,889	(7,012)	37,821	9,114
Capital gains distributions	3,113,863	86,413	107,416	92,774
Total realized gains (losses) on investments	3,937,752	79,401	145,237	101,888

Change in net unrealized appreciation (depreciation)
of investments	1,099,636	83,748	433,136	386,005

Net gains (losses) on investments	5,037,232	166,063	609,241	560,456

Net increase (decrease) in net assets resulting from operations	$5,037,232	$166,063	$609,241	$560,456

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	MFS Utilities Service Class Division	MFS Value Service Class Division	MidCap Class 1 Division	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division

Assets
Investments in shares of mutual funds, at fair value	$4,604,380	$40,604,404	$233,334,792	$796,216
Total assets	4,604,380	40,604,404	233,334,792	796,216
Total liabilities	—	—	—	—
Net assets	$4,604,380	$40,604,404	$233,334,792	$796,216

Net assets
Applicable to accumulation units	$4,604,380	$40,604,404	$233,334,792	$796,216
Total net assets	$4,604,380	$40,604,404	$233,334,792	$796,216

Investments in shares of mutual funds, at cost	$3,965,016	$37,563,058	$206,508,336	$708,738

Shares of mutual funds owned	133,228	1,978,772	3,892,806	29,337

Accumulation units outstanding	216,317	1,023,386	1,824,380	51,569

Statements of Operations
Year ended December 31, 2019
	MFS Utilities Service Class Division	MFS Value Service Class Division	MidCap Class 1 Division	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division

Net investment income (loss)
Investment income:
Dividends	$159,909	$721,791	$591,413	$—

Expenses:
Mortality and expense risks	—	—	126,901	—
Net investment income (loss)	159,909	721,791	464,512	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	205,048	61,408	8,988,267	18,358
Capital gains distributions	12,666	1,734,310	30,076,566	58,701
Total realized gains (losses) on investments	217,714	1,795,718	39,064,833	77,059

Change in net unrealized appreciation (depreciation)
of investments	550,902	6,875,964	34,710,413	123,676

Net gains (losses) on investments	928,525	9,393,473	74,239,758	200,735

Net increase (decrease) in net assets resulting from operations	$928,525	$9,393,473	$74,239,758	$200,735

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Neuberger Berman AMT Sustainable Equity I Class Division (1)	PIMCO All Asset Administrative Class Division	PIMCO Commodity Real Return Strategy Administrative Class Division	PIMCO Emerging Market Bond Administrative Class Division

Assets
Investments in shares of mutual funds, at fair value	$9,838,013	$2,163,930	$705,472	$1,269,797
Total assets	9,838,013	2,163,930	705,472	1,269,797
Total liabilities	—	—	—	—
Net assets	$9,838,013	$2,163,930	$705,472	$1,269,797

Net assets
Applicable to accumulation units	$9,838,013	$2,163,930	$705,472	$1,269,797
Total net assets	$9,838,013	$2,163,930	$705,472	$1,269,797

Investments in shares of mutual funds, at cost	$9,505,230	$2,130,002	$733,778	$1,219,619

Shares of mutual funds owned	365,861	200,550	110,058	96,269

Accumulation units outstanding	898,567	156,753	115,159	89,956

Statements of Operations
Year ended December 31, 2019
	Neuberger Berman AMT Sustainable Equity I Class Division (1)	PIMCO All Asset Administrative Class Division	PIMCO Commodity Real Return Strategy Administrative Class Division	PIMCO Emerging Market Bond Administrative Class Division

Net investment income (loss)
Investment income:
Dividends	$38,360	$69,102	$30,026	$53,474

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	38,360	69,102	30,026	53,474

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(18,881)	74,793	(36,858)	(8,191)
Capital gains distributions	510,981	—	—	—
Total realized gains (losses) on investments	492,100	74,793	(36,858)	(8,191)

Change in net unrealized appreciation (depreciation)
of investments	332,783	140,155	78,157	120,906

Net gains (losses) on investments	863,243	284,050	71,325	166,189

Net increase (decrease) in net assets resulting from operations	$863,243	$284,050	$71,325	$166,189

(1) Commenced operations April 29, 2019.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	PIMCO High Yield Administrative Class Division	PIMCO Long-Term U.S. Government Administrative Class Division	PIMCO Low Duration Administrative Class Division	PIMCO Real Return Administrative Class Division

Assets
Investments in shares of mutual funds, at fair value	$16,989,018	$251,852	$1,563,732	$12,805,062
Total assets	16,989,018	251,852	1,563,732	12,805,062
Total liabilities	—	—	—	—
Net assets	$16,989,018	$251,852	$1,563,732	$12,805,062

Net assets
Applicable to accumulation units	$16,989,018	$251,852	$1,563,732	$12,805,062
Total net assets	$16,989,018	$251,852	$1,563,732	$12,805,062

Investments in shares of mutual funds, at cost	$16,491,583	$259,098	$1,554,579	$12,484,266

Shares of mutual funds owned	2,136,984	19,523	153,307	1,013,059

Accumulation units outstanding	847,858	18,956	146,561	936,435

Statements of Operations
Year ended December 31, 2019
	PIMCO High Yield Administrative Class Division	PIMCO Long-Term U.S. Government Administrative Class Division	PIMCO Low Duration Administrative Class Division	PIMCO Real Return Administrative Class Division

Net investment income (loss)
Investment income:
Dividends	$761,775	$9,729	$33,836	$199,324

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	761,775	9,729	33,836	199,324

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(28,698)	21,559	1,574	32,473
Capital gains distributions	—	—	—	—
Total realized gains (losses) on investments	(28,698)	21,559	1,574	32,473

Change in net unrealized appreciation (depreciation)
of investments	1,288,306	(188)	11,165	710,507

Net gains (losses) on investments	2,021,383	31,100	46,575	942,304

Net increase (decrease) in net assets resulting from operations	$2,021,383	$31,100	$46,575	$942,304

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	PIMCO Short-Term Administrative Class Division	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division	Principal LifeTime 2010 Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$40,356,595	$48,734,341	$24,031,281	$14,517,817
Total assets	40,356,595	48,734,341	24,031,281	14,517,817
Total liabilities	—	—	—	—
Net assets	$40,356,595	$48,734,341	$24,031,281	$14,517,817

Net assets
Applicable to accumulation units	$40,356,595	$48,734,341	$24,031,281	$14,517,817
Total net assets	$40,356,595	$48,734,341	$24,031,281	$14,517,817

Investments in shares of mutual funds, at cost	$40,444,981	$47,765,265	$19,682,120	$14,715,639

Shares of mutual funds owned	3,910,522	4,422,354	782,268	1,138,652

Accumulation units outstanding	3,413,407	3,344,219	1,445,081	654,160

Statements of Operations
Year ended December 31, 2019
	PIMCO Short-Term Administrative Class Division	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division	Principal LifeTime 2010 Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$891,129	$1,383,734	$355,316	$419,152

Expenses:
Mortality and expense risks	—	—	432	—
Net investment income (loss)	891,129	1,383,734	354,884	419,152

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,053	(254,999)	628,086	1,362
Capital gains distributions	—	—	1,981,767	791,684
Total realized gains (losses) on investments	1,053	(254,999)	2,609,853	793,046

Change in net unrealized appreciation (depreciation)
of investments	80,939	2,505,229	3,133,563	712,916

Net gains (losses) on investments	973,121	3,633,964	6,098,300	1,925,114

Net increase (decrease) in net assets resulting from operations	$973,121	$3,633,964	$6,098,300	$1,925,114

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$107,315,528	$119,379,884	$64,652,423	$24,642,942
Total assets	107,315,528	119,379,884	64,652,423	24,642,942
Total liabilities	—	—	—	—
Net assets	$107,315,528	$119,379,884	$64,652,423	$24,642,942

Net assets
Applicable to accumulation units	$107,315,528	$119,379,884	$64,652,423	$24,642,942
Total net assets	$107,315,528	$119,379,884	$64,652,423	$24,642,942

Investments in shares of mutual funds, at cost	$104,321,372	$115,310,906	$60,028,802	$22,922,313

Shares of mutual funds owned	7,720,541	9,099,077	3,985,969	1,580,689

Accumulation units outstanding	4,162,173	4,408,199	2,222,465	826,928

Statements of Operations
Year ended December 31, 2019
	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$2,492,390	$2,234,633	$1,088,045	$424,558

Expenses:
Mortality and expense risks	1,056	420	163	19
Net investment income (loss)	2,491,334	2,234,213	1,087,882	424,539

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,832,796	1,935,730	1,535,140	196,395
Capital gains distributions	4,418,327	5,628,389	2,951,694	1,354,756
Total realized gains (losses) on investments	6,251,123	7,564,119	4,486,834	1,551,151

Change in net unrealized appreciation (depreciation)
of investments	7,834,635	9,911,176	6,446,896	3,095,265

Net gains (losses) on investments	16,577,092	19,709,508	12,021,612	5,070,955

Net increase (decrease) in net assets resulting from operations	$16,577,092	$19,709,508	$12,021,612	$5,070,955

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Principal LifeTime 2060 Class 1 Division	Principal LifeTime Strategic Income Class 1 Division	Putnam VT Equity Income Class IB Division	Putnam VT Growth Opportunities Class IB Division

Assets
Investments in shares of mutual funds, at fair value	$6,407,662	$15,328,118	$729,199	$33,423,040
Total assets	6,407,662	15,328,118	729,199	33,423,040
Total liabilities	—	—	—	—
Net assets	$6,407,662	$15,328,118	$729,199	$33,423,040

Net assets
Applicable to accumulation units	$6,407,662	$15,328,118	$729,199	$33,423,040
Total net assets	$6,407,662	$15,328,118	$729,199	$33,423,040

Investments in shares of mutual funds, at cost	$6,018,757	$15,280,088	$647,492	$24,825,453

Shares of mutual funds owned	436,490	1,285,916	27,128	2,963,035

Accumulation units outstanding	367,908	778,674	54,028	1,814,402

Statements of Operations
Year ended December 31, 2019
	Principal LifeTime 2060 Class 1 Division	Principal LifeTime Strategic Income Class 1 Division	Putnam VT Equity Income Class IB Division	Putnam VT Growth Opportunities Class IB Division

Net investment income (loss)
Investment income:
Dividends	$76,967	$332,550	$15,696	$40,425

Expenses:
Mortality and expense risks	—	—	—	150
Net investment income (loss)	76,967	332,550	15,696	40,275

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(47,909)	55,956	4,043	839,763
Capital gains distributions	285,848	544,224	67,080	4,093,682
Total realized gains (losses) on investments	237,939	600,180	71,123	4,933,445

Change in net unrealized appreciation (depreciation)
of investments	852,429	404,324	106,585	4,354,839

Net gains (losses) on investments	1,167,335	1,337,054	193,404	9,328,559

Net increase (decrease) in net assets resulting from operations	$1,167,335	$1,337,054	$193,404	$9,328,559

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Putnam VT International Equity Class IB Division	Real Estate Securities Class 1 Division	Rydex Basic Materials Division	Rydex Utilities Division

Assets
Investments in shares of mutual funds, at fair value	$1,014,918	$82,312,268	$365,984	$33,815
Total assets	1,014,918	82,312,268	365,984	33,815
Total liabilities	—	—	—	—
Net assets	$1,014,918	$82,312,268	$365,984	$33,815

Net assets
Applicable to accumulation units	$1,014,918	$82,312,268	$365,984	$33,815
Total net assets	$1,014,918	$82,312,268	$365,984	$33,815

Investments in shares of mutual funds, at cost	$929,870	$78,213,534	$344,631	$33,288

Shares of mutual funds owned	67,706	3,828,477	4,816	1,002

Accumulation units outstanding	46,757	847,204	36,939	2,608

Statements of Operations
Year ended December 31, 2019
	Putnam VT International Equity Class IB Division	Real Estate Securities Class 1 Division	Rydex Basic Materials Division	Rydex Utilities Division

Net investment income (loss)
Investment income:
Dividends	$9,814	$1,421,627	$—	$—

Expenses:
Mortality and expense risks	—	623	—	—
Net investment income (loss)	9,814	1,421,004	—	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	4,167	373,017	961	2
Capital gains distributions	1,260	5,235,317	1,346	—
Total realized gains (losses) on investments	5,427	5,608,334	2,307	2

Change in net unrealized appreciation (depreciation)
of investments	151,170	13,594,091	21,353	527

Net gains (losses) on investments	166,411	20,623,429	23,660	529

Net increase (decrease) in net assets resulting from operations	$166,411	$20,623,429	$23,660	$529

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	SAM Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$81,941,753	$53,200,237	$70,267,310	$25,044,885
Total assets	81,941,753	53,200,237	70,267,310	25,044,885
Total liabilities	—	—	—	—
Net assets	$81,941,753	$53,200,237	$70,267,310	$25,044,885

Net assets
Applicable to accumulation units	$81,941,753	$53,200,237	$70,267,310	$25,044,885
Total net assets	$81,941,753	$53,200,237	$70,267,310	$25,044,885

Investments in shares of mutual funds, at cost	$80,807,203	$51,906,181	$65,110,911	$24,983,083

Shares of mutual funds owned	5,229,212	4,364,252	3,523,938	1,990,849

Accumulation units outstanding	3,805,907	2,643,076	3,156,856	1,278,696

Statements of Operations
Year ended December 31, 2019
	SAM Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$1,978,012	$1,486,985	$1,223,183	$794,580

Expenses:
Mortality and expense risks	1,998	15	984	364
Net investment income (loss)	1,976,014	1,486,970	1,222,199	794,216

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(430,020)	(338,318)	1,254,089	(103,553)
Capital gains distributions	2,834,817	1,036,035	3,046,330	650,777
Total realized gains (losses) on investments	2,404,797	697,717	4,300,419	547,224

Change in net unrealized appreciation (depreciation)
of investments	9,653,980	5,116,675	8,556,336	1,426,489

Net gains (losses) on investments	14,034,791	7,301,362	14,078,954	2,767,929

Net increase (decrease) in net assets resulting from operations	$14,034,791	$7,301,362	$14,078,954	$2,767,929

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	SAM Strategic Growth Portfolio Class 1 Division	Short-Term Income Class 1 Division	SmallCap Class 1 Division	T. Rowe Price Equity Income Portfolio II Division

Assets
Investments in shares of mutual funds, at fair value	$68,324,335	$55,944,825	$83,630,097	$2,053,995
Total assets	68,324,335	55,944,825	83,630,097	2,053,995
Total liabilities	—	—	—	—
Net assets	$68,324,335	$55,944,825	$83,630,097	$2,053,995

Net assets
Applicable to accumulation units	$68,324,335	$55,944,825	$83,630,097	$2,053,995
Total net assets	$68,324,335	$55,944,825	$83,630,097	$2,053,995

Investments in shares of mutual funds, at cost	$63,192,108	$55,647,189	$83,198,261	$2,031,423

Shares of mutual funds owned	3,126,972	21,768,414	5,455,323	76,046

Accumulation units outstanding	3,032,154	4,003,857	2,176,713	78,295

Statements of Operations
Year ended December 31, 2019
	SAM Strategic Growth Portfolio Class 1 Division	Short-Term Income Class 1 Division	SmallCap Class 1 Division	T. Rowe Price Equity Income Portfolio II Division

Net investment income (loss)
Investment income:
Dividends	$958,575	$1,384,542	$267,304	$34,902

Expenses:
Mortality and expense risks	496	396	1,401	—
Net investment income (loss)	958,079	1,384,146	265,903	34,902

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	547,555	(6,563)	1,468,470	(41,966)
Capital gains distributions	3,227,951	—	12,699,804	108,518
Total realized gains (losses) on investments	3,775,506	(6,563)	14,168,274	66,552

Change in net unrealized appreciation (depreciation)
of investments	9,926,175	896,877	4,693,210	322,264

Net gains (losses) on investments	14,659,760	2,274,460	19,127,387	423,718

Net increase (decrease) in net assets resulting from operations	$14,659,760	$2,274,460	$19,127,387	$423,718

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	T. Rowe Price Health Sciences Portfolio II Division	Templeton Developing Markets VIP Class 2 Division	Templeton Foreign VIP Class 2 Division	Templeton Global Bond VIP Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$1,476,540	$9,134,830	$12,741,961	$22,564,200
Total assets	1,476,540	9,134,830	12,741,961	22,564,200
Total liabilities	—	—	—	—
Net assets	$1,476,540	$9,134,830	$12,741,961	$22,564,200

Net assets
Applicable to accumulation units	$1,476,540	$9,134,830	$12,741,961	$22,564,200
Total net assets	$1,476,540	$9,134,830	$12,741,961	$22,564,200

Investments in shares of mutual funds, at cost	$1,403,107	$7,649,375	$13,307,537	$23,302,854

Shares of mutual funds owned	31,098	852,925	914,713	1,412,911

Accumulation units outstanding	101,079	440,771	1,033,849	1,350,588

Statements of Operations
Year ended December 31, 2019
	T. Rowe Price Health Sciences Portfolio II Division	Templeton Developing Markets VIP Class 2 Division	Templeton Foreign VIP Class 2 Division	Templeton Global Bond VIP Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$—	$80,155	$216,001	$1,515,641

Expenses:
Mortality and expense risks	—	—	—	7
Net investment income (loss)	—	80,155	216,001	1,515,634

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	9,550	593,707	(10,312)	114,173
Capital gains distributions	64,476	—	128,929	—
Total realized gains (losses) on investments	74,026	593,707	118,617	114,173

Change in net unrealized appreciation (depreciation)
of investments	235,566	1,212,547	1,190,346	(1,203,814)

Net gains (losses) on investments	309,592	1,886,409	1,524,964	425,993

Net increase (decrease) in net assets resulting from operations	$309,592	$1,886,409	$1,524,964	$425,993

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	TOPS Managed Risk Balanced ETF Class 2 Division	TOPS Managed Risk Growth ETF Class 2 Division	TOPS Managed Risk Moderate Growth ETF Class 2 Division	VanEck Global Hard Assets Class S Division

Assets
Investments in shares of mutual funds, at fair value	$582,494	$1,409,706	$847,627	$667,396
Total assets	582,494	1,409,706	847,627	667,396
Total liabilities	—	—	—	—
Net assets	$582,494	$1,409,706	$847,627	$667,396

Net assets
Applicable to accumulation units	$582,494	$1,409,706	$847,627	$667,396
Total net assets	$582,494	$1,409,706	$847,627	$667,396

Investments in shares of mutual funds, at cost	$579,332	$1,387,597	$831,701	$695,542

Shares of mutual funds owned	50,345	123,334	70,931	36,550

Accumulation units outstanding	40,375	91,669	55,350	118,266

Statements of Operations
Year ended December 31, 2019
	TOPS Managed Risk Balanced ETF Class 2 Division	TOPS Managed Risk Growth ETF Class 2 Division	TOPS Managed Risk Moderate Growth ETF Class 2 Division	VanEck Global Hard Assets Class S Division

Net investment income (loss)
Investment income:
Dividends	$12,581	$24,921	$16,905	$—

Expenses:
Mortality and expense risks	1	8	—	5
Net investment income (loss)	12,580	24,913	16,905	(5)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(6,354)	2,827	2,739	16,497
Capital gains distributions	16,212	84,185	33,150	—
Total realized gains (losses) on investments	9,858	87,012	35,889	16,497

Change in net unrealized appreciation (depreciation)
of investments	78,254	98,582	63,743	159,428

Net gains (losses) on investments	100,692	210,507	116,537	175,920

Net increase (decrease) in net assets resulting from operations	$100,692	$210,507	$116,537	$175,920

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	VanEck Global Hard Assets Initial Class Division	Vanguard VIF Balanced Division	Vanguard VIF Equity Index Division	Vanguard VIF Mid-Cap Index Division

Assets
Investments in shares of mutual funds, at fair value	$5,028,709	$40,373,269	$157,005,358	$101,400,367
Total assets	5,028,709	40,373,269	157,005,358	101,400,367
Total liabilities	—	—	—	—
Net assets	$5,028,709	$40,373,269	$157,005,358	$101,400,367

Net assets
Applicable to accumulation units	$5,028,709	$40,373,269	$157,005,358	$101,400,367
Total net assets	$5,028,709	$40,373,269	$157,005,358	$101,400,367

Investments in shares of mutual funds, at cost	$5,594,029	$37,422,357	$121,621,867	$91,996,312

Shares of mutual funds owned	264,113	1,618,816	3,291,517	4,219,741

Accumulation units outstanding	750,814	1,014,662	3,827,733	2,092,722

Statements of Operations
Year ended December 31, 2019
	VanEck Global Hard Assets Initial Class Division	Vanguard VIF Balanced Division	Vanguard VIF Equity Index Division	Vanguard VIF Mid-Cap Index Division

Net investment income (loss)
Investment income:
Dividends	$—	$1,223,071	$2,848,008	$1,283,401

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	1,223,071	2,848,008	1,283,401

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(897,422)	1,206,853	7,373,217	1,209,059
Capital gains distributions	—	2,459,294	3,729,022	6,615,637
Total realized gains (losses) on investments	(897,422)	3,666,147	11,102,239	7,824,696

Change in net unrealized appreciation (depreciation)
of investments	1,538,748	3,656,060	25,343,486	13,847,824

Net gains (losses) on investments	641,326	8,545,278	39,293,733	22,955,921

Net increase (decrease) in net assets resulting from operations	$641,326	$8,545,278	$39,293,733	$22,955,921

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities
December 31, 2019
	Wanger International Division	Wells Fargo VT Index Asset Allocation Class 2 Division	Wells Fargo VT Omega Growth Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$2,052,986	$1,588,607	$6,254,107
Total assets	2,052,986	1,588,607	6,254,107
Total liabilities	—	—	—
Net assets	$2,052,986	$1,588,607	$6,254,107

Net assets
Applicable to accumulation units	$2,052,986	$1,588,607	$6,254,107
Total net assets	$2,052,986	$1,588,607	$6,254,107

Investments in shares of mutual funds, at cost	$2,099,483	$1,481,793	$5,787,247

Shares of mutual funds owned	78,961	77,304	204,717

Accumulation units outstanding	161,097	46,800	163,351

Statements of Operations
Year ended December 31, 2019
	Wanger International Division	Wells Fargo VT Index Asset Allocation Class 2 Division	Wells Fargo VT Omega Growth Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$15,089	$17,950	$—

Expenses:
Mortality and expense risks	—	10	46
Net investment income (loss)	15,089	17,940	(46)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(54,131)	91,234	966,222
Capital gains distributions	152,773	98,644	810,550
Total realized gains (losses) on investments	98,642	189,878	1,776,772

Change in net unrealized appreciation (depreciation)
of investments	328,252	115,403	847,546

Net gains (losses) on investments	441,983	323,221	2,624,272

Net increase (decrease) in net assets resulting from operations	$441,983	$323,221	$2,624,272

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	AllianceBernstein Global Thematic Growth Class A Division	AllianceBernstein International Growth Class A Division	AllianceBernstein International Value Class A Division	AllianceBernstein Small Cap Growth Class A Division

Net assets as of January 1, 2018	$539,541	$754,291	$1,718,636	$2,044,478
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	4,593	27,871	—
Total realized gains (losses) on investments	93,142	30,235	55,006	164,122
Change in net unrealized appreciation (depreciation)
of investments	(205,298)	(158,014)	(528,685)	(196,690)
Net gains (losses) on investments	(112,156)	(123,186)	(445,808)	(32,568)
Net increase (decrease) in net assets resulting from operations	(112,156)	(123,186)	(445,808)	(32,568)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,025,647	173,860	707,819	680,604
Contract terminations and surrenders	(55,851)	(95,762)	(31,780)	(42,299)
Death benefit payments	(52,898)	(43,532)	(3,558)	—
Policy loan transfers	16,014	(784)	(55,636)	(762)
Transfers to other contracts	(239,449)	(27,690)	(307,296)	(571,954)
Cost of insurance and administration charges	(12,568)	(12,225)	(39,970)	(45,709)
Mortality and expenses charges	(1,957)	(1,784)	(5,224)	(6,287)
Surrender charges	2,457	(2,326)	(1,576)	(1,532)
Increase (decrease) in net assets from policy related transactions	681,395	(10,243)	262,779	12,061
Total increase (decrease)	569,239	(133,429)	(183,029)	(20,507)
Net assets as of December 31, 2018	1,108,780	620,862	1,535,607	2,023,971

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,579	3,969	13,479	—
Total realized gains (losses) on investments	146,883	28,708	(72,353)	460,297
Change in net unrealized appreciation (depreciation)
of investments	156,088	137,254	298,055	226,461
Net gains (losses) on investments	308,550	169,931	239,181	686,758
Net increase (decrease) in net assets resulting from operations	308,550	169,931	239,181	686,758
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	409,772	87,765	564,301	476,577
Contract terminations and surrenders	(650,547)	(8,002)	(45,910)	(64,134)
Death benefit payments	—	—	(4,914)	—
Policy loan transfers	41,830	(91)	(6,171)	(11,090)
Transfers to other contracts	(390,444)	(72,270)	(730,927)	(638,633)
Cost of insurance and administration charges	(19,096)	(12,866)	(38,497)	(51,894)
Mortality and expenses charges	(2,887)	(1,843)	(4,584)	(6,848)
Surrender charges	28,292	(104)	(331)	(1,084)
Increase (decrease) in net assets from policy related transactions	(583,080)	(7,411)	(267,033)	(297,106)
Total increase (decrease)	(274,530)	162,520	(27,852)	389,652
Net assets as of December 31, 2019	$834,250	$783,382	$1,507,755	$2,413,623

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	AllianceBernstein Small/Mid Cap Value Class A Division	American Century VP Capital Appreciation Class II Division	American Century VP Income & Growth Class I Division	American Century VP Income & Growth Class II Division

Net assets as of January 1, 2018	$5,921,732	$1,445,351	$3,255,298	$6,112,024
Increase (decrease) in net assets
Operations:
Net investment income (loss)	23,918	—	61,469	117,610
Total realized gains (losses) on investments	793,902	62,214	425,362	822,848
Change in net unrealized appreciation (depreciation)
of investments	(1,563,798)	(83,077)	(681,954)	(1,547,795)
Net gains (losses) on investments	(745,978)	(20,863)	(195,123)	(607,337)
Net increase (decrease) in net assets resulting from operations	(745,978)	(20,863)	(195,123)	(607,337)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,593,775	246,707	206,170	3,472,681
Contract terminations and surrenders	(939,184)	(88,693)	(93,139)	(286,675)
Death benefit payments	(223,499)	(538)	(79,760)	(8,797)
Policy loan transfers	(47,590)	(2,738)	3,248	(269,273)
Transfers to other contracts	(1,183,884)	(810,970)	(226,937)	(1,313,005)
Cost of insurance and administration charges	(118,991)	(29,146)	(95,814)	(184,844)
Mortality and expenses charges	(17,108)	(4,745)	(8,075)	(17,565)
Surrender charges	23,431	(1,008)	(106)	212
Increase (decrease) in net assets from policy related transactions	(913,050)	(691,131)	(294,413)	1,392,734
Total increase (decrease)	(1,659,028)	(711,994)	(489,536)	785,397
Net assets as of December 31, 2018	4,262,704	733,357	2,765,762	6,897,421

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30,030	—	63,274	142,031
Total realized gains (losses) on investments	449,596	159,652	376,991	628,903
Change in net unrealized appreciation (depreciation)
of investments	417,032	80,139	209,160	853,202
Net gains (losses) on investments	896,658	239,791	649,425	1,624,136
Net increase (decrease) in net assets resulting from operations	896,658	239,791	649,425	1,624,136
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,921,155	171,626	182,898	3,108,790
Contract terminations and surrenders	(305,806)	(97,439)	(109,438)	(853,181)
Death benefit payments	(1,786)	(122)	—	(12,041)
Policy loan transfers	(51,246)	(3,858)	(13,119)	(229,668)
Transfers to other contracts	(1,395,465)	(213,050)	(164,539)	(2,339,527)
Cost of insurance and administration charges	(117,151)	(21,222)	(88,900)	(216,862)
Mortality and expenses charges	(16,739)	(3,536)	(7,682)	(21,369)
Surrender charges	9,448	(1,781)	(123)	20,041
Increase (decrease) in net assets from policy related transactions	42,410	(169,382)	(200,903)	(543,817)
Total increase (decrease)	939,068	70,409	448,522	1,080,319
Net assets as of December 31, 2019	$5,201,772	$803,766	$3,214,284	$7,977,740

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	American Century VP Inflation Protection Class II Division	American Century VP International Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

Net assets as of January 1, 2018	$1,647,637	$1,433,875	$29,149,010	$2,324,816
Increase (decrease) in net assets
Operations:
Net investment income (loss)	46,244	16,069	377,026	5,799
Total realized gains (losses) on investments	(45,098)	157,123	2,627,427	526,747
Change in net unrealized appreciation (depreciation)
of investments	(53,327)	(376,436)	(6,873,650)	(501,506)
Net gains (losses) on investments	(52,181)	(203,244)	(3,869,197)	31,040
Net increase (decrease) in net assets resulting from operations	(52,181)	(203,244)	(3,869,197)	31,040
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	771,142	357,511	12,684,140	313,608
Contract terminations and surrenders	(27,762)	(74,942)	(983,121)	(236,479)
Death benefit payments	(11,064)	(1,500)	(45,649)	—
Policy loan transfers	42,067	(4,381)	(71,917)	(28,821)
Transfers to other contracts	(652,571)	(400,998)	(10,373,333)	(396,902)
Cost of insurance and administration charges	(84,927)	(24,088)	(523,856)	(72,373)
Mortality and expenses charges	(6,399)	(3,368)	(76,051)	(6,285)
Surrender charges	(1,111)	1,840	19,449	(348)
Increase (decrease) in net assets from policy related transactions	29,375	(149,926)	629,662	(427,600)
Total increase (decrease)	(22,806)	(353,170)	(3,239,535)	(396,560)
Net assets as of December 31, 2018	1,624,831	1,080,705	25,909,475	1,928,256

Increase (decrease) in net assets
Operations:
Net investment income (loss)	38,511	8,264	542,289	(475)
Total realized gains (losses) on investments	(2,438)	88,976	3,152,277	335,901
Change in net unrealized appreciation (depreciation)
of investments	106,424	274,736	3,376,785	315,235
Net gains (losses) on investments	142,497	371,976	7,071,351	650,661
Net increase (decrease) in net assets resulting from operations	142,497	371,976	7,071,351	650,661
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	198,276	1,557,273	8,866,973	297,597
Contract terminations and surrenders	(68,477)	(219,383)	(1,634,027)	(115,396)
Death benefit payments	—	—	(58,062)	—
Policy loan transfers	(16,150)	(20,081)	(57,043)	(91,381)
Transfers to other contracts	(137,852)	(292,635)	(9,514,127)	(63,597)
Cost of insurance and administration charges	(72,497)	(23,106)	(493,098)	(81,494)
Mortality and expenses charges	(4,752)	(3,448)	(71,493)	(7,244)
Surrender charges	(2,573)	9,048	29,309	(119)
Increase (decrease) in net assets from policy related transactions	(104,025)	1,007,668	(2,931,568)	(61,634)
Total increase (decrease)	38,472	1,379,644	4,139,783	589,027
Net assets as of December 31, 2019	$1,663,303	$2,460,349	$30,049,258	$2,517,283

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	American Century VP Ultra Class II Division	American Century VP Value Class II Division	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division	American Funds Insurance Series Global Balanced Class 2 Division (1)

Net assets as of January 1, 2018	$5,020,612	$34,130,881	$5,309,179	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,307	481,397	183,177	6,812
Total realized gains (losses) on investments	1,069,654	2,770,371	720,329	3,803
Change in net unrealized appreciation (depreciation)
of investments	(1,040,206)	(5,855,908)	(1,723,398)	(49,020)
Net gains (losses) on investments	35,755	(2,604,140)	(819,892)	(38,405)
Net increase (decrease) in net assets resulting from operations	35,755	(2,604,140)	(819,892)	(38,405)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,613,637	4,588,311	6,867,657	3,839,099
Contract terminations and surrenders	(206,063)	(1,048,894)	(91,481)	—
Death benefit payments	(7,081)	(172,116)	(50,710)	—
Policy loan transfers	(45,379)	(7,338)	(43,885)	—
Transfers to other contracts	(2,032,232)	(7,716,988)	(1,940,971)	(3,302,883)
Cost of insurance and administration charges	(101,148)	(585,325)	(219,026)	(1,982)
Mortality and expenses charges	(8,135)	(63,049)	(25,910)	(327)
Surrender charges	(88)	(4,351)	(5,102)	—
Increase (decrease) in net assets from policy related transactions	213,511	(5,009,750)	4,490,572	533,907
Total increase (decrease)	249,266	(7,613,890)	3,670,680	495,502
Net assets as of December 31, 2018	5,269,878	26,516,991	8,979,859	495,502

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	560,252	251,329	15,783
Total realized gains (losses) on investments	791,420	3,180,010	663,911	43,790
Change in net unrealized appreciation (depreciation)
of investments	969,335	3,057,477	1,226,115	108,083
Net gains (losses) on investments	1,760,755	6,797,739	2,141,355	167,656
Net increase (decrease) in net assets resulting from operations	1,760,755	6,797,739	2,141,355	167,656
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,011,443	3,323,402	6,207,490	4,333,093
Contract terminations and surrenders	(91,737)	(1,244,756)	(394,819)	—
Death benefit payments	(1,810)	(26,814)	(7,447)	—
Policy loan transfers	(38,039)	(526,136)	(113,911)	150
Transfers to other contracts	(1,540,768)	(4,481,417)	(2,871,219)	(3,597,298)
Cost of insurance and administration charges	(102,621)	(499,266)	(277,173)	(13,737)
Mortality and expenses charges	(7,880)	(51,922)	(33,000)	(1,656)
Surrender charges	(277)	5,689	1,495	—
Increase (decrease) in net assets from policy related transactions	(771,689)	(3,501,220)	2,511,416	720,552
Total increase (decrease)	989,066	3,296,519	4,652,771	888,208
Net assets as of December 31, 2019	$6,258,944	$29,813,510	$13,632,630	$1,383,710

(1) Commenced operations June 11, 2018.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	American Funds Insurance Series Global Bond Class 2 Division	American Funds Insurance Series Growth Fund Class 2 Division	American Funds Insurance Series International Fund Class 2 Division	American Funds Insurance Series New World Fund Class 2 Division

Net assets as of January 1, 2018	$1,010,727	$8,048,443	$6,234,131	$8,164,276
Increase (decrease) in net assets
Operations:
Net investment income (loss)	15,156	47,103	253,055	88,400
Total realized gains (losses) on investments	10,019	1,398,871	879,763	763,905
Change in net unrealized appreciation (depreciation)
of investments	(29,305)	(1,574,926)	(3,017,913)	(2,349,531)
Net gains (losses) on investments	(4,130)	(128,952)	(1,885,095)	(1,497,226)
Net increase (decrease) in net assets resulting from operations	(4,130)	(128,952)	(1,885,095)	(1,497,226)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	829,551	6,228,502	15,890,072	6,139,851
Contract terminations and surrenders	—	(610,517)	(547,386)	(188,373)
Death benefit payments	—	—	(2,614)	(1,877)
Policy loan transfers	2,286	(86,981)	(278,710)	(53,129)
Transfers to other contracts	(1,099,635)	(3,692,039)	(5,439,985)	(3,307,313)
Cost of insurance and administration charges	(14,582)	(195,000)	(193,783)	(175,578)
Mortality and expenses charges	(1,904)	(24,015)	(24,318)	(22,518)
Surrender charges	—	18,468	13,853	4,365
Increase (decrease) in net assets from policy related transactions	(284,284)	1,638,418	9,417,129	2,395,428
Total increase (decrease)	(288,414)	1,509,466	7,532,034	898,202
Net assets as of December 31, 2018	722,313	9,557,909	13,766,165	9,062,478

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20,655	94,780	302,756	132,484
Total realized gains (losses) on investments	852	1,312,460	132,230	648,382
Change in net unrealized appreciation (depreciation)
of investments	60,906	1,829,087	3,208,071	2,298,648
Net gains (losses) on investments	82,413	3,236,327	3,643,057	3,079,514
Net increase (decrease) in net assets resulting from operations	82,413	3,236,327	3,643,057	3,079,514
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	747,118	7,441,607	15,443,043	8,254,615
Contract terminations and surrenders	(496)	(301,437)	(268,247)	(818,912)
Death benefit payments	—	(36,245)	(21,093)	(20,814)
Policy loan transfers	(20,019)	79,145	136,014	(34,580)
Transfers to other contracts	(118,704)	(5,508,220)	(9,516,708)	(3,575,399)
Cost of insurance and administration charges	(15,910)	(240,993)	(334,813)	(217,500)
Mortality and expenses charges	(2,214)	(31,515)	(44,206)	(28,320)
Surrender charges	22	5,944	8,828	33,751
Increase (decrease) in net assets from policy related transactions	589,797	1,408,286	5,402,818	3,592,841
Total increase (decrease)	672,210	4,644,613	9,045,875	6,672,355
Net assets as of December 31, 2019	$1,394,523	$14,202,522	$22,812,040	$15,734,833

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	BNY Mellon IP Core Value Service Shares Division (1)	BNY Mellon IP MidCap Stock Service Shares Division (2)	BNY Mellon IP Technology Growth Service Shares Division (3)	BNY Mellon Sustainable U.S. Equity Service Shares Division (4)

Net assets as of January 1, 2018	$762,742	$270,927	$2,455,968	$370,343
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	760	—	5,093
Total realized gains (losses) on investments	120,043	36,534	476,303	53,543
Change in net unrealized appreciation (depreciation)
of investments	(202,150)	(72,757)	(618,707)	(80,338)
Net gains (losses) on investments	(82,107)	(35,463)	(142,404)	(21,702)
Net increase (decrease) in net assets resulting from operations	(82,107)	(35,463)	(142,404)	(21,702)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	220,319	51,416	2,282,338	170,986
Contract terminations and surrenders	(63,855)	(6,820)	(165,000)	(15,387)
Death benefit payments	(1,815)	—	(784)	(193)
Policy loan transfers	(827)	(27,090)	(18,524)	36
Transfers to other contracts	(229,548)	(47,094)	(1,386,685)	(87,476)
Cost of insurance and administration charges	(11,576)	(4,978)	(63,831)	(7,536)
Mortality and expenses charges	(2,123)	(560)	(9,672)	(1,385)
Surrender charges	627	(130)	4,711	21
Increase (decrease) in net assets from policy related transactions	(88,798)	(35,256)	642,553	59,066
Total increase (decrease)	(170,905)	(70,719)	500,149	37,364
Net assets as of December 31, 2018	591,837	200,208	2,956,117	407,707

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,591	866	—	6,195
Total realized gains (losses) on investments	26,020	(5,030)	407,684	8,075
Change in net unrealized appreciation (depreciation)
of investments	130,673	47,955	313,864	121,900
Net gains (losses) on investments	161,284	43,791	721,548	136,170
Net increase (decrease) in net assets resulting from operations	161,284	43,791	721,548	136,170
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	181,409	138,236	1,700,307	117,206
Contract terminations and surrenders	(48,523)	(2,378)	(229,504)	(99,527)
Death benefit payments	—	—	—	—
Policy loan transfers	(5)	(19,821)	16,951	(78)
Transfers to other contracts	(141,847)	(81,683)	(1,518,530)	(73,479)
Cost of insurance and administration charges	(11,895)	(5,419)	(72,482)	(9,324)
Mortality and expenses charges	(2,236)	(586)	(11,111)	(1,648)
Surrender charges	1,821	103	9,534	895
Increase (decrease) in net assets from policy related transactions	(21,276)	28,452	(104,835)	(65,955)
Total increase (decrease)	140,008	72,243	616,713	70,215
Net assets as of December 31, 2019	$731,845	$272,451	$3,572,830	$477,922

(1) Represented the operations of Dreyfus IP Core Value Service Shares Division until June 2, 2019.
(2) Represented the operations of Dreyfus IP MidCap Stock Service Shares Division until June 2, 2019.
(3) Represented the operations of Dreyfus IP Technology Growth Service Shares Division until June 2, 2019.
(4) Represented the operations of Dreyfus Sustainable U.S. Equity Service Shares Division until June 2, 2019.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	BNY Mellon VIF Appreciation Service Shares Division (1)	BNY Mellon VIF Opportunistic Small Cap Service Shares Division (2)	BNY Mellon VIF Quality Bond Service Shares Division (3)	Bond Market Index Class 1 Division

Net assets as of January 1, 2018	$3,937,103	$5,431,238	$1,211,921	$7,887,157
Increase (decrease) in net assets
Operations:
Net investment income (loss)	38,708	—	28,049	231,321
Total realized gains (losses) on investments	410,570	1,293,510	(8,741)	(109,816)
Change in net unrealized appreciation (depreciation)
of investments	(712,762)	(2,389,002)	(54,046)	(82,938)
Net gains (losses) on investments	(263,484)	(1,095,492)	(34,738)	38,567
Net increase (decrease) in net assets resulting from operations	(263,484)	(1,095,492)	(34,738)	38,567
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	437,451	1,017,552	190,055	10,387,617
Contract terminations and surrenders	(289,802)	(220,172)	(126,516)	(83,502)
Death benefit payments	(572)	(10,144)	(1,346)	(4,295)
Policy loan transfers	(11,193)	(38,208)	1,646	(16,582)
Transfers to other contracts	(402,117)	(394,928)	(245,706)	(7,238,175)
Cost of insurance and administration charges	(51,991)	(160,469)	(13,904)	(159,285)
Mortality and expenses charges	(9,173)	(8,280)	(2,591)	(23,375)
Surrender charges	1,534	(786)	68	(763)
Increase (decrease) in net assets from policy related transactions	(325,863)	184,565	(198,294)	2,861,640
Total increase (decrease)	(589,347)	(910,927)	(233,032)	2,900,207
Net assets as of December 31, 2018	3,347,756	4,520,311	978,889	10,787,364

Increase (decrease) in net assets
Operations:
Net investment income (loss)	36,895	—	20,839	371,791
Total realized gains (losses) on investments	306,176	754,124	(3,493)	45,044
Change in net unrealized appreciation (depreciation)
of investments	861,333	171,624	76,243	570,388
Net gains (losses) on investments	1,204,404	925,748	93,589	987,223
Net increase (decrease) in net assets resulting from operations	1,204,404	925,748	93,589	987,223
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	796,820	613,537	561,262	10,431,740
Contract terminations and surrenders	(240,862)	(141,155)	(46,024)	(100,293)
Death benefit payments	—	(3,470)	—	—
Policy loan transfers	(330)	(46,032)	(38,522)	(200,496)
Transfers to other contracts	(640,786)	(945,335)	(123,726)	(4,735,152)
Cost of insurance and administration charges	(54,418)	(149,258)	(14,514)	(224,740)
Mortality and expenses charges	(9,801)	(6,392)	(2,816)	(34,918)
Surrender charges	9,732	(499)	—	3,960
Increase (decrease) in net assets from policy related transactions	(139,645)	(678,604)	335,660	5,140,101
Total increase (decrease)	1,064,759	247,144	429,249	6,127,324
Net assets as of December 31, 2019	$4,412,515	$4,767,455	$1,408,138	$16,914,688

(1) Represented the operations of Dreyfus VIF Appreciation Service Shares Division until June 2, 2019.
(2) Represented the operations of Dreyfus VIF Opportunistic Small Cap Service Shares Division until June 2, 2019.
(3) Represented the operations of Dreyfus VIF Quality Bond Service Shares Division until June 2, 2019.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Calvert EAFE International Index Class F Division	Calvert Investment Grade Bond Index Class I Division	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P 500 Index Portfolio Division

Net assets as of January 1, 2018	$3,777,388	$3,654,364	$27,785,514	$1,310,175
Increase (decrease) in net assets
Operations:
Net investment income (loss)	153,114	68,719	336,770	26,613
Total realized gains (losses) on investments	51,405	(86,627)	2,933,793	152,859
Change in net unrealized appreciation (depreciation)
of investments	(883,981)	(15,460)	(6,694,707)	(264,112)
Net gains (losses) on investments	(679,462)	(33,368)	(3,424,144)	(84,640)
Net increase (decrease) in net assets resulting from operations	(679,462)	(33,368)	(3,424,144)	(84,640)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,027,895	697,930	23,924,743	695,859
Contract terminations and surrenders	(136,337)	(93,890)	(3,107,938)	(107,630)
Death benefit payments	(9,596)	(2,886)	(11,034)	(27,570)
Policy loan transfers	69,052	(16,139)	(245,247)	68,881
Transfers to other contracts	(661,659)	(1,895,486)	(18,754,348)	(351,775)
Cost of insurance and administration charges	(72,898)	(63,236)	(467,726)	(37,057)
Mortality and expenses charges	(10,244)	(7,929)	(65,720)	(2,281)
Surrender charges	3,243	(967)	80,596	(3,056)
Increase (decrease) in net assets from policy related transactions	1,209,456	(1,382,603)	1,353,326	235,371
Total increase (decrease)	529,994	(1,415,971)	(2,070,818)	150,731
Net assets as of December 31, 2018	4,307,382	2,238,393	25,714,696	1,460,906

Increase (decrease) in net assets
Operations:
Net investment income (loss)	179,639	85,971	274,623	28,858
Total realized gains (losses) on investments	75,062	9,554	2,607,947	175,872
Change in net unrealized appreciation (depreciation)
of investments	825,863	127,506	3,569,304	246,789
Net gains (losses) on investments	1,080,564	223,031	6,451,874	451,519
Net increase (decrease) in net assets resulting from operations	1,080,564	223,031	6,451,874	451,519
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,163,290	1,106,960	19,734,986	288,495
Contract terminations and surrenders	(397,016)	(365,866)	(978,723)	(23,448)
Death benefit payments	(6,480)	—	(38,274)	—
Policy loan transfers	2,202	(4,175)	91,708	390
Transfers to other contracts	(493,814)	(408,083)	(17,298,059)	(361,974)
Cost of insurance and administration charges	(101,570)	(69,749)	(454,667)	(39,880)
Mortality and expenses charges	(14,130)	(8,180)	(63,954)	(2,138)
Surrender charges	16,873	12,618	31,476	(1,930)
Increase (decrease) in net assets from policy related transactions	2,169,355	263,525	1,024,493	(140,485)
Total increase (decrease)	3,249,919	486,556	7,476,367	311,034
Net assets as of December 31, 2019	$7,557,301	$2,724,949	$33,191,063	$1,771,940

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Mid Cap Class I Division	ClearBridge Small Cap Growth Class I Division	Core Plus Bond Class 1 Division

Net assets as of January 1, 2018	$1,884,825	$302,057	$11,370,372	$90,934,196
Increase (decrease) in net assets
Operations:
Net investment income (loss)	22,893	2,226	—	3,400,288
Total realized gains (losses) on investments	161,057	3,913	2,854,760	(229,939)
Change in net unrealized appreciation (depreciation)
of investments	(410,302)	(59,822)	(3,305,114)	(4,431,059)
Net gains (losses) on investments	(226,352)	(53,683)	(450,354)	(1,260,710)
Net increase (decrease) in net assets resulting from operations	(226,352)	(53,683)	(450,354)	(1,260,710)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	286,759	238,208	10,650,638	34,068,444
Contract terminations and surrenders	(37,695)	(20,246)	(351,146)	(3,722,305)
Death benefit payments	—	—	(89,671)	(101,474)
Policy loan transfers	(2,073)	9,730	(26,399)	(479,525)
Transfers to other contracts	(101,605)	(112,755)	(4,929,228)	(15,575,601)
Cost of insurance and administration charges	(65,314)	(11,113)	(229,676)	(2,220,013)
Mortality and expenses charges	(5,525)	(1,297)	(34,226)	(204,276)
Surrender charges	(1,968)	150	12,265	26,137
Increase (decrease) in net assets from policy related transactions	72,579	102,677	5,002,557	11,791,387
Total increase (decrease)	(153,773)	48,994	4,552,203	10,530,677
Net assets as of December 31, 2018	1,731,052	351,051	15,922,575	101,464,873

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24,695	2,164	—	3,836,264
Total realized gains (losses) on investments	173,828	15,350	3,437,135	(105,646)
Change in net unrealized appreciation (depreciation)
of investments	251,984	95,441	891,729	6,847,986
Net gains (losses) on investments	450,507	112,955	4,328,864	10,578,604
Net increase (decrease) in net assets resulting from operations	450,507	112,955	4,328,864	10,578,604
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	392,218	194,576	9,774,364	44,761,174
Contract terminations and surrenders	(53,629)	(13,399)	(1,090,129)	(2,923,624)
Death benefit payments	—	—	(20,785)	(582,442)
Policy loan transfers	(7,216)	(8,350)	682	16,076
Transfers to other contracts	(135,344)	(231,238)	(8,387,230)	(22,600,496)
Cost of insurance and administration charges	(72,413)	(10,378)	(263,849)	(2,204,662)
Mortality and expenses charges	(4,953)	(1,165)	(39,752)	(216,525)
Surrender charges	(4,583)	166	40,502	20,837
Increase (decrease) in net assets from policy related transactions	114,080	(69,788)	13,803	16,270,338
Total increase (decrease)	564,587	43,167	4,342,667	26,848,942
Net assets as of December 31, 2019	$2,295,639	$394,218	$20,265,242	$128,313,815

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Delaware High Yield Service Class Division	Delaware Small Cap Value Service Class Division	Delaware Smid Cap Core Service Class Division	Diversified Balanced Class 1 Division

Net assets as of January 1, 2018	$615,055	$22,002,741	$2,611,470	$15,510,806
Increase (decrease) in net assets
Operations:
Net investment income (loss)	39,476	129,987	(34)	386,595
Total realized gains (losses) on investments	(5,038)	1,638,792	739,399	240,171
Change in net unrealized appreciation (depreciation)
of investments	(69,320)	(5,482,379)	(1,032,043)	(1,086,141)
Net gains (losses) on investments	(34,882)	(3,713,600)	(292,678)	(459,375)
Net increase (decrease) in net assets resulting from operations	(34,882)	(3,713,600)	(292,678)	(459,375)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	252,476	7,159,984	353,292	1,627,299
Contract terminations and surrenders	(35,060)	(929,350)	(97,591)	(991,588)
Death benefit payments	—	(43,957)	(5,761)	(49,963)
Policy loan transfers	(2,675)	(17,814)	(32,912)	(87,068)
Transfers to other contracts	(81,113)	(6,196,102)	(271,511)	(910,349)
Cost of insurance and administration charges	(11,379)	(317,483)	(92,905)	(720,789)
Mortality and expenses charges	(1,616)	(41,824)	(7,335)	(46,484)
Surrender charges	(768)	18,697	(2,845)	(1,102)
Increase (decrease) in net assets from policy related transactions	119,865	(367,849)	(157,568)	(1,180,044)
Total increase (decrease)	84,983	(4,081,449)	(450,246)	(1,639,419)
Net assets as of December 31, 2018	700,038	17,921,292	2,161,224	13,871,387

Increase (decrease) in net assets
Operations:
Net investment income (loss)	42,664	156,689	7,563	303,329
Total realized gains (losses) on investments	(10,097)	1,514,071	(31,179)	670,717
Change in net unrealized appreciation (depreciation)
of investments	76,095	3,227,811	649,687	1,516,348
Net gains (losses) on investments	108,662	4,898,571	626,071	2,490,394
Net increase (decrease) in net assets resulting from operations	108,662	4,898,571	626,071	2,490,394
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	304,928	3,753,346	328,877	1,349,034
Contract terminations and surrenders	(63,248)	(827,852)	(102,633)	(707,330)
Death benefit payments	—	(8,741)	(3,867)	(129,527)
Policy loan transfers	8,878	(4,894)	(11,943)	97,580
Transfers to other contracts	(324,145)	(3,988,495)	(382,761)	(488,975)
Cost of insurance and administration charges	(12,277)	(298,130)	(88,657)	(692,088)
Mortality and expenses charges	(1,708)	(38,922)	(5,757)	(44,783)
Surrender charges	2,751	25,898	(2,456)	(1,391)
Increase (decrease) in net assets from policy related transactions	(84,821)	(1,387,790)	(269,197)	(617,480)
Total increase (decrease)	23,841	3,510,781	356,874	1,872,914
Net assets as of December 31, 2019	$723,879	$21,432,073	$2,518,098	$15,744,301

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Diversified International Class 1 Division	DWS Alternative Asset Allocation Class B Division	DWS Small Mid Cap Value Class B Division	Equity Income Class 1 Division

Net assets as of January 1, 2018	$157,080,198	$792,107	$2,872,421	$65,605,741
Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,379,924	13,179	26,869	1,209,091
Total realized gains (losses) on investments	3,847,379	586	331,010	6,633,092
Change in net unrealized appreciation (depreciation)
of investments	(35,998,531)	(95,545)	(713,192)	(14,901,570)
Net gains (losses) on investments	(28,771,228)	(81,780)	(355,313)	(7,059,387)
Net increase (decrease) in net assets resulting from operations	(28,771,228)	(81,780)	(355,313)	(7,059,387)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	41,051,879	323,205	354,361	80,933,372
Contract terminations and surrenders	(7,314,255)	(10,040)	(106,791)	(4,686,480)
Death benefit payments	(422,033)	(187)	(10,274)	(208,182)
Policy loan transfers	(256,484)	(265)	(27,283)	(687,596)
Transfers to other contracts	(23,395,842)	(139,548)	(1,025,643)	(14,969,993)
Cost of insurance and administration charges	(3,928,874)	(14,546)	(54,065)	(1,861,565)
Mortality and expenses charges	(346,259)	(1,953)	(7,168)	(160,966)
Surrender charges	29,258	186	(1,665)	80,168
Increase (decrease) in net assets from policy related transactions	5,417,390	156,852	(878,528)	58,438,758
Total increase (decrease)	(23,353,838)	75,072	(1,233,841)	51,379,371
Net assets as of December 31, 2018	133,726,360	867,179	1,638,580	116,985,112

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,401,785	32,252	6,438	2,489,967
Total realized gains (losses) on investments	9,885,134	(10,993)	(33,245)	7,485,698
Change in net unrealized appreciation (depreciation)
of investments	17,415,934	89,205	338,766	23,172,164
Net gains (losses) on investments	29,702,853	110,464	311,959	33,147,829
Net increase (decrease) in net assets resulting from operations	29,702,853	110,464	311,959	33,147,829
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	25,590,582	142,199	325,462	20,670,310
Contract terminations and surrenders	(6,050,521)	(5,373)	(102,941)	(7,140,275)
Death benefit payments	(579,632)	—	(10,504)	(621,350)
Policy loan transfers	(495,681)	(74)	20,429	(65,139)
Transfers to other contracts	(20,686,533)	(642,285)	(601,074)	(15,531,439)
Cost of insurance and administration charges	(3,707,690)	(13,395)	(37,930)	(3,428,371)
Mortality and expenses charges	(318,096)	(1,872)	(4,754)	(287,229)
Surrender charges	24,598	207	920	92,329
Increase (decrease) in net assets from policy related transactions	(6,222,973)	(520,593)	(410,392)	(6,311,164)
Total increase (decrease)	23,479,880	(410,129)	(98,433)	26,836,665
Net assets as of December 31, 2019	$157,206,240	$457,050	$1,540,147	$143,821,777

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Fidelity VIP Asset Manager Service Class 2 Division	Fidelity VIP Contrafund Initial Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Initial Class Division

Net assets as of January 1, 2018	$2,065,204	$68,023,727	$94,554,843	$21,992,902
Increase (decrease) in net assets
Operations:
Net investment income (loss)	35,364	475,493	408,801	483,858
Total realized gains (losses) on investments	(751)	7,646,582	11,161,632	1,011,622
Change in net unrealized appreciation (depreciation)
of investments	(180,561)	(12,000,854)	(17,040,353)	(3,224,737)
Net gains (losses) on investments	(145,948)	(3,878,779)	(5,469,920)	(1,729,257)
Net increase (decrease) in net assets resulting from operations	(145,948)	(3,878,779)	(5,469,920)	(1,729,257)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,675,945	3,849,064	19,949,315	1,494,635
Contract terminations and surrenders	(71,705)	(3,293,150)	(3,548,301)	(1,085,098)
Death benefit payments	(2,550)	(190,869)	(110,696)	(105,669)
Policy loan transfers	(127,500)	141,581	(919,682)	113,425
Transfers to other contracts	(1,142,406)	(2,841,298)	(20,748,997)	(630,552)
Cost of insurance and administration charges	(30,923)	(1,879,089)	(1,846,140)	(674,406)
Mortality and expenses charges	(6,029)	(155,107)	(215,151)	(55,317)
Surrender charges	39	(3,366)	(26,348)	(1,103)
Increase (decrease) in net assets from policy related transactions	294,871	(4,372,234)	(7,466,000)	(944,085)
Total increase (decrease)	148,923	(8,251,013)	(12,935,920)	(2,673,342)
Net assets as of December 31, 2018	2,214,127	59,772,714	81,618,923	19,319,560

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20,384	304,063	187,007	420,801
Total realized gains (losses) on investments	23,489	9,676,960	10,960,742	1,992,210
Change in net unrealized appreciation (depreciation)
of investments	255,002	8,093,931	12,635,092	2,634,883
Net gains (losses) on investments	298,875	18,074,954	23,782,841	5,047,894
Net increase (decrease) in net assets resulting from operations	298,875	18,074,954	23,782,841	5,047,894
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	290,096	3,205,609	9,593,720	1,402,792
Contract terminations and surrenders	(31,270)	(4,028,913)	(3,435,203)	(1,272,977)
Death benefit payments	—	(917,571)	(457,180)	(212,558)
Policy loan transfers	77,966	(7,764)	(375,555)	(4,917)
Transfers to other contracts	(1,491,515)	(2,886,916)	(18,686,179)	(1,125,490)
Cost of insurance and administration charges	(23,320)	(1,762,666)	(1,710,780)	(638,211)
Mortality and expenses charges	(4,944)	(149,992)	(193,883)	(53,789)
Surrender charges	—	(3,374)	(7,320)	(1,133)
Increase (decrease) in net assets from policy related transactions	(1,182,987)	(6,551,587)	(15,272,380)	(1,906,283)
Total increase (decrease)	(884,112)	11,523,367	8,510,461	3,141,611
Net assets as of December 31, 2019	$1,330,015	$71,296,081	$90,129,384	$22,461,171

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Extended Market Index Service Class 2 Division (1)	Fidelity VIP Government Money Market Service Class Division	Fidelity VIP Growth Service Class 2 Division

Net assets as of January 1, 2018	$23,876,304	$—	$228,535,153	$19,030,994
Increase (decrease) in net assets
Operations:
Net investment income (loss)	461,088	—	3,616,624	7,349
Total realized gains (losses) on investments	1,378,216	—	—	4,247,930
Change in net unrealized appreciation (depreciation)
of investments	(3,703,395)	—	—	(4,171,861)
Net gains (losses) on investments	(1,864,091)	—	3,616,624	83,418
Net increase (decrease) in net assets resulting from operations	(1,864,091)	—	3,616,624	83,418
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,851,808	—	306,164,046	3,845,613
Contract terminations and surrenders	(908,794)	—	(30,168,241)	(1,357,401)
Death benefit payments	(120,586)	—	(1,809,762)	(30,164)
Policy loan transfers	(91,134)	—	(4,310,207)	(169,117)
Transfers to other contracts	(3,134,887)	—	(249,374,282)	(3,357,357)
Cost of insurance and administration charges	(605,628)	—	(6,760,645)	(450,357)
Mortality and expenses charges	(47,162)	—	(751,414)	(47,219)
Surrender charges	(8,009)	—	408,408	(1,374)
Increase (decrease) in net assets from policy related transactions	(2,064,392)	—	13,397,903	(1,567,376)
Total increase (decrease)	(3,928,483)	—	17,014,527	(1,483,958)
Net assets as of December 31, 2018	19,947,821	—	245,549,680	17,547,036

Increase (decrease) in net assets
Operations:
Net investment income (loss)	419,921	48	5,083,690	10,460
Total realized gains (losses) on investments	1,575,561	136	—	2,435,238
Change in net unrealized appreciation (depreciation)
of investments	3,379,374	121	—	3,181,297
Net gains (losses) on investments	5,374,856	305	5,083,690	5,626,995
Net increase (decrease) in net assets resulting from operations	5,374,856	305	5,083,690	5,626,995
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,675,966	5,641	315,899,793	2,544,003
Contract terminations and surrenders	(932,160)	—	(53,402,331)	(1,582,059)
Death benefit payments	(58,878)	—	(298,223)	(263,570)
Policy loan transfers	(225,323)	—	(2,520,684)	40,332
Transfers to other contracts	(1,293,766)	(39)	(232,055,639)	(3,974,669)
Cost of insurance and administration charges	(591,307)	(189)	(7,516,030)	(472,480)
Mortality and expenses charges	(42,524)	—	(858,674)	(50,629)
Surrender charges	(4,410)	—	984,264	(1,382)
Increase (decrease) in net assets from policy related transactions	(472,402)	5,413	20,232,476	(3,760,454)
Total increase (decrease)	4,902,454	5,718	25,316,166	1,866,541
Net assets as of December 31, 2019	$24,850,275	$5,718	$270,865,846	$19,413,577

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Fidelity VIP High Income Initial Class Division	Fidelity VIP High Income Service Class 2 Division	Fidelity VIP International Index Service Class 2 Division (1)	Fidelity VIP Mid Cap Service Class 2 Division

Net assets as of January 1, 2018	$5,635,906	$21,247,896	$—	$41,240,443
Increase (decrease) in net assets
Operations:
Net investment income (loss)	291,098	1,181,241	—	161,582
Total realized gains (losses) on investments	(124,955)	(404,709)	—	3,794,948
Change in net unrealized appreciation (depreciation)
of investments	(329,693)	(1,544,113)	—	(9,659,749)
Net gains (losses) on investments	(163,550)	(767,581)	—	(5,703,219)
Net increase (decrease) in net assets resulting from operations	(163,550)	(767,581)	—	(5,703,219)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	660,357	6,633,944	—	14,957,599
Contract terminations and surrenders	(406,008)	(958,041)	—	(1,611,313)
Death benefit payments	(10,768)	(32,217)	—	(336,735)
Policy loan transfers	22,143	(275,564)	—	(668,644)
Transfers to other contracts	(777,889)	(6,022,747)	—	(13,860,849)
Cost of insurance and administration charges	(181,926)	(454,764)	—	(870,497)
Mortality and expenses charges	(14,567)	(58,287)	—	(100,420)
Surrender charges	(373)	(12,416)	—	(9,109)
Increase (decrease) in net assets from policy related transactions	(709,031)	(1,180,092)	—	(2,499,968)
Total increase (decrease)	(872,581)	(1,947,673)	—	(8,203,187)
Net assets as of December 31, 2018	4,763,325	19,300,223	—	33,037,256

Increase (decrease) in net assets
Operations:
Net investment income (loss)	256,850	1,115,653	11,711	218,852
Total realized gains (losses) on investments	(85,683)	(46,184)	2,943	3,358,657
Change in net unrealized appreciation (depreciation)
of investments	526,813	1,705,540	34,292	3,645,678
Net gains (losses) on investments	697,980	2,775,009	48,946	7,223,187
Net increase (decrease) in net assets resulting from operations	697,980	2,775,009	48,946	7,223,187
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	688,676	8,232,491	683,956	10,024,382
Contract terminations and surrenders	(312,836)	(1,252,052)	—	(2,488,819)
Death benefit payments	(45,362)	(2,560)	—	(88,425)
Policy loan transfers	(84,081)	(93,770)	270	(530,581)
Transfers to other contracts	(492,277)	(6,607,516)	(163,775)	(13,182,208)
Cost of insurance and administration charges	(169,661)	(370,610)	(3,954)	(767,603)
Mortality and expenses charges	(14,199)	(46,938)	(490)	(88,525)
Surrender charges	(259)	7,492	—	(5,869)
Increase (decrease) in net assets from policy related transactions	(429,999)	(133,463)	516,007	(7,127,648)
Total increase (decrease)	267,981	2,641,546	564,953	95,539
Net assets as of December 31, 2019	$5,031,306	$21,941,769	$564,953	$33,132,795

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Fidelity VIP Strategic Income Service Class 2 Division	Fidelity VIP Total Market Index Service Class 2 Division (1)	Franklin Income VIP Class 2 Division	Franklin Mutual Global Discovery VIP Class 2 Division

Net assets as of January 1, 2018	$56,556	$—	$16,257,450	$23,667,096
Increase (decrease) in net assets
Operations:
Net investment income (loss)	30,937	—	766,847	513,568
Total realized gains (losses) on investments	(2,212)	—	130,424	(762,767)
Change in net unrealized appreciation (depreciation)
of investments	(46,848)	—	(1,593,486)	(2,038,609)
Net gains (losses) on investments	(18,123)	—	(696,215)	(2,287,808)
Net increase (decrease) in net assets resulting from operations	(18,123)	—	(696,215)	(2,287,808)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,008,270	—	4,619,874	6,345,872
Contract terminations and surrenders	—	—	(1,235,582)	(974,174)
Death benefit payments	—	—	(14,503)	(77,708)
Policy loan transfers	(1,209)	—	(131,600)	(87,466)
Transfers to other contracts	(92,065)	—	(3,416,518)	(8,830,720)
Cost of insurance and administration charges	(19,680)	—	(256,533)	(370,588)
Mortality and expenses charges	(2,491)	—	(43,653)	(58,461)
Surrender charges	—	—	22,887	12,384
Increase (decrease) in net assets from policy related transactions	892,825	—	(455,628)	(4,040,861)
Total increase (decrease)	874,702	—	(1,151,843)	(6,328,669)
Net assets as of December 31, 2018	931,258	—	15,105,607	17,338,427

Increase (decrease) in net assets
Operations:
Net investment income (loss)	131,337	2,888	806,672	210,847
Total realized gains (losses) on investments	39,104	702	545,414	987,802
Change in net unrealized appreciation (depreciation)
of investments	68,245	9,976	1,037,345	2,206,337
Net gains (losses) on investments	238,686	13,566	2,389,431	3,404,986
Net increase (decrease) in net assets resulting from operations	238,686	13,566	2,389,431	3,404,986
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,991,481	308,141	4,659,971	3,703,148
Contract terminations and surrenders	(111,959)	—	(807,503)	(1,349,984)
Death benefit payments	(3,049)	—	(25,641)	(10,778)
Policy loan transfers	(11,151)	1,981	(82,022)	(93,924)
Transfers to other contracts	(715,834)	(2,010)	(3,188,847)	(8,412,936)
Cost of insurance and administration charges	(56,536)	(1,210)	(240,746)	(286,916)
Mortality and expenses charges	(8,537)	(110)	(42,486)	(44,644)
Surrender charges	4,869	—	24,559	11,307
Increase (decrease) in net assets from policy related transactions	3,089,284	306,792	297,285	(6,484,727)
Total increase (decrease)	3,327,970	320,358	2,686,716	(3,079,741)
Net assets as of December 31, 2019	$4,259,228	$320,358	$17,792,323	$14,258,686

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Franklin Mutual Shares VIP Class 2 Division	Franklin Rising Dividends VIP Class 2 Division	Franklin Small Cap Value VIP Class 2 Division	Franklin Strategic Income VIP Class 2 Division

Net assets as of January 1, 2018	$10,408,582	$21,349,399	$22,858,820	$16,341,041
Increase (decrease) in net assets
Operations:
Net investment income (loss)	248,089	275,880	198,401	442,796
Total realized gains (losses) on investments	260,118	1,580,767	2,531,872	(152,661)
Change in net unrealized appreciation (depreciation)
of investments	(1,497,526)	(2,827,084)	(4,846,330)	(658,142)
Net gains (losses) on investments	(989,319)	(970,437)	(2,116,057)	(368,007)
Net increase (decrease) in net assets resulting from operations	(989,319)	(970,437)	(2,116,057)	(368,007)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,833,780	5,117,642	21,265,428	7,459,122
Contract terminations and surrenders	(102,156)	(663,314)	(4,254,804)	(146,030)
Death benefit payments	(122,622)	(218,797)	(121,991)	(50,083)
Policy loan transfers	(23,435)	(236,265)	(7,990)	(9,565)
Transfers to other contracts	(755,829)	(5,183,225)	(21,710,634)	(5,026,276)
Cost of insurance and administration charges	(136,845)	(373,513)	(355,486)	(315,626)
Mortality and expenses charges	(23,793)	(54,936)	(58,004)	(45,691)
Surrender charges	304	1,296	118,074	1,952
Increase (decrease) in net assets from policy related transactions	669,404	(1,611,112)	(5,125,407)	1,867,803
Total increase (decrease)	(319,915)	(2,581,549)	(7,241,464)	1,499,796
Net assets as of December 31, 2018	10,088,667	18,767,850	15,617,356	17,840,837

Increase (decrease) in net assets
Operations:
Net investment income (loss)	206,845	265,050	186,855	827,857
Total realized gains (losses) on investments	934,074	3,690,684	1,804,337	76,262
Change in net unrealized appreciation (depreciation)
of investments	1,135,741	1,352,102	1,986,123	430,453
Net gains (losses) on investments	2,276,660	5,307,836	3,977,315	1,334,572
Net increase (decrease) in net assets resulting from operations	2,276,660	5,307,836	3,977,315	1,334,572
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,371,571	3,267,065	5,264,621	8,871,888
Contract terminations and surrenders	(719,219)	(1,477,642)	(1,239,248)	(194,822)
Death benefit payments	(15,381)	(21,957)	(26,955)	(7,010)
Policy loan transfers	2,981	(26,379)	(44,129)	(53,386)
Transfers to other contracts	(772,817)	(4,103,949)	(5,110,917)	(9,892,767)
Cost of insurance and administration charges	(146,168)	(389,295)	(282,858)	(332,172)
Mortality and expenses charges	(26,290)	(56,806)	(47,642)	(48,486)
Surrender charges	8,125	30,670	26,919	5,841
Increase (decrease) in net assets from policy related transactions	(297,198)	(2,778,293)	(1,460,209)	(1,650,914)
Total increase (decrease)	1,979,462	2,529,543	2,517,106	(316,342)
Net assets as of December 31, 2019	$12,068,129	$21,297,393	$18,134,462	$17,524,495

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Franklin U.S. Government Securities VIP Class 2 Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Government & High Quality Bond Class 1 Division	International Emerging Markets Class 1 Division

Net assets as of January 1, 2018	$1,104,078	$721,016	$43,180,576	$52,398,059
Increase (decrease) in net assets
Operations:
Net investment income (loss)	31,830	8,395	1,601,739	578,456
Total realized gains (losses) on investments	(27,043)	335,180	(931,020)	1,789,315
Change in net unrealized appreciation (depreciation)
of investments	7,308	(552,523)	(283,769)	(13,072,216)
Net gains (losses) on investments	12,095	(208,948)	386,950	(10,704,445)
Net increase (decrease) in net assets resulting from operations	12,095	(208,948)	386,950	(10,704,445)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	715,918	1,468,895	10,185,512	18,895,572
Contract terminations and surrenders	(6,541)	(112,955)	(1,764,392)	(2,739,807)
Death benefit payments	(93)	(1,779)	(73,075)	(79,633)
Policy loan transfers	(618)	17,755	(238,666)	(271,766)
Transfers to other contracts	(345,601)	(344,071)	(7,298,913)	(15,929,580)
Cost of insurance and administration charges	(23,120)	(8,751)	(1,337,305)	(1,572,776)
Mortality and expenses charges	(3,060)	(1,641)	(126,733)	(132,753)
Surrender charges	210	63	735	11,205
Increase (decrease) in net assets from policy related transactions	337,095	1,017,516	(652,837)	(1,819,538)
Total increase (decrease)	349,190	808,568	(265,887)	(12,523,983)
Net assets as of December 31, 2018	1,453,268	1,529,584	42,914,689	39,874,076

Increase (decrease) in net assets
Operations:
Net investment income (loss)	43,853	8,601	1,431,462	378,335
Total realized gains (losses) on investments	(12,883)	(149,936)	(588,062)	2,029,716
Change in net unrealized appreciation (depreciation)
of investments	39,215	518,277	2,150,651	4,256,549
Net gains (losses) on investments	70,185	376,942	2,994,051	6,664,600
Net increase (decrease) in net assets resulting from operations	70,185	376,942	2,994,051	6,664,600
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	224,985	667,751	23,666,126	9,174,195
Contract terminations and surrenders	(2,555)	(52,054)	(3,121,866)	(2,047,688)
Death benefit payments	(33,770)	—	(159,045)	(329,812)
Policy loan transfers	(15,896)	(51,950)	(441,352)	(76,677)
Transfers to other contracts	(1,258,457)	(624,663)	(10,443,084)	(8,194,491)
Cost of insurance and administration charges	(17,189)	(12,250)	(1,389,076)	(1,393,350)
Mortality and expenses charges	(2,441)	(2,419)	(137,730)	(108,975)
Surrender charges	85	—	58,418	(10,573)
Increase (decrease) in net assets from policy related transactions	(1,105,238)	(75,585)	8,032,391	(2,987,371)
Total increase (decrease)	(1,035,053)	301,357	11,026,442	3,677,229
Net assets as of December 31, 2019	$418,215	$1,830,941	$53,941,131	$43,551,305

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Invesco American Franchise Series I Division	Invesco American Franchise Series II Division	Invesco American Value Series I Division	Invesco Core Equity Series I Division

Net assets as of January 1, 2018	$2,311,316	$2,089,158	$98,616	$7,252,958
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(191)	—	584	55,540
Total realized gains (losses) on investments	286,442	205,522	17,621	517,199
Change in net unrealized appreciation (depreciation)
of investments	(379,975)	(295,771)	(33,497)	(1,107,122)
Net gains (losses) on investments	(93,724)	(90,249)	(15,292)	(534,383)
Net increase (decrease) in net assets resulting from operations	(93,724)	(90,249)	(15,292)	(534,383)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	478,396	288,660	35,581	388,866
Contract terminations and surrenders	(174,399)	(57,579)	(3,423)	(303,167)
Death benefit payments	(3,415)	—	—	(1,584)
Policy loan transfers	10,323	(13,884)	(835)	(35,976)
Transfers to other contracts	(194,869)	(67,616)	(12,630)	(1,075,115)
Cost of insurance and administration charges	(60,653)	(63,968)	(6,010)	(197,290)
Mortality and expenses charges	(5,561)	(4,989)	(299)	(18,740)
Surrender charges	(123)	(1,074)	151	(207)
Increase (decrease) in net assets from policy related transactions	49,699	79,550	12,535	(1,243,213)
Total increase (decrease)	(44,025)	(10,699)	(2,757)	(1,777,596)
Net assets as of December 31, 2018	2,267,291	2,078,459	95,859	5,475,362

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(199)	—	919	59,174
Total realized gains (losses) on investments	465,073	453,992	7,453	873,456
Change in net unrealized appreciation (depreciation)
of investments	349,505	300,256	17,489	588,457
Net gains (losses) on investments	814,379	754,248	25,861	1,521,087
Net increase (decrease) in net assets resulting from operations	814,379	754,248	25,861	1,521,087
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	148,473	195,443	37,931	435,495
Contract terminations and surrenders	(69,091)	(108,526)	(1,618)	(222,979)
Death benefit payments	—	—	—	(6,170)
Policy loan transfers	(614)	(13,093)	—	3,915
Transfers to other contracts	(211,959)	(74,516)	(8,272)	(599,220)
Cost of insurance and administration charges	(60,663)	(68,813)	(6,594)	(181,141)
Mortality and expenses charges	(5,797)	(5,138)	(310)	(17,165)
Surrender charges	(79)	(421)	(5)	(204)
Increase (decrease) in net assets from policy related transactions	(199,730)	(75,064)	21,132	(587,469)
Total increase (decrease)	614,649	679,184	46,993	933,618
Net assets as of December 31, 2019	$2,881,940	$2,757,643	$142,852	$6,408,980

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Invesco Core Equity Series II Division	Invesco Global Real Estate Series I Division	Invesco Health Care Series I Division	Invesco International Growth Series I Division

Net assets as of January 1, 2018	$9,997,832	$910,501	$17,406,847	$25,385,635
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	37,855	(95)	409,094
Total realized gains (losses) on investments	960,936	7,951	1,728,441	1,367,943
Change in net unrealized appreciation (depreciation)
of investments	(1,844,697)	(105,369)	(1,616,411)	(4,947,486)
Net gains (losses) on investments	(883,761)	(59,563)	111,935	(3,170,449)
Net increase (decrease) in net assets resulting from operations	(883,761)	(59,563)	111,935	(3,170,449)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,286,478	438,062	10,299,925	6,786,824
Contract terminations and surrenders	(363,106)	(59,805)	(940,138)	(884,818)
Death benefit payments	(21,606)	(328)	(68,729)	(66,890)
Policy loan transfers	(93,706)	(564)	(12,207)	(45,912)
Transfers to other contracts	(1,167,706)	(233,506)	(9,999,488)	(11,566,873)
Cost of insurance and administration charges	(408,141)	(18,613)	(415,043)	(326,192)
Mortality and expenses charges	(17,922)	(2,889)	(40,115)	(50,948)
Surrender charges	(5,728)	(1,283)	5,496	22,627
Increase (decrease) in net assets from policy related transactions	(791,437)	121,074	(1,170,299)	(6,132,182)
Total increase (decrease)	(1,675,198)	61,511	(1,058,364)	(9,302,631)
Net assets as of December 31, 2018	8,322,634	972,012	16,348,483	16,083,004

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15,439	54,029	7,723	216,938
Total realized gains (losses) on investments	1,297,805	15,449	210,858	1,709,280
Change in net unrealized appreciation (depreciation)
of investments	995,739	160,072	4,858,727	2,029,643
Net gains (losses) on investments	2,308,983	229,550	5,077,308	3,955,861
Net increase (decrease) in net assets resulting from operations	2,308,983	229,550	5,077,308	3,955,861
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,104,080	348,892	9,778,939	3,317,810
Contract terminations and surrenders	(1,064,309)	(60,244)	(784,277)	(522,925)
Death benefit payments	(15,028)	—	(16,764)	(17,473)
Policy loan transfers	(108,686)	(2,368)	18,860	(191,415)
Transfers to other contracts	(420,952)	(296,388)	(9,990,388)	(7,785,214)
Cost of insurance and administration charges	(362,209)	(24,289)	(408,784)	(253,451)
Mortality and expenses charges	(14,836)	(3,840)	(38,348)	(40,818)
Surrender charges	12,911	2,257	6,639	17,276
Increase (decrease) in net assets from policy related transactions	(869,029)	(35,980)	(1,434,123)	(5,476,210)
Total increase (decrease)	1,439,954	193,570	3,643,185	(1,520,349)
Net assets as of December 31, 2019	$9,762,588	$1,165,582	$19,991,668	$14,562,655

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Invesco Mid Cap Core Equity Series II Division	Invesco Mid Cap Growth Series I Division	Invesco Oppenheimer Main Street Small Cap Series II Division (1)	Invesco Small Cap Equity Series I Division

Net assets as of January 1, 2018	$686,954	$2,563,072	$4,588,861	$10,240,172
Increase (decrease) in net assets
Operations:
Net investment income (loss)	699	(139)	3,277	(35)
Total realized gains (losses) on investments	70,220	432,147	905,549	399,832
Change in net unrealized appreciation (depreciation)
of investments	(116,818)	(591,250)	(1,588,048)	(1,894,265)
Net gains (losses) on investments	(45,899)	(159,242)	(679,222)	(1,494,468)
Net increase (decrease) in net assets resulting from operations	(45,899)	(159,242)	(679,222)	(1,494,468)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	195,322	1,234,069	3,493,804	2,860,817
Contract terminations and surrenders	(46,580)	(56,374)	(249,837)	(119,877)
Death benefit payments	(782)	(12,515)	(89,095)	(28,838)
Policy loan transfers	(976)	12,287	(65,879)	68,234
Transfers to other contracts	(425,048)	(1,166,388)	(1,838,964)	(2,969,955)
Cost of insurance and administration charges	(15,740)	(69,663)	(106,169)	(147,787)
Mortality and expenses charges	(2,189)	(9,532)	(14,458)	(21,810)
Surrender charges	(552)	78	9,088	228
Increase (decrease) in net assets from policy related transactions	(296,545)	(68,038)	1,138,490	(358,988)
Total increase (decrease)	(342,444)	(227,280)	459,268	(1,853,456)
Net assets as of December 31, 2018	344,510	2,335,792	5,048,129	8,386,716

Increase (decrease) in net assets
Operations:
Net investment income (loss)	798	(120)	—	(29)
Total realized gains (losses) on investments	22,021	477,066	258,463	929,724
Change in net unrealized appreciation (depreciation)
of investments	59,261	304,926	1,033,515	1,252,710
Net gains (losses) on investments	82,080	781,872	1,291,978	2,182,405
Net increase (decrease) in net assets resulting from operations	82,080	781,872	1,291,978	2,182,405
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	89,991	1,014,552	2,618,813	1,230,445
Contract terminations and surrenders	(91,313)	(749,106)	(615,267)	(399,945)
Death benefit payments	—	(31,252)	—	(3,624)
Policy loan transfers	21,869	(18,606)	(60,204)	(6,936)
Transfers to other contracts	(80,107)	(639,113)	(2,174,953)	(1,531,571)
Cost of insurance and administration charges	(11,652)	(72,728)	(101,625)	(136,111)
Mortality and expenses charges	(1,460)	(10,113)	(13,840)	(20,693)
Surrender charges	1,060	27,688	23,358	7,667
Increase (decrease) in net assets from policy related transactions	(71,612)	(478,678)	(323,718)	(860,768)
Total increase (decrease)	10,468	303,194	968,260	1,321,637
Net assets as of December 31, 2019	$354,978	$2,638,986	$6,016,389	$9,708,353

(1) Represented the operations of Oppenheimer Main Street Small Cap Service Shares Division until May 24, 2019.
See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Invesco Technology Series I Division	Janus Henderson Balanced Service Shares Division	Janus Henderson Enterprise Service Shares Division	Janus Henderson Flexible Bond Service Shares Division

Net assets as of January 1, 2018	$6,285,142	$19,717,215	$44,649,036	$49,161,339
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(515)	375,482	67,797	1,154,775
Total realized gains (losses) on investments	887,262	1,210,412	4,061,370	(675,667)
Change in net unrealized appreciation (depreciation)
of investments	(1,089,795)	(1,653,739)	(4,846,042)	(1,142,533)
Net gains (losses) on investments	(203,048)	(67,845)	(716,875)	(663,425)
Net increase (decrease) in net assets resulting from operations	(203,048)	(67,845)	(716,875)	(663,425)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	5,847,123	9,464,738	20,392,228	14,002,486
Contract terminations and surrenders	(273,374)	(1,064,059)	(2,904,683)	(1,295,555)
Death benefit payments	(6,599)	(16,697)	(112,655)	(470,827)
Policy loan transfers	1,620	(157,583)	(237,962)	435
Transfers to other contracts	(4,026,066)	(5,207,991)	(11,406,248)	(18,158,426)
Cost of insurance and administration charges	(148,941)	(354,974)	(849,196)	(706,879)
Mortality and expenses charges	(19,903)	(51,201)	(113,868)	(111,046)
Surrender charges	(98)	20,067	73,103	19,023
Increase (decrease) in net assets from policy related transactions	1,373,762	2,632,300	4,840,719	(6,720,789)
Total increase (decrease)	1,170,714	2,564,455	4,123,844	(7,384,214)
Net assets as of December 31, 2018	7,455,856	22,281,670	48,772,880	41,777,125

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(603)	452,466	33,041	1,078,477
Total realized gains (losses) on investments	1,300,718	1,750,449	7,423,362	(447,717)
Change in net unrealized appreciation (depreciation)
of investments	1,142,417	3,084,073	10,331,801	2,901,767
Net gains (losses) on investments	2,442,532	5,286,988	17,788,204	3,532,527
Net increase (decrease) in net assets resulting from operations	2,442,532	5,286,988	17,788,204	3,532,527
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	6,817,108	9,742,707	23,378,472	17,391,575
Contract terminations and surrenders	(167,347)	(2,305,207)	(3,695,325)	(1,546,920)
Death benefit payments	(5,064)	(29,870)	(63,861)	(48,136)
Policy loan transfers	8,491	(67,961)	(41,406)	(105,028)
Transfers to other contracts	(7,858,940)	(4,714,597)	(13,276,152)	(21,595,020)
Cost of insurance and administration charges	(139,494)	(446,907)	(1,044,608)	(656,684)
Mortality and expenses charges	(19,663)	(66,158)	(144,758)	(103,615)
Surrender charges	(66)	87,265	120,184	50,872
Increase (decrease) in net assets from policy related transactions	(1,364,975)	2,199,272	5,232,546	(6,612,956)
Total increase (decrease)	1,077,557	7,486,260	23,020,750	(3,080,429)
Net assets as of December 31, 2019	$8,533,413	$29,767,930	$71,793,630	$38,696,696

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Janus Henderson Forty Service Shares Division	Janus Henderson Global Research Service Shares Division	Janus Henderson Global Technology Service Shares Division (1)	Janus Henderson Overseas Service Shares Division

Net assets as of January 1, 2018	$10,018,133	$2,662,403	$—	$3,649,229
Increase (decrease) in net assets
Operations:
Net investment income (loss)	163,169	33,845	—	59,986
Total realized gains (losses) on investments	2,159,943	256,752	—	(42,941)
Change in net unrealized appreciation (depreciation)
of investments	(2,497,639)	(664,736)	—	(571,355)
Net gains (losses) on investments	(174,527)	(374,139)	—	(554,310)
Net increase (decrease) in net assets resulting from operations	(174,527)	(374,139)	—	(554,310)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	11,930,078	3,178,728	—	8,859,602
Contract terminations and surrenders	(181,045)	(94,176)	—	(171,114)
Death benefit payments	(20,835)	(1,253)	—	(1,348)
Policy loan transfers	(51,669)	(69,830)	—	(9,550)
Transfers to other contracts	(8,897,937)	(1,115,954)	—	(8,547,099)
Cost of insurance and administration charges	(302,295)	(64,259)	—	(63,192)
Mortality and expenses charges	(39,756)	(10,242)	—	(11,885)
Surrender charges	1,225	1,977	—	45
Increase (decrease) in net assets from policy related transactions	2,437,766	1,824,991	—	55,459
Total increase (decrease)	2,263,239	1,450,852	—	(498,851)
Net assets as of December 31, 2018	12,281,372	4,113,255	—	3,150,378

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,103	39,654	—	56,630
Total realized gains (losses) on investments	1,161,045	441,363	186	58,461
Change in net unrealized appreciation (depreciation)
of investments	3,229,678	649,409	31,620	625,756
Net gains (losses) on investments	4,393,826	1,130,426	31,806	740,847
Net increase (decrease) in net assets resulting from operations	4,393,826	1,130,426	31,806	740,847
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	6,285,726	2,462,739	370,145	9,354,488
Contract terminations and surrenders	(166,972)	(218,085)	—	(38,339)
Death benefit payments	(57,738)	(21,237)	—	—
Policy loan transfers	(216,923)	5,384	844	8,804
Transfers to other contracts	(7,192,991)	(2,493,012)	(935)	(9,798,601)
Cost of insurance and administration charges	(344,287)	(65,254)	(3,141)	(57,075)
Mortality and expenses charges	(45,051)	(11,094)	(211)	(11,346)
Surrender charges	68	5,592	—	—
Increase (decrease) in net assets from policy related transactions	(1,738,168)	(334,967)	366,702	(542,069)
Total increase (decrease)	2,655,658	795,459	398,508	198,778
Net assets as of December 31, 2019	$14,937,030	$4,908,714	$398,508	$3,349,156

(1) Commenced operations June 7, 2019.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	JP Morgan Core Bond Class I Division	JP Morgan Small Cap Core Class I Division	LargeCap Growth I Class 1 Division	LargeCap S&P 500 Index Class 1 Division

Net assets as of January 1, 2018	$2,952,957	$5,929,932	$187,992,159	$158,276,427
Increase (decrease) in net assets
Operations:
Net investment income (loss)	70,841	21,819	72,704	2,898,430
Total realized gains (losses) on investments	(74,548)	941,657	25,303,537	15,014,081
Change in net unrealized appreciation (depreciation)
of investments	1,387	(1,434,193)	(18,245,859)	(25,770,209)
Net gains (losses) on investments	(2,320)	(470,717)	7,130,382	(7,857,698)
Net increase (decrease) in net assets resulting from operations	(2,320)	(470,717)	7,130,382	(7,857,698)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,442,832	1,895,375	69,657,523	67,497,779
Contract terminations and surrenders	(259,046)	(471,677)	(10,513,006)	(7,294,810)
Death benefit payments	(52,570)	(3,462)	(640,523)	(204,561)
Policy loan transfers	(3,133)	(281,975)	(1,383,544)	(255,388)
Transfers to other contracts	(1,271,698)	(2,783,326)	(57,018,191)	(47,214,293)
Cost of insurance and administration charges	(33,607)	(62,145)	(4,189,798)	(3,541,812)
Mortality and expenses charges	(6,423)	(12,205)	(429,675)	(385,812)
Surrender charges	114	54	119,038	208,451
Increase (decrease) in net assets from policy related transactions	(183,531)	(1,719,361)	(4,398,176)	8,809,554
Total increase (decrease)	(185,851)	(2,190,078)	2,732,206	951,856
Net assets as of December 31, 2018	2,767,106	3,739,854	190,724,365	159,228,283

Increase (decrease) in net assets
Operations:
Net investment income (loss)	67,616	14,922	141,890	3,619,036
Total realized gains (losses) on investments	(660)	507,276	36,309,107	17,132,139
Change in net unrealized appreciation (depreciation)
of investments	138,002	329,183	37,751,199	29,160,919
Net gains (losses) on investments	204,958	851,381	74,202,196	49,912,094
Net increase (decrease) in net assets resulting from operations	204,958	851,381	74,202,196	49,912,094
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,198,721	509,064	138,806,280	72,241,751
Contract terminations and surrenders	(328,045)	(172,588)	(16,882,277)	(10,135,293)
Death benefit payments	—	—	(988,579)	(372,241)
Policy loan transfers	291	13,505	(352,632)	(273,166)
Transfers to other contracts	(488,253)	(1,062,817)	(62,876,276)	(53,201,200)
Cost of insurance and administration charges	(30,508)	(42,649)	(5,046,090)	(3,945,033)
Mortality and expenses charges	(6,261)	(8,893)	(531,487)	(440,455)
Surrender charges	—	—	292,884	341,754
Increase (decrease) in net assets from policy related transactions	345,945	(764,378)	52,421,823	4,216,117
Total increase (decrease)	550,903	87,003	126,624,019	54,128,211
Net assets as of December 31, 2019	$3,318,009	$3,826,857	$317,348,384	$213,356,494

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Lord Abbett Series Fund Developing Growth Class VC Division	MFS Blended Research Small Cap Equity Service Class Division	MFS Global Equity Service Class Division	MFS Growth Service Class Division

Net assets as of January 1, 2018	$10,935	$98,470	$6,894,666	$29,260,694
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2,547	48,484	—
Total realized gains (losses) on investments	86,857	43,633	537,444	4,159,169
Change in net unrealized appreciation (depreciation)
of investments	(172,667)	(138,411)	(1,229,639)	(3,716,669)
Net gains (losses) on investments	(85,810)	(92,231)	(643,711)	442,500
Net increase (decrease) in net assets resulting from operations	(85,810)	(92,231)	(643,711)	442,500
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	691,904	785,978	1,726,129	12,648,834
Contract terminations and surrenders	—	(528)	(218,275)	(1,059,317)
Death benefit payments	—	—	(1,977)	(105,498)
Policy loan transfers	10	3,735	(3,427)	(205,956)
Transfers to other contracts	(39,175)	(76,192)	(1,833,832)	(9,032,240)
Cost of insurance and administration charges	(24,860)	(5,556)	(129,850)	(474,892)
Mortality and expenses charges	(1,277)	(694)	(18,322)	(73,298)
Surrender charges	—	18	1,252	42,325
Increase (decrease) in net assets from policy related transactions	626,602	706,761	(478,302)	1,739,958
Total increase (decrease)	540,792	614,530	(1,122,013)	2,182,458
Net assets as of December 31, 2018	551,727	713,000	5,772,653	31,443,152

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	5,522	77,291	—
Total realized gains (losses) on investments	43,469	159,701	770,698	6,138,688
Change in net unrealized appreciation (depreciation)
of investments	114,564	75,818	1,116,028	5,777,088
Net gains (losses) on investments	158,027	241,041	1,964,017	11,915,776
Net increase (decrease) in net assets resulting from operations	158,027	241,041	1,964,017	11,915,776
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	484,711	1,168,940	3,940,411	11,516,327
Contract terminations and surrenders	(13,251)	(8,644)	(233,474)	(1,568,154)
Death benefit payments	—	—	—	(54,005)
Policy loan transfers	1,500	(5,725)	(64,430)	109,240
Transfers to other contracts	(338,905)	(558,022)	(1,784,499)	(9,796,566)
Cost of insurance and administration charges	(40,835)	(19,378)	(129,393)	(533,102)
Mortality and expenses charges	(2,183)	(2,521)	(18,914)	(84,976)
Surrender charges	45	341	9,723	63,854
Increase (decrease) in net assets from policy related transactions	91,082	574,991	1,719,424	(347,382)
Total increase (decrease)	249,109	816,032	3,683,441	11,568,394
Net assets as of December 31, 2019	$800,836	$1,529,032	$9,456,094	$43,011,546

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	MFS Inflation-Adjusted Bond Service Class Division	MFS International Intrinsic Value Service Class Division (1)	MFS Mid Cap Growth Service Class Division	MFS Mid Cap Value Portfolio Service Class Division

Net assets as of January 1, 2018	$52,008	$11,636,335	$693,854	$1,082,668
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,849	126,064	—	7,922
Total realized gains (losses) on investments	(7,415)	685,535	231,407	87,318
Change in net unrealized appreciation (depreciation)
of investments	(7,455)	(2,183,404)	(387,626)	(231,498)
Net gains (losses) on investments	(12,021)	(1,371,805)	(156,219)	(136,258)
Net increase (decrease) in net assets resulting from operations	(12,021)	(1,371,805)	(156,219)	(136,258)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	267,414	6,728,720	1,678,939	337,304
Contract terminations and surrenders	—	(468,828)	(6,766)	(4,636)
Death benefit payments	—	(17,001)	(3,844)	—
Policy loan transfers	1,992	(76,261)	(49,355)	—
Transfers to other contracts	(188,458)	(3,226,201)	(189,818)	(149,930)
Cost of insurance and administration charges	(3,545)	(219,647)	(22,525)	(21,357)
Mortality and expenses charges	(450)	(31,404)	(4,244)	(2,469)
Surrender charges	—	6,989	3	(4)
Increase (decrease) in net assets from policy related transactions	76,953	2,696,367	1,402,390	158,908
Total increase (decrease)	64,932	1,324,562	1,246,171	22,650
Net assets as of December 31, 2018	116,940	12,960,897	1,940,025	1,105,318

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,428	281,541	—	13,028
Total realized gains (losses) on investments	(2,328)	1,076,897	305,910	124,015
Change in net unrealized appreciation (depreciation)
of investments	12,533	2,466,506	316,512	320,774
Net gains (losses) on investments	13,633	3,824,944	622,422	457,817
Net increase (decrease) in net assets resulting from operations	13,633	3,824,944	622,422	457,817
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	312,699	9,175,909	130,620	1,757,174
Contract terminations and surrenders	—	(1,104,732)	(4,716)	(12,945)
Death benefit payments	—	(14,675)	(104,209)	—
Policy loan transfers	39	(180,972)	8,622	—
Transfers to other contracts	(65,157)	(2,560,893)	(2,008,747)	(206,287)
Cost of insurance and administration charges	(3,463)	(267,155)	(26,873)	(76,020)
Mortality and expenses charges	(454)	(40,453)	(5,338)	(9,624)
Surrender charges	—	47,315	—	404
Increase (decrease) in net assets from policy related transactions	243,664	5,054,344	(2,010,641)	1,452,702
Total increase (decrease)	257,297	8,879,288	(1,388,219)	1,910,519
Net assets as of December 31, 2019	$374,237	$21,840,185	$551,806	$3,015,837

(1) Represented the operations of MFS International Value Service Class Division until June 6, 2019.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	MFS New Discovery Service Class Division	MFS New Discovery Value Service Class Division	MFS Research International Portfolio Service Class Division	MFS Total Return Service Class Division

Net assets as of January 1, 2018	$11,405,719	$280,564	$2,944,824	$2,181,280
Increase (decrease) in net assets
Operations:
Net investment income (loss)	(53)	827	31,843	48,544
Total realized gains (losses) on investments	2,680,117	50,220	135,370	133,969
Change in net unrealized appreciation (depreciation)
of investments	(3,089,489)	(92,252)	(558,436)	(342,330)
Net gains (losses) on investments	(409,425)	(41,205)	(391,223)	(159,817)
Net increase (decrease) in net assets resulting from operations	(409,425)	(41,205)	(391,223)	(159,817)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	8,223,034	140,240	526,097	1,350,510
Contract terminations and surrenders	(752,333)	(135)	(172,835)	(62,293)
Death benefit payments	(8,440)	—	(23,590)	—
Policy loan transfers	(146,255)	(816)	3,999	(7,534)
Transfers to other contracts	(5,625,510)	(58,408)	(662,713)	(640,909)
Cost of insurance and administration charges	(247,176)	(9,108)	(43,744)	(60,961)
Mortality and expenses charges	(31,370)	(898)	(6,671)	(8,005)
Surrender charges	13,441	(31)	7,474	2,740
Increase (decrease) in net assets from policy related transactions	1,425,391	70,844	(371,983)	573,548
Total increase (decrease)	1,015,966	29,639	(763,206)	413,731
Net assets as of December 31, 2018	12,421,685	310,203	2,181,618	2,595,011

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(156)	2,914	30,868	72,563
Total realized gains (losses) on investments	3,937,752	79,401	145,237	101,888
Change in net unrealized appreciation (depreciation)
of investments	1,099,636	83,748	433,136	386,005
Net gains (losses) on investments	5,037,232	166,063	609,241	560,456
Net increase (decrease) in net assets resulting from operations	5,037,232	166,063	609,241	560,456
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	10,403,357	708,831	355,631	895,497
Contract terminations and surrenders	(796,657)	(669)	(133,121)	(232,954)
Death benefit payments	(11,597)	—	(1,146)	—
Policy loan transfers	8,014	(3,286)	(2,415)	(7,184)
Transfers to other contracts	(10,782,360)	(145,804)	(181,187)	(326,125)
Cost of insurance and administration charges	(275,296)	(14,953)	(38,011)	(69,346)
Mortality and expenses charges	(34,461)	(1,650)	(6,062)	(9,407)
Surrender charges	16,711	(1)	2,663	10,131
Increase (decrease) in net assets from policy related transactions	(1,472,289)	542,468	(3,648)	260,612
Total increase (decrease)	3,564,943	708,531	605,593	821,068
Net assets as of December 31, 2019	$15,986,628	$1,018,734	$2,787,211	$3,416,079

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	MFS Utilities Service Class Division	MFS Value Service Class Division	MidCap Class 1 Division	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division

Net assets as of January 1, 2018	$3,765,419	$38,445,176	$209,663,834	$770,248
Increase (decrease) in net assets
Operations:
Net investment income (loss)	31,492	483,781	437,602	—
Total realized gains (losses) on investments	37,273	2,878,402	33,273,569	106,928
Change in net unrealized appreciation (depreciation)
of investments	(44,040)	(7,068,395)	(45,996,356)	(143,845)
Net gains (losses) on investments	24,725	(3,706,212)	(12,285,185)	(36,917)
Net increase (decrease) in net assets resulting from operations	24,725	(3,706,212)	(12,285,185)	(36,917)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,289,819	12,682,119	23,694,312	127,406
Contract terminations and surrenders	(209,877)	(1,893,016)	(10,825,178)	(61,911)
Death benefit payments	(12,343)	(50,854)	(582,657)	(586)
Policy loan transfers	(48,350)	(90,062)	(1,662,788)	(99)
Transfers to other contracts	(837,886)	(12,901,994)	(23,674,554)	(166,122)
Cost of insurance and administration charges	(110,270)	(550,174)	(4,788,359)	(11,364)
Mortality and expenses charges	(16,022)	(90,644)	(371,810)	(2,053)
Surrender charges	173	38,195	(56,675)	(966)
Increase (decrease) in net assets from policy related transactions	55,244	(2,856,430)	(18,267,709)	(115,695)
Total increase (decrease)	79,969	(6,562,642)	(30,552,894)	(152,612)
Net assets as of December 31, 2018	3,845,388	31,882,534	179,110,940	617,636

Increase (decrease) in net assets
Operations:
Net investment income (loss)	159,909	721,791	464,512	—
Total realized gains (losses) on investments	217,714	1,795,718	39,064,833	77,059
Change in net unrealized appreciation (depreciation)
of investments	550,902	6,875,964	34,710,413	123,676
Net gains (losses) on investments	928,525	9,393,473	74,239,758	200,735
Net increase (decrease) in net assets resulting from operations	928,525	9,393,473	74,239,758	200,735
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,513,516	7,859,244	23,846,638	129,662
Contract terminations and surrenders	(324,966)	(2,367,884)	(9,883,723)	(38,575)
Death benefit payments	(5,408)	(43,886)	(1,576,922)	—
Policy loan transfers	13,319	(57,232)	(1,781,293)	(26)
Transfers to other contracts	(1,236,686)	(5,531,923)	(25,614,977)	(100,586)
Cost of insurance and administration charges	(117,841)	(530,377)	(4,643,968)	(10,927)
Mortality and expenses charges	(15,738)	(90,353)	(354,673)	(2,091)
Surrender charges	4,271	90,808	(6,988)	388
Increase (decrease) in net assets from policy related transactions	(169,533)	(671,603)	(20,015,906)	(22,155)
Total increase (decrease)	758,992	8,721,870	54,223,852	178,580
Net assets as of December 31, 2019	$4,604,380	$40,604,404	$233,334,792	$796,216

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Neuberger Berman AMT Sustainable Equity I Class Division (1)	PIMCO All Asset Administrative Class Division	PIMCO Commodity Real Return Strategy Administrative Class Division	PIMCO Emerging Market Bond Administrative Class Division

Net assets as of January 1, 2018	$—	$3,161,875	$670,804	$1,297,522
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	94,888	15,869	51,737
Total realized gains (losses) on investments	—	(14,761)	(22,029)	19,487
Change in net unrealized appreciation (depreciation)
of investments	—	(246,595)	(100,705)	(133,653)
Net gains (losses) on investments	—	(166,468)	(106,865)	(62,429)
Net increase (decrease) in net assets resulting from operations	—	(166,468)	(106,865)	(62,429)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	—	592,652	384,539	3,373,337
Contract terminations and surrenders	—	(114,594)	(63,822)	(100,687)
Death benefit payments	—	(562)	(1,030)	(1,176)
Policy loan transfers	—	(37,868)	(55,946)	291
Transfers to other contracts	—	(665,888)	(205,125)	(3,311,745)
Cost of insurance and administration charges	—	(58,622)	(14,436)	(21,537)
Mortality and expenses charges	—	(8,451)	(1,999)	(3,400)
Surrender charges	—	(21)	1,218	(402)
Increase (decrease) in net assets from policy related transactions	—	(293,354)	43,399	(65,319)
Total increase (decrease)	—	(459,822)	(63,466)	(127,748)
Net assets as of December 31, 2018	—	2,702,053	607,338	1,169,774

Increase (decrease) in net assets
Operations:
Net investment income (loss)	38,360	69,102	30,026	53,474
Total realized gains (losses) on investments	492,100	74,793	(36,858)	(8,191)
Change in net unrealized appreciation (depreciation)
of investments	332,783	140,155	78,157	120,906
Net gains (losses) on investments	863,243	284,050	71,325	166,189
Net increase (decrease) in net assets resulting from operations	863,243	284,050	71,325	166,189
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	10,409,843	484,296	377,631	3,632,688
Contract terminations and surrenders	(191,260)	(854,038)	(76,023)	(180,574)
Death benefit payments	(635)	—	(30)	—
Policy loan transfers	(47,385)	(24,571)	30,205	(3,911)
Transfers to other contracts	(1,078,096)	(410,754)	(291,254)	(3,493,858)
Cost of insurance and administration charges	(101,455)	(47,069)	(14,306)	(23,892)
Mortality and expenses charges	(18,487)	(7,142)	(2,052)	(3,790)
Surrender charges	2,245	37,105	2,638	7,171
Increase (decrease) in net assets from policy related transactions	8,974,770	(822,173)	26,809	(66,166)
Total increase (decrease)	9,838,013	(538,123)	98,134	100,023
Net assets as of December 31, 2019	$9,838,013	$2,163,930	$705,472	$1,269,797

(1) Commenced operations April 29, 2019.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	PIMCO High Yield Administrative Class Division	PIMCO Long-Term U.S. Government Administrative Class Division	PIMCO Low Duration Administrative Class Division	PIMCO Real Return Administrative Class Division

Net assets as of January 1, 2018	$11,845,252	$723,674	$30,500	$10,701,100
Increase (decrease) in net assets
Operations:
Net investment income (loss)	640,505	16,686	7,814	268,562
Total realized gains (losses) on investments	186,974	(31,784)	(711)	(137,693)
Change in net unrealized appreciation (depreciation)
of investments	(1,166,806)	(2,078)	(1,993)	(384,716)
Net gains (losses) on investments	(339,327)	(17,176)	5,110	(253,847)
Net increase (decrease) in net assets resulting from operations	(339,327)	(17,176)	5,110	(253,847)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	12,029,384	145,968	627,314	6,191,789
Contract terminations and surrenders	(1,086,734)	—	—	(537,640)
Death benefit payments	(27,619)	—	—	(55,803)
Policy loan transfers	(88,466)	(26,178)	(10,151)	(44,878)
Transfers to other contracts	(9,114,214)	(89,874)	(143,242)	(5,066,558)
Cost of insurance and administration charges	(214,279)	(5,249)	(6,936)	(184,372)
Mortality and expenses charges	(30,760)	(985)	(909)	(26,122)
Surrender charges	29,438	—	—	18,631
Increase (decrease) in net assets from policy related transactions	1,496,750	23,682	466,076	295,047
Total increase (decrease)	1,157,423	6,506	471,186	41,200
Net assets as of December 31, 2018	13,002,675	730,180	501,686	10,742,300

Increase (decrease) in net assets
Operations:
Net investment income (loss)	761,775	9,729	33,836	199,324
Total realized gains (losses) on investments	(28,698)	21,559	1,574	32,473
Change in net unrealized appreciation (depreciation)
of investments	1,288,306	(188)	11,165	710,507
Net gains (losses) on investments	2,021,383	31,100	46,575	942,304
Net increase (decrease) in net assets resulting from operations	2,021,383	31,100	46,575	942,304
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	13,001,109	410,582	1,277,449	6,949,002
Contract terminations and surrenders	(2,251,429)	—	(20,825)	(546,587)
Death benefit payments	(5,664)	—	—	(1,503)
Policy loan transfers	(38,437)	(4,855)	(32,720)	(116,622)
Transfers to other contracts	(8,530,384)	(908,981)	(188,378)	(4,923,489)
Cost of insurance and administration charges	(265,173)	(5,266)	(18,380)	(229,050)
Mortality and expenses charges	(38,951)	(908)	(2,581)	(33,342)
Surrender charges	93,889	—	906	22,049
Increase (decrease) in net assets from policy related transactions	1,964,960	(509,428)	1,015,471	1,120,458
Total increase (decrease)	3,986,343	(478,328)	1,062,046	2,062,762
Net assets as of December 31, 2019	$16,989,018	$251,852	$1,563,732	$12,805,062

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	PIMCO Short-Term Administrative Class Division	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division	Principal LifeTime 2010 Class 1 Division

Net assets as of January 1, 2018	$24,165,922	$44,213,121	$20,451,341	$17,413,882
Increase (decrease) in net assets
Operations:
Net investment income (loss)	539,972	1,106,377	238,694	480,659
Total realized gains (losses) on investments	128,952	17,615	1,703,856	814,687
Change in net unrealized appreciation (depreciation)
of investments	(312,838)	(1,379,917)	(2,596,848)	(1,917,312)
Net gains (losses) on investments	356,086	(255,925)	(654,298)	(621,966)
Net increase (decrease) in net assets resulting from operations	356,086	(255,925)	(654,298)	(621,966)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	15,871,249	21,080,045	2,855,714	6,066,550
Contract terminations and surrenders	(3,619,564)	(2,369,582)	(1,297,917)	(706,743)
Death benefit payments	(7,578)	(170,249)	(25,488)	(4,800)
Policy loan transfers	(75,654)	173,840	(107,900)	(80,874)
Transfers to other contracts	(6,797,230)	(17,824,307)	(1,502,027)	(7,510,405)
Cost of insurance and administration charges	(355,903)	(602,224)	(581,770)	(306,773)
Mortality and expenses charges	(52,862)	(82,094)	(41,276)	(41,598)
Surrender charges	148,757	61,459	7,967	4,149
Increase (decrease) in net assets from policy related transactions	5,111,215	266,888	(692,697)	(2,580,494)
Total increase (decrease)	5,467,301	10,963	(1,346,995)	(3,202,460)
Net assets as of December 31, 2018	29,633,223	44,224,084	19,104,346	14,211,422

Increase (decrease) in net assets
Operations:
Net investment income (loss)	891,129	1,383,734	354,884	419,152
Total realized gains (losses) on investments	1,053	(254,999)	2,609,853	793,046
Change in net unrealized appreciation (depreciation)
of investments	80,939	2,505,229	3,133,563	712,916
Net gains (losses) on investments	973,121	3,633,964	6,098,300	1,925,114
Net increase (decrease) in net assets resulting from operations	973,121	3,633,964	6,098,300	1,925,114
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	18,638,533	24,370,852	2,273,411	5,819,888
Contract terminations and surrenders	(907,341)	(2,427,761)	(1,030,578)	(1,412,449)
Death benefit payments	(42,665)	(75,397)	(74,694)	(17,683)
Policy loan transfers	(93,225)	(153,035)	(252,510)	(118,992)
Transfers to other contracts	(7,363,957)	(20,192,480)	(1,456,773)	(5,626,677)
Cost of insurance and administration charges	(447,121)	(650,475)	(582,796)	(276,686)
Mortality and expenses charges	(69,009)	(91,808)	(39,844)	(37,316)
Surrender charges	35,036	96,397	(7,581)	51,196
Increase (decrease) in net assets from policy related transactions	9,750,251	876,293	(1,171,365)	(1,618,719)
Total increase (decrease)	10,723,372	4,510,257	4,926,935	306,395
Net assets as of December 31, 2019	$40,356,595	$48,734,341	$24,031,281	$14,517,817

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2050 Class 1 Division

Net assets as of January 1, 2018	$92,473,824	$81,208,684	$45,470,025	$18,728,247
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,602,795	2,277,565	1,003,302	406,774
Total realized gains (losses) on investments	2,715,429	4,426,089	2,931,903	1,994,292
Change in net unrealized appreciation (depreciation)
of investments	(10,559,120)	(13,050,347)	(7,767,813)	(4,156,437)
Net gains (losses) on investments	(5,240,896)	(6,346,693)	(3,832,608)	(1,755,371)
Net increase (decrease) in net assets resulting from operations	(5,240,896)	(6,346,693)	(3,832,608)	(1,755,371)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	51,729,807	72,666,448	27,041,538	10,168,207
Contract terminations and surrenders	(8,031,238)	(8,178,746)	(2,209,448)	(1,221,712)
Death benefit payments	(26,501)	(286,529)	(74,844)	(52,528)
Policy loan transfers	(487,149)	(976,651)	(282,952)	(60,329)
Transfers to other contracts	(39,903,260)	(53,593,472)	(18,375,044)	(6,262,574)
Cost of insurance and administration charges	(1,819,307)	(1,886,750)	(1,188,121)	(587,955)
Mortality and expenses charges	(237,988)	(222,075)	(110,047)	(50,156)
Surrender charges	233,726	177,319	4,423	4,112
Increase (decrease) in net assets from policy related transactions	1,458,090	7,699,544	4,805,505	1,937,065
Total increase (decrease)	(3,782,806)	1,352,851	972,897	181,694
Net assets as of December 31, 2018	88,691,018	82,561,535	46,442,922	18,909,941

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,491,334	2,234,213	1,087,882	424,539
Total realized gains (losses) on investments	6,251,123	7,564,119	4,486,834	1,551,151
Change in net unrealized appreciation (depreciation)
of investments	7,834,635	9,911,176	6,446,896	3,095,265
Net gains (losses) on investments	16,577,092	19,709,508	12,021,612	5,070,955
Net increase (decrease) in net assets resulting from operations	16,577,092	19,709,508	12,021,612	5,070,955
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	65,020,279	65,749,927	34,998,440	7,774,046
Contract terminations and surrenders	(17,046,878)	(5,011,741)	(3,374,436)	(1,457,945)
Death benefit payments	(265,810)	(124,593)	(33,508)	(40,364)
Policy loan transfers	(220,686)	(499,383)	(82,332)	(314,705)
Transfers to other contracts	(43,800,005)	(40,714,150)	(23,990,717)	(4,652,624)
Cost of insurance and administration charges	(1,976,221)	(2,165,301)	(1,307,416)	(635,141)
Mortality and expenses charges	(259,544)	(252,372)	(118,378)	(51,760)
Surrender charges	596,283	126,454	96,236	40,539
Increase (decrease) in net assets from policy related transactions	2,047,418	17,108,841	6,187,889	662,046
Total increase (decrease)	18,624,510	36,818,349	18,209,501	5,733,001
Net assets as of December 31, 2019	$107,315,528	$119,379,884	$64,652,423	$24,642,942

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Principal LifeTime 2060 Class 1 Division	Principal LifeTime Strategic Income Class 1 Division	Putnam VT Equity Income Class IB Division	Putnam VT Growth Opportunities Class IB Division

Net assets as of January 1, 2018	$4,690,717	$9,247,861	$863,116	$27,936,892
Increase (decrease) in net assets
Operations:
Net investment income (loss)	88,130	284,126	5,277	(159)
Total realized gains (losses) on investments	584,342	256,122	52,301	2,774,085
Change in net unrealized appreciation (depreciation)
of investments	(966,507)	(814,101)	(117,468)	(1,994,846)
Net gains (losses) on investments	(294,035)	(273,853)	(59,890)	779,080
Net increase (decrease) in net assets resulting from operations	(294,035)	(273,853)	(59,890)	779,080
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	7,132,987	7,509,751	44,415	2,543,658
Contract terminations and surrenders	(451,538)	(906,476)	(5,199)	(2,212,061)
Death benefit payments	(74,627)	(47,112)	(193)	(91,019)
Policy loan transfers	(12,880)	(23,442)	(6,671)	(159,450)
Transfers to other contracts	(7,448,560)	(6,301,020)	(145,384)	(1,634,182)
Cost of insurance and administration charges	(78,028)	(183,454)	(11,385)	(852,356)
Mortality and expenses charges	(11,753)	(22,855)	(2,145)	(75,877)
Surrender charges	13,221	24,206	3	(744)
Increase (decrease) in net assets from policy related transactions	(931,178)	49,598	(126,559)	(2,482,031)
Total increase (decrease)	(1,225,213)	(224,255)	(186,449)	(1,702,951)
Net assets as of December 31, 2018	3,465,504	9,023,606	676,667	26,233,941

Increase (decrease) in net assets
Operations:
Net investment income (loss)	76,967	332,550	15,696	40,275
Total realized gains (losses) on investments	237,939	600,180	71,123	4,933,445
Change in net unrealized appreciation (depreciation)
of investments	852,429	404,324	106,585	4,354,839
Net gains (losses) on investments	1,167,335	1,337,054	193,404	9,328,559
Net increase (decrease) in net assets resulting from operations	1,167,335	1,337,054	193,404	9,328,559
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	5,458,967	8,885,935	18,251	2,302,319
Contract terminations and surrenders	(754,449)	(300,924)	(56,692)	(1,664,105)
Death benefit payments	(7,507)	(22,488)	—	(345,076)
Policy loan transfers	9,384	(21,965)	1,395	(85,966)
Transfers to other contracts	(2,856,592)	(3,301,724)	(91,449)	(1,444,034)
Cost of insurance and administration charges	(93,862)	(245,820)	(10,332)	(826,430)
Mortality and expenses charges	(13,478)	(31,413)	(2,045)	(76,507)
Surrender charges	32,360	5,857	—	339
Increase (decrease) in net assets from policy related transactions	1,774,823	4,967,458	(140,872)	(2,139,460)
Total increase (decrease)	2,942,158	6,304,512	52,532	7,189,099
Net assets as of December 31, 2019	$6,407,662	$15,328,118	$729,199	$33,423,040

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Putnam VT International Equity Class IB Division	Real Estate Securities Class 1 Division	Rydex Basic Materials Division (1)	Rydex Utilities Division (1)

Net assets as of January 1, 2018	$916,109	$75,297,380	$—	$—
Increase (decrease) in net assets
Operations:
Net investment income (loss)	11,844	1,283,173	—	—
Total realized gains (losses) on investments	17,461	6,048,897	—	—
Change in net unrealized appreciation (depreciation)
of investments	(185,412)	(10,397,871)	—	—
Net gains (losses) on investments	(156,107)	(3,065,801)	—	—
Net increase (decrease) in net assets resulting from operations	(156,107)	(3,065,801)	—	—
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	127,816	20,029,403	—	—
Contract terminations and surrenders	(107,242)	(3,222,668)	—	—
Death benefit payments	(145)	(125,665)	—	—
Policy loan transfers	(4,711)	(204,421)	—	—
Transfers to other contracts	(139,611)	(19,020,210)	—	—
Cost of insurance and administration charges	(8,443)	(1,747,247)	—	—
Mortality and expenses charges	(1,676)	(180,463)	—	—
Surrender charges	8	4,957	—	—
Increase (decrease) in net assets from policy related transactions	(134,004)	(4,466,314)	—	—
Total increase (decrease)	(290,111)	(7,532,115)	—	—
Net assets as of December 31, 2018	625,998	67,765,265	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9,814	1,421,004	—	—
Total realized gains (losses) on investments	5,427	5,608,334	2,307	2
Change in net unrealized appreciation (depreciation)
of investments	151,170	13,594,091	21,353	527
Net gains (losses) on investments	166,411	20,623,429	23,660	529
Net increase (decrease) in net assets resulting from operations	166,411	20,623,429	23,660	529
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	373,028	19,893,942	396,329	33,992
Contract terminations and surrenders	(15,319)	(4,057,838)	—	—
Death benefit payments	—	(413,319)	—	—
Policy loan transfers	701	(331,379)	—	—
Transfers to other contracts	(126,845)	(19,309,928)	(51,647)	(431)
Cost of insurance and administration charges	(7,504)	(1,734,235)	(2,071)	(242)
Mortality and expenses charges	(1,552)	(182,445)	(287)	(33)
Surrender charges	—	58,776	—	—
Increase (decrease) in net assets from policy related transactions	222,509	(6,076,426)	342,324	33,286
Total increase (decrease)	388,920	14,547,003	365,984	33,815
Net assets as of December 31, 2019	$1,014,918	$82,312,268	$365,984	$33,815

(1) Commenced operations June 11, 2018.

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	SAM Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 1 Division

Net assets as of January 1, 2018	$77,136,822	$42,523,622	$62,036,232	$23,581,724
Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,306,481	1,527,341	1,760,899	864,186
Total realized gains (losses) on investments	2,925,213	1,388,532	3,827,689	282,025
Change in net unrealized appreciation (depreciation)
of investments	(8,993,883)	(4,517,618)	(9,775,722)	(1,560,037)
Net gains (losses) on investments	(3,762,189)	(1,601,745)	(4,187,134)	(413,826)
Net increase (decrease) in net assets resulting from operations	(3,762,189)	(1,601,745)	(4,187,134)	(413,826)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	12,482,470	9,243,890	13,843,090	7,334,308
Contract terminations and surrenders	(3,576,412)	(1,329,936)	(2,818,823)	(1,402,568)
Death benefit payments	(477,271)	(207,087)	(204,803)	(120,472)
Policy loan transfers	(194,214)	(186,486)	(371,308)	(395,774)
Transfers to other contracts	(7,218,191)	(3,355,261)	(6,762,491)	(7,023,029)
Cost of insurance and administration charges	(2,908,753)	(1,134,657)	(2,026,456)	(720,061)
Mortality and expenses charges	(257,253)	(137,634)	(197,673)	(63,804)
Surrender charges	(73,037)	24,374	(35,224)	(16,751)
Increase (decrease) in net assets from policy related transactions	(2,222,661)	2,917,203	1,426,312	(2,408,151)
Total increase (decrease)	(5,984,850)	1,315,458	(2,760,822)	(2,821,977)
Net assets as of December 31, 2018	71,151,972	43,839,080	59,275,410	20,759,747

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,976,014	1,486,970	1,222,199	794,216
Total realized gains (losses) on investments	2,404,797	697,717	4,300,419	547,224
Change in net unrealized appreciation (depreciation)
of investments	9,653,980	5,116,675	8,556,336	1,426,489
Net gains (losses) on investments	14,034,791	7,301,362	14,078,954	2,767,929
Net increase (decrease) in net assets resulting from operations	14,034,791	7,301,362	14,078,954	2,767,929
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	10,827,537	10,048,622	10,662,792	6,653,612
Contract terminations and surrenders	(3,172,092)	(1,747,328)	(3,689,111)	(970,691)
Death benefit payments	(321,906)	(2,757)	(208,183)	(22,079)
Policy loan transfers	(625,752)	(15,565)	(637,659)	(198,402)
Transfers to other contracts	(6,679,772)	(4,793,118)	(6,861,435)	(3,179,009)
Cost of insurance and administration charges	(2,944,941)	(1,182,946)	(1,962,491)	(721,658)
Mortality and expenses charges	(240,425)	(136,019)	(172,442)	(61,491)
Surrender charges	(87,659)	(111,094)	(218,525)	16,927
Increase (decrease) in net assets from policy related transactions	(3,245,010)	2,059,795	(3,087,054)	1,517,209
Total increase (decrease)	10,789,781	9,361,157	10,991,900	4,285,138
Net assets as of December 31, 2019	$81,941,753	$53,200,237	$70,267,310	$25,044,885

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	SAM Strategic Growth Portfolio Class 1 Division	Short-Term Income Class 1 Division	SmallCap Class 1 Division	T. Rowe Price Equity Income Portfolio II Division

Net assets as of January 1, 2018	$59,384,372	$43,851,281	$90,502,201	$2,646,203
Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,419,688	926,195	258,468	35,040
Total realized gains (losses) on investments	3,828,045	(185,301)	11,482,218	184,257
Change in net unrealized appreciation (depreciation)
of investments	(10,305,026)	(304,007)	(20,264,477)	(392,237)
Net gains (losses) on investments	(5,057,293)	436,887	(8,523,791)	(172,940)
Net increase (decrease) in net assets resulting from operations	(5,057,293)	436,887	(8,523,791)	(172,940)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	9,063,449	16,913,763	14,112,031	5,311,194
Contract terminations and surrenders	(2,172,381)	(2,394,276)	(5,473,325)	(640,276)
Death benefit payments	(20,679)	(45,417)	(202,659)	(29,410)
Policy loan transfers	(507,571)	(147,549)	(420,340)	(3,378)
Transfers to other contracts	(4,639,820)	(13,123,423)	(16,427,787)	(5,413,888)
Cost of insurance and administration charges	(1,808,299)	(1,022,522)	(2,153,059)	(26,698)
Mortality and expenses charges	(175,024)	(111,907)	(194,909)	(4,994)
Surrender charges	(183,208)	32,191	(5,830)	355
Increase (decrease) in net assets from policy related transactions	(443,533)	100,860	(10,765,878)	(807,095)
Total increase (decrease)	(5,500,826)	537,747	(19,289,669)	(980,035)
Net assets as of December 31, 2018	53,883,546	44,389,028	71,212,532	1,666,168

Increase (decrease) in net assets
Operations:
Net investment income (loss)	958,079	1,384,146	265,903	34,902
Total realized gains (losses) on investments	3,775,506	(6,563)	14,168,274	66,552
Change in net unrealized appreciation (depreciation)
of investments	9,926,175	896,877	4,693,210	322,264
Net gains (losses) on investments	14,659,760	2,274,460	19,127,387	423,718
Net increase (decrease) in net assets resulting from operations	14,659,760	2,274,460	19,127,387	423,718
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	9,040,812	23,319,861	10,973,437	8,973,673
Contract terminations and surrenders	(2,320,605)	(2,269,251)	(5,136,278)	(174,790)
Death benefit payments	(160,931)	(59,782)	(379,494)	—
Policy loan transfers	(676,978)	(351,408)	(111,919)	342
Transfers to other contracts	(4,154,711)	(10,092,181)	(9,724,425)	(8,810,254)
Cost of insurance and administration charges	(1,743,187)	(1,176,789)	(2,154,134)	(20,734)
Mortality and expenses charges	(147,688)	(129,383)	(196,651)	(4,128)
Surrender charges	(55,683)	40,270	19,642	—
Increase (decrease) in net assets from policy related transactions	(218,971)	9,281,337	(6,709,822)	(35,891)
Total increase (decrease)	14,440,789	11,555,797	12,417,565	387,827
Net assets as of December 31, 2019	$68,324,335	$55,944,825	$83,630,097	$2,053,995

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	T. Rowe Price Health Sciences Portfolio II Division	Templeton Developing Markets VIP Class 2 Division	Templeton Foreign VIP Class 2 Division	Templeton Global Bond VIP Class 2 Division

Net assets as of January 1, 2018	$1,827	$7,663,589	$15,452,388	$19,533,250
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	64,363	404,015	(7)
Total realized gains (losses) on investments	105,521	(39,395)	121,679	(220,265)
Change in net unrealized appreciation (depreciation)
of investments	(162,107)	(1,307,897)	(2,947,925)	625,765
Net gains (losses) on investments	(56,586)	(1,282,929)	(2,422,231)	405,493
Net increase (decrease) in net assets resulting from operations	(56,586)	(1,282,929)	(2,422,231)	405,493
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,620,981	7,342,200	4,380,124	9,445,058
Contract terminations and surrenders	—	(261,571)	(491,657)	(1,475,475)
Death benefit payments	—	(47,174)	(61,035)	(63,289)
Policy loan transfers	1,825	(24,348)	(101,207)	(24,995)
Transfers to other contracts	(529,541)	(6,614,471)	(3,525,215)	(7,229,181)
Cost of insurance and administration charges	(8,863)	(140,707)	(206,918)	(397,986)
Mortality and expenses charges	(1,690)	(22,279)	(29,722)	(51,665)
Surrender charges	—	1,260	17,484	37,553
Increase (decrease) in net assets from policy related transactions	1,082,712	232,910	(18,146)	240,020
Total increase (decrease)	1,026,126	(1,050,019)	(2,440,377)	645,513
Net assets as of December 31, 2018	1,027,953	6,613,570	13,012,011	20,178,763

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	80,155	216,001	1,515,634
Total realized gains (losses) on investments	74,026	593,707	118,617	114,173
Change in net unrealized appreciation (depreciation)
of investments	235,566	1,212,547	1,190,346	(1,203,814)
Net gains (losses) on investments	309,592	1,886,409	1,524,964	425,993
Net increase (decrease) in net assets resulting from operations	309,592	1,886,409	1,524,964	425,993
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	583,692	9,141,178	3,570,580	9,298,535
Contract terminations and surrenders	(505)	(363,083)	(357,644)	(1,048,363)
Death benefit payments	—	—	(39,767)	(20,118)
Policy loan transfers	(5,272)	(42,871)	(10,347)	(21,050)
Transfers to other contracts	(424,962)	(7,924,249)	(4,766,458)	(5,806,403)
Cost of insurance and administration charges	(11,684)	(163,314)	(179,972)	(416,866)
Mortality and expenses charges	(2,274)	(25,877)	(25,919)	(54,932)
Surrender charges	—	13,067	14,513	28,641
Increase (decrease) in net assets from policy related transactions	138,995	634,851	(1,795,014)	1,959,444
Total increase (decrease)	448,587	2,521,260	(270,050)	2,385,437
Net assets as of December 31, 2019	$1,476,540	$9,134,830	$12,741,961	$22,564,200

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	TOPS Managed Risk Balanced ETF Class 2 Division	TOPS Managed Risk Growth ETF Class 2 Division	TOPS Managed Risk Moderate Growth ETF Class 2 Division	VanEck Global Hard Assets Class S Division

Net assets as of January 1, 2018	$651,582	$1,192,466	$1,970,611	$1,138,957
Increase (decrease) in net assets
Operations:
Net investment income (loss)	13,248	18,960	10,882	(7)
Total realized gains (losses) on investments	46,747	74,807	150,355	(25,999)
Change in net unrealized appreciation (depreciation)
of investments	(109,629)	(203,562)	(206,725)	(233,816)
Net gains (losses) on investments	(49,634)	(109,795)	(45,488)	(259,822)
Net increase (decrease) in net assets resulting from operations	(49,634)	(109,795)	(45,488)	(259,822)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	275,734	233,107	241,107	1,147,903
Contract terminations and surrenders	(150)	(12,698)	(19,528)	(13,003)
Death benefit payments	—	—	—	—
Policy loan transfers	(4,244)	(15,897)	31,808	45,394
Transfers to other contracts	(69,572)	(77,047)	(1,467,555)	(554,386)
Cost of insurance and administration charges	(15,979)	(32,891)	(37,792)	(36,186)
Mortality and expenses charges	(1,958)	(5,284)	(6,450)	(2,899)
Surrender charges	6	(20)	(19)	(321)
Increase (decrease) in net assets from policy related transactions	183,837	89,270	(1,258,429)	586,502
Total increase (decrease)	134,203	(20,525)	(1,303,917)	326,680
Net assets as of December 31, 2018	785,785	1,171,941	666,694	1,465,637

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12,580	24,913	16,905	(5)
Total realized gains (losses) on investments	9,858	87,012	35,889	16,497
Change in net unrealized appreciation (depreciation)
of investments	78,254	98,582	63,743	159,428
Net gains (losses) on investments	100,692	210,507	116,537	175,920
Net increase (decrease) in net assets resulting from operations	100,692	210,507	116,537	175,920
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	123,868	296,437	(425,434)	214,449
Contract terminations and surrenders	(2,149)	(8,625)	(12,271)	(252,120)
Death benefit payments	—	—	—	(2,455)
Policy loan transfers	(16,035)	(11,194)	9,805	4
Transfers to other contracts	(391,847)	(206,997)	527,009	(900,267)
Cost of insurance and administration charges	(16,027)	(36,408)	(29,920)	(31,218)
Mortality and expenses charges	(1,807)	(5,548)	(5,235)	(2,266)
Surrender charges	14	(407)	442	(288)
Increase (decrease) in net assets from policy related transactions	(303,983)	27,258	64,396	(974,161)
Total increase (decrease)	(203,291)	237,765	180,933	(798,241)
Net assets as of December 31, 2019	$582,494	$1,409,706	$847,627	$667,396

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	VanEck Global Hard Assets Initial Class Division	Vanguard VIF Balanced Division	Vanguard VIF Equity Index Division	Vanguard VIF Mid-Cap Index Division

Net assets as of January 1, 2018	$9,552,682	$46,265,171	$140,643,850	$76,988,439
Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1,037,676	2,385,750	936,747
Total realized gains (losses) on investments	201,333	2,486,446	10,880,257	4,827,350
Change in net unrealized appreciation (depreciation)
of investments	(2,760,290)	(4,945,234)	(19,154,231)	(13,242,999)
Net gains (losses) on investments	(2,558,957)	(1,421,112)	(5,888,224)	(7,478,902)
Net increase (decrease) in net assets resulting from operations	(2,558,957)	(1,421,112)	(5,888,224)	(7,478,902)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,958,542	15,069,076	56,046,597	40,569,873
Contract terminations and surrenders	(155,673)	(1,713,262)	(4,566,509)	(4,166,383)
Death benefit payments	(23,180)	(97,446)	(1,111,833)	(174,816)
Policy loan transfers	(35,355)	(84,956)	(71,507)	(251,336)
Transfers to other contracts	(4,080,714)	(16,166,187)	(51,126,600)	(31,749,203)
Cost of insurance and administration charges	(133,357)	(661,065)	(1,701,927)	(1,244,424)
Mortality and expenses charges	(20,327)	(127,897)	(320,336)	(195,844)
Surrender charges	610	469	1,772	91,736
Increase (decrease) in net assets from policy related transactions	(489,454)	(3,781,268)	(2,850,343)	2,879,603
Total increase (decrease)	(3,048,411)	(5,202,380)	(8,738,567)	(4,599,299)
Net assets as of December 31, 2018	6,504,271	41,062,791	131,905,283	72,389,140

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1,223,071	2,848,008	1,283,401
Total realized gains (losses) on investments	(897,422)	3,666,147	11,102,239	7,824,696
Change in net unrealized appreciation (depreciation)
of investments	1,538,748	3,656,060	25,343,486	13,847,824
Net gains (losses) on investments	641,326	8,545,278	39,293,733	22,955,921
Net increase (decrease) in net assets resulting from operations	641,326	8,545,278	39,293,733	22,955,921
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,812,189	9,487,406	39,557,401	44,138,566
Contract terminations and surrenders	(360,310)	(1,348,020)	(1,886,733)	(3,430,206)
Death benefit payments	(19)	(46,181)	(57,053)	(74,837)
Policy loan transfers	(8,945)	(455,023)	(133,697)	(630,105)
Transfers to other contracts	(4,462,256)	(16,185,445)	(49,793,065)	(32,501,034)
Cost of insurance and administration charges	(96,932)	(570,386)	(1,567,763)	(1,358,722)
Mortality and expenses charges	(15,285)	(117,151)	(312,747)	(217,392)
Surrender charges	14,670	—	(1)	129,036
Increase (decrease) in net assets from policy related transactions	(2,116,888)	(9,234,800)	(14,193,658)	6,055,306
Total increase (decrease)	(1,475,562)	(689,522)	25,100,075	29,011,227
Net assets as of December 31, 2019	$5,028,709	$40,373,269	$157,005,358	$101,400,367

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2019 and 2018

	Wanger International Division	Wells Fargo VT Index Asset Allocation Class 2 Division	Wells Fargo VT Omega Growth Class 2 Division

Net assets as of January 1, 2018	$1,217,331	$2,827,804	$8,069,976
Increase (decrease) in net assets
Operations:
Net investment income (loss)	28,142	24,498	(55)
Total realized gains (losses) on investments	193,727	283,699	1,232,637
Change in net unrealized appreciation (depreciation)
of investments	(497,897)	(368,487)	(1,271,709)
Net gains (losses) on investments	(276,028)	(60,290)	(39,127)
Net increase (decrease) in net assets resulting from operations	(276,028)	(60,290)	(39,127)
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	837,167	339,176	3,624,513
Contract terminations and surrenders	(51,629)	(212,656)	(155,502)
Death benefit payments	—	(1,132)	(9,820)
Policy loan transfers	7,068	(406,596)	(4,025)
Transfers to other contracts	(325,114)	(487,683)	(1,968,833)
Cost of insurance and administration charges	(23,198)	(64,178)	(122,736)
Mortality and expenses charges	(2,214)	(3,997)	(16,194)
Surrender charges	176	(256)	(101)
Increase (decrease) in net assets from policy related transactions	442,256	(837,322)	1,347,302
Total increase (decrease)	166,228	(897,612)	1,308,175
Net assets as of December 31, 2018	1,383,559	1,930,192	9,378,151

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15,089	17,940	(46)
Total realized gains (losses) on investments	98,642	189,878	1,776,772
Change in net unrealized appreciation (depreciation)
of investments	328,252	115,403	847,546
Net gains (losses) on investments	441,983	323,221	2,624,272
Net increase (decrease) in net assets resulting from operations	441,983	323,221	2,624,272
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	579,324	203,668	1,754,556
Contract terminations and surrenders	(43,380)	(59,324)	(61,615)
Death benefit payments	—	(104,497)	—
Policy loan transfers	16,706	(411,360)	(10,388)
Transfers to other contracts	(283,079)	(229,780)	(7,335,440)
Cost of insurance and administration charges	(38,209)	(60,035)	(85,285)
Mortality and expenses charges	(3,876)	(3,399)	(10,066)
Surrender charges	(42)	(79)	(78)
Increase (decrease) in net assets from policy related transactions	227,444	(664,806)	(5,748,316)
Total increase (decrease)	669,427	(341,585)	(3,124,044)
Net assets as of December 31, 2019	$2,052,986	$1,588,607	$6,254,107

See accompanying notes.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company Variable Life Separate Account (“the Separate Account”) is a segregated investment account of Principal Life Insurance Company (“Principal Life”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of the Separate Account invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2019, contractholder investment options included the following diversified open-end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)
Bond Market Index Account
Core Plus Bond Account
Diversified Balanced Account (11)
Diversified International Account
Equity Income Account
Government & High Quality Bond Account
International Emerging Markets Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
MidCap Account
Principal Capital Appreciation Account (3)
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime 2060 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
Short-Term Income Account
SmallCap Account
Strategic Asset Management (“SAM”) Portfolios:
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio

AllianceBernstein Variable Product Series Fund, Inc.:
Global Thematic Growth Portfolio – Class A
International Growth Portfolio – Class A
International Value Portfolio – Class A
Small Cap Growth Portfolio – Class A
Small/Mid Cap Value Portfolio – Class A

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

American Century Investments®:
VP Capital Appreciation Fund – Class II
VP Income & Growth Fund – Class I
VP Income & Growth Fund – Class II
VP Inflation Protection Fund – Class II
VP International Fund – Class II
VP Mid Cap Value Fund – Class II
VP Ultra® Fund – Class I
VP Ultra® Fund – Class II
VP Value Fund – Class II
American Funds Insurance Series: Blue Chip Income and Growth Fund – Class 2 (4) Global Balanced Fund – Class 2 (12) Global Bond Fund – Class 2 (4)
Growth Fund – Class 2
International Fund – Class 2
    New World Fund – Class 2
BNY Mellon Investment Portfolios:
Core Value Portfolio – Service Shares (15)
MidCap Stock Portfolio – Service Shares (16)
Technology Growth Portfolio – Service Shares (17)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares (18)
BNY Mellon Variable Investment Fund:
Appreciation Portfolio – Service Shares (19)
Opportunistic Small Cap Portfolio – Service Shares (20)
Quality Bond Portfolio – Service Shares (21)

Calvert VP Portfolio:
EAFE International Index – Class F
Investment Grade Bond Index – Class I
Russell 2000 Small Cap Index – Class F
S&P 500 Index
S&P MidCap 400 Index – Class F
ClearBridge Investments:
    Variable Mid Cap Portfolio – Class I Shares (4)
    Variable Small Cap Growth Portfolio – Class I Shares
Delaware VIP® Trust Series:
    High Yield – Service Class
    Small Cap Value – Service Class
    Smid Cap Core – Service Class

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

DWS Variable Series II: Alternative Asset Allocation VIP – Class B Small Mid Cap Value VIP – Class B Fidelity® Variable Insurance Products:
Asset Manager Portfolio – Service Class 2
Contrafund® Portfolio – Initial Class
Contrafund® Portfolio – Service Class 2
Equity-Income Portfolio – Initial Class
Equity-Income Portfolio – Service Class 2 Extended Market Index Portfolio – Service Class 2 (14)
Government Money Market Portfolio – Service Class (6) Growth Portfolio – Service Class 2
High Income Portfolio – Initial Class
High Income Portfolio – Service Class 2 International Index Portfolio – Service Class 2 (14)
Mid Cap Portfolio – Service Class 2 Strategic Income Portfolio – Service Class 2 (10) Total Market Index Portfolio – Service Class 2 (14)
Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Fund – Class 2
Franklin Mutual Global Discovery VIP Fund – Class 2
Franklin Mutual Shares VIP Fund – Class 2
Franklin Rising Dividends VIP Fund – Class 2
Franklin Small Cap Value VIP Fund – Class 2
Franklin Strategic Income VIP Fund – Class 2
Franklin U.S. Government Securities VIP Fund – Class 2
Templeton Developing Markets VIP Fund – Class 2
Templeton Foreign VIP Fund – Class 2
Templeton Global Bond VIP Fund – Class 2
Goldman Sachs Variable Insurance Trust, Small Cap Equity Insights Fund – Institutional Shares
Invesco V.I. Fund:
American Franchise Fund – Series I Shares American Franchise Fund – Series II Shares American Value Fund – Series I Shares (4) Core Equity Fund – Series I Shares
Core Equity Fund – Series II Shares Global Real Estate Fund – Series I Shares
Health Care Fund – Series I Shares International Growth Fund – Series I Shares
Mid Cap Core Equity Fund – Series II Shares
Mid Cap Growth Fund – Series I Shares Oppenheimer Main Street Small Cap Fund – Series II (22) Small Cap Equity Fund – Series I Shares
Technology Fund – Series I Shares

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

Janus Henderson Series:
Balanced Portfolio – Service Shares
Enterprise Portfolio – Service Shares
Flexible Bond Portfolio – Service Shares
Forty Portfolio – Service Shares
Global Research Portfolio – Service Shares Global Technology Portfolio – Service Shares (14) Overseas Portfolio – Service Shares
JPMorgan Insurance Trust:
Core Bond Portfolio – Class 1 Shares
Small Cap Core Portfolio – Class 1 Shares
Lord Abbett Series Fund: Developing Growth Portfolio – Class VC (7) MFS®: Blended Research Small Cap Equity Portfolio – Service Class (7) Global Equity Series – Service Class
Growth Series – Service Class
Inflation-Adjusted Bond Portfolio – Service Class (4) International Intrinsic Value Portfolio – Service Class (23) Mid Cap Growth Series – Service Class
Mid Cap Value Portfolio – Service Class (4) New Discovery Series – Service Class New Discovery Value Portfolio – Service Class (7) Research International Series – Service Class (2)
Total Return Series – Service Class
Utilities Series – Service Class
Value Series – Service Class
Neuberger Berman Advisors Management Trust:
Mid Cap Growth Portfolio – Class S (5) Sustainable Equity Portfolio – I Class Shares (13)
PIMCO:
All Asset Portfolio – Administrative Class
Commodity Real Return Strategy Portfolio – Administrative Class
Emerging Market Bond Portfolio – Administrative Class
High Yield Portfolio – Administrative Class

Long-Term U.S. Government Portfolio – Administrative Class Low Duration Portfolio – Administration Class (7) Real Return Portfolio – Administrative Class
Short-Term Portfolio – Administrative Class
Total Return Portfolio – Administrative Class
Putnam Variable Trust:
Equity Income Fund – Class IB (9)
Growth Opportunities Fund – Class IB (8) International Equity Fund – Class IB

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

Rydex VI Fund: Rydex Basic Materials (12) Rydex Utilities (12) T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio – II Health Sciences Portfolio – II (10) TOPS Managed Risk Series: Balanced ETF Portfolio – Class 2 Growth ETF Portfolio – Class 2 Moderate Growth ETF Portfolio – Class 2
VanEck VIP Trust:
VanEck VIP Global Hard Assets Fund – Class S Shares VanEck VIP Global Hard Assets Fund – Initial Class Shares
Vanguard Variable Insurance Fund:
Balanced Portfolio
Equity Index Portfolio
Mid-Cap Index Portfolio
Wanger International (4) Wells Fargo Variable Trust Funds®:
Index Asset Allocation Fund – Class 2
Omega Growth Fund – Class 2

(1)	Organized by Principal Life.

(2)	Commenced operations March 27, 2015.

(3)	Commenced operations April 17, 2015.

(4)	Commenced operations May 18, 2015.

(5)	Commenced operations November 6, 2015.

(6)	Commenced operations February 8, 2016.

(7)	Commenced operations May 23, 2016.

(8)	Commenced operations November 18, 2016.

(9)	Commenced operations May 12, 2017.

(10)	Commenced operations May 15, 2017.

(11)	Commenced operations May 26, 2017.

(12)	Commenced operations June 11, 2018.

(13)	Commenced operations April 29, 2019.

(14)	Commenced operations June 7, 2019.

(15)	Represented the operations of Dreyfus IP Core Value Service Shares Division until June 2, 2019.

(16)	Represented the operations of Dreyfus IP MidCap Stock Service Shares Division until June 2, 2019.

(17)	Represented the operations of Dreyfus IP Technology Growth Service Shares Division until June 2, 2019.

(18)	Represented the operations of Dreyfus Sustainable U.S. Equity Service Shares Division until June 2, 2019.

(19)	Represented the operations of Dreyfus VIF Appreciation Service Shares Division until June 2, 2019.

(20)	Represented the operations of Dreyfus VIF Opportunistic Small Cap Service Shares Division until June 2, 2019.

(21)	Represented the operations of Dreyfus VIF Quality Bond Service Shares Division until June 2, 2019.

(22)	Represented the operations of Oppenheimer Main Street Small Cap Shares Division until May 24, 2019.

(23)	Represented the operations of MFS International Value Service Class Division until June 6, 2019.

Commenced operations date is the date the division became available to contractholders.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

During 2019, the following divisions were liquidated and subsequently reinvested:

			Transferred
Date	Liquidation Division	Reinvested Division	Assets
June 8, 2019	LargeCap Growth Class 1	LargeCap Growth I Class 1	$57,531,020
July 31, 2019	Lord Abbett Series Fund International Opportunities Class VC	Fidelity VIP Government Money Market Service Class	442,054
June 8, 2019	Multi-Asset Income Class 1	SAM Flexible Income Portfolio Class 1	77,761
April 30, 2019	Neuberger Berman AMT Guardian Class I	Neuberger Berman AMT Sustainable Equity I Class	3,747,383
April 30, 2019	Neuberger Berman AMT Large Cap Value Class I	Neuberger Berman AMT Sustainable Equity I Class	5,945,527

The assets of the Separate Account are owned by Principal Life. The assets of the Separate Account support the following variable life insurance contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life:

Principal® Benefit Variable Universal Life contracts;
Principal® Benefit Variable Universal Life II contracts;
Principal® Executive Variable Universal Life contracts;
Principal® Executive Variable Universal Life II contracts;
Principal® Flexible Variable Life contracts;
PrinFlex Life® contracts;
Principal® Survivorship Flexible Premium Variable Universal Life contracts;
Principal® Variable Universal Life Accumulator contracts;
Principal® Variable Universal Life Accumulator II contracts;
Principal® Variable Universal Life Income contracts;
Principal® Variable Universal Life Income II contracts and
Principal® Variable Universal Life Income IV contracts.

Sales of Principal® Variable Universal Life Income IV began in October 2019 and disclosures in the financial statements and footnotes do not reflect a full twelve months of activity for that product.
Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of the Separate Account in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2019. Realized capital gains (losses) on sales of investments are determined on the basis of specific identification under the first-in, first-out method. Investment transactions are accounted for on a trade date basis. Dividends and realized gains (losses) on investments are recognized on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the funds on the payable date.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•	Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, the investments fall into Level 1 of the fair value hierarchy.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses and charges:

Principal® Benefit Variable Universal Life contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.40% of the net policy value in years one through ten and 0.30% thereafter to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In all years, a sales charge of 6.50% of premiums less than or equal to target premium is deducted from each payment on behalf of each participant. The sales charge in excess of target premium is reduced to 5.00% in years one through five. After the fifth year, the sales charge is 6.50% of premiums paid. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Benefit Variable Universal Life II contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.70% of the net policy value to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In policy years one through five, a sales charge of 6.70% of premiums paid up to target premium and 5.20% of premiums paid in excess of target premium is deducted from each payment on behalf of each participant. In policy years six and thereafter, a sales charge of 6.70% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

Principal® Executive Variable Universal Life contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.30% of the net policy value to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge is deducted from each payment on behalf of each participant, as follows:

Year	Policies Issued Prior to April 1, 2007	Policies Issued April 1, 2007 and After
First year	4.50% of premiums paid	3.75% of premiums paid
Years two through five	7.00% of premiums paid (up to target premium)	7.00% of premiums paid (up to target premium)
Years six through ten	3.00% of premiums paid (up to target premium)	3.00% of premiums paid (up to target premium)
After year ten	No sales charge is deducted.	No sales charge is deducted.

A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to     their transfer to the Separate Account.

Principal® Executive Variable Universal Life II contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted monthly at an annual rate of 0.20% of the net policy value to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 3.75% of premiums paid is deducted from each payment on behalf of each participant. In years two through five, a sales charge of 7.00% of premiums paid is deducted from each payment on behalf of each participant. In years six through ten, a sales charge of 5.75% of premiums paid is deducted from each payment on behalf of each participant. Each year thereafter, a sales charge of 3.00% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Flexible Variable Life contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a monthly reduction of the unit value equivalent to an annual rate of 0.75% of the policy value. An annual administration charge of $60 for each policy and a cost of insurance charge, which is based on Principal Life’s expected future mortality experience, are deducted on a monthly basis through the redemption of units as compensation for administrative and insurance expenses, respectively. A sales charge of 5.00% and a tax charge of 2.00% are deducted from premium payments made on behalf of each participant. The sales and tax charges are deducted from the contributions by Principal Life prior to their transfer to the Separate Account. In addition, a surrender charge up to a maximum of 25.00% of the minimum first year premium may be imposed upon total surrender or termination of a policy for insufficient value.

PrinFlex Life® contracts – Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.90% of the division values through the ninth policy year. Each month thereafter, the charge will be deducted at an annual rate of 0.27% of the division values. A monthly administration charge of $0.60 for each $1,000 of policy face amount (with a maximum charge of $25 per month) will be deducted from policies in their first policy year. After the first policy year, the administration charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is also deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 2.75% of premiums paid less than or equal to target premium and 0.75% of premiums in excess of target is deducted from premium payments on behalf of each participant. A tax charge of 2.20% for state and local taxes and 1.25% for federal taxes is also deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

Principal® Survivorship Flexible Premium Variable Universal Life contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.80% of the division values through the ninth policy year. Each month thereafter, the charge is deducted at an annual rate of 0.30% of the division values. A monthly administration charge of $8 is deducted from policies. An additional monthly administration charge of $0.08 per $1,000 of face amount is deducted in the first ten years (and ten years after an increase in the face amount). The charge of $0.08 is increased by $0.005 per $1,000 for each insured classified as a smoker. In years 11 through 20 (after issue or adjustment) an additional monthly charge of $0.04 per $1,000 of face amount is deducted. After policy year 21, an additional monthly charge of $0.02 per $1,000 of face amount is deducted. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is also deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In policy years one through ten, a sales charge of 5.00% of premiums paid less than or equal to target premium and 2.00% of premiums paid in excess of target is deducted from each payment on behalf of each participant. Each year thereafter, a sales charge of 2.00% of premiums paid is deducted from each premium payment on behalf of each participant. A tax charge of 2.20% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Variable Universal Life Accumulator contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. Each month thereafter, the charge will be deducted at a rate equivalent to 0.20% of the policy value per year. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.00% of premiums paid is deducted from each payment on behalf of each participant during the first five policy years. A tax charge of 2.20% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Variable Universal Life Accumulator II contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. Each month thereafter, the charge will be deducted at a rate equivalent to 0.20% of the policy value per year. The current monthly administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.00% of premiums paid up to surrender target premium and a sale charge of 1.25% of premiums in excess of surrender target premium is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Variable Universal Life Income contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. The current monthly administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.00% of premiums paid (without the surrender charge adjustment rider) is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

Principal® Variable Universal Life Income II contracts – For policies issued prior to May 18, 2009, asset based charges assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the asset value of each policy. The current administrative charge is $25 per month. A cost of insurance charge, which is based on Principal Life's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.00% of premiums is deducted from each payment on behalf of each participant. A sales charge of 3.25% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant during the first policy year. Each year thereafter, a sales charge of 3.00% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account. For policies issued May 18, 2009 and after, asset based charges assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.50% of the asset value of each policy through the tenth policy year. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on Principal Life's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.00% of premiums is deducted from each payment on behalf of each participant. A sales charge of 3.25% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant during the first policy year. Each year thereafter, a sales charge of 3.00% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal® Variable Universal Life Income IV contracts - The current administrative charge is $25 per month during the first policy year.  After the first policy year, the administration charge is $10 per month. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units.  A sales charge of 4.00% of premiums paid up to target premium is deducted from each payment on behalf of each participant during the first policy year.  In policy years two and later, the sales charge is 2.00% of premiums paid up to target premium. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.
During the year ended December 31, 2019, investment advisory and management fees were paid indirectly to Principal Global Investors, LLC (“Manager”) (wholly owned by Principal Financial Services, Inc.), in its capacity as advisor to Principal Variable Contracts Funds, Inc. A portion of the management fee is paid by the Manager to the sub-advisor of each of the divisions, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The Principal LifeTime Accounts do not pay investment advisory and management fees.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

The annual rates used in this calculation for each of the other divisions are shown in the following tables:

	Net Assets of Accounts
	(in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Core Plus Bond Account	0.50%	0.45%	0.40%	0.35%	0.30%
Equity Income Account	0.60	0.55	0.50	0.45	0.40
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
MidCap Account	0.65	0.60	0.55	0.50	0.45
Real Estate Securities Account	0.90	0.85	0.80	0.75	0.70
SmallCap Account	0.85	0.80	0.75	0.70	0.65

	Net Assets of Accounts
	(in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05

Net Assets of Accounts
(in millions)
	First $200	Next $300	Over $500
Short-Term Income Account	0.50%	0.45%	0.40%

Net Assets of Accounts
(in millions)
	First $500	Over $500
Principal Capital Appreciation Account	0.625%	0.500%

Net Assets of Accounts
(in millions)
	First $2,000	Over $2,000
Government & High Quality Bond Account	0.50%	0.45%

	All Net Assets
Bond Market Index Account (Effective July 1, 2019)	0.14%
Bond Market Index Account (Prior to July 1, 2019)	0.25
Diversified Balanced Account	0.05
LargeCap S&P 500 Index Account	0.25

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

The Manager has contractually agreed to limit the expenses (including acquired fund fees and expenses, but excluding interest expense, expenses related to fund investments, and other extraordinary expenses) for certain classes of shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the divisions through the fiscal year end, provided no reimbursement will be made if it would result in the divisions exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits, were as follows:

	From January 1, 2019 through April 30, 2019
	Class 1	Expiration
SAM Balanced Portfolio	0.86%	April 30, 2019
SAM Conservative Balanced Portfolio	0.84	April 30, 2019
SAM Conservative Growth Portfolio	0.99	April 30, 2019
SAM Strategic Growth Portfolio	0.99	April 30, 2019

The Manager has contractually agreed to limit the Separate Account’s management and investment advisory fees for certain of the divisions. The expense limit will reduce the Separate Account’s management and investment advisory fees by the following amounts:

	From January 1, 2019 through December 31, 2019
	All Classes	Expiration
Bond Market Index Account	0.100%	June 30, 2019
International Emerging Markets Account	0.015	April 30, 2020
LargeCap Growth Account I	0.016	April 30, 2020
Real Estate Securities Account	0.020	April 30, 2020

The Manager has contractually agreed to limit the expenses (excluding interest expense, expense related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits were as follows:

	From January 1, 2019 through December 31, 2019
	Class 1	Expiration
International Emerging Markets Account	1.20%	April 30, 2020
LargeCap Growth Account I	0.69^	April 30, 2021
Principal LifeTime 2060 Account	0.10	April 30, 2020

^Period from June 10, 2019 through December 31, 2019. Prior to June 10, 2019, there was no contractual limit.

The Manager has contractually agreed to reduce the Short-Term Income Account’s expenses by 0.01% through the period ended April 30, 2020.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

3. Federal Income Taxes

The operations of the Separate Account are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of the Separate Account.

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the year ended December 31, 2019:

Division	Purchases	Sales

AllianceBernstein Global Thematic Growth Class A	$486,949	$992,852

AllianceBernstein International Growth Class A	$108,661	$95,176

AllianceBernstein International Value Class A	$577,779	$831,333

AllianceBernstein Small Cap Growth Class A	$772,962	$773,683

AllianceBernstein Small/Mid Cap Value Class A	$2,511,531	$1,878,745

American Century VP Capital Appreciation Class II	$313,029	$341,008

American Century VP Income & Growth Class I	$504,563	$383,982

American Century VP Income & Growth Class II	$3,901,799	$3,652,607

American Century VP Inflation Protection Class II	$236,850	$302,364

American Century VP International Class II	$1,625,378	$549,605

American Century VP Mid Cap Value Class II	$12,471,834	$11,798,632

American Century VP Ultra Class I	$526,140	$359,705

American Century VP Ultra Class II	$1,683,556	$1,783,132

American Century VP Value Class II	$5,601,324	$6,824,806

American Funds Insurance Series Blue Chip Income and Growth Class 2	$7,399,011	$3,696,182

American Funds Insurance Series Global Balanced Class 2	$4,384,406	$3,612,541

American Funds Insurance Series Global Bond Class 2	$767,772	$157,321

American Funds Insurance Series Growth Fund Class 2	$8,884,589	$6,033,362

American Funds Insurance Series International Fund Class 2	$16,194,758	$10,040,225

American Funds Insurance Series New World Fund Class 2	$8,825,684	$4,661,775

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

Division	Purchases	Sales

BNY Mellon IP Core Value Service Shares	$257,835	$202,685

BNY Mellon IP MidCap Stock Service Shares	$154,799	$109,784

BNY Mellon IP Technology Growth Service Shares	$2,110,346	$1,805,143

BNY Mellon Sustainable U.S. Equity Service Shares	$139,421	$183,161

BNY Mellon VIF Appreciation Service Shares	$1,262,058	$936,465

BNY Mellon VIF Opportunistic Small Cap Service Shares	$1,494,353	$1,292,141

BNY Mellon VIF Quality Bond Service Shares	$582,101	$225,602

Bond Market Index Class 1	$10,803,532	$5,291,639

Calvert EAFE International Index Class F	$3,342,928	$993,935

Calvert Investment Grade Bond Index Class I	$1,192,931	$843,435

Calvert Russell 2000 Small Cap Index Class F	$22,277,832	$18,710,493

Calvert S&P 500 Index Portfolio	$423,282	$429,083

Calvert S&P MidCap 400 Index Class F	$564,956	$278,138

ClearBridge Mid Cap Class I	$200,586	$264,364

ClearBridge Small Cap Growth Class I	$11,608,455	$9,760,561

Core Plus Bond Class 1	$48,602,540	$28,495,938

Delaware High Yield Service Class	$347,593	$389,749

Delaware Small Cap Value Service Class	$5,525,932	$5,141,154

Delaware Smid Cap Core Service Class	$486,682	$598,079

Diversified Balanced Class 1	$2,293,306	$1,980,735

Diversified International Class 1	$35,233,172	$31,814,948

DWS Alternative Asset Allocation Class B	$174,451	$662,792

DWS Small Mid Cap Value Class B	$461,630	$735,919

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

Division	Purchases	Sales

Equity Income Class 1	$26,713,156	$27,010,176

Fidelity VIP Asset Manager Service Class 2	$407,074	$1,473,084

Fidelity VIP Contrafund Initial Class	$11,072,853	$9,759,654

Fidelity VIP Contrafund Service Class 2	$20,384,800	$24,866,100

Fidelity VIP Equity-Income Initial Class	$3,177,240	$3,309,867

Fidelity VIP Equity-Income Service Class 2	$4,552,431	$3,148,368

Fidelity VIP Extended Market Index Service Class 2	$5,743	$228

Fidelity VIP Government Money Market Service Class	$320,992,412	$295,676,246

Fidelity VIP Growth Service Class 2	$3,808,926	$6,305,008

Fidelity VIP High Income Initial Class	$945,917	$1,119,066

Fidelity VIP High Income Service Class 2	$9,348,144	$8,365,954

Fidelity VIP International Index Service Class 2	$696,884	$167,949

Fidelity VIP Mid Cap Service Class 2	$14,352,647	$17,152,031

Fidelity VIP Strategic Income Service Class 2	$4,153,915	$902,197

Fidelity VIP Total Market Index Service Class 2	$311,651	$1,349

Franklin Income VIP Class 2	$5,710,449	$4,362,686

Franklin Mutual Global Discovery VIP Class 2	$5,238,484	$10,187,875

Franklin Mutual Shares VIP Class 2	$2,684,427	$1,668,770

Franklin Rising Dividends VIP Class 2	$6,819,016	$6,045,358

Franklin Small Cap Value VIP Class 2	$8,428,327	$6,724,837

Franklin Strategic Income VIP Class 2	$9,699,745	$10,522,802

Franklin U.S. Government Securities VIP Class 2	$268,837	$1,330,223

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

Division	Purchases	Sales

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	$714,191	$743,336

Government & High Quality Bond Class 1	$25,098,420	$15,634,567

International Emerging Markets Class 1	$10,632,951	$12,162,247

Invesco American Franchise Series I	$529,671	$348,402

Invesco American Franchise Series II	$564,213	$270,507

Invesco American Value Series I	$48,492	$16,799

Invesco Core Equity Series I	$1,217,604	$1,023,253

Invesco Core Equity Series II	$2,179,400	$1,973,109

Invesco Global Real Estate Series I	$404,303	$384,872

Invesco Health Care Series I	$10,219,573	$11,213,126

Invesco International Growth Series I	$4,411,106	$8,794,020

Invesco Mid Cap Core Equity Series II	$133,245	$161,631

Invesco Mid Cap Growth Series I	$1,400,271	$1,493,350

Invesco Oppenheimer Main Street Small Cap Series II	$3,180,624	$2,942,531

Invesco Small Cap Equity Series I	$2,356,482	$2,091,242

Invesco Technology Series I	$7,478,335	$8,182,686

Janus Henderson Balanced Service Shares	$10,914,541	$7,543,435

Janus Henderson Enterprise Service Shares	$27,332,818	$18,146,217

Janus Henderson Flexible Bond Service Shares	$18,470,051	$24,004,531

Janus Henderson Forty Service Shares	$7,535,060	$8,023,895

Janus Henderson Global Research Service Shares	$2,789,465	$2,797,705

Janus Henderson Global Technology Service Shares	$370,145	$3,443

Janus Henderson Overseas Service Shares	$9,411,118	$9,896,557

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

Division	Purchases	Sales

JP Morgan Core Bond Class I	$1,266,338	$852,776

JP Morgan Small Cap Core Class I	$955,038	$1,273,442

LargeCap Growth I Class 1	$160,478,657	$86,385,898

LargeCap S&P 500 Index Class 1	$84,110,722	$68,026,466

Lord Abbett Series Fund Developing Growth Class VC	$556,307	$393,635

MFS Blended Research Small Cap Equity Service Class	$1,367,407	$593,949

MFS Global Equity Service Class	$4,561,192	$2,220,987

MFS Growth Service Class	$15,044,946	$11,863,709

MFS Inflation-Adjusted Bond Service Class	$316,127	$69,035

MFS International Intrinsic Value Service Class	$10,047,636	$4,121,565

MFS Mid Cap Growth Service Class	$282,504	$2,141,261

MFS Mid Cap Value Portfolio Service Class	$1,882,803	$304,472

MFS New Discovery Service Class	$13,517,219	$11,875,802

MFS New Discovery Value Service Class	$798,157	$166,363

MFS Research International Portfolio Service Class	$493,916	$359,280

MFS Total Return Service Class	$1,060,835	$634,885

MFS Utilities Service Class	$1,686,090	$1,683,049

MFS Value Service Class	$10,315,344	$8,530,846

MidCap Class 1	$54,514,617	$43,989,444

Neuberger Berman AMT Mid Cap Growth Portfolio Class S	$188,363	$151,817

Neuberger Berman AMT Sustainable Equity I Class	$10,959,183	$1,435,072

PIMCO All Asset Administrative Class	$553,398	$1,306,469

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

Division	Purchases	Sales

PIMCO Commodity Real Return Strategy Administrative Class	$407,657	$350,822

PIMCO Emerging Market Bond Administrative Class	$3,686,161	$3,698,853

PIMCO High Yield Administrative Class	$13,762,884	$11,036,147

PIMCO Long-Term U.S. Government Administrative Class	$420,311	$920,010

PIMCO Low Duration Administrative Class	$1,311,284	$261,979

PIMCO Real Return Administrative Class	$7,148,325	$5,828,542

PIMCO Short-Term Administrative Class	$19,529,660	$8,888,282

PIMCO Total Return Administrative Class	$25,754,586	$23,494,559

Principal Capital Appreciation Class 1	$4,610,492	$3,445,207

Principal LifeTime 2010 Class 1	$7,030,723	$7,438,606

Principal LifeTime 2020 Class 1	$71,930,996	$62,973,916

Principal LifeTime 2030 Class 1	$73,612,949	$48,641,505

Principal LifeTime 2040 Class 1	$39,038,179	$28,810,714

Principal LifeTime 2050 Class 1	$9,553,359	$7,112,018

Principal LifeTime 2060 Class 1	$5,821,782	$3,684,144

Principal LifeTime Strategic Income Class 1	$9,762,708	$3,918,478

Putnam VT Equity Income Class IB	$101,027	$159,123

Putnam VT Growth Opportunities Class IB	$6,436,426	$4,441,929

Putnam VT International Equity Class IB	$384,100	$150,519

Real Estate Securities Class 1	$26,550,885	$25,970,990

Rydex Basic Materials	$397,674	$54,005

Rydex Utilities	$33,992	$706

SAM Balanced Portfolio Class 1	$15,640,365	$14,074,546

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

Division	Purchases	Sales

SAM Conservative Balanced Portfolio Class 1	$12,571,642	$7,988,842

SAM Conservative Growth Portfolio Class 1	$14,932,305	$13,750,830

SAM Flexible Income Portfolio Class 1	$8,098,969	$5,136,767

SAM Strategic Growth Portfolio Class 1	$13,227,339	$9,260,279

Short-Term Income Class 1	$24,704,402	$14,038,919

SmallCap Class 1	$23,940,545	$17,684,660

T. Rowe Price Equity Income Portfolio II	$9,117,093	$9,009,564

T. Rowe Price Health Sciences Portfolio II	$648,168	$444,697

Templeton Developing Markets VIP Class 2	$9,221,333	$8,506,327

Templeton Foreign VIP Class 2	$3,915,510	$5,365,594

Templeton Global Bond VIP Class 2	$10,814,176	$7,339,099

TOPS Managed Risk Balanced ETF Class 2	$152,661	$427,852

TOPS Managed Risk Growth ETF Class 2	$405,543	$269,187

TOPS Managed Risk Moderate Growth ETF Class 2	$(375,380)	$(489,830)

VanEck Global Hard Assets Class S	$214,448	$1,188,615

VanEck Global Hard Assets Initial Class	$2,812,189	$4,929,077

Vanguard VIF Balanced	$13,169,771	$18,722,206

Vanguard VIF Equity Index	$46,134,431	$53,751,059

Vanguard VIF Mid-Cap Index	$52,037,603	$38,083,260

Wanger International	$747,186	$351,880

Wells Fargo VT Index Asset Allocation Class 2	$320,261	$868,483

Wells Fargo VT Omega Growth Class 2	$2,565,105	$7,502,918

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

	2019			2018
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

AllianceBernstein Global Thematic Growth Class A	20,763	48,844	(28,081)	55,942	18,601	37,341

AllianceBernstein International Growth Class A	7,418	8,050	(632)	14,760	14,963	(203)

AllianceBernstein International Value Class A	74,234	109,384	(35,150)	81,223	51,708	29,515

AllianceBernstein Small Cap Growth Class A	15,358	25,319	(9,961)	23,831	23,919	(88)

AllianceBernstein Small/Mid Cap Value Class A	79,468	76,307	3,161	62,175	97,599	(35,424)

American Century VP Capital Appreciation Class II	10,443	21,038	(10,595)	16,837	65,068	(48,231)

American Century VP Income & Growth Class I	6,553	13,463	(6,910)	7,520	18,167	(10,647)

American Century VP Income & Growth Class II	101,659	118,443	(16,784)	116,970	71,349	45,621

American Century VP Inflation Protection Class II	15,702	23,893	(8,191)	63,532	61,572	1,960

American Century VP International Class II	64,808	23,679	41,129	14,622	21,183	(6,561)

American Century VP Mid Cap Value Class II	267,299	358,835	(91,536)	387,882	369,017	18,865

American Century VP Ultra Class I	8,937	11,016	(2,079)	10,118	25,071	(14,953)

American Century VP Ultra Class II	28,755	49,239	(20,484)	80,219	72,916	7,303

American Century VP Value Class II	104,180	211,051	(106,871)	146,558	303,580	(157,022)

American Funds Insurance Series Blue Chip Income and Growth Class 2	474,908	285,086	189,822	530,549	182,356	348,193

American Funds Insurance Series Global Balanced Class 2	421,134	350,803	70,331	389,826	336,488	53,338

American Funds Insurance Series Global Bond Class 2	69,828	14,612	55,216	79,934	106,490	(26,556)

American Funds Insurance Series Growth Fund Class 2	395,579	316,125	79,454	352,263	258,984	93,279

American Funds Insurance Series International Fund Class 2	1,271,127	830,587	440,540	1,294,374	527,631	766,743

American Funds Insurance Series New World Fund Class 2	687,263	387,154	300,109	519,037	322,498	196,539

BNY Mellon IP Core Value Service Shares	6,603	7,163	(560)	7,933	11,325	(3,392)

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	2019			2018
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

BNY Mellon IP MidCap Stock Service Shares	10,316	8,067	2,249	3,699	6,040	(2,341)

BNY Mellon IP Technology Growth Service Shares	60,455	65,050	(4,595)	84,310	62,023	22,287

BNY Mellon Sustainable U.S. Equity Service Shares	4,220	6,360	(2,140)	6,642	4,357	2,285

BNY Mellon VIF Appreciation Service Shares	26,871	30,682	(3,811)	15,745	27,786	(12,041)

BNY Mellon VIF Opportunistic Small Cap Service Shares	27,726	58,250	(30,524)	41,531	34,537	6,994

BNY Mellon VIF Quality Bond Service Shares	30,814	12,251	18,563	10,754	22,138	(11,384)

Bond Market Index Class 1	885,971	453,198	432,773	950,864	688,375	262,489

Calvert EAFE International Index Class F	262,396	82,790	179,606	165,169	67,766	97,403

Calvert Investment Grade Bond Index Class I	97,910	72,745	25,165	64,703	192,969	(128,266)

Calvert Russell 2000 Small Cap Index Class F	791,648	751,130	40,518	942,768	891,307	51,461

Calvert S&P 500 Index Portfolio	17,616	25,210	(7,594)	44,405	29,693	14,712

Calvert S&P MidCap 400 Index Class F	16,010	11,467	4,543	11,577	8,573	3,004

ClearBridge Mid Cap Class I	15,607	20,893	(5,286)	20,311	11,896	8,415

ClearBridge Small Cap Growth Class I	506,377	503,332	3,045	565,015	312,938	252,077

Core Plus Bond Class 1	1,647,744	1,046,482	601,262	1,325,903	867,520	458,383

Delaware High Yield Service Class	27,084	34,533	(7,449)	23,575	12,467	11,108

Delaware Small Cap Value Service Class	146,830	197,972	(51,142)	266,316	282,166	(15,850)

Delaware Smid Cap Core Service Class	15,659	27,564	(11,905)	16,861	23,932	(7,071)

Diversified Balanced Class 1	118,548	173,490	(54,942)	153,408	264,170	(110,762)

Diversified International Class 1	867,660	1,082,576	(214,916)	1,318,807	1,161,385	157,422

DWS Alternative Asset Allocation Class B	13,580	62,252	(48,672)	32,049	16,521	15,528

DWS Small Mid Cap Value Class B	15,382	34,938	(19,556)	16,123	57,023	(40,900)

Equity Income Class 1	843,800	1,106,162	(262,362)	3,596,299	1,000,215	2,596,084

Fidelity VIP Asset Manager Service Class 2	11,987	60,222	(48,235)	69,579	57,825	11,754

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	2019			2018
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Fidelity VIP Contrafund Initial Class	45,360	141,924	(96,564)	57,457	122,861	(65,404)

Fidelity VIP Contrafund Service Class 2	229,409	592,188	(362,779)	499,332	685,678	(186,346)

Fidelity VIP Equity-Income Initial Class	32,300	78,254	(45,954)	36,589	58,701	(22,112)

Fidelity VIP Equity-Income Service Class 2	96,711	113,088	(16,377)	109,222	187,186	(77,964)

Fidelity VIP Extended Market Index Service Class 2	542	21	521	—	—	—

Fidelity VIP Government Money Market Service Class	30,566,154	28,586,550	1,979,604	30,209,837	28,890,376	1,319,461

Fidelity VIP Growth Service Class 2	74,152	175,846	(101,694)	119,096	165,573	(46,477)

Fidelity VIP High Income Initial Class	25,481	41,409	(15,928)	25,932	55,779	(29,847)

Fidelity VIP High Income Service Class 2	258,036	264,321	(6,285)	221,486	262,151	(40,665)

Fidelity VIP International Index Service Class 2	67,560	16,302	51,258	—	—	—

Fidelity VIP Mid Cap Service Class 2	274,286	446,417	(172,131)	348,995	392,834	(43,839)

Fidelity VIP Strategic Income Service Class 2	372,547	83,283	289,264	98,146	11,275	86,871

Fidelity VIP Total Market Index Service Class 2	28,490	126	28,364	—	—	—

Franklin Income VIP Class 2	145,013	137,287	7,726	152,213	167,745	(15,532)

Franklin Mutual Global Discovery VIP Class 2	104,156	291,965	(187,809)	179,793	297,268	(117,475)

Franklin Mutual Shares VIP Class 2	51,237	61,326	(10,089)	70,248	44,343	25,905

Franklin Rising Dividends VIP Class 2	90,864	164,879	(74,015)	154,377	202,847	(48,470)

Franklin Small Cap Value VIP Class 2	142,103	180,675	(38,572)	556,903	688,004	(131,101)

Franklin Strategic Income VIP Class 2	520,180	621,520	(101,340)	460,443	344,987	115,456

Franklin U.S. Government Securities VIP Class 2	18,930	109,582	(90,652)	62,747	33,087	29,660

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	28,716	31,764	(3,048)	60,686	18,555	42,131

Government & High Quality Bond Class 1	1,651,479	1,089,232	562,247	753,127	801,059	(47,932)

International Emerging Markets Class 1	235,488	313,940	(78,452)	428,175	470,104	(41,929)

Invesco American Franchise Series I	6,418	14,592	(8,174)	21,518	19,480	2,038

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	2019			2018
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Invesco American Franchise Series II	8,487	11,460	(2,973)	13,379	9,707	3,672

Invesco American Value Series I	3,423	1,520	1,903	3,086	2,081	1,005

Invesco Core Equity Series I	17,906	41,765	(23,859)	16,454	68,103	(51,649)

Invesco Core Equity Series II	31,930	56,359	(24,429)	38,764	62,506	(23,742)

Invesco Global Real Estate Series I	27,893	30,094	(2,201)	37,901	27,296	10,605

Invesco Health Care Series I	304,035	348,235	(44,200)	351,639	394,331	(42,692)

Invesco International Growth Series I	106,408	282,728	(176,320)	219,368	423,286	(203,918)

Invesco Mid Cap Core Equity Series II	4,052	7,142	(3,090)	8,836	22,175	(13,339)

Invesco Mid Cap Growth Series I	49,635	71,167	(21,532)	63,943	68,835	(4,892)

Invesco Oppenheimer Main Street Small Cap Series II	95,523	107,152	(11,629)	127,093	87,688	39,405

Invesco Small Cap Equity Series I	61,454	102,772	(41,318)	135,186	153,073	(17,887)

Invesco Technology Series I	364,073	439,775	(75,702)	343,597	266,240	77,357

Janus Henderson Balanced Service Shares	275,132	209,767	65,365	290,241	211,714	78,527

Janus Henderson Enterprise Service Shares	551,808	426,828	124,980	543,385	416,228	127,157

Janus Henderson Flexible Bond Service Shares	754,636	1,046,000	(291,364)	644,687	953,726	(309,039)

Janus Henderson Forty Service Shares	232,096	292,970	(60,874)	491,174	398,030	93,144

Janus Henderson Global Research Service Shares	108,003	123,082	(15,079)	144,076	61,563	82,513

Janus Henderson Global Technology Service Shares	34,345	311	34,034	—	—	—

Janus Henderson Overseas Service Shares	347,627	368,854	(21,227)	326,554	324,316	2,238

JP Morgan Core Bond Class I	77,605	56,957	20,648	101,003	113,889	(12,886)

JP Morgan Small Cap Core Class I	12,560	31,714	(19,154)	44,902	87,420	(42,518)

LargeCap Growth I Class 1	2,197,747	1,343,914	853,833	1,217,681	1,298,213	(80,532)

LargeCap S&P 500 Index Class 1	2,410,441	2,273,469	136,972	2,436,068	2,116,345	319,723

Lord Abbett Series Fund Developing Growth Class VC	24,640	20,935	3,705	39,613	3,932	35,681

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	2019			2018
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

MFS Blended Research Small Cap Equity Service Class	79,189	40,646	38,543	53,491	5,432	48,059

MFS Global Equity Service Class	137,438	76,869	60,569	63,699	81,491	(17,792)

MFS Growth Service Class	250,736	256,499	(5,763)	300,922	263,113	37,809

MFS Inflation-Adjusted Bond Service Class	29,793	6,697	23,096	25,643	18,859	6,784

MFS International Intrinsic Value Service Class	571,553	256,349	315,204	439,437	264,311	175,126

MFS Mid Cap Growth Service Class	4,245	63,881	(59,636)	57,981	10,009	47,972

MFS Mid Cap Value Portfolio Service Class	136,103	23,889	112,214	28,756	14,902	13,854

MFS New Discovery Service Class	254,352	288,211	(33,859)	225,346	188,197	37,149

MFS New Discovery Value Service Class	48,011	11,313	36,698	9,954	5,056	4,898

MFS Research International Portfolio Service Class	31,346	31,193	153	46,411	80,717	(34,306)

MFS Total Return Service Class	46,697	32,374	14,323	73,991	42,824	31,167

MFS Utilities Service Class	76,988	86,136	(9,148)	75,585	72,687	2,898

MFS Value Service Class	222,229	239,500	(17,271)	375,264	459,516	(84,252)

MidCap Class 1	216,987	397,242	(180,255)	252,586	435,866	(183,280)

Neuberger Berman AMT Mid Cap Growth Portfolio Class S	9,024	10,451	(1,427)	9,962	18,722	(8,760)

Neuberger Berman AMT Sustainable Equity I Class	1,042,506	143,939	898,567	—	—	—

PIMCO All Asset Administrative Class	36,927	99,193	(62,266)	45,678	69,092	(23,414)

PIMCO Commodity Real Return Strategy Administrative Class	63,404	58,713	4,691	61,030	55,331	5,699

PIMCO Emerging Market Bond Administrative Class	270,586	275,737	(5,151)	270,494	275,890	(5,396)

PIMCO High Yield Administrative Class	678,367	575,005	103,362	674,739	590,544	84,195

PIMCO Long-Term U.S. Government Administrative Class	30,153	73,480	(43,327)	12,711	10,688	2,023

PIMCO Low Duration Administrative Class	122,342	24,744	97,598	61,752	15,776	45,976

PIMCO Real Return Administrative Class	522,020	437,413	84,607	487,676	465,660	22,016

PIMCO Short-Term Administrative Class	1,597,424	760,499	836,925	1,382,366	939,194	443,172

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	2019			2018
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

PIMCO Total Return Administrative Class	1,721,920	1,665,988	55,932	1,584,130	1,565,818	18,312

Principal Capital Appreciation Class 1	155,591	232,310	(76,719)	212,481	264,208	(51,727)

Principal LifeTime 2010 Class 1	279,302	355,787	(76,485)	300,151	430,112	(129,961)

Principal LifeTime 2020 Class 1	2,710,547	2,611,156	99,391	2,249,121	2,193,988	55,133

Principal LifeTime 2030 Class 1	2,628,205	1,939,502	688,703	3,029,410	2,710,015	319,395

Principal LifeTime 2040 Class 1	1,310,756	1,079,671	231,085	1,068,919	874,306	194,613

Principal LifeTime 2050 Class 1	287,269	262,335	24,934	389,120	312,764	76,356

Principal LifeTime 2060 Class 1	346,165	231,438	114,727	467,380	525,196	(57,816)

Principal LifeTime Strategic Income Class 1	470,687	207,510	263,177	417,796	414,745	3,051

Putnam VT Equity Income Class IB	1,604	12,956	(11,352)	4,027	14,963	(10,936)

Putnam VT Growth Opportunities Class IB	141,346	274,332	(132,986)	177,500	353,270	(175,770)

Putnam VT International Equity Class IB	18,478	7,814	10,664	5,945	12,576	(6,631)

Real Estate Securities Class 1	222,160	290,464	(68,304)	265,287	324,064	(58,777)

Rydex Basic Materials	42,906	5,967	36,939	—	—	—

Rydex Utilities	2,663	55	2,608	—	—	—

SAM Balanced Portfolio Class 1	543,787	703,540	(159,753)	659,814	776,376	(116,562)

SAM Conservative Balanced Portfolio Class 1	543,042	423,905	119,137	512,200	350,810	161,390

SAM Conservative Growth Portfolio Class 1	528,196	675,048	(146,852)	720,698	645,529	75,169

SAM Flexible Income Portfolio Class 1	358,034	279,633	78,401	418,365	554,593	(136,228)

SAM Strategic Growth Portfolio Class 1	444,764	460,182	(15,418)	468,855	491,176	(22,321)

Short-Term Income Class 1	1,701,413	1,023,933	677,480	1,281,169	1,274,133	7,036

SmallCap Class 1	312,508	497,060	(184,552)	397,793	711,216	(313,423)

T. Rowe Price Equity Income Portfolio II	373,230	374,987	(1,757)	235,171	269,935	(34,764)

T. Rowe Price Health Sciences Portfolio II	45,365	34,803	10,562	133,327	42,973	90,354

Templeton Developing Markets VIP Class 2	494,396	457,934	36,462	416,263	406,458	9,805

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	2019			2018
			Net increase			Net increase
Division	Purchases	Redemptions	(decrease)	Purchases	Redemptions	(decrease)

Templeton Foreign VIP Class 2	311,353	465,537	(154,184)	359,757	364,716	(4,959)

Templeton Global Bond VIP Class 2	554,916	436,448	118,468	581,056	564,758	16,298

TOPS Managed Risk Balanced ETF Class 2	9,112	31,132	(22,020)	20,736	6,957	13,779

TOPS Managed Risk Growth ETF Class 2	21,073	18,630	2,443	16,594	10,235	6,359

TOPS Managed Risk Moderate Growth ETF Class 2	(34,867)	(39,585)	4,718	17,373	105,599	(88,226)

VanEck Global Hard Assets Class S	40,002	211,443	(171,441)	211,964	83,405	128,559

VanEck Global Hard Assets Initial Class	434,637	770,202	(335,565)	522,668	580,667	(57,999)

Vanguard VIF Balanced	261,906	511,245	(249,339)	446,446	558,036	(111,590)

Vanguard VIF Equity Index	1,081,969	1,476,629	(394,660)	1,657,845	1,734,686	(76,841)

Vanguard VIF Mid-Cap Index	999,715	862,198	137,517	974,483	904,713	69,770

Wanger International	51,631	31,660	19,971	72,553	33,619	38,934

Wells Fargo VT Index Asset Allocation Class 2	6,685	28,182	(21,497)	11,491	40,367	(28,876)

Wells Fargo VT Omega Growth Class 2	50,803	223,090	(172,287)	118,937	72,930	46,007

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

6. Financial Highlights

Principal Life sells a number of variable life insurance products, which have unique combinations of features and fees that are charged against the contractholder’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The Separate Account has presented the following disclosures for 2019, 2018, 2017, 2016 and 2015 in accordance with the AICPA Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as the contractholder may not have selected all available and applicable contact options as discussed in Note 2.

	December 31,			For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio	Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

AllianceBernstein Global Thematic Growth Class A:
2019	38	$21.68	$834	0.45%	—%	30.13%
2018	67	$16.66	$1,109	—%	—%	(9.80)%
2017	29	$18.47	$540	0.48%	—%	36.71%
2016	29	$13.51	$388	—%	—%	(0.66)%
2015	27	$13.60	$371	—%	—%	2.87%

AllianceBernstein International Growth Class A:
2019	59	$13.24	$783	0.56%	—%	27.43%
2018	60	$10.39	$621	0.69%	—%	(17.41)%
2017	60	$12.58	$754	1.15%	—%	35.12%
2016	62	$9.31	$579	—%	—%	(6.90)%
2015	83	$10.00	$830	0.33%	—%	(1.86)%

AllianceBernstein International Value Class A:
2019	182	$8.22	$1,508	0.78%	—%	3.92%
2018	217	$7.07	$1,536	1.54%	—%	(22.73)%
2017	188	$9.15	$1,719	2.46%	—%	25.34%
2016	150	$7.30	$1,092	1.38%	—%	(0.54)%
2015	108	$7.34	$795	4.25%	—%	2.66%

AllianceBernstein Small Cap Growth Class A:
2019	69	$34.84	$2,414	—%	—%	36.36%
2018	79	$25.55	$2,024	—%	—%	(0.89)%
2017	79	$25.78	$2,044	—%	—%	34.13%
2016	89	$19.22	$1,701	—%	—%	6.48%
2015	99	$18.05	$1,790	—%	—%	(1.26)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

AllianceBernstein Small/Mid Cap Value Class A:
2019	200			$26.07	$5,202	0.59%	—%			4.53%
2018	196			$21.71	$4,263	0.46%	—%			(15.03)%
2017	232			$25.55	$5,922	0.46%	—%			13.15%
2016	246			$22.58	$5,565	0.61%	—%			25.10%
2015	224			$18.05	$4,042	0.80%	—%			(5.50)%

American Century VP Capital Appreciation Class II:
2019	45			$17.80	$804	—%	—%			6.27%
2018	56			$13.16	$733	—%	—%			(5.32)%
2017	104			$13.90	$1,445	—%	—%			21.61%
2016	105			$11.43	$1,205	—%	—%			3.16%
2015	78			$11.08	$867	—%	—%			1.74%

American Century VP Income & Growth Class I:
2019	104	$30.96	to	$26.92	$3,214	2.08%	—% to 0.75%	23.99%	to	23.03%
2018	111	$24.97	to	$21.88	$2,766	1.91%	—% to 0.75%	(6.90)%	to	(7.56)%
2017	122	$26.82	to	$23.67	$3,255	2.36%	—% to 0.75%	20.49%	to	19.55%
2016	129	$22.26	to	$19.80	$2,869	2.38%	—% to 0.75%	13.51%	to	12.69%
2015	142	$19.61	to	$17.57	$2,778	2.11%	—% to 0.75%	(5.63)%	to	(6.34)%

American Century VP Income & Growth Class II:
2019	240			$33.23	$7,978	1.81%	—%			5.19%
2018	257			$26.85	$6,897	1.71%	—%			(7.19)%
2017	211			$28.93	$6,112	2.13%	—%			20.29%
2016	220			$24.05	$5,288	2.15%	—%			13.18%
2015	236			$21.25	$5,020	1.92%	—%			(5.93)%

American Century VP Inflation Protection Class II:
2019	128	$13.00	to	$12.10	$1,663	2.29%	—% to 0.75%	1.01%	to	8.13%
2018	136	$11.94	to	$11.19	$1,625	2.81%	—% to 0.75%	(2.85)%	to	(3.53)%
2017	134	$12.29	to	$11.60	$1,648	2.63%	—% to 0.75%	3.71%	to	2.84%
2016	133	$11.85	to	$11.28	$1,577	1.62%	—% to 0.75%	4.41%	to	3.68%
2015	119	$11.35	to	$10.88	$1,345	1.97%	—% to 0.75%	(2.49)%	to	(3.20)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

American Century VP International Class II:
2019	94			$26.15	$2,460	0.54%	—%			28.12%
2018	53			$20.41	$1,081	1.19%	—%			(15.28)%
2017	60			$24.09	$1,434	0.68%	—%			30.92%
2016	61			$18.40	$1,115	1.16%	—%			(5.54)%
2015	68			$19.48	$1,328	0.16%	—%			0.52%

American Century VP Mid Cap Value Class II:
2019	816	$36.84	to	$34.27	$30,049	1.92%	—% to 0.75%	5.50%	to	28.02%
2018	907	$28.56	to	$26.77	$25,909	1.28%	—% to 0.75%	(12.95)%	to	(13.62)%
2017	888	$32.81	to	$30.99	$29,149	1.39%	—% to 0.75%	11.45%	to	10.64%
2016	885	$29.44	to	$28.01	$26,054	1.55%	—% to 0.75%	22.72%	to	21.78%
2015	703	$23.99	to	$23.00	$16,871	1.49%	—% to 0.75%	(1.56)%	to	(2.29)%

American Century VP Ultra Class I:
2019	68	$37.06	to	$32.23	$2,517	—%	—% to 0.75%	34.57%	to	33.57%
2018	70	$27.54	to	$24.13	$1,928	0.28%	—% to 0.75%	0.77%	to	—%
2017	85	$27.33	to	$24.13	$2,325	0.39%	—% to 0.75%	32.22%	to	31.28%
2016	97	$20.67	to	$18.38	$2,005	0.35%	—% to 0.75%	4.45%	to	3.67%
2015	102	$19.79	to	$17.73	$2,015	0.44%	—% to 0.75%	6.28%	to	5.47%

American Century VP Ultra Class II:
2019	155			$40.37	$6,259	—%	—%			34.48%
2018	176			$30.02	$5,270	0.11%	—%			0.60%
2017	168			$29.84	$5,021	0.23%	—%			31.98%
2016	169			$22.61	$3,810	0.20%	—%			4.34%
2015	181			$21.67	$3,911	0.29%	—%			6.07%

American Century VP Value Class II:
2019	829	$35.95	to	$31.50	$29,814	1.96%	—% to 0.75%	7.89%	to	26.00%
2018	936	$28.32	to	$25.00	$26,517	1.52%	—% to 0.75%	(9.29)%	to	(9.97)%
2017	1,093	$31.22	to	$27.77	$34,131	1.50%	—% to 0.75%	8.59%	to	7.76%
2016	1,178	$28.75	to	$25.77	$33,858	1.58%	—% to 0.75%	20.24%	to	19.42%
2015	1,209	$23.91	to	$21.58	$28,900	2.01%	—% to 0.75%	(4.01)%	to	(4.77)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

American Funds Insurance Series Blue Chip Income and Growth Class 2:
2019	947	$14.40	to	$13.91	$13,633	2.14%	—% to 0.75%	7.70%	to	20.54%
2018	757	$11.86	to	$11.54	$8,980	2.17%	—% to 0.75%	(8.70)%	to	(9.35)%
2017	409	$12.99	to	$12.73	$5,309	2.37%	—% to 0.75%	17.03%	to	16.15%
2016	197	$11.10	to	$10.96	$2,182	3.42%	—% to 0.75%	18.72%	to	17.85%
2015	38	$9.35	to	$9.30	$360	16.67%	—% to 0.75%	(6.69)%	to	(7.19)%

American Funds Insurance Series Global Balanced Class 2:
2019	124	$11.19	to	$11.06	$1,384	1.75%	—% to 0.75%	4.78%	to	19.57%
2018 (14)	53	$9.29	to	$9.25	$496	2.49%	—% to 0.75%	(7.38)%	to	(7.78)%

American Funds Insurance Series Global Bond Class 2:
2019	125			$11.16	$1,395	1.76%	—%			7.83%
2018	70			$10.35	$722	2.83%	—%			(1.33)%
2017	96			$10.49	$1,011	0.34%	—%			6.82%
2016	98			$9.82	$958	2.13%	—%			2.72%
2015 (6)	—			$9.56	$—	—%	—%			(3.63)%

American Funds Insurance Series Growth Fund Class 2:
2019	662	$21.44	to	$20.55	$14,203	0.74%	—% to 0.75%	8.39%	to	29.82%
2018	583	$16.39	to	$15.83	$9,558	0.47%	—% to 0.75%	(0.24)%	to	(1.00)%
2017	490	$16.43	to	$15.99	$8,048	0.65%	—% to 0.75%	28.26%	to	27.31%
2016	165	$12.81	to	$12.56	$2,115	1.07%	—% to 0.75%	9.49%	to	8.65%
2015	87.00	$11.70	to	$11.56	$1,023	0.91%	—% to 0.75%	6.85%	to	6.06%

American Funds Insurance Series International Fund Class 2:
2019	1,705	$13.38	to	$12.83	$22,812	1.61%	—% to 0.75%	6.11%	to	21.96%
2018	1,264	$10.89	to	$10.52	$13,766	2.23%	—% to 0.75%	(13.16)%	to	(13.77)%
2017	497	$12.54	to	$12.20	$6,234	1.46%	—% to 0.75%	32.14%	to	31.18%
2016	237	$9.49	to	$9.30	$2,248	1.53%	—% to 0.75%	3.60%	to	2.76%
2015	195	$9.16	to	$9.05	$1,788	2.27%	—% to 0.75%	(4.58)%	to	(5.24)%

American Funds Insurance Series New World Fund Class 2:
2019	1,171	$13.43	to	$12.88	$15,735	1.05%	—% to 0.75%	6.93%	to	28.16%
2018	871	$10.40	to	$10.05	$9,062	0.92%	—% to 0.75%	(14.05)%	to	(14.69)%
2017	675	$12.10	to	$11.78	$8,164	1.07%	—% to 0.75%	29.41%	to	28.60%
2016	458	$9.35	to	$9.16	$4,285	1.00%	—% to 0.75%	5.29%	to	4.45%
2015	228	$8.88	to	$8.77	$2,024	0.62%	—% to 0.75%	(3.16)%	to	(3.94)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

BNY Mellon IP Core Value Service Shares:
2019 (17)	24			$31.00	$732	0.65%	—%			26.58%
2018	24			$24.49	$592	—%	—%			(11.52)%
2017	28			$27.68	$763	0.82%	—%			14.10%
2016	20			$24.26	$496	0.72%	—%			18.00%
2015	31			$20.56	$637	0.41%	—%			(2.51)%

BNY Mellon IP MidCap Stock Service Shares:
2019 (18)	19	$14.45	to	$13.85	$272	0.33%	—% to 0.75%	5.71%	to	18.99%
2018	17	$12.05	to	$11.64	$200	0.34%	—% to 0.75%	(15.68)%	to	(16.32)%
2017	19	$14.29	to	$13.91	$271	1.32%	—% to 0.75%	14.96%	to	14.20%
2016	34	$12.43	to	$12.18	$419	0.85%	—% to 0.75%	15.20%	to	14.26%
2015	33	$10.79	to	$10.66	$353	0.25%	—% to 0.75%	(2.44)%	to	(3.18)%

BNY Mellon IP Technology Growth Service Shares:
2019 (19)	119			$29.92	$3,573	—%	—%			25.50%
2018	124			$23.84	$2,956	—%	—%			(1.24)%
2017	102			$24.14	$2,456	—%	—%			42.33%
2016	62			$16.96	$1,058	—%	—%			4.37%
2015	43			$16.25	$706	—%	—%			5.93%

BNY Mellon Sustainable U.S. Equity Service Shares:
2019 (20)	15			$31.96	$478	1.31%	—%			34.00%
2018	17			$23.85	$408	1.37%	—%			(4.64)%
2017	15			$25.01	$370	1.25%	—%			15.04%
2016	23			$21.74	$507	0.91%	—%			10.08%
2015	22			$19.75	$428	0.68%	—%			(3.42)%

BNY Mellon VIF Appreciation Service Shares:
2019 (21)	126			$34.93	$4,413	0.90%	—%			35.81%
2018	130			$25.72	$3,348	1.03%	—%			(7.11)%
2017	142			$27.69	$3,937	1.11%	—%			27.02%
2016	176			$21.80	$3,834	1.40%	—%			7.60%
2015	190			$20.26	$3,858	1.45%	—%			(2.69)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,			For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio	Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

BNY Mellon VIF Opportunistic Small Cap Service Shares:
2019 (22)	201	$23.73	$4,767	—%	—%	21.51%
2018	231	$19.53	$4,520	—%	—%	(19.30)%
2017	224	$24.20	$5,431	—%	—%	24.36%
2016	235	$19.46	$4,568	—%	—%	16.81%
2015	276	$16.66	$4,598	—%	—%	(2.52)%

BNY Mellon VIF Quality Bond Service Shares:
2019 (23)	74	$18.94	$1,408	1.62%	—%	7.80%
2018	56	$17.57	$979	2.53%	—%	(2.71)%
2017	67	$18.06	$1,212	1.84%	—%	4.21%
2016	56	$17.33	$974	1.62%	—%	1.29%
2015	97	$17.11	$1,660	1.80%	—%	(1.89)%

Bond Market Index Class 1:
2019	1,404	$12.05	$16,915	2.78%	—%	8.46%
2018	971	$11.11	$10,787	2.38%	—%	(0.18)%
2017	709	$11.13	$7,887	1.88%	—%	3.25%
2016	376	$10.78	$4,049	1.96%	—%	2.37%
2015	247	$10.53	$2,602	1.55%	—%	0.10%

Calvert EAFE International Index Class F:
2019	579	$13.06	$7,557	2.87%	—%	21.04%
2018	399	$10.79	$4,307	3.46%	—%	(13.82)%
2017	302	$12.52	$3,777	2.55%	—%	24.45%
2016	280	$10.06	$2,821	3.09%	—%	0.20%
2015	204	$10.04	$2,046	0.03%	—%	(1.76)%

Calvert Investment Grade Bond Index Class I:
2019	230	$11.85	$2,725	3.10%	—%	0.51%
2018	205	$10.94	$2,238	2.89%	—%	(0.36)%
2017	333	$10.98	$3,654	2.80%	—%	3.58%
2016	296	$10.60	$3,142	4.65%	—%	2.51%
2015	106	$10.34	$1,094	0.17%	—%	0.10%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

Calvert Russell 2000 Small Cap Index Class F:
2019	1,229			$27.01	$33,191	0.91%	—%			6.34%
2018	1,188			$21.64	$25,715	1.12%	—%			(11.46)%
2017	1,137			$24.44	$27,786	0.77%	—%			14.10%
2016	1,040			$21.42	$22,268	0.44%	—%			20.61%
2015	868			$17.76	$15,415	—%	—%			(5.38)%

Calvert S&P 500 Index Portfolio:
2019	94	$18.96	to	$18.16	$1,772	1.66%	—% to 0.75%	31.21%	to	30.18%
2018	101	$14.45	to	$13.95	$1,461	1.90%	—% to 0.75%	(4.75)%	to	(5.49)%
2017	86	$15.17	to	$14.76	$1,310	1.47%	—% to 0.75%	21.46%	to	20.59%
2016	71	$12.49	to	$12.24	$884	1.40%	—% to 0.75%	11.52%	to	10.77%
2015	51	$11.20	to	$11.05	$573	0.20%	—% to 0.75%	0.99%	to	0.18%

Calvert S&P MidCap 400 Index Class F:
2019	85			$26.87	$2,296	1.18%	—%			4.96%
2018	81			$21.40	$1,731	1.18%	—%			(11.57)%
2017	78			$24.20	$1,885	0.72%	—%			15.62%
2016	73			$20.93	$1,532	0.54%	—%			19.94%
2015	76			$17.45	$1,318	—%	—%			(2.89)%

ClearBridge Mid Cap Class I:
2019	29	$13.72	to	$13.25	$394	0.51%	—% to 0.75%	6.11%	to	31.97%
2018	34	$10.32	to	$10.04	$351	0.58%	—% to 0.75%	(12.47)%	to	(13.15)%
2017	26	$11.79	to	$11.56	$302	0.65%	—% to 0.75%	12.82%	to	11.91%
2016	10	$10.45	to	$10.33	$99	1.00%	—% to 0.75%	9.31%	to	8.51%
2015 (6)	3	$9.56	to	$9.52	$30	—%	—% to 0.75%	(5.35)%	to	(5.74)%

ClearBridge Small Cap Growth Class I:
2019	968			$20.95	$20,265	—%	—%			26.89%
2018	964			$16.51	$15,923	—%	—%			3.45%
2017	712			$15.96	$11,370	—%	—%			24.30%
2016	575			$12.84	$7,382	—%	—%			5.77%
2015	499			$12.14	$6,053	—%	—%			(4.33)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

Core Plus Bond Class 1:
2019	4,531	$24.66	to	$48.94	$128,314	3.26%	—% to 0.75%	1.07%	to	8.97%
2018	3,930	$22.46	to	$44.91	$101,465	3.47%	—% to 0.75%	(1.40)%	to	(2.16)%
2017	3,472	$22.78	to	$45.90	$90,934	2.91%	—% to 0.75%	4.83%	to	4.03%
2016	3,453	$21.73	to	$44.12	$86,300	3.46%	—% to 0.75%	4.07%	to	3.30%
2015	2,535	$20.88	to	$42.71	$60,953	3.28%	—% to 0.75%	(0.48)%	to	(1.23)%

Delaware High Yield Service Class:
2019	61			$11.94	$724	4.93%	—%			16.03%
2018	68			$10.29	$700	5.79%	—%			(4.72)%
2017	57			$10.80	$615	5.67%	—%			7.25%
2016	50			$10.07	$502	5.53%	—%			12.89%
2015	98			$8.92	$875	6.55%	—%			(6.89)%

Delaware Small Cap Value Service Class:
2019	753	$28.48	to	$26.50	$21,432	0.76%	—% to 0.75%	6.03%	to	26.79%
2018	804	$22.30	to	$20.90	$17,921	0.60%	—% to 0.75%	(16.95)%	to	(17.59)%
2017	820	$26.85	to	$25.36	$22,003	0.64%	—% to 0.75%	11.78%	to	10.94%
2016	841	$24.02	to	$22.86	$20,204	0.70%	—% to 0.75%	31.04%	to	30.11%
2015	782	$18.33	to	$17.57	$14,328	0.46%	—% to 0.75%	(6.43)%	to	(7.18)%

Delaware Smid Cap Core Service Class:
2019	109	$23.13	to	$21.68	$2,518	0.30%	—% to 0.75%	5.09%	to	28.28%
2018	121	$17.89	to	$16.90	$2,161	—%	—% to 0.75%	(12.43)%	to	(13.07)%
2017	128	$20.43	to	$19.44	$2,611	0.08%	—% to 0.75%	18.37%	to	17.53%
2016	131	$17.26	to	$16.54	$2,255	—%	—% to 0.75%	8.01%	to	7.19%
2015	131	$15.98	to	$15.43	$2,090	0.14%	—% to 0.75%	7.32%	to	6.49%

Diversified Balanced Class 1:
2019	1,295	$12.19	to	$11.95	$15,744	2.11%	—% to 0.75%	18.46%	to	17.50%
2018	1,350	$10.29	to	$10.17	$13,871	2.68%	—% to 0.75%	(3.11)%	to	(3.88)%
2017 (13)	1,461	$10.62	to	$10.58	$15,511	2.40%	—% to 0.75%	6.31%	to	5.91%

Diversified International Class 1:
2019	4,890	$32.26	to	$22.75	$157,206	1.63%	—% to 0.75%	5.87%	to	21.72%
2018	5,105	$20.09	to	$18.69	$133,726	2.16%	—% to 0.75%	(17.53)%	to	(18.13)%
2017	4,948	$24.36	to	$22.83	$157,080	1.85%	—% to 0.75%	29.09%	to	28.11%
2016	4,993	$18.87	to	$17.82	$122,650	2.32%	—% to 0.75%	0.32%	to	(0.39)%
2015	5,461	$18.81	to	$17.89	$133,721	2.53%	—% to 0.75%	(0.32)%	to	(1.11)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

DWS Alternative Asset Allocation Class B:
2019	42			$10.98	$457	4.26%	—%			14.38%
2018	90			$9.60	$867	1.73%	—%			(9.35)%
2017	75			$10.59	$792	1.79%	—%			6.97%
2016	57			$9.90	$560	1.67%	—%			4.98%
2015	39			$9.43	$372	2.39%	—%			(6.54)%

DWS Small Mid Cap Value Class B:
2019	68	$22.63	to	$21.21	$1,540	0.39%	—% to 0.75%	5.11%	to	20.10%
2018	88	$18.70	to	$17.66	$1,639	1.07%	—% to 0.75%	(16.33)%	to	(16.97)%
2017	129	$22.35	to	$21.27	$2,872	0.36%	—% to 0.75%	10.15%	to	9.30%
2016	129	$20.29	to	$19.46	$2,626	0.23%	—% to 0.75%	16.48%	to	15.63%
2015	146	$17.42	to	$16.83	$2,545	—%	—% to 0.75%	(2.24)%	to	(2.94)%

Equity Income Class 1:
2019	5,278	$27.33	to	$24.79	$143,822	1.90%	—% to 0.75%	5.73%	to	28.11%
2018	5,540	$21.17	to	$19.35	$116,985	1.55%	—% to 0.75%	(5.02)%	to	(5.70)%
2017	2,944	$22.29	to	$20.52	$65,606	2.24%	—% to 0.75%	21.08%	to	20.14%
2016	3,003	$18.41	to	$17.08	$55,270	2.73%	—% to 0.75%	15.71%	to	14.86%
2015	3,113	$15.91	to	$14.87	$49,506	2.49%	—% to 0.75%	(3.93)%	to	(4.62)%

Fidelity VIP Asset Manager Service Class 2:
2019	50			$26.60	$1,330	1.30%	—%			18.01%
2018	98			$22.54	$2,214	1.53%	—%			(5.61)%
2017	86			$23.88	$2,065	2.07%	—%			13.77%
2016	61			$20.99	$1,280	1.29%	—%			2.84%
2015	68			$20.41	$1,385	1.50%	—%			(0.10)%

Fidelity VIP Contrafund Initial Class:
2019	906	$47.86	to	$41.91	$71,296	0.46%	—% to 0.75%	31.56%	to	30.60%
2018	1,002	$36.37	to	$32.09	$59,773	0.70%	—% to 0.75%	(6.38)%	to	(7.09)%
2017	1,068	$38.85	to	$34.54	$68,024	0.99%	—% to 0.75%	21.86%	to	20.98%
2016	1,158	$31.88	to	$28.55	$60,546	0.81%	—% to 0.75%	8.03%	to	7.21%
2015	1,250	$29.51	to	$26.63	$60,510	1.03%	—% to 0.75%	0.65%	to	(0.11)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

Fidelity VIP Contrafund Service Class 2:
2019	1,922			$46.90	$90,129	0.21%	—%			7.05%
2018	2,284			$35.73	$81,619	0.43%	—%			(6.64)%
2017	2,471			$38.27	$94,555	0.75%	—%			21.57%
2016	2,745			$31.48	$86,410	0.62%	—%			7.73%
2015	2,995			$29.22	$87,516	0.77%	—%			0.41%

Fidelity VIP Equity-Income Initial Class:
2019	476	$33.16	to	$26.39	$22,461	2.00%	—% to 0.75%	27.42%	to	26.51%
2018	522	$26.02	to	$20.86	$19,320	2.28%	—% to 0.75%	(8.28)%	to	(8.99)%
2017	544	$28.37	to	$22.92	$21,993	1.67%	—% to 0.75%	12.89%	to	12.08%
2016	599	$25.13	to	$20.45	$21,497	2.31%	—% to 0.75%	18.04%	to	17.12%
2015	643	$21.29	to	$17.46	$19,554	3.16%	—% to 0.75%	(3.97)%	to	(4.69)%

Fidelity VIP Equity-Income Service Class 2:
2019	806			$30.82	$24,850	1.83%	—%			6.02%
2018	823			$24.24	$19,948	2.03%	—%			(8.56)%
2017	901			$26.51	$23,876	1.47%	—%			12.66%
2016	973			$23.53	$22,908	2.11%	—%			17.71%
2015	1,103			$19.99	$22,060	2.93%	—%			(4.26)%

Fidelity VIP Extended Market Index Service Class 2:
2019 (16)	1	$10.99	to	$10.94	$6	2.75%	—% to 0.75%	5.67%	to	9.40%

Fidelity VIP Government Money Market Service Class:
2019	25,999	$10.42	to	$10.12	$270,866	1.87%	—% to 0.75%	0.29%	to	1.20%
2018	24,019	$10.22	to	$10.00	$245,550	1.54%	—% to 0.75%	1.49%	to	0.70%
2017	22,700	$10.07	to	$9.93	$228,535	0.57%	—% to 0.75%	0.60%	to	(0.10)%
2016 (8)	25,809	$10.01	to	$9.94	$258,348	0.12%	—% to 0.75%	0.10%	to	(0.60)%

Fidelity VIP Growth Service Class 2:
2019	482	$40.26	to	$35.27	$19,414	0.06%	—% to 0.75%	33.98%	to	32.94%
2018	584	$30.05	to	$26.53	$17,547	0.04%	—% to 0.75%	(0.43)%	to	(1.15)%
2017	631	$30.18	to	$26.84	$19,031	0.08%	—% to 0.75%	34.79%	to	33.80%
2016	656	$22.39	to	$20.06	$14,678	—%	—% to 0.75%	0.54%	to	(0.20)%
2015	697	$22.27	to	$20.10	$15,520	0.03%	—% to 0.75%	6.91%	to	6.12%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

Fidelity VIP High Income Initial Class:
2019	179	$24.01	to	$27.30	$5,031	5.13%	—% to 0.75%	15.10%	to	14.23%
2018	195	$20.86	to	$23.90	$4,763	5.55%	—% to 0.75%	(3.29)%	to	(3.98)%
2017	225	$21.57	to	$24.89	$5,636	5.23%	—% to 0.75%	6.94%	to	6.14%
2016	237	$20.17	to	$23.45	$5,555	5.34%	—% to 0.75%	14.60%	to	13.72%
2015	256	$17.60	to	$20.62	$5,244	6.35%	—% to 0.75%	(3.61)%	to	(4.36)%

Fidelity VIP High Income Service Class 2:
2019	660			$33.22	$21,942	5.46%	—%			1.87%
2018	667			$28.95	$19,300	5.32%	—%			(3.60)%
2017	707			$30.03	$21,248	4.94%	—%			6.91%
2016	757			$28.09	$21,271	5.37%	—%			14.14%
2015	841			$24.61	$20,685	6.39%	—%			(3.87)%

Fidelity VIP International Index Service Class 2:
2019 (16)	51	$11.02	to	$10.98	$565	7.97%	—% to 0.75%	5.25%	to	9.80%

Fidelity VIP Mid Cap Service Class 2:
2019	761			$50.10	$33,133	0.64%	—%			6.35%
2018	933			$25.35	$33,037	0.40%	—%			(14.79)%
2017	977			$29.75	$41,240	0.46%	—%			20.54%
2016	1,159			$24.68	$41,071	0.32%	—%			11.93%
2015	1,232			$22.05	$39,390	0.25%	—%			(1.61)%

Fidelity VIP Strategic Income Service Class 2:
2019	382			$11.16	$4,259	4.09%	—%			10.60%
2018	92			$10.09	$931	6.71%	—%			(2.89)%
2017 (12)	5			$10.39	$57	17.25%	—%			3.80%

Fidelity VIP Total Market Index Service Class 2:
2019 (16)	28	$11.29	to	$11.25	$320	3.09%	—% to 0.75%	6.51%	to	12.50%

Franklin Income VIP Class 2:
2019	527			$33.78	$17,792	5.02%	—%			16.04%
2018	519			$29.11	$15,106	4.69%	—%			(4.31)%
2017	534			$30.42	$16,257	4.07%	—%			9.66%
2016	592			$27.74	$16,407	5.02%	—%			14.02%
2015	645			$24.33	$15,694	4.59%	—%			(7.03)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

Franklin Mutual Global Discovery VIP Class 2:
2019	367			$38.89	$14,259	1.38%	—%			5.88%
2018	554			$31.27	$17,338	2.31%	—%			(11.22)%
2017	672			$35.22	$23,667	1.82%	—%			8.57%
2016	826			$32.44	$26,792	1.66%	—%			12.17%
2015	939			$28.92	$27,142	2.85%	—%			(3.63)%

Franklin Mutual Shares VIP Class 2:
2019	409			$29.51	$12,068	1.81%	—%			22.55%
2018	419			$24.08	$10,089	2.40%	—%			(9.06)%
2017	393			$26.48	$10,409	2.37%	—%			8.35%
2016	322			$24.44	$7,869	2.09%	—%			16.05%
2015	506			$21.06	$10,659	3.15%	—%			(4.92)%

Franklin Rising Dividends VIP Class 2:
2019	533			$39.95	$21,297	1.26%	—%			6.28%
2018	607			$30.91	$18,768	1.26%	—%			(5.07)%
2017	656			$32.56	$21,349	1.50%	—%			20.55%
2016	641			$27.01	$17,321	1.33%	—%			16.02%
2015	592			$23.28	$13,777	1.44%	—%			(3.64)%

Franklin Small Cap Value VIP Class 2:
2019	438	$41.42	to	$38.83	$18,134	1.08%	—% to 0.75%	4.36%	to	25.42%
2018	476	$32.79	to	$30.96	$15,617	0.95%	—% to 0.75%	(12.86)%	to	(13.54)%
2017	607	$37.63	to	$35.81	$22,859	0.51%	—% to 0.75%	10.64%	to	9.81%
2016	640	$34.01	to	$32.61	$21,763	0.78%	—% to 0.75%	30.21%	to	29.25%
2015	612	$26.12	to	$25.23	$15,984	0.62%	—% to 0.75%	(7.41)%	to	(8.09)%

Franklin Strategic Income VIP Class 2:
2019	1,013			$17.30	$17,524	4.91%	—%			8.06%
2018	1,114			$16.01	$17,841	2.59%	—%			(2.14)%
2017	999			$16.36	$16,341	3.03%	—%			4.54%
2016	778			$15.65	$12,173	3.56%	—%			7.93%
2015	992			$14.50	$14,374	6.78%	—%			(3.85)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

Franklin U.S. Government Securities VIP Class 2:
2019	34			$12.26	$418	4.14%	—%			5.24%
2018	125			$11.65	$1,453	2.59%	—%			0.34%
2017	95			$11.61	$1,104	2.63%	—%			1.40%
2016	106			$11.45	$1,210	2.56%	—%			0.62%
2015	89			$11.38	$1,010	2.52%	—%			0.44%

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares:
2019	71			$25.80	$1,831	0.46%	—%			24.82%
2018	74			$20.67	$1,530	0.85%	—%			(8.62)%
2017	32			$22.62	$721	0.54%	—%			11.59%
2016	31			$20.27	$626	1.06%	—%			23.15%
2015	69			$16.46	$1,140	0.28%	—%			(2.08)%

Government & High Quality Bond Class 1:
2019	3,674	$14.69	to	$13.51	$53,941	2.89%	—% to 0.75%	0.62%	to	5.63%
2018	3,111	$13.80	to	$12.79	$42,915	3.78%	—% to 0.75%	0.95%	to	0.16%
2017	3,159	$13.67	to	$12.77	$43,181	4.03%	—% to 0.75%	1.86%	to	1.11%
2016	3,278	$13.42	to	$12.63	$43,977	3.52%	—% to 0.75%	1.82%	to	1.04%
2015	3,123	$13.18	to	$12.50	$41,159	3.32%	—% to 0.75%	0.76%	to	0.08%

International Emerging Markets Class 1:
2019	1,023	$42.48	to	$37.31	$43,551	0.90%	—% to 0.75%	6.87%	to	16.70%
2018	1,101	$36.22	to	$31.97	$39,874	1.21%	—% to 0.75%	(21.02)%	to	(21.60)%
2017	1,143	$45.86	to	$40.78	$52,398	1.28%	—% to 0.75%	40.85%	to	39.75%
2016	1,073	$32.56	to	$29.18	$34,927	1.15%	—% to 0.75%	9.41%	to	8.60%
2015	1,135	$29.76	to	$26.87	$33,774	1.72%	—% to 0.75%	(13.81)%	to	(14.45)%

Invesco American Franchise Series I:
2019	108	$26.73	to	$25.24	$2,882	—%	—% to 0.75%	36.73%	to	35.77%
2018	116	$19.55	to	$18.59	$2,267	—%	—% to 0.75%	(3.60)%	to	(4.37)%
2017	114	$20.28	to	$19.44	$2,311	0.08%	—% to 0.75%	27.31%	to	26.40%
2016	127	$15.93	to	$15.38	$2,018	—%	—% to 0.75%	2.25%	to	1.52%
2015	159	$15.58	to	$15.15	$2,474	—%	—% to 0.75%	5.06%	to	4.20%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

Invesco American Franchise Series II:
2019	105			$26.21	$2,758	—%	—%			8.13%
2018	108			$19.21	$2,078	—%	—%			(3.90)%
2017	104			$19.99	$2,089	—%	—%			27.00%
2016	104			$15.74	$1,643	—%	—%			2.01%
2015	96			$15.43	$1,479	—%	—%			4.75%

Invesco American Value Series I:
2019	12	$12.08	to	$11.66	$143	0.75%	—% to 0.75%	7.28%	to	24.04%
2018	10	$9.66	to	$9.40	$96	0.51%	—% to 0.75%	(12.66)%	to	(13.28)%
2017	9	$11.06	to	$10.84	$99	0.89%	—% to 0.75%	9.94%	to	9.16%
2016	6	$10.06	to	$9.93	$58	0.52%	—% to 0.75%	15.50%	to	14.53%
2015 (6)	—	$8.71	to	$8.67	$—	0.60%	—% to 0.75%	(13.51)%	to	(13.90)%

Invesco Core Equity Series I:
2019	234	$27.37	to	$23.80	$6,409	0.96%	—% to 0.75%	28.98%	to	27.96%
2018	258	$21.22	to	$18.60	$5,475	0.84%	—% to 0.75%	(9.43)%	to	(10.06)%
2017	310	$23.43	to	$20.68	$7,253	1.05%	—% to 0.75%	13.19%	to	12.33%
2016	330	$20.70	to	$18.41	$6,828	0.74%	—% to 0.75%	10.28%	to	9.45%
2015	423	$18.77	to	$16.82	$7,937	1.13%	—% to 0.75%	(5.77)%	to	(6.50)%

Invesco Core Equity Series II:
2019	252			$38.72	$9,763	0.17%	—%			6.34%
2018	277			$30.09	$8,323	—%	—%			(9.61)%
2017	300			$33.29	$9,998	0.81%	—%			12.89%
2016	304			$29.49	$8,969	0.51%	—%			10.00%
2015	345			$26.81	$9,247	0.90%	—%			(6.00)%

Invesco Global Real Estate Series I:
2019	86			$13.63	$1,166	4.70%	—%			23.01%
2018	88			$11.08	$972	3.92%	—%			(6.18)%
2017	77			$11.81	$911	3.13%	—%			13.12%
2016	74			$10.44	$777	1.79%	—%			1.95%
2015	63			$10.24	$649	4.12%	—%			(1.44)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

Invesco Health Care Series I:
2019	529	$37.78	to	$32.86	$19,992	0.04%	—% to 0.75%	14.07%	to	31.55%
2018	573	$28.51	to	$24.98	$16,348	—%	—% to 0.75%	0.88%	to	0.12%
2017	616	$28.26	to	$24.95	$17,407	0.36%	—% to 0.75%	15.82%	to	14.98%
2016	704	$24.40	to	$21.70	$17,161	—%	—% to 0.75%	(11.47)%	to	(12.11)%
2015	879	$27.56	to	$24.69	$24,203	—%	—% to 0.75%	3.18%	to	2.36%

Invesco International Growth Series I:
2019	420			$34.68	$14,563	1.42%	—%			28.54%
2018	596			$26.98	$16,083	1.93%	—%			(14.97)%
2017	800			$31.73	$25,386	1.46%	—%			22.98%
2016	751			$25.80	$19,384	1.44%	—%			(0.42)%
2015	716			$25.91	$18,549	1.51%	—%			(2.34)%

Invesco Mid Cap Core Equity Series II:
2019	14	$24.63	to	$23.09	$355	0.22%	—% to 0.75%	6.62%	to	24.14%
2018	18	$19.70	to	$18.60	$345	0.12%	—% to 0.75%	(11.58)%	to	(12.26)%
2017	31	$22.28	to	$21.20	$687	0.35%	—% to 0.75%	14.67%	to	13.79%
2016	24	$19.43	to	$18.63	$465	—%	—% to 0.75%	13.16%	to	12.30%
2015	21	$17.17	to	$16.59	$364	0.11%	—% to 0.75%	(4.29)%	to	(4.98)%

Invesco Mid Cap Growth Series I:
2019	114	$23.16	to	$21.87	$2,639	—%	—% to 0.75%	34.34%	to	33.35%
2018	136	$17.24	to	$16.40	$2,336	—%	—% to 0.75%	(5.59)%	to	(6.29)%
2017	140	$18.26	to	$17.50	$2,563	—%	—% to 0.75%	22.47%	to	21.61%
2016	126	$14.91	to	$14.39	$1,880	—%	—% to 0.75%	0.74%	to	—%
2015	139	$14.80	to	$14.39	$2,063	—%	—% to 0.75%	1.23%	to	0.42%

Invesco Oppenheimer Main Street Small Cap Series II:
2019 (24)	199			$30.18	$6,016	—%	—%			6.23%
2018	211			$23.93	$5,048	0.06%	—%			(10.51)%
2017	172			$26.74	$4,589	0.64%	—%			13.88%
2016	163			$23.48	$3,838	0.24%	—%			17.69%
2015	140			$19.95	$2,787	0.64%	—%			(6.12)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

Invesco Small Cap Equity Series I:
2019	437	$22.74	to	$19.76	$9,708	—%	—% to 0.75%	26.61%	to	25.62%
2018	478	$17.17	to	$15.73	$8,387	—%	—% to 0.75%	(15.08)%	to	(15.70)%
2017	496	$20.22	to	$18.66	$10,240	—%	—% to 0.75%	14.04%	to	13.23%
2016	523	$17.73	to	$16.48	$9,472	—%	—% to 0.75%	12.07%	to	11.20%
2015	628	$15.82	to	$14.82	$10,118	—%	—% to 0.75%	(5.50)%	to	(6.20)%

Invesco Technology Series I:
2019	405	$21.10	to	$18.35	$8,533	—%	—% to 0.75%	35.87%	to	34.83%
2018	481	$15.53	to	$13.61	$7,456	—%	—% to 0.75%	(0.45)%	to	(1.16)%
2017	403	$15.60	to	$13.77	$6,285	—%	—% to 0.75%	35.06%	to	34.08%
2016	385	$11.55	to	$10.27	$4,445	—%	—% to 0.75%	(0.69)%	to	(1.44)%
2015	344	$11.63	to	$10.42	$3,997	—%	—% to 0.75%	6.80%	to	6.00%

Janus Henderson Balanced Service Shares:
2019	771			$38.60	$29,768	1.65%	—%			22.27%
2018	706			$31.57	$22,282	1.79%	—%			0.41%
2017	627			$31.44	$19,717	1.38%	—%			18.15%
2016	610			$26.61	$16,237	1.92%	—%			4.31%
2015	726			$25.51	$18,508	1.73%	—%			0.43%

Janus Henderson Enterprise Service Shares:
2019	1,527	$47.01	to	$40.87	$71,794	0.05%	—% to 0.75%	5.66%	to	34.13%
2018	1,402	$34.78	to	$30.47	$48,773	0.13%	—% to 0.75%	(10.52)%	to	(1.42)%
2017	1,275	$35.01	to	$30.91	$44,649	0.53%	—% to 0.75%	27.08%	to	26.16%
2016	1,181	$27.55	to	$24.50	$32,522	0.70%	—% to 0.75%	12.08%	to	11.26%
2015	1,114	$24.58	to	$22.02	$27,387	0.79%	—% to 0.75%	3.80%	to	2.99%

Janus Henderson Flexible Bond Service Shares:
2019	1,621			$23.87	$38,697	2.75%	—%			9.24%
2018	1,912			$21.85	$41,777	2.62%	—%			(1.27)%
2017	2,221			$22.13	$49,161	2.49%	—%			3.36%
2016	2,279			$21.41	$48,806	2.45%	—%			2.20%
2015	2,067			$20.95	$43,292	1.99%	—%			(0.05)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

Janus Henderson Forty Service Shares:
2019	486			$30.72	$14,937	0.02%	—%			6.85%
2018	547			$22.45	$12,281	1.27%	—%			1.72%
2017	454			$22.07	$10,018	—%	—%			29.98%
2016	366			$16.98	$6,208	0.86%	—%			1.98%
2015	409			$16.65	$6,808	1.24%	—%			11.90%

Janus Henderson Global Research Service Shares:
2019	192			$25.57	$4,909	0.87%	—%			28.69%
2018	207			$19.87	$4,113	1.04%	—%			(7.06)%
2017	125			$21.38	$2,662	0.66%	—%			26.66%
2016	127			$16.88	$2,149	1.00%	—%			1.81%
2015	100			$16.58	$1,651	0.55%	—%			(2.53)%

Janus Henderson Global Technology Service Shares
2019 (16)	34	$11.71	to	$11.66	$399	—%	—% to 0.75%	8.73%	to	16.60%

Janus Henderson Overseas Service Shares:
2019	111			$30.27	$3,349	1.81%	—%			26.71%
2018	132			$23.89	$3,150	1.67%	—%			(15.13)%
2017	130			$28.15	$3,649	1.55%	—%			30.81%
2016	144			$21.52	$3,099	5.00%	—%			(6.72)%
2015	115			$23.07	$2,652	0.52%	—%			(8.78)%

JP Morgan Core Bond Class I:
2019	211			$15.72	$3,318	2.51%	—%			8.12%
2018	190			$14.54	$2,767	2.24%	—%			0.07%
2017	203			$14.53	$2,953	2.35%	—%			3.56%
2016	217			$14.03	$3,050	2.54%	—%			2.11%
2015	256			$13.74	$3,515	3.63%	—%			1.18%

JP Morgan Small Cap Core Class I:
2019	88			$43.44	$3,827	0.40%	—%			24.58%
2018	107			$34.87	$3,740	0.39%	—%			(11.94)%
2017	150			$39.60	$5,930	0.32%	—%			15.25%
2016	159			$34.36	$5,463	0.52%	—%			20.18%
2015	161			$28.59	$4,600	0.15%	—%			(5.27)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

LargeCap Growth I Class 1:
2019	4,456	$72.40	to	$36.71	$317,348	0.05%	—% to 0.75%	7.45%	to	33.93%
2018	3,602	$32.27	to	$27.41	$190,724	0.04%	—% to 0.75%	3.60%	to	2.81%
2017	3,682	$31.15	to	$26.66	$187,992	0.03%	—% to 0.75%	33.75%	to	32.70%
2016	3,891	$23.29	to	$20.09	$148,226	—%	—% to 0.75%	1.26%	to	0.50%
2015	3,880	$23.00	to	$19.99	$145,851	0.23%	—% to 0.75%	7.78%	to	6.96%

LargeCap S&P 500 Index Class 1:
2019	6,347	$33.61	to	$29.82	$213,356	1.89%	—% to 0.75%	6.63%	to	30.10%
2018	6,210	$25.64	to	$22.92	$159,228	1.73%	—% to 0.75%	(4.58)%	to	(5.29)%
2017	5,891	$26.87	to	$24.20	$158,276	1.68%	—% to 0.75%	21.47%	to	20.58%
2016	5,316	$22.12	to	$20.07	$117,572	1.68%	—% to 0.75%	11.60%	to	10.76%
2015	4,611	$19.82	to	$18.12	$91,385	1.48%	—% to 0.75%	1.12%	to	0.39%

Lord Abbett Series Fund Developing Growth Class VC:
2019	40	$19.95	to	$19.42	$801	—%	—% to 0.75%	4.56%	to	30.77%
2018	36	$15.14	to	$14.85	$552	—%	—% to 0.75%	4.85%	to	4.14%
2017	1	$14.44	to	$14.26	$11	—%	—% to 0.75%	29.97%	to	28.93%
2016 (9)	—	$11.11	to	$11.06	$3	—%	—% to 0.75%	10.66%	to	10.16%

MFS Blended Research Small Cap Equity Service Class:
2019	94	$16.30	to	$15.86	$1,529	0.49%	—% to 0.75%	8.09%	to	25.38%
2018	55	$12.90	to	$12.65	$713	0.70%	—% to 0.75%	(5.36)%	to	(6.02)%
2017	7	$13.63	to	$13.46	$98	0.74%	—% to 0.75%	14.73%	to	13.78%
2016 (9)	1	$11.88	to	$11.83	$15	0.24%	—% to 0.75%	18.92%	to	18.42%

MFS Global Equity Service Class:
2019	295			$32.03	$9,456	0.99%	—%			30.20%
2018	235			$24.60	$5,773	0.71%	—%			(9.92)%
2017	252			$27.31	$6,895	0.72%	—%			23.74%
2016	197			$22.07	$4,355	0.70%	—%			7.03%
2015	199			$20.62	$4,099	0.87%	—%			(1.67)%

MFS Growth Service Class:
2019	799			$53.82	$43,012	—%	—%			37.79%
2018	805			$39.06	$31,443	—%	—%			2.41%
2017	767			$38.14	$29,261	—%	—%			31.07%
2016	656			$29.10	$19,087	—%	—%			2.18%
2015	624			$28.48	$17,778	—%	—%			7.31%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

MFS Inflation-Adjusted Bond Service Class:
2019	35			$10.73	$374	1.54%	—%			8.06%
2018	12			$9.93	$117	1.63%	—%			(4.70)%
2017	5			$10.42	$52	—%	—%			7.98%
2016	2			$9.65	$21	—%	—%			2.33%
2015 (6)	—			$9.43	$2	—%	—%			(4.84)%

MFS International Intrinsic Value Service Class:
2019 (25)	1,239			$17.62	$21,840	1.53%	—%			25.68%
2018	924			$14.02	$12,961	0.94%	—%			(9.72)%
2017	749			$15.53	$11,636	1.34%	—%			26.78%
2016	567			$12.25	$6,946	1.16%	—%			3.81%
2015	433			$11.80	$5,107	1.88%	—%			6.31%

MFS Mid Cap Growth Service Class:
2019	15			$35.73	$552	—%	—%			38.27%
2018	75			$25.84	$1,940	—%	—%			0.94%
2017	27			$25.60	$694	—%	—%			26.67%
2016	28			$20.21	$571	—%	—%			4.66%
2015	30			$19.31	$586	—%	—%			4.43%

MFS Mid Cap Value Portfolio Service Class:
2019	215	$14.00	to	$13.52	$3,016	0.72%	—% to 0.75%	5.98%	to	29.75%
2018	103	$10.71	to	$10.42	$1,105	0.68%	—% to 0.75%	(11.63)%	to	(12.29)%
2017	89	$12.12	to	$11.88	$1,083	1.04%	—% to 0.75%	13.38%	to	12.50%
2016	77	$10.69	to	$10.56	$822	0.73%	—% to 0.75%	15.82%	to	14.91%
2015 (6)	12	$9.23	to	$9.19	$108	0.02%	—% to 0.75%	(8.25)%	to	(8.65)%

MFS New Discovery Service Class:
2019	347	$46.12	to	$43.23	$15,987	—%	—% to 0.75%	8.70%	to	40.22%
2018	381	$32.64	to	$30.83	$12,422	—%	—% to 0.75%	(1.72)%	to	(2.47)%
2017	343	$33.21	to	$31.61	$11,406	—%	—% to 0.75%	26.32%	to	25.39%
2016	354	$26.29	to	$25.21	$9,297	—%	—% to 0.75%	8.82%	to	8.01%
2015	407	$24.16	to	$23.34	$9,834	—%	—% to 0.75%	(2.15)%	to	(2.87)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

MFS New Discovery Value Service Class:
2019	62	$16.48	to	$16.04	$1,019	0.37%	—% to 0.75%	6.32%	to	32.45%
2018	25	$12.35	to	$12.11	$310	0.28%	—% to 0.75%	(11.02)%	to	(11.67)%
2017	20	$13.88	to	$13.71	$281	0.92%	—% to 0.75%	15.00%	to	14.15%
2016 (9)	2	$12.07	to	$12.01	$29	0.31%	—% to 0.75%	21.31%	to	20.70%

MFS Research International Portfolio Service Class:
2019	219			$12.71	$2,787	1.22%	—%			27.61%
2018	219			$9.96	$2,182	1.18%	—%			(14.29)%
2017	253			$11.62	$2,945	1.69%	—%			27.97%
2016	225			$9.08	$2,043	1.22%	—%			(0.98)%
2015 (4)	360			$9.17	$3,301	2.13%	—%			(8.30)%

MFS Total Return Service Class:
2019	164			$20.88	$3,416	2.30%	—%			20.14%
2018	149			$17.38	$2,595	2.03%	—%			(5.90)%
2017	118			$18.47	$2,181	2.30%	—%			12.08%
2016	77			$16.48	$1,270	2.89%	—%			8.78%
2015	50			$15.15	$764	2.61%	—%			(0.59)%

MFS Utilities Service Class:
2019	216			$21.28	$4,604	3.77%	—%			2.60%
2018	225			$17.05	$3,845	0.85%	—%			0.77%
2017	223			$16.92	$3,765	4.16%	—%			14.48%
2016	222			$14.78	$3,288	3.67%	—%			11.30%
2015	204			$13.28	$2,716	4.01%	—%			(14.76)%

MFS Value Service Class:
2019	1,023			$39.68	$40,604	1.91%	—%			29.50%
2018	1,041			$30.64	$31,883	1.30%	—%			(10.36)%
2017	1,125			$34.18	$38,445	1.74%	—%			17.38%
2016	1,140			$29.12	$33,197	1.95%	—%			13.75%
2015	1,017			$25.60	$26,025	2.11%	—%			(0.93)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

MidCap Class 1:
2019	1,824	$97.00	to	$344.48	$233,335	0.27%	—% to 0.75%	43.09%	to	42.03%
2018	2,005	$67.79	to	$242.54	$179,111	0.28%	—% to 0.75%	(6.55)%	to	(7.25)%
2017	2,188	$72.54	to	$261.50	$209,664	0.54%	—% to 0.75%	25.52%	to	24.58%
2016	2,340	$57.79	to	$209.90	$179,257	0.41%	—% to 0.75%	10.37%	to	9.54%
2015	2,615	$52.36	to	$191.62	$181,319	0.52%	—% to 0.75%	1.65%	to	0.88%

Neuberger Berman AMT Mid Cap Growth Portfolio Class S:
2019	52			$15.44	$796	—%	—%			32.53%
2018	53			$11.65	$618	—%	—%			(6.58)%
2017	62			$12.47	$770	—%	—%			24.58%
2016	85			$10.01	$853	—%	—%			4.16%
2015 (7)	104			$9.61	$1,004	—%	—%			(4.19)%

Neuberger Berman AMT Sustainable Equity I Class:
2019 (15)	899			$10.95	$9,838	0.54%	—%			6.52%

PIMCO All Asset Administrative Class:
2019	157			$13.80	$2,164	2.88%	—%			11.83%
2018	219			$12.34	$2,702	3.13%	—%			(5.37)%
2017	242			$13.04	$3,162	4.84%	—%			13.49%
2016	210			$11.49	$2,411	2.71%	—%			12.98%
2015	199			$10.17	$2,029	3.55%	—%			(9.03)%

PIMCO Commodity Real Return Strategy Administrative Class:
2019	115			$6.13	$705	4.37%	—%			11.45%
2018	110			$5.50	$607	2.15%	—%			(14.06)%
2017	105			$6.40	$671	10.99%	—%			2.07%
2016	72			$6.27	$450	1.18%	—%			15.26%
2015	34			$5.44	$184	3.75%	—%			(25.78)%

PIMCO Emerging Market Bond Administrative Class:
2019	90			$14.12	$1,270	4.39%	—%			14.80%
2018	95			$12.30	$1,170	4.15%	—%			(4.73)%
2017	101			$12.91	$1,298	4.97%	—%			9.87%
2016	81			$11.75	$950	5.26%	—%			13.31%
2015	51			$10.37	$527	5.28%	—%			(2.26)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,			For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio	Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

PIMCO High Yield Administrative Class:
2019	848	$20.05	$16,989	4.88%	—%	14.77%
2018	744	$17.47	$13,003	5.09%	—%	(2.67)%
2017	660	$17.95	$11,845	4.80%	—%	6.65%
2016	544	$16.83	$9,159	5.17%	—%	12.42%
2015	373	$14.97	$5,577	5.28%	—%	(1.64)%

PIMCO Long-Term U.S. Government Administrative Class:
2019	19	$13.29	$252	2.25%	—%	13.40%
2018	62	$11.72	$730	2.39%	—%	(2.41)%
2017	60	$12.01	$724	2.16%	—%	8.98%
2016	49	$11.02	$536	1.84%	—%	0.64%
2015	2	$10.95	$20	2.10%	—%	(1.35)%

PIMCO Low Duration Administrative Class:
2019	147	$10.66	$1,564	2.68%	—%	4.00%
2018	49	$10.25	$502	2.11%	—%	0.39%
2017	3	$10.21	$31	1.18%	—%	1.29%
2016 (9)	—	$10.08	$—	—%	—%	0.80%

PIMCO Real Return Administrative Class:
2019	936	$13.67	$12,805	1.65%	—%	8.49%
2018	852	$12.60	$10,742	2.44%	—%	(2.25)%
2017	830	$12.89	$10,701	2.36%	—%	3.70%
2016	817	$12.43	$10,161	2.31%	—%	5.16%
2015	794	$11.82	$9,388	4.28%	—%	(2.72)%

PIMCO Short-Term Administrative Class:
2019	3,413	$11.82	$40,357	2.42%	—%	2.78%
2018	2,576	$11.50	$29,633	2.13%	—%	1.50%
2017	2,133	$11.33	$24,166	1.67%	—%	2.44%
2016	1,653	$11.06	$18,282	1.57%	—%	2.31%
2015	1,876	$10.81	$20,275	0.98%	—%	1.12%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

PIMCO Total Return Administrative Class:
2019	3,344			$14.57	$48,734	2.99%	—%			8.33%
2018	3,288			$13.45	$44,224	2.54%	—%			(0.52)%
2017	3,270			$13.52	$44,213	2.00%	—%			4.89%
2016	2,695			$12.89	$34,726	2.06%	—%			2.71%
2015	2,583			$12.55	$32,426	5.10%	—%			0.40%

Principal Capital Appreciation Class 1:
2019	1,445	$16.63	to	$16.05	$24,031	1.60%	—% to 0.75%	5.92%	to	31.45%
2018	1,522	$12.55	to	$12.21	$19,104	1.15%	—% to 0.75%	(3.46)%	to	(4.08)%
2017	1,574	$13.00	to	$12.73	$20,451	1.25%	—% to 0.75%	20.82%	to	19.76%
2016	1,656	$10.76	to	$10.63	$17,828	1.13%	—% to 0.75%	9.13%	to	8.36%
2015 (5)	1,745	$9.86	to	$9.81	$17,214	0.33%	—% to 0.75%	(0.40)%	to	(0.91)%

Principal LifeTime 2010 Class 1:
2019	654	$22.19	to	$24.47	$14,518	2.86%	—% to 0.75%	2.40%	to	13.23%
2018	731	$19.45	to	$21.61	$14,211	3.00%	—% to 0.75%	(3.86)%	to	(4.59)%
2017	861	$20.23	to	$22.65	$17,414	2.08%	—% to 0.75%	11.40%	to	10.60%
2016	854	$18.16	to	$20.48	$15,505	2.16%	—% to 0.75%	5.28%	to	4.44%
2015	729	$17.25	to	$19.61	$12,577	2.24%	—% to 0.75%	(1.20)%	to	(1.90)%

Principal LifeTime 2020 Class 1:
2019	4,162	$25.77	to	$28.61	$107,316	2.42%	—% to 0.75%	3.33%	to	17.25%
2018	4,063	$21.83	to	$24.40	$88,691	2.75%	—% to 0.75%	(5.39)%	to	(6.12)%
2017	4,008	$23.07	to	$25.99	$92,474	1.98%	—% to 0.75%	15.00%	to	14.14%
2016	3,911	$20.06	to	$22.77	$78,473	1.95%	—% to 0.75%	5.75%	to	4.98%
2015	3,839	$18.97	to	$21.69	$72,833	2.70%	—% to 0.75%	(1.15)%	to	(1.86)%

Principal LifeTime 2030 Class 1:
2019	4,408	$27.07	to	$31.21	$119,380	2.14%	—% to 0.75%	4.32%	to	21.11%
2018	3,719	$22.20	to	$25.77	$82,562	2.57%	—% to 0.75%	(7.04)%	to	(7.77)%
2017	3,400	$23.88	to	$27.94	$81,209	1.65%	—% to 0.75%	18.28%	to	17.39%
2016	2,825	$20.19	to	$23.80	$57,057	1.69%	—% to 0.75%	5.82%	to	5.08%
2015	2,443	$19.08	to	$22.65	$46,609	2.58%	—% to 0.75%	(1.04)%	to	(1.82)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

Principal LifeTime 2040 Class 1:
2019	2,222	$29.08	to	$33.91	$64,652	1.92%	—% to 0.75%	4.91%	to	23.80%
2018	1,991	$23.32	to	$27.39	$46,443	2.09%	—% to 0.75%	(7.86)%	to	(8.55)%
2017	1,797	$25.31	to	$29.95	$45,470	1.39%	—% to 0.75%	20.70%	to	19.80%
2016	1,616	$20.97	to	$25.00	$33,897	1.45%	—% to 0.75%	5.43%	to	4.65%
2015	1,512	$19.89	to	$23.89	$30,067	2.55%	—% to 0.75%	(0.85)%	to	(1.57)%

Principal LifeTime 2050 Class 1:
2019	827	$29.79	to	$35.17	$24,643	1.90%	—% to 0.75%	5.34%	to	25.43%
2018	802	$23.58	to	$28.04	$18,910	2.03%	—% to 0.75%	(8.64)%	to	(9.34)%
2017	726	$25.81	to	$30.93	$18,728	1.30%	—% to 0.75%	22.15%	to	21.25%
2016	777	$21.13	to	$25.51	$16,430	1.42%	—% to 0.75%	5.60%	to	4.81%
2015	690	$20.01	to	$24.34	$13,819	2.64%	—% to 0.75%	(0.69)%	to	(1.46)%

Principal LifeTime 2060 Class 1:
2019	368	$17.42	to	$16.57	$6,408	1.46%	—% to 0.75%	5.64%	to	26.30%
2018	253	$13.69	to	$13.12	$3,466	1.93%	—% to 0.75%	(9.22)%	to	(9.95)%
2017	311	$15.08	to	$14.57	$4,691	0.97%	—% to 0.75%	22.70%	to	21.82%
2016	159	$12.29	to	$11.96	$1,951	1.13%	—% to 0.75%	5.49%	to	4.73%
2015	143	$11.65	to	$11.42	$1,663	1.28%	—% to 0.75%	(0.68)%	to	(1.47)%

Principal LifeTime Strategic Income Class 1:
2019	779	$19.68	to	$20.07	$15,328	2.67%	—% to 0.75%	1.97%	to	11.62%
2018	515	$17.50	to	$17.98	$9,024	2.94%	—% to 0.75%	(3.05)%	to	(3.75)%
2017	512	$18.05	to	$18.68	$9,248	2.34%	—% to 0.75%	8.80%	to	7.98%
2016	514	$16.59	to	$17.30	$8,522	2.54%	—% to 0.75%	4.73%	to	3.97%
2015	461	$15.84	to	$16.64	$7,306	2.25%	—% to 0.75%	(0.94)%	to	(1.71)%

Putnam VT Equity Income Class IB:
2019	54			$13.50	$729	2.13%	—%			30.43%
2018	65			$10.35	$677	0.71%	—%			(8.49)%
2017 (11)	76			$11.31	$863	—%	—%			13.21%

Putnam VT Growth Opportunities Class IB:
2019	1,814	$18.42	to	$18.00	$33,423	0.13%	—% to 0.75%	6.78%	to	35.75%
2018	1,947	$13.47	to	$13.26	$26,234	—%	—% to 0.75%	2.36%	to	1.61%
2017	2,123	$13.16	to	$13.05	$27,937	0.10%	—% to 0.75%	30.95%	to	29.98%
2016 (10)	2,254	$10.05	to	$10.04	$22,655	—%	—% to 0.75%	0.70%	to	0.60%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

Putnam VT International Equity Class IB:
2019	47			$21.71	$1,015	1.29%	—%			25.20%
2018	36			$17.34	$626	1.45%	—%			(19.12)%
2017	43			$21.44	$916	2.19%	—%			26.56%
2016	45			$16.94	$770	3.93%	—%			(2.48)%
2015	67			$17.37	$1,170	1.16%	—%			0.17%

Real Estate Securities Class 1:
2019	847	$97.03	to	$72.96	$82,312	1.79%	—% to 0.75%	(0.88)%	to	30.29%
2018	916	$73.92	to	$56.00	$67,765	1.81%	—% to 0.75%	(4.22)%	to	(4.94)%
2017	974	$77.18	to	$58.91	$75,297	1.75%	—% to 0.75%	9.20%	to	8.39%
2016	1,105	$70.68	to	$54.35	$78,178	1.39%	—% to 0.75%	5.84%	to	5.04%
2015	1,134	$66.78	to	$51.74	$75,834	1.15%	—% to 0.75%	4.21%	to	3.44%

Rydex Basic Materials:
2019	37			$9.91	$366	—%	—%			21.45%
2018 (14)	—			$8.16	$—	—%	—%			(18.56)%

Rydex Utilities:
2019	3			$12.97	$34	—%	—%			18.99%
2018 (14)	—			$10.90	$—	—%	—%			9.66%

SAM Balanced Portfolio Class 1:
2019	3,806	$21.51	to	$28.68	$81,942	2.52%	—% to 0.75%	3.81%	to	19.10%
2018	3,966	$17.93	to	$24.08	$71,152	3.07%	—% to 0.75%	(5.03)%	to	(5.75)%
2017	4,082	$18.88	to	$25.55	$77,137	2.13%	—% to 0.75%	15.19%	to	14.32%
2016	4,226	$16.39	to	$22.35	$69,351	2.08%	—% to 0.75%	6.84%	to	6.02%
2015	4,516	$15.34	to	$21.08	$69,369	2.93%	—% to 0.75%	(0.78)%	to	(1.54)%

SAM Conservative Balanced Portfolio Class 1:
2019	2,643	$20.12	to	$24.02	$53,200	2.92%	—% to 0.75%	2.86%	to	14.98%
2018	2,524	$17.37	to	$20.89	$43,839	3.45%	—% to 0.75%	(3.50)%	to	(4.22)%
2017	2,363	$18.00	to	$21.81	$42,524	2.79%	—% to 0.75%	11.46%	to	10.65%
2016	2,448	$16.15	to	$19.71	$39,530	2.59%	—% to 0.75%	6.39%	to	5.57%
2015	2,382	$15.18	to	$18.67	$36,166	3.21%	—% to 0.75%	(0.78)%	to	(1.53)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

SAM Conservative Growth Portfolio Class 1:
2019	3,157	$22.24	to	$33.49	$70,267	1.84%	—% to 0.75%	4.71%	to	23.12%
2018	3,304	$17.93	to	$27.20	$59,275	2.79%	—% to 0.75%	(6.61)%	to	(7.29)%
2017	3,229	$19.20	to	$29.34	$62,036	1.56%	—% to 0.75%	19.78%	to	18.88%
2016	3,199	$16.03	to	$24.68	$51,320	1.43%	—% to 0.75%	7.01%	to	6.20%
2015	3,310	$14.98	to	$23.24	$49,631	2.23%	—% to 0.75%	(1.12)%	to	(1.86)%

SAM Flexible Income Portfolio Class 1:
2019	1,279	$19.58	to	$21.75	$25,045	3.50%	—% to 0.75%	2.03%	to	12.40%
2018	1,200	$17.29	to	$19.35	$20,760	4.04%	—% to 0.75%	(1.98)%	to	(2.67)%
2017	1,337	$17.64	to	$19.88	$23,582	3.39%	—% to 0.75%	8.42%	to	7.58%
2016	1,292	$16.27	to	$18.48	$21,032	3.32%	—% to 0.75%	7.04%	to	6.27%
2015	1,193	$15.20	to	$17.39	$18,145	3.61%	—% to 0.75%	(1.30)%	to	(2.08)%

SAM Strategic Growth Portfolio Class 1:
2019	3,032	$22.52	to	$36.77	$68,324	1.54%	—% to 0.75%	5.58%	to	26.49%
2018	3,048	$17.67	to	$29.07	$53,884	2.39%	—% to 0.75%	(8.63)%	to	(9.27)%
2017	3,070	$19.34	to	$32.04	$59,384	1.41%	—% to 0.75%	22.25%	to	21.32%
2016	3,307	$15.82	to	$26.41	$52,336	1.42%	—% to 0.75%	6.17%	to	5.35%
2015	3,395	$14.90	to	$25.07	$50,623	2.27%	—% to 0.75%	(1.65)%	to	(2.34)%

Short-Term Income Class 1:
2019	4,004	$13.97	to	$12.86	$55,945	2.70%	—% to 0.75%	0.36%	to	3.96%
2018	3,326	$13.35	to	$12.37	$44,389	2.16%	—% to 0.75%	1.06%	to	0.24%
2017	3,319	$13.21	to	$12.34	$43,851	1.97%	—% to 0.75%	2.40%	to	1.65%
2016	3,560	$12.90	to	$12.14	$45,938	2.23%	—% to 0.75%	2.14%	to	1.34%
2015	2,753	$12.63	to	$11.98	$34,776	2.60%	—% to 0.75%	0.72%	to	—%

SmallCap Class 1:
2019	2,177	$38.40	to	$30.57	$83,630	0.33%	—% to 0.75%	5.67%	to	26.48%
2018	2,361	$30.14	to	$24.17	$71,213	0.30%	—% to 0.75%	(10.88)%	to	(11.56)%
2017	2,675	$33.82	to	$27.33	$90,502	0.38%	—% to 0.75%	12.85%	to	12.01%
2016	2,950	$29.97	to	$24.40	$88,434	0.25%	—% to 0.75%	17.39%	to	16.52%
2015	3,293	$25.53	to	$20.94	$84,116	0.07%	—% to 0.75%	(0.08)%	to	(0.85)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

T. Rowe Price Equity Income Portfolio II:
2019	78			$26.23	$2,054	1.97%	—%			26.05%
2018	80			$20.81	$1,666	1.66%	—%			(9.72)%
2017	115			$23.05	$2,646	1.53%	—%			15.77%
2016	117			$19.91	$2,324	2.06%	—%			18.79%
2015	119			$16.76	$2,000	1.52%	—%			(7.10)%

T. Rowe Price Health Sciences Portfolio II:
2019	101			$14.61	$1,477	—%	—%			28.61%
2018	91			$11.36	$1,028	—%	—%			0.89%
2017 (12)	—			$11.26	$2	—%	—%			12.15%

Templeton Developing Markets VIP Class 2:
2019	441			$20.72	$9,135	1.00%	—%			26.65%
2018	404			$16.36	$6,614	0.86%	—%			(15.80)%
2017	395			$19.43	$7,664	0.96%	—%			40.39%
2016	406			$13.84	$5,616	0.78%	—%			17.49%
2015	441			$11.78	$5,190	2.07%	—%			(19.59)%

Templeton Foreign VIP Class 2:
2019	1,034			$12.32	$12,742	1.71%	—%			12.51%
2018	1,188			$10.95	$13,012	2.68%	—%			(15.44)%
2017	1,193			$12.95	$15,452	2.61%	—%			16.67%
2016	1,178			$11.10	$13,080	1.95%	—%			7.14%
2015	1,251			$10.36	$12,960	3.24%	—%			(6.50)%

Templeton Global Bond VIP Class 2:
2019	1,351	$16.68	to	$15.66	$22,564	6.96%	—% to 0.75%	1.28%	to	1.23%
2018	1,232	$16.38	to	$15.47	$20,179	—%	—% to 0.75%	1.93%	to	1.18%
2017	1,216	$16.07	to	$15.29	$19,533	—%	—% to 0.75%	1.97%	to	1.19%
2016	1,082	$15.76	to	$15.11	$17,061	—%	—% to 0.75%	2.94%	to	2.16%
2015	1,199	$15.31	to	$14.79	$18,360	7.96%	—% to 0.75%	(4.31)%	to	(5.01)%

TOPS Managed Risk Balanced ETF Class 2:
2019	40	$14.43	to	$13.63	$582	1.71%	—% to 0.75%	3.07%	to	13.77%
2018	62	$12.59	to	$11.98	$786	1.87%	—% to 0.75%	(6.04)%	to	(6.77)%
2017	49	$13.40	to	$12.85	$652	1.43%	—% to 0.75%	10.56%	to	9.74%
2016	48	$12.12	to	$11.71	$577	1.41%	—% to 0.75%	6.22%	to	5.50%
2015	33	$11.41	to	$11.10	$372	1.19%	—% to 0.75%	(4.52)%	to	(5.29)%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

TOPS Managed Risk Growth ETF Class 2:
2019	92	$15.38	to	$14.52	$1,410	1.87%	—% to 0.75%	4.84%	to	16.16%
2018	89	$13.14	to	$12.50	$1,172	1.57%	—% to 0.75%	(8.69)%	to	(9.42)%
2017	83	$14.39	to	$13.80	$1,192	0.88%	—% to 0.75%	17.66%	to	16.85%
2016	291	$12.23	to	$11.81	$3,561	1.67%	—% to 0.75%	5.52%	to	4.70%
2015	305	$11.59	to	$11.28	$3,533	1.42%	—% to 0.75%	(9.10)%	to	(9.76)%

TOPS Managed Risk Moderate Growth ETF Class 2:
2019	55	$15.31	to	$14.46	$848	2.20%	—% to 0.75%	3.87%	to	15.40%
2018	51	$13.17	to	$12.53	$667	0.85%	—% to 0.75%	(7.19)%	to	(7.94)%
2017	139	$14.19	to	$13.61	$1,971	1.52%	—% to 0.75%	13.79%	to	13.04%
2016	130	$12.47	to	$12.04	$1,621	1.48%	—% to 0.75%	6.31%	to	5.52%
2015	123	$11.73	to	$11.41	$1,442	1.25%	—% to 0.75%	(6.31)%	to	(7.08)%

VanEck Global Hard Assets Class S:
2019	118	$5.64	to	$5.29	$667	—%	—% to 0.75%	8.25%	to	10.67%
2018	290	$5.06	to	$4.78	$1,466	—%	—% to 0.75%	(28.43)%	to	(28.97)%
2017	161	$7.07	to	$6.73	$1,139	—%	—% to 0.75%	(1.94)%	to	(2.60)%
2016	145	$7.21	to	$6.91	$1,040	0.27%	—% to 0.75%	43.34%	to	42.18%
2015	99	$5.03	to	$4.86	$497	0.03%	—% to 0.75%	(33.55)%	to	(34.06)%

VanEck Global Hard Assets Initial Class:
2019	751			$6.70	$5,029	—%	—%			11.85%
2018	1,086			$5.99	$6,504	—%	—%			(28.26)%
2017	1,144			$8.35	$9,553	—%	—%			(1.65)%
2016	1,213			$8.49	$10,298	0.35%	—%			43.65%
2015	1,008			$5.91	$5,957	0.03%	—%			(33.45)%

Vanguard VIF Balanced:
2019	1,015			$39.79	$40,373	2.91%	—%			22.47%
2018	1,264			$32.49	$41,063	2.37%	—%			(3.39)%
2017	1,376			$33.63	$46,265	2.34%	—%			14.70%
2016	1,833			$29.32	$53,753	2.48%	—%			11.02%
2015	1,890			$26.41	$49,927	2.36%	—%			0.11%

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

	December 31,					For the year ended December 31, except as noted
	Units (000's)	Unit fair value corresponding to lowest to highest expense ratio			Net assets (000's)	Investment income ratio (1)	Expense ratio (2) lowest to highest	Total return (3) corresponding to lowest to highest expense ratio

Division

Vanguard VIF Equity Index:
2019	3,828			$41.02	$157,005	1.95%	—%			31.31%
2018	4,222			$31.24	$131,905	1.67%	—%			(4.49)%
2017	4,299			$32.71	$140,644	1.76%	—%			21.64%
2016	4,374			$26.89	$117,629	2.17%	—%			11.81%
2015	4,257			$24.05	$102,385	1.53%	—%			1.26%

Vanguard VIF Mid-Cap Index:
2019	2,093			$48.45	$101,400	1.41%	—%			30.88%
2018	1,955			$37.02	$72,389	1.17%	—%			(9.33)%
2017	1,885			$40.83	$76,988	1.14%	—%			19.07%
2016	1,755			$34.29	$60,191	1.29%	—%			11.11%
2015	1,543			$30.86	$47,630	1.17%	—%			(1.44)%

Wanger International:
2019	161	$12.74	to	$12.31	$2,053	0.86%	—% to 0.75%	8.43%	to	29.04%
2018	141	$9.80	to	$9.54	$1,384	2.05%	—% to 0.75%	(17.72)%	to	(18.32)%
2017	102	$11.91	to	$11.68	$1,217	1.44%	—% to 0.75%	32.92%	to	31.98%
2016	38	$8.96	to	$8.85	$345	1.36%	—% to 0.75%	(1.43)%	to	(2.21)%
2015 (6)	14	$9.09	to	$9.05	$131	1.65%	—% to 0.75%	(9.19)%	to	(9.59)%

Wells Fargo VT Index Asset Allocation Class 2:
2019	47	$33.96	to	$29.75	$1,589	1.09%	—% to 0.75%	20.17%	to	19.24%
2018	68	$28.26	to	$24.95	$1,930	0.97%	—% to 0.75%	(2.92)%	to	(3.63)%
2017	97	$29.11	to	$25.89	$2,828	0.75%	—% to 0.75%	12.26%	to	11.40%
2016	122	$25.93	to	$23.24	$3,162	0.92%	—% to 0.75%	7.68%	to	6.90%
2015	84	$24.08	to	$21.74	$2,015	0.99%	—% to 0.75%	1.22%	to	0.46%

Wells Fargo VT Omega Growth Class 2:
2019	163	$38.30	to	$35.67	$6,254	—%	—% to 0.75%	37.08%	to	36.04%
2018	336	$27.94	to	$26.22	$9,378	—%	—% to 0.75%	0.25%	to	(0.49)%
2017	290	$27.87	to	$26.35	$8,070	0.01%	—% to 0.75%	34.64%	to	33.62%
2016	294	$20.70	to	$19.72	$6,089	—%	—% to 0.75%	0.49%	to	(0.25)%
2015	332	$20.60	to	$19.77	$6,840	—%	—% to 0.75%	1.38%	to	0.61%

(1)
These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.

(2)
These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

(3)
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists, a beginning unit value of ten would typically be used. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(4)	Commenced operations March 27, 2015. Investment income ratios have been annualized for the year ended December 31, 2015.
(5)	Commenced operations April 17, 2015. Investment income ratios have been annualized for the year ended December 31, 2015.
(6)	Commenced operations May 18, 2015. Investment income ratios have been annualized for the year ended December 31, 2015.
(7)	Commenced operations November 6, 2015. Investment income ratios have been annualized for the year ended December 31, 2015.
(8)	Commenced operations February 8, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(9)	Commenced operations May 23, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(10)	Commenced operations November 18, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(11)	Commenced operations May 12, 2017. Investment income ratios have been annualized for the year ended December 31, 2017.
(12)	Commenced operations May 15, 2017. Investment income ratios have been annualized for the year ended December 31, 2017.
(13)	Commenced operations May 26, 2017. Investment income ratios have been annualized for the year ended December 31, 2017.
(14)	Commenced operations June 11, 2018. Investment income ratios have been annualized for the year ended December 31, 2018.
(15)	Commenced operations April 29, 2019. Investment income ratios have been annualized for the year ended December 31, 2019.
(16)	Commenced operations June 7, 2019. Investment income ratios have been annualized for the year ended December 31, 2019.
(17)	Represented the operations of Dreyfus IP Core Value Service Shares Division until June 2, 2019.
(18)	Represented the operations of Dreyfus IP MidCap Stock Service Shares Division until June 2, 2019.
(19)	Represented the operations of Dreyfus IP Technology Growth Service Shares Division until June 2, 2019.
(20)	Represented the operations of Dreyfus Sustainable U.S. Equity Service Shares Division until June 2, 2019.
(21)	Represented the operations of Dreyfus VIF Appreciation Service Shares Division until June 2, 2019.
(22)	Represented the operations of Dreyfus VIF Opportunistic Small Cap Service Shares Division until June 2, 2019.
(23)	Represented the operations of Dreyfus VIF Quality Bond Service Shares Division until June 2, 2019.
(24)	Represented the operations of Oppenheimer Main Street Small Cap Service Shares Division until May 24, 2019.
(25)	Represented the operations of MFS International Value Service Class Division until June 6, 2019.

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

Following is a list of divisions and corresponding unit values and total return for divisions that had unit values and/or total return outside those corresponding to the lowest to highest expense ratio indicated above for applicable years.

Division	2019 Unit Value ($)

AllianceBernstein International Value Class A	8.28
Diversified International Class 1	32.34
Fidelity VIP Contrafund Initial Class	82.45
Fidelity VIP Equity-Income Initial Class	49.63
Fidelity VIP High Income Initial Class	28.44
Fidelity VIP Mid Cap Service Class 2	31.23
International Emerging Markets Class 1	42.59
LargeCap S&P 500 Index Class 1	33.75
Real Estate Securities Class 1	104.44
SmallCap Class 1	39.95
Templeton Global Bond VIP Class 2	16.71

Division	2019 Total Return (%)

AllianceBernstein International Value Class A	17.11
AllianceBernstein Small/Mid Cap Value Class A	20.08
American Century VP Capital Appreciation Class II	35.26
American Century VP Income & Growth Class II	23.76
American Century VP Inflation Protection Class II	8.88
American Century VP MidCap Value Class II	28.99
American Century VP Value Class II	26.94
American Funds Insurance Series Blue Chip Income and Growth Class 2	21.42
American Funds Insurance Series Global Balanced Class 2	20.45
American Funds Insurance Series Growth Fund Class 2	30.81
American Funds Insurance Series International Fund Class 2	22.87
American Funds Insurance Series New World Fund Class 2	29.13
BNY Mellon IP MidCap Stock Service Shares	19.92
Calvert Investment Grade Bond Portfolio Class I	8.32
Calvert Russell 2000 Small Cap Index Class F	24.82
Calvert S&P MidCap 400 Index Class F	25.56
ClearBridge Mid Cap Class I	32.95
Core Plus Bond Class 1	9.81 and 9.80
Delaware Small Cap Value Service Class	27.71
Delaware Smid Cap Core Service Class	29.29
Diversified International Class 1	22.69 and 22.70
DWS Small Mid Cap Value Class B	21.02
Equity Income Class 1	29.10
Fidelity VIP Contrafund Initial Class	31.59

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

Division	2019 Total Return (%)

Fidelity VIP Contrafund Service Class 2	31.26
Fidelity VIP Equity-Income Initial Class	27.44
Fidelity VIP Equity-Income Service Class 2	27.15
Fidelity VIP Extended Market Index Service Class 2	9.90
Fidelity VIP Government Money Market Service Class	1.96
Fidelity VIP High Income Service Class 2	14.75
Fidelity VIP International Index Service Class 2	10.20
Fidelity VIP Mid Cap Service Class 2	23.19 and 23.20
Fidelity VIP Total Market Index Service Class 2	12.90
Franklin Mutual Global Discovery VIP Class 2	24.37
Franklin Rising Dividends VIP Class 2	29.25
Franklin Small Cap Value VIP Class 2	26.32
Government & High Quality Bond Class 1	6.45
International Emerging Markets Class 1	17.59
Invesco American Franchise Series II	36.44
Invesco American Value Series I	25.05
Invesco Core Equity Series II	28.68
Invesco Health Care Series I	32.51
Invesco Mid Cap Core Equity Series II	25.03
Invesco Oppenheimer Main Street Small Cap Series II	26.12
Invesco Small Cap Equity Series I	26.62
Janus Henderson Enterprise Service Shares	35.16
Janus Henderson Forty Service Shares	36.84
Janus Henderson Global Technology Service Shares	17.10
LargeCap Growth I Class 1	34.92
LargeCap S&P 500 Index Class 1	31.08 and 31.12
Lord Abbett Series Fund Developing Growth Class VC	31.77
MFS Blended Research Small Cap Equity Service Class	26.36
MFS Mid Cap Value Portfolio Service Class	30.72
MFS New Discovery Service Class	41.30
MFS New Discovery Value Service Class	33.44
MFS Utilities Service Class	24.81
Neuberger Berman AMT Sustainable Equity I Class	9.50
Principal Capital Appreciation Class 1	32.51
Principal LifeTime 2010 Class 1	14.09
Principal LifeTime 2020 Class 1	18.09
Principal LifeTime 2030 Class 1	21.98
Principal LifeTime 2040 Class 1	24.74
Principal LifeTime 2050 Class 1	26.38
Principal LifeTime 2060 Class 1	27.25
Principal LifeTime Strategic Income Class 1	12.46
Putnam VT Growth Opportunities Class IB	36.75

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

Division	2019 Total Return (%)

Real Estate Securities Class 1	31.26
SAM Balanced Portfolio Class 1	19.97
SAM Conservative Balanced Portfolio Class 1	15.89
SAM Conservative Growth Portfolio Class 1	24.04
SAM Flexible Income Portfolio Class 1	13.24
SAM Strategic Growth Portfolio Class 1	27.45
Short-Term Income Class 1	4.64
SmallCap Class 1	27.41 and 27.39
Templeton Global Bond VIP Class 2	2.01
TOPS Managed Risk Balanced ETF Class 2	14.61
TOPS Managed Risk Growth ETF Class 2	17.05
TOPS Managed Risk Moderate Growth ETF Class 2	16.25
VanEck Global Hard Assets Class S	11.46
Wanger International	30.00

Division	2018 Unit Value ($)

Diversified International Class 1	26.36
Fidelity VIP Contrafund Initial Class	62.67
Fidelity VIP Equity-Income Initial Class	38.95
Fidelity VIP High Income Initial Class	20.86
Fidelity VIP Mid Cap Service Class 2	40.67
Invesco Small Cap Equity Series I	17.96
LargeCap Growth Class 1	30.29
LargeCap Growth I Class 1	53.66
LargeCap S&P 500 Index Class 1	25.74
Real Estate Securities Class 1	79.57
SmallCap Class 1	31.36

Division	2018 Total Return (%)

Fidelity VIP Contrafund Initial Class	(6.360)
Fidelity VIP Mid Cap Service Class 2	(14.770)
Janus Henderson Enterprise Service Shares	(10.52) and (0.66)
LargeCap Growth Class 1	(7.280)
Real Estate Securities Class 1	(4.210)

Division	2017 Unit Value ($)

Diversified International Class 1	31.97
Fidelity VIP Contrafund Initial Class	66.93
Fidelity VIP Equity-Income Initial Class	42.47
Fidelity VIP High Income Initial Class	25.55

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

Division	2017 Unit Value ($)

Invesco Small Cap Equity Series I	21.15
LargeCap Growth Class 1	32.67
LargeCap Growth I Class 1	51.80
LargeCap S&P 500 Index Class 1	26.98
Real Estate Securities Class 1	83.07
SmallCap Class 1	35.19

Division	2017 Total Return (%)

LargeCap S&P 500 Index Class 1	21.48
LargeCap Value Class 1	16.82
MidCap Class 1	25.53

Division	2016 Unit Value ($)

Diversified International Class 1	24.77
Fidelity VIP Contrafund Initial Class	54.92
Fidelity VIP Equity-Income Initial Class	37.62
Fidelity VIP High Income Initial Class	23.89
Invesco Small Cap Equity Series I	18.55
LargeCap Growth Class 1	24.22
LargeCap Growth I Class 1	38.74
LargeCap S&P 500 Index Class 1	22.21
Real Estate Securities Class 1	76.07
SmallCap Class 1	31.18

Division	2016 Total Return (%)

Balanced Class 1	5.69
Core Plus Bond Class 1	4.09
Diversified International Class 1	0.36
Fidelity VIP High Income Initial Class	14.64
Fidelity VIP Mid Cap Service Class 2	39.59
Invesco Small Cap Equity Series I	12.08
LargeCap Growth Class 1	(5.130)
LargeCap S&P 500 Index Class 1	11.61
LargeCap Value Class 1	8.18

Division	2015 Unit Value ($)

Diversified International Class 1	24.68
Fidelity VIP Contrafund Initial Class	50.85
Fidelity VIP Equity-Income Initial Class	31.87

Principal Life Insurance Company
Variable Life Separate Account

Notes to Financial Statements

December 31, 2019

Division	2015 Unit Value ($)

Fidelity VIP High Income Initial Class	20.84
Fidelity VIP Mid Cap Service Class 2	35.37
Invesco Small Cap Equity Series I	16.55
LargeCap Growth Class 1	25.53
LargeCap Growth I Class 1	38.26
LargeCap S&P 500 Index Class 1	19.90
Putnam VT Voyager Class IB	21.78
Real Estate Securities Class 1	71.87
SmallCap Blend Class 1	26.56

Division	2015 Total Return (%)

Balanced Class 1	0.43
Fidelity VIP Contrafund Initial Class	0.67
Fidelity VIP Mid Cap Service Class 2	(1.640)
LargeCap Growth Class 1	4.98

7. Subsequent Events

The Separate Account performed an evaluation of subsequent events through March 27, 2020.

The outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving and many countries have reacted by instituting quarantines and restrictions on travel. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity.  As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly difficult to assess. These events, or fear of such an event, present material uncertainty and risk with respect to the Separate Account performance and financial results.

APPENDIX B - Principal Life Insurance Company Financials

Report of Independent Auditors
The Board of Directors and Stockholders
Principal Life Insurance Company
We have audited the accompanying consolidated financial statements of Principal Life Insurance Company, which comprise the consolidated statements of financial position as of December 31, 2019 and 2018, and the related statements of operations, comprehensive income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2019, and the related notes to the consolidated financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.
Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Opinion
In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2019 and 2018, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in conformity with U.S. generally accepted accounting principles.
Required Supplementary Information
Accounting principles generally accepted in the United States require that the Claims Development and Claim Duration and Payout information presented as unaudited within the Short-Duration Contracts disclosure on pages 55-59 be presented to supplement the financial statements. Such information, although not a part of the financial statements, is required by the Financial Accounting Standards Board who considers it to be an essential part of financial reporting for placing the financial statements in an appropriate operational, economic, or historical context. We have applied certain limited procedures to the required supplementary information in accordance with auditing standards generally accepted in the United States, which consisted of inquiries of management about the methods of preparing the information and comparing the information for consistency with management’s responses to our inquiries, the financial statements, and other knowledge we obtained during our audit of the financial statements. We do not express an opinion or provide any assurance on the information because the limited procedures do not provide us with sufficient evidence to express an opinion or provide any assurance.

/s/ Ernst & Young LLP

Des Moines, Iowa
March 13, 2020

Principal Life Insurance Company
Consolidated Statements of Financial Position
	December 31, 2019	December 31, 2018
	(in millions)
Assets
Fixed maturities, available-for-sale (2019 and 2018 include $99.4 million and $94.5 million related to
consolidated variable interest entities)	$65,983.4	$56,275.3
Fixed maturities, trading	237.6	165.5
Equity securities	69.9	84.8
Mortgage loans	15,820.3	14,662.2
Real estate (2019 and 2018 include $457.6 million and $364.0 million related to consolidated variable
interest entities)	1,713.5	1,726.3
Policy loans	742.2	755.9
Other investments (2019 and 2018 include $19.9 million and $44.1 million related to consolidated variable
interest entities and $22.8 million and $23.6 million measured at fair value under the fair value option)	2,133.2	1,752.5
Total investments	86,700.1	75,422.5
Cash and cash equivalents	1,525.0	1,806.3
Accrued investment income	666.5	615.5
Premiums due and other receivables	1,734.2	1,618.2
Deferred acquisition costs	3,509.9	3,680.4
Property and equipment	763.1	692.9
Goodwill	75.1	75.1
Other intangibles	19.6	22.2
Separate account assets	125,801.7	107,343.0
Other assets	1,119.5	1,135.9
Total assets	$221,914.7	$192,412.0

Liabilities
Contractholder funds	$38,334.6	$36,861.7
Future policy benefits and claims	35,333.8	30,565.5
Other policyholder funds	791.8	727.2
Long-term debt (2019 and 2018 include $64.2 million and $58.4 million related to consolidated variable
interest entities)	108.7	129.1
Deferred income taxes	1,823.9	1,029.4
Separate account liabilities	125,801.7	107,343.0
Other liabilities (2019 and 2018 include $122.2 million and $101.3 million related to consolidated variable
interest entities)	8,331.5	6,904.9
Total liabilities	210,526.0	183,560.8

Stockholder's equity
Common stock, par value $1.00 per share - 5.0 million shares authorized, 2.5 million shares issued
and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid-in capital	6,331.5	6,331.6
Retained earnings	2,410.8	2,441.2
Accumulated other comprehensive income	2,620.7	55.5
Total stockholder's equity attributable to Principal Life Insurance Company	11,365.5	8,830.8
Noncontrolling interest	23.2	20.4
Total stockholder's equity	11,388.7	8,851.2
Total liabilities and stockholder's equity	$221,914.7	$192,412.0

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Operations

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Revenues
Premiums and other considerations	$7,473.3	$6,092.4	$5,999.4
Fees and other revenues	2,396.7	2,222.2	2,182.1
Net investment income	3,293.9	3,022.9	2,833.7
Net realized capital gains (losses), excluding impairment losses on
available-for-sale securities	(68.7)	121.8	451.7
Net other-than-temporary impairment (losses) recoveries on available-
for-sale securities	(38.3)	10.6	(30.0)
Other-than-temporary impairment losses on fixed maturities, available-
for-sale reclassified from other comprehensive income	(5.2)	(39.7)	(49.7)
Net impairment losses on available-for-sale securities	(43.5)	(29.1)	(79.7)
Net realized capital gains (losses)	(112.2)	92.7	372.0
Total revenues	13,051.7	11,430.2	11,387.2
Expenses
Benefits, claims and settlement expenses	9,167.5	7,542.0	7,317.9
Dividends to policyholders	119.1	123.6	124.6
Operating expenses	2,502.3	2,363.5	2,226.7
Total expenses	11,788.9	10,029.1	9,669.2
Income from continuing operations before income taxes	1,262.8	1,401.1	1,718.0
Income taxes (benefits)	140.2	146.8	(518.40)
Income from continuing operations, net of related income taxes	1,122.6	1,254.3	2,236.4
Income from discontinued operations, net of related income taxes	—	—	37.0
Net income	1,122.6	1,254.3	2,273.4
Net income attributable to noncontrolling interest	9.7	3.3	2.4
Net income attributable to Principal Life Insurance Company	$1,112.9	$1,251.0	$2,271.0

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Comprehensive Income

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Net income	$1,122.6	$1,254.3	$2,273.4
Other comprehensive income (loss), net:
Net unrealized gains (losses) on available-for-sale securities	2,533.7	(1,513.3)	619.9
Noncredit component of impairment losses on fixed maturities, available-for-sale	3.0	26.5	27.4
Net unrealized gains (losses) on derivative instruments	(14.6)	8.0	(49.1)
Net unrecognized postretirement benefit obligation	43.1	(67.6)	13.3
Other comprehensive income (loss)	2,565.2	(1,546.4)	611.5
Comprehensive income (loss)	3,687.8	(292.1)	2,884.9
Comprehensive income attributable to noncontrolling interest	9.7	3.3	2.4
Comprehensive income (loss) attributable to Principal Life Insurance Company	$3,678.1	$(295.4)	$2,882.5

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Stockholder's Equity

				Accumulated
		Additional		other		Total
	Common	paid-in	Retained	comprehensive	Noncontrolling	stockholder's
	stock	capital	earnings	income	interest	equity
	(in millions)
Balances as of January 1, 2017	$2.5	$5,305.6	$2,139.9	$748.4	$42.9	$8,239.3
Capital distributions to parent	—	(27.5)	—	—	—	(27.5)
Stock-based compensation	—	41.9	(3.0)	—	0.1	39.0
Net true-up of tax asset transferred to affiliate due
to prior year change in benefit plan sponsorship	—	(3.0)	—	—	—	(3.0)
Dividends to parent	—	—	(1,818.4)	—	—	(1,818.4)
Distributions to noncontrolling interest	—	—	—	—	(3.1)	(3.1)
Contributions from noncontrolling interest	—	—	—	—	6.0	6.0
Purchase of subsidiary shares from noncontrolling
interest	—	(5.1)	—	—	(1.3)	(6.4)
Sale of subsidiary to parent, net of related income
taxes, as part of a common control transaction	—	1,034.1	(351.4)	(0.1)	(23.0)	659.6
Net income	—	—	2,271.0	—	2.4	2,273.4
Other comprehensive income	—	—	—	611.5	—	611.5
Balances as of December 31, 2017	2.5	6,346.0	2,238.1	1,359.8	24.0	9,970.4
Capital distributions to parent	—	(21.6)	—	—	—	(21.6)
Stock-based compensation	—	28.6	(2.2)	—	—	26.4
Dividends to parent	—	—	(840.0)	—	—	(840.0)
Distributions to noncontrolling interest	—	—	—	—	(8.3)	(8.3)
Contributions from noncontrolling interest	—	—	—	—	3.0	3.0
Purchase of subsidiary shares from noncontrolling
interest	—	(21.4)	—	—	(1.6)	(23.0)
Effects of implementation of accounting change
related to equity investments, net	—	—	(0.1)	0.1	—	—
Effects of implementation of accounting change
related to revenue recognition, net	—	—	36.4	—	—	36.4
Effects of implementation of accounting change
related to the reclassification of certain tax
effects, net	—	—	(242.0)	242.0	—	—
Net income	—	—	1,251.0	—	3.3	1,254.3
Other comprehensive loss	—	—	—	(1,546.4)	—	(1,546.4)
Balances as of December 31, 2018	2.5	6,331.6	2,441.2	55.5	20.4	8,851.2
Capital distributions to parent	—	(24.2)	—	—	—	(24.2)
Stock-based compensation	—	24.1	(2.3)	—	—	21.8
Dividends to parent	—	—	(1,145.0)	—	—	(1,145.0)
Distributions to noncontrolling interest	—	—	—	—	(14.0)	(14.0)
Contributions from noncontrolling interest	—	—	—	—	7.1	7.1
Effects of implementation of accounting change
related to leases, net	—	—	4.0	—	—	4.0
Net income	—	—	1,112.9	—	9.7	1,122.6
Other comprehensive income	—	—	—	2,565.2	—	2,565.2
Balances as of December 31, 2019	$2.5	$6,331.5	$2,410.8	$2,620.7	$23.2	$11,388.7

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Cash Flows

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Operating activities
Net income	$1,122.6	$1,254.3	$2,273.4
Adjustments to reconcile net income to net cash provided by operating activities:
Income from discontinued operations, net of related income taxes	—	—	(37.0)
Net realized capital (gains) losses	112.2	(92.7)	(372.0)
Depreciation and amortization expense	121.5	111.6	112.2
Amortization of deferred acquisition costs and contract costs	353.3	260.6	212.1
Additions to deferred acquisition costs and contract costs	(480.1)	(419.2)	(397.8)
Stock-based compensation	22.7	26.6	39.3
(Income) loss from equity method investments, net of dividends received	(40.6)	(32.5)	9.7
Changes in:
Accrued investment income	(51.0)	(24.5)	(27.3)
Net cash flows for trading securities and equity securities with operating intent	(58.6)	(124.8)	171.3
Premiums due and other receivables	(113.3)	62.2	(360.1)
Contractholder and policyholder liabilities and dividends	3,287.2	3,324.8	3,251.9
Current and deferred income taxes (benefits)	187.1	253.0	(616.4)
Real estate acquired through operating activities	(64.7)	(89.2)	(82.5)
Real estate sold through operating activities	134.9	133.5	1.2
Other assets and liabilities	522.4	244.3	(212.8)
Other	398.9	266.5	983.3
Net adjustments	4,331.9	3,900.2	2,675.1
Net cash provided by operating activities	5,454.5	5,154.5	4,948.5
Investing activities
Fixed maturities available-for-sale and equity securities with intent to hold:
Purchases	(12,781.4)	(12,392.8)	(12,878.8)
Sales	1,509.6	2,701.9	1,142.6
Maturities	6,587.1	6,008.4	8,407.5
Mortgage loans acquired or originated	(3,366.5)	(3,299.5)	(2,594.0)
Mortgage loans sold or repaid	2,205.4	2,085.6	1,724.0
Real estate acquired	(127.4)	(88.1)	(200.5)
Real estate sold	94.9	63.5	481.9
Net purchases of property and equipment	(51.3)	(48.1)	(105.7)
Net change in other investments	(237.5)	(355.3)	(127.9)
Net cash used in investing activities	(6,167.1)	(5,324.4)	(4,150.9)
Financing activities
Proceeds from financing element derivatives	—	—	0.1
Payments for financing element derivatives	(26.9)	(65.9)	(77.6)
Purchase of subsidiary shares from noncontrolling interest	—	(23.0)	(6.4)
Dividends paid to parent	(1,145.0)	(840.0)	(1,818.4)
Capital contributions from (distributions to) parent	(24.2)	(21.6)	1,006.6
Issuance of long-term debt	12.0	80.2	2.8
Principal repayments of long-term debt	(32.2)	(1.3)	(56.5)
Net repayments of short-term borrowings	—	—	(76.5)
Investment contract deposits	8,727.6	7,896.0	9,760.5
Investment contract withdrawals	(7,709.4)	(6,520.1)	(9,889.9)
Net increase in banking operation deposits	623.4	553.0	136.6
Other	6.0	(4.5)	(2.5)
Net cash provided by (used in) financing activities	431.3	1,052.8	(1,021.2)
Net increase (decrease) in cash and cash equivalents	(281.3)	882.9	(223.6)
Cash and cash equivalents from continuing operations at beginning of period	1,806.3	923.4	1,147.0
Cash and cash equivalents from continuing operations at end of period	$1,525.0	$1,806.3	$923.4

Discontinued operations (excluded from amounts above):
Net cash provided by operating activities	$—	$—	$47.7
Net cash used in investing activities	—	—	(0.6)
Net cash used in financing activities	—	—	(44.7)
Net cash and cash equivalents provided by discontinued operations	$—	$—	$2.4

Supplemental information:
Cash paid for interest	$6.1	$3.1	$3.9
Cash paid for (received from) income taxes	$(62.9)	$(91.2)	$91.0

Supplemental disclosure of non-cash activities:
Note receivable from parent in consideration of subsidiaries sold to parent	$—	$—	$300.0
Assets received in kind for pension risk transfer transactions	$1,225.8	$—	$—
Lease assets established upon adoption of accounting guidance	$102.2	$—	$—
Lease liabilities established upon adoption of accounting guidance	$97.2	$—	$—
Assets and liability changes resulting from exchange agreement to exit real estate joint ventures:
Real estate properties received	$—	$—	$743.2
Long-term debt assumed on real estate properties received	$—	$—	$269.0
Increase in other investments due to discontinuing equity method accounting	$—	$—	$222.4

See accompanying notes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2019

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company (“PLIC”) along with its consolidated subsidiaries is a diversified financial services organization offering businesses, individuals and institutional clients a wide range of financial products and services, including retirement and insurance in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”).

Basis of Presentation

The accompanying consolidated financial statements include the accounts of PLIC and all other entities in which we directly or indirectly have a controlling financial interest as well as those variable interest entities (“VIEs”) in which we are the primary beneficiary. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). All significant intercompany accounts and transactions have been eliminated.

On May 1, 2017, we sold our ownership interest in Principal Global Investors, LLC (“PGI LLC”) to PFS in connection with a corporate reorganization designed to better utilize and allocate capital internally. PGI LLC met the criteria to be reported as a discontinued operation. See Note 2, Discontinued Operations, for further details. Information included in the notes to the financial statements excludes information applicable to the discontinued operations, unless otherwise noted.

We evaluated subsequent events through March 13, 2020, which was the date our consolidated financial statements were issued.

Consolidation

We have relationships with various special purpose entities and other legal entities that must be evaluated to determine if the entities meet the criteria of a VIE or a voting interest entity (“VOE”). This assessment is performed by reviewing contractual, ownership and other rights, including involvement of related parties, and requires use of judgment. First, we determine if we hold a variable interest in an entity by assessing if we have the right to receive expected losses and expected residual returns of the entity. If we hold a variable interest, then the entity is assessed to determine if it is a VIE. An entity is a VIE if the equity at risk is not sufficient to support its activities, if the equity holders lack a controlling financial interest or if the entity is structured with non-substantive voting rights. In addition to the previous criteria, if the entity is a limited partnership or similar entity, it is a VIE if the limited partners do not have the power to direct the entity’s most significant activities through substantive kick-out rights or participating rights. A VIE is evaluated to determine the primary beneficiary. The primary beneficiary of a VIE is the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. When we are the primary beneficiary, we are required to consolidate the entity in our financial statements. We reassess our involvement with VIEs on a quarterly basis. For further information about VIEs, refer to Note 5, Variable Interest Entities.

If an entity is not a VIE it is considered a VOE. VOEs are generally consolidated if we own a greater than 50% voting interest. If we determine our involvement in an entity no longer meets the requirements for consolidation under either the VIE or VOE models, the entity is deconsolidated. Entities in which we have management influence over the operating and financing decisions but are not required to consolidate, other than investments accounted for at fair value under the fair value option, are reported using the equity method.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Recent Accounting Pronouncements

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Standards not yet adopted:
Targeted improvements to the accounting for long-duration insurance contracts
This authoritative guidance updates certain requirements in the accounting for long-duration insurance and annuity contracts.

1.    The assumptions used to calculate the liability for future policy benefits on traditional and limited-payment contracts will be reviewed and updated periodically. Cash flow assumptions will be reviewed at least annually and updated when necessary with the impact recognized in net income. Discount rate assumptions are prescribed as the current upper-medium grade (low credit risk) fixed income instrument yield and will be updated quarterly with the impact recognized in other comprehensive income (“OCI”).
2.    Market risk benefits, which are certain market-based options or guarantees associated with deposit or account balance contracts, will be measured at fair value. The periodic change in fair value related to instrument-specific credit risk will be recognized in OCI while the remaining change in fair value will be recognized in net income.
3.    Deferred acquisition costs (“DAC”) for all insurance and annuity contracts will be amortized on a constant basis over the expected term of the related contracts.
4.    Additional disclosures are required, including disaggregated rollforwards of significant insurance liabilities and other account balances and disclosures about significant inputs, judgments, assumptions and methods used in measurement.

The guidance for the liability for future policy benefits for traditional and limited-payment contracts and DAC will be applied on a modified retrospective basis; that is, to contracts in force as of the beginning of the earliest period presented based on their existing carrying amounts. An entity may elect to apply the changes retrospectively. The guidance for market risk benefits will be applied retrospectively. Early adoption is permitted.

January 1, 2022
Our implementation and evaluation process to date includes, but is not limited to the following:

•    identifying and documenting contracts and contract features in scope of the guidance;
•    identifying the actuarial models, systems and processes to be updated;
•    evaluating and selecting our systems solutions for implementing the new guidance;
•    beginning to build key models;
•    evaluating our key accounting policies;
•    assessing the impact to our chart of accounts;
•    developing format and content of new disclosures and
•    evaluating transition requirements and impacts.

As we progress through our implementation, we will be able to better assess the impact to our consolidated financial statements; however, we expect this guidance to significantly change how we account for many of our insurance and annuity products.

Goodwill impairment testing
This authoritative guidance simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 (which measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill to the carrying amount of that goodwill) from the goodwill impairment test. A goodwill impairment loss will be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. Entities will continue to have the option to perform a qualitative assessment to determine if a quantitative impairment test is necessary. Early adoption is permitted.

January 1, 2020
We expect the guidance will reduce complexity and costs associated with performing a Step 2 test, should one be needed in the future. However, the impact of eliminating the Step 2 test from any such future impairment assessment will be dependent on modeling factors that are not currently determinable. We do not expect this guidance to have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Credit losses
This authoritative guidance requires entities to use a current expected credit loss (“CECL”) model to measure impairment for most financial assets that are not recorded at fair value through net income. Under the CECL model, an entity will estimate lifetime expected credit losses considering available relevant information about historical events, current conditions and reasonable and supportable forecasts. The CECL model does not apply to available-for-sale debt securities. This guidance also expands the required credit loss disclosures and will be applied using a modified retrospective approach by recording a cumulative effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. Early adoption is permitted.

January 1, 2020
The guidance will be adopted using the modified retrospective approach. Our evaluation process is complete and included, but was not limited to, identifying financial assets within scope of the guidance, developing and refining CECL models for the relevant assets, preparing quarterly estimates of the cumulative effect of adoption, developing and refining necessary internal controls and preparing the required financial statement disclosures. The financial statement changes are not material and will result in an immaterial reduction to stockholder’s equity.

Standards adopted:
Implementation costs in a cloud computing arrangement that is a service contract
This authoritative guidance aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. This guidance can be applied either retrospectively or prospectively and early adoption is permitted.

January 1, 2019
The effective date of the guidance is January 1, 2020; however, we elected to early-adopt this guidance on a prospective basis, effective January 1, 2019. This guidance did not have a material impact on our consolidated financial statements.

Nonemployee share-based payment accounting
This authoritative guidance simplifies the accounting for share-based payments to nonemployees by generally aligning it with the accounting for share-based payments to employees. Under the guidance, the measurement of equity-classified nonemployee awards will be fixed at the grant date, where previously the measurement was fixed at performance completion date. The guidance will be applied to equity-classified nonemployee awards for which a measurement date has not been established as of the date of adoption.

	January 1, 2019	This guidance did not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Leases
This authoritative guidance requires lessee recognition of lease assets and lease liabilities on the balance sheet. The concept of an operating lease, where the lease assets and liabilities are off balance sheet, is eliminated under the new guidance. For lessors, the guidance modifies lease classification criteria and accounting for certain types of leases. Other key aspects of the guidance relate to the removal of the current real estate-specific guidance and new presentation and disclosure requirements. Lessees and lessors are required to recognize and measure leases using a modified retrospective approach, which includes certain optional practical expedients that may be elected. We elected the alternative transition method, which allows entities to initially apply the new standard at the adoption date and recognize a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption.

January 1, 2019
We adopted the guidance using the modified retrospective approach and comparative periods were not restated. Further details are included under the caption “Adoption of Lease Guidance” and in Note 14, Contingencies, Guarantees, Indemnifications and Leases.

Targeted improvements to accounting for hedging activities
This authoritative guidance updated certain recognition and measurement requirements for hedge accounting. The objective of the guidance is to more closely align the economics of a company’s risk management activities in its financial results and reduce the complexity of applying hedge accounting. The updates included the expansion of hedging strategies that are eligible for hedge accounting, elimination of the separate measurement and reporting of hedge ineffectiveness, presentation of the changes in the fair value of the hedging instrument in the same consolidated statement of operations line as the earnings effect of the hedged item and simplification of hedge effectiveness assessments. This guidance also included new disclosures.

	January 1, 2019	This guidance did not have a material impact on our consolidated financial statements. See Note 7, Derivative Financial Instruments, for further details.
Premium amortization on purchased callable debt securities
This authoritative guidance applies to entities that hold certain non-contingently callable debt securities, where the amortized cost basis is at a premium to the price repayable by the issuer at the earliest call date. Under the guidance the premium will be amortized to the first call date.

	January 1, 2019	This guidance did not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Reclassification of certain tax effects from accumulated other comprehensive income
This authoritative guidance permits a reclassification from accumulated other comprehensive income (“AOCI”) to retained earnings for the stranded tax effects resulting from U.S. tax legislation enacted on December 22, 2017, which is referred to as the ‘‘Tax Cuts and Jobs Act’’ (‘‘U.S. tax reform’’). The amount of that reclassification includes the change in corporate income tax rate, as well as an election to include other income tax effects related to the application of U.S. tax reform. The guidance also requires disclosures about stranded tax effects.

January 1, 2018
The effective date of the guidance was January 1, 2019; however, we elected to early adopt the guidance. The guidance was applied at the beginning of the period of adoption and comparative periods were not restated. We reclassified the stranded tax effects in AOCI resulting from U.S. tax reform, which includes the change in corporate income tax rate and an election to reclassify the tax effects of the one-time deemed repatriation tax. A reclassification of $242.0 million was recorded as an increase to AOCI and a decrease to retained earnings.

Revenue recognition
This authoritative guidance replaces all general and most industry specific revenue recognition guidance currently prescribed by U.S. GAAP. The core principle is that an entity recognizes revenue to reflect the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for that good or service. This guidance also provides clarification on when an entity is a principal or an agent in a transaction. In addition, the guidance updates the accounting for certain costs associated with obtaining and fulfilling a customer contract. The guidance may be applied using one of the following two methods: (1) retrospectively to each prior reporting period presented, or (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application.

January 1, 2018
We adopted the guidance using the modified retrospective approach. The guidance did not have a material impact on our consolidated financial statements. A cumulative effect adjustment of $36.4 million was recorded as an increase to total stockholder’s equity. See Note 18, Revenues from Contracts with Customers, for further details.

Income tax - intra-entity transfers of assets
This authoritative guidance requires entities to recognize current and deferred income tax resulting from an intra-entity asset transfer when the transfer occurs. Prior to issuance of this guidance, U.S. GAAP did not allow recognition of income tax consequences until the asset had been sold to a third party. This guidance requires adoption through a cumulative effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption.

	January 1, 2018	We adopted the guidance using the modified retrospective approach. The guidance did not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Financial instruments - recognition and measurement
This authoritative guidance addresses certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The guidance eliminated the classification of equity securities into different categories (trading or available-for-sale) and requires equity investments to be measured at fair value with changes in the fair value recognized through net income. The guidance also updated certain financial instrument disclosures and eliminated the requirement to disclose the methods and significant assumptions used to estimate the fair value of financial instruments that are measured at amortized cost on the balance sheet.

January 1, 2018
We adopted this guidance using the modified retrospective approach. A cumulative effect adjustment of $0.1 million was recorded as an increase to AOCI and a corresponding decrease to retained earnings. The guidance did not have a material impact on our consolidated financial statements. See Note 6, Investments, for further details.

Nonfinancial asset derecognition and partial sales of nonfinancial assets
This authoritative guidance clarifies the scope of the recently established guidance on nonfinancial asset derecognition and the accounting for partial sales of nonfinancial assets. The guidance conforms the derecognition guidance on nonfinancial assets with the model for transactions in the new revenue recognition standard.

	January 1, 2018	The guidance did not have a material impact on our consolidated financial statements.
Presentation of net periodic pension cost and net periodic
  postretirement benefit cost
This authoritative guidance requires that an employer disaggregate the service cost component from the other components of net benefit cost. The guidance also provides explicit guidance on the presentation of the service cost component and the other components of net benefit cost in the consolidated statement of operations and allows only the service cost component of net benefit cost to be eligible for capitalization.

	January 1, 2018	The guidance did not have a material impact on our consolidated financial statements.
Definition of a business
This authoritative guidance clarifies the definition of a business to assist with evaluating when transactions involving an integrated set of assets and activities (a “set”) should be accounted for as acquisitions or disposals of assets or businesses. The guidance requires that when substantially all of the fair value of the gross assets acquired or disposed of is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. The guidance also requires a set to include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output to be considered a business. Lastly, the guidance removes the evaluation of whether a market participant could replace missing elements and narrows the definition of outputs by more closely aligning it with how outputs are described in the revenue recognition guidance. The guidance will be applied prospectively.

	January 1, 2018	The guidance did not have a material impact on our consolidated financial statements.
Employee share-based payment accounting
This authoritative guidance changes certain aspects of accounting for and reporting share-based payments to employees including changes related to the income tax effects of share-based payments, tax withholding requirements and accounting for forfeitures. Various transition methods will apply depending on the situation being addressed.

	January 1, 2017	The guidance was adopted prospectively as indicated by the guidance for each area of change and did not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

When we adopt new accounting standards, we have a process in place to perform a thorough review of the pronouncement, identify the financial statement and system impacts and create an implementation plan among our impacted business units to ensure we are compliant with the pronouncement on the date of adoption. This includes having effective processes and controls in place to support the reported amounts. Each of the standards listed above is in varying stages in our implementation process based on its issuance and adoption dates. We are on track to implement guidance by the respective effective dates.

Adoption of Lease Guidance
On January 1, 2019, we adopted the guidance using the modified retrospective approach with the cumulative effect of initially applying the standard recognized at the date of adoption. We elected the package of practical expedients permitted under the transition guidance. In addition, we elected the hindsight practical expedient to determine the lease term for existing leases. We have agreements with lease and non-lease components, which we account for as a combined unit of account for all classes.

The impact of the guidance to our consolidated financial statements primarily related to the establishment of additional assets and liabilities of $102.2 million and $97.2 million, respectively. The difference between the additional assets and liabilities, net of deferred tax impacts, was recorded as a cumulative effect adjustment to retained earnings and increased total stockholder’s equity by $4.0 million.

Results of reporting periods beginning January 1, 2019, are presented under the new guidance, while prior period amounts are not adjusted and continue to be reported in accordance with our prior accounting. The guidance did not have a material impact on our consolidated statements of operations.

Use of Estimates in the Preparation of Financial Statements

The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes. The most critical estimates include those used in determining:

•	the fair value of investments in the absence of quoted market values;

•	investment impairments and valuation allowances;

•	the fair value of and accounting for derivatives;

•	the DAC and other actuarial balances where the amortization is based on estimated gross profits (“EGPs”);

•	the liability for future policy benefits and claims;

•	the value of our other postretirement benefit obligation and

•	accounting for income taxes and the valuation of deferred tax assets.

A description of such critical estimates is incorporated within the discussion of the related accounting policies that follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Actual results could differ from these estimates.

Closed Block

We operate a closed block (“Closed Block”) for the benefit of individual participating dividend‑paying policies in force at the time of the 1998 mutual insurance holding company (“MIHC”) formation. See Note 8, Closed Block, for further details.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Investments

Fixed maturities include bonds, asset-backed securities (“ABS”), redeemable preferred stock and certain non-redeemable preferred securities. Equity securities include mutual funds, common stock and non-redeemable preferred stock. We classify fixed maturities as either available-for-sale or trading at the time of the purchase and, accordingly, carry them at fair value. Equity securities are also carried at fair value. See Note 16, Fair Value Measurements, for methodologies related to the determination of fair value. Unrealized gains and losses related to fixed maturities, available-for-sale, excluding those in fair value hedging relationships, are reflected in stockholder’s equity, net of adjustments associated with DAC and related actuarial balances, derivatives in cash flow hedge relationships and applicable income taxes. Mark-to-market adjustments on equity securities, unrealized gains and losses related to hedged portions of fixed maturities, available-for-sale in fair value hedging relationships prior to 2019 and mark-to-market adjustments on fixed maturities, trading are reflected in net realized capital gains (losses). Beginning in 2019, unrealized gains and losses related to hedged portions of fixed maturities, available-for-sale in fair value hedging relationships are reflected in net investment income. Mark-to-market adjustments related to certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reflected in net investment income.

The amortized cost of fixed maturities includes cost adjusted for amortization of premiums and discounts, computed using the interest method. The amortized cost of fixed maturities classified as available-for-sale is adjusted for changes in fair value of hedged portions of securities in fair value hedging relationships and declines in value that are other than temporary. Impairments in value deemed to be other than temporary are primarily reported in net income as a component of net realized capital gains (losses), with noncredit impairment losses for certain fixed maturities, available-for-sale reported in OCI. Interest income, as well as prepayment fees and the amortization of the related premium or discount, is reported in net investment income. For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated cash flows.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost basis of the property is reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. The carrying amount of real estate held for sale was $169.0 million and $207.7 million as of December 31, 2019 and 2018, respectively. Any impairment losses and any changes in valuation allowances are reported in net income.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income. Any changes in the valuation allowances are reported in net realized capital gains (losses). We measure impairment based upon the difference between carrying value and estimated value less cost to sell. Estimated value is based on either the present value of expected cash flows discounted at the loan's effective interest rate, the loan's observable market price or the fair value of the collateral. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral.

Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales and periodic settlements on derivatives not designated as hedges, we report gains and losses related to the following in net realized capital gains (losses): other-than-temporary impairments of securities and subsequent realized recoveries, mark-to-market adjustments on equity securities, mark-to-market adjustments on fixed maturities, trading, mark-to-market adjustments on certain investment funds, mark-to-market adjustments on derivatives not designated as hedges, cash flow hedge gains (losses) when the hedged item impacts realized capital gains (losses), changes in the mortgage loan valuation allowance provision, impairments of real estate held for investment and impairments of equity method investments. Investment gains and losses on sales of certain real estate held for sale due to investment strategy and mark-to-market adjustments on certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reported as net investment income and are excluded from net realized capital gains (losses).

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Policy loans and certain other investments are reported at cost. Interests in unconsolidated entities, joint ventures and partnerships are generally accounted for using the equity method. We have other investments reported at fair value or for which the fair value option has been elected in prior periods. See Note 16, Fair Value Measurements, for detail on these investments.

Derivatives

Overview

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include swaps, options and futures. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. See Note 16, Fair Value Measurements, for policies related to the determination of fair value. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.

Accounting and Financial Statement Presentation

We designate derivatives as either:

(a)	a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency (“fair value hedge”);

(b)
a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency (“cash flow hedge”) or

(c)	a derivative not designated as a hedging instrument.

Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in the same income statement line item that is used to report the earnings effect of the hedged item. For fair value hedges of fixed maturities, available-for-sale, these changes in fair value are reported in net investment income. Prior to 2019, these changes in fair value were recorded in net realized capital gains (losses). A fair value hedge determined to be highly effective may still result in a mismatch between the change in the fair value of the hedging instrument and the change in the fair value of the hedged item attributable to the hedged risk.

Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI. At the time the variability of cash flows being hedged impacts net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.

Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.

Hedge Documentation and Effectiveness Testing. At inception, we formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the consolidated statements of financial position or with specific firm commitments or forecasted transactions. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a hedge is determined to be highly effective, the hedge may still result in a mismatch between the change in the fair value of the hedging instrument and the change in the fair value of the hedged item attributable to the hedged risk.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques.

Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.

If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the consolidated statements of financial position at its fair value, with changes in fair value recognized prospectively in net realized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging rules and the existing basis adjustment is amortized to the consolidated statements of operations line associated with the asset or liability. The component of AOCI related to discontinued cash flow hedges that are no longer highly effective is amortized to the consolidated statements of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because it is probable the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income.

Embedded Derivatives. We purchase and issue certain financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative's terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the consolidated statements of financial position, with changes in fair value reported in net income.

Contractholder and Policyholder Liabilities

Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts, individual and group annuities that provide periodic income payments, universal life insurance, variable universal life insurance, indexed universal life insurance, term life insurance, participating traditional individual life insurance, group dental and vision insurance, group critical illness, group accident, group short-term and long-term disability insurance, group life insurance, individual disability insurance and long-term care insurance. It also includes a provision for dividends on participating policies.

Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life, variable universal life and indexed universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.

We hold additional reserves on certain long-duration contracts where benefit features result in gains in early years followed by losses in later years; universal life, variable universal life and indexed universal life insurance contracts that contain no lapse guarantee features; and annuities with guaranteed minimum death benefits.

Reserves for individual and group annuities that provide periodic income payments, nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.

Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Participating business represented approximately 6%, 7% and 8% of our life insurance in force and 23%, 26% and 29% of the number of life insurance policies in force as of December 31, 2019, 2018 and 2017, respectively. Participating business represented approximately 31%, 34% and 39% of life insurance premiums for the years ended December 31, 2019, 2018 and 2017, respectively. The amount of dividends to policyholders is declared annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we establish a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.

Some of our policies and contracts require payment of fees or other policyholder assessments in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue liabilities upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to net income over the estimated lives of these policies and contracts in relation to the emergence of EGPs.

Short-Duration Contracts

We include the following group products in our short-duration insurance contracts disclosures: long-term disability (“LTD”), group life waiver, dental, vision, short-term disability (“STD”), critical illness, accident and group life.

Future policy benefits and claims include reserves for group life and disability insurance that provide periodic income payments. These reserves are computed using assumptions of mortality, morbidity and investment performance. These assumptions are based on our experience, industry results, emerging trends and future expectations. Future policy benefits and claims also include reserves for incurred but unreported group disability, dental, vision, critical illness, accident and life insurance claims. We recognize claims costs in the period the service was provided to our policyholders. However, claims costs incurred in a particular period are not known with certainty until after we receive, process and pay the claims. We determine the amount of this liability using actuarial methods based on historical claim payment patterns as well as emerging cost trends, where applicable, to determine our estimate of claim liabilities.

We have defined claim frequency as follows for each short-duration product:

•	LTD: Claim frequency is based on submitted reserve claim counts.

•	Group Life Waiver: Claim frequency is based on submitted reserve claim counts, consistent with LTD.

•	Dental and Vision: Claim frequency is based on the claim form, which may include one or more procedures.

•	STD, Critical Illness and Accident: Claim frequency is based on submitted claims.

•	Group Life: Claim frequency is based on submitted life claims (lives, not coverages).

We did not make any significant changes to our methodologies or assumptions used to calculate the liability for unpaid claims for short-duration contracts during 2019.

Liability for Unpaid Claims

The liability for unpaid claims for both long-duration and short-duration contracts is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in net income. Our liability for unpaid claims does not include any allocated claim adjustment expenses.

We incur claim adjustment expenses for both long-duration and short-duration contracts that cannot be allocated to a specific claim. Our claim adjustment expense liability is estimated using actuarial analyses based on historical trends of expenses and expected claim runout patterns.

See Note 10, Insurance Liabilities, under the caption “Liability for Unpaid Claims” for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

Products with fixed and guaranteed premiums and benefits consist principally of whole life and term life insurance policies and individual disability income. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as premium revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves using estimates for mortality and investment assumptions, which include provision for adverse deviation as required by U.S. GAAP. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.

Group life, dental, vision, critical illness, accident and disability premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds reduce revenue over the term of the coverage and are adjusted to reflect current experience. Related policy benefits and expenses are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts. Fees for contracts providing claim processing or other administrative services are recorded as revenue over the period the service is provided.

Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of guaranteed investment contracts (“GICs”), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

Fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans, insurance companies, endowments and other financial institutions and other products. Fees and other revenues received for performance of administrative services are recognized as revenue when earned, typically when the service is performed.

Deferred Acquisition Costs

Incremental direct costs of contract acquisition as well as certain costs directly related to acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) for the successful acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Commissions and other incremental direct costs for the acquisition of long-term service contracts are also capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to net income as incurred.

DAC for universal life-type insurance contracts and certain investment contracts are amortized over the expected lifetime of the contracts in relation to EGPs or, in certain circumstances, estimated gross revenues (“EGR”). This amortization is adjusted in the current period when EGPs or EGRs are revised. EGRs include similar assumptions as the revenue component of EGPs and the changes of future estimates and reflection of actual experience and market conditions is done in the same manner as EGPs.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

For individual variable universal life insurance, individual variable annuities and group annuities that have separate account U.S. equity investment options, we utilize a mean reversion methodology (reversion to the mean assumption), a common industry practice, to determine the future domestic equity market growth rate assumption used for the calculation of EGPs.

DAC for participating life insurance policies are amortized in proportion to estimated gross margins (“EGM”) rather than EGPs. EGMs include similar assumption items as EGPs. We stopped selling participating business in the early 2000s. Some products allow for underwritten death benefit increases and cost of living adjustments, resulting in a small amount of new DAC each year, and the amortization schedules are modified as appropriate.

DAC for non-participating term life insurance and individual disability policies are amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities. Once these assumptions are made for a given policy or group of policies, they will not be changed over the life of the policy unless a loss recognition event occurs.

DAC on insurance policies and investment contracts are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis, or when an event occurs that may warrant loss recognition. If loss recognition or impairment is necessary, DAC would be written off to the extent it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

DAC on short-duration group benefits policies are amortized over the estimated term of the underlying contracts.

Deferred Acquisition Costs on Internal Replacements

All insurance and investment contract modifications and replacements are reviewed to determine if the internal replacement results in a substantially changed contract. If so, the acquisition costs, sales inducements and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. In addition, the existing DAC, sales inducement costs and unearned revenue balances associated with the replaced contract are written off. If an internal replacement results in a substantially unchanged contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are immediately recognized in the period incurred. In addition, the existing DAC, sales inducement costs or unearned revenue balance associated with the replaced contract is not written off, but instead is carried over to the new contract.

Long-Term Debt

Long-term debt includes notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long-term debt are classified as long-term debt in our consolidated statements of financial position. Long-term debt is primarily recorded at the unpaid principal balance, net of unamortized discount, premium and issuance costs.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business in order to limit losses and minimize exposure to significant risks. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. As of December 31, 2019 and 2018, we had $465.3 million and $450.4 million of net ceded reinsurance recoverables related to claims that have been received, respectively. As of December 31, 2019 and 2018, $457.2 million, or 98%, and $435.6 million, or 97%, were with our five largest ceded reinsurers, respectively. Our total amount recoverable from reinsurers includes net ceded reinsurance recoverables related to claims that have been received and reserves ceded to reinsurers; however, it does not reflect potentially offsetting impacts of collateral. As of December 31, 2019 and 2018, the total amount recoverable from reinsurers was $961.4 million and $920.8 million, respectively, and is recognized in premiums due and other receivables.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Premiums and other considerations:
Direct	$7,656.0	$6,284.8	$6,202.7
Assumed	379.7	327.1	279.8
Ceded	(562.4)	(519.5)	(483.1)
Net premiums and other considerations	$7,473.3	$6,092.4	$5,999.4

Benefits, claims and settlement expenses:
Direct	$9,162.3	$7,528.2	$7,296.3
Assumed	581.6	509.8	441.1
Ceded	(576.4)	(496.0)	(419.5)
Net benefits, claims and settlement expenses	$9,167.5	$7,542.0	$7,317.9

Separate Accounts

The separate accounts are legally segregated and are not subject to the claims that arise out of any of our other business. The client, rather than us, directs the investments and bears the investment risk of these funds. The separate account assets represent the fair value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments and are presented as a summary total within the consolidated statements of financial position. An equivalent amount is reported as separate account liabilities, which represent the obligation to return the monies to the client. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses of the separate accounts are not reflected in the consolidated statements of operations.

As of December 31, 2019 and 2018, the separate accounts included a separate account valued at $100.4 million and $94.9 million, respectively, which primarily included shares of PFG common stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under Principal Mutual Holding Company’s 2001 demutualization. In the consolidated statements of financial position, the separate account shares are recorded at fair value and are reported as separate account assets with a corresponding separate account liability. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.

Income Taxes

Our ultimate parent, PFG, files a U.S. consolidated income tax return that includes us and all of our qualifying subsidiaries. In addition, we file income tax returns in all states and foreign jurisdictions in which we conduct business. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities, net operating loss carryforwards and tax credit carryforwards using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in net income in the period in which the change is enacted. Subsequent to a change in tax rates and laws, any stranded tax effects remaining in AOCI will be released only if an entire portfolio is liquidated, sold or extinguished. However, a specific exception to this rule was adopted effective January 1, 2018, to reclassify the stranded tax effects generated by U.S. tax reform from AOCI to retained earnings. Further details are included under the caption “Recent Accounting Pronouncements.”

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

2. Discontinued Operations

On May 1, 2017, we sold our ownership interest in PGI LLC to PFS. PGI LLC results are subsequently reported as discontinued operations and the results of operations have been removed from our results of continuing operations for all periods presented. Additionally, intercompany eliminations associated with PGI LLC are reported as discontinued operations and have been removed from our results of continuing operations for all periods presented. PGI LLC continues to provide asset management services for us.

Operating results of the discontinued operations, which reflect the net impact of discontinuing PGI LLC and associated intercompany eliminations, were as follows:

For the year ended
December 31, 2017
(in millions)
Revenues
Fees and other revenues	$155.9
Net investment income	42.7
Net realized capital gains	1.8
Total revenues	200.4
Expenses
Operating expenses	148.5
Total expenses	148.5
Income before income taxes	51.9
Income taxes	14.9
Income from discontinued operations	37.0
Income from discontinued operations attributable to
noncontrolling interest	1.5
Income from discontinued operations attributable to parent	$35.5

3. Related Party Transactions

Expense Reimbursements

We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2019, 2018 and 2017, we received $607.1 million, $520.7 million and $431.9 million, respectively, of expense reimbursements from affiliated entities.

Cash Advance Agreement

We and our direct parent, PFS, are parties to a cash advance agreement, which allows us, collectively, to pool our available cash with other affiliates in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFS in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFS to advance cash to us in aggregate principal amounts not to exceed $1.0 billion, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFS for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from/(payable to) PFS of $(52.9) million and $64.2 million as of December 31, 2019 and 2018, respectively, and earned interest of $4.3 million, $4.9 million and $1.7 million during 2019, 2018 and 2017, respectively.

Reinsurance

We and an affiliated entity, Principal National Life Insurance Company, are parties to a reinsurance agreement to reinsure certain life insurance business. Under this agreement, we had an assumed reinsurance liability of $3,958.9 million and $3,399.2 million as of December 31, 2019 and 2018, respectively. In addition, we recognized premiums and other fees of $672.3 million, $555.4 million and $498.9 million for the years ended December 31, 2019, 2018 and 2017, respectively, associated with this agreement. Furthermore, we recognized expenses of $869.1 million, $776.1 million and $700.3 million for the years ended December 31, 2019, 2018 and 2017, respectively, associated with this agreement.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Sale of Subsidiaries

On May 1, 2017, we sold our ownership interest in PGI LLC to PFS as part of a common control transaction. Accordingly, no gain or loss was recognized on the sale and the amount received in excess of book value was recorded in additional paid-in capital. We received $1,068.4 million in cash and a $300.0 million 10-year note from PFS, with the note balance approximating the carrying value of PGI LLC. The note bears interest at 2.885% with semi-annual principal and interest payments due in May and November each year. Subsequent to the sale, we paid an extraordinary dividend of $1,068.4 million to PFS with the cash proceeds received from the sale.

Following the sale of our ownership of PGI LLC, it continues to provide asset management services for us. We recognized $100.1 million, $103.6 million and $65.7 million of asset management fee expense for the years ended December 31, 2019, 2018 and 2017, respectively. Prior to the sale of PGI LLC, these expenses were eliminated upon consolidation.

Our ultimate parent, PFG, is a guarantor of notes received from PFS related to the sale of interests in subsidiaries. We recorded interest income on these notes of $9.8 million, $11.1 million and $9.4 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Distribution of Affiliated Products

We receive commission fees, distribution fees and service fees from Principal Securities, Inc. and PGI LLC. Furthermore, we receive management and administrative fees for investments our products sold in the Principal Mutual Funds and Principal Variable Contracts. Fees and other revenues were $392.7 million, $412.0 million and $433.8 million for the years ended December 31, 2019, 2018 and 2017, respectively. In addition, we pay commission expense to affiliated registered representatives within Principal Securities, Inc. to sell proprietary products. Commission expense was $88.7 million, $82.6 million and $84.8 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Benefit Plans

PFG is the sponsor of the qualified defined contribution plans for both employees and individual field agents. We were allocated plan expenses from PFG of $32.9 million, $32.1 million and $31.6 million during 2019, 2018 and 2017, respectively.

PFG is also the sponsor of the nonqualified deferred compensation plans for select employees and individual field agents. We were allocated plan expenses from PFG of $1.9 million, $2.0 million and $2.4 million during 2019, 2018 and 2017, respectively.

PFG is the sponsor of the defined benefit pension plans for both employees and individual field agents. We were allocated $46.7 million, $51.2 million and $48.4 million of pension expense from PFG during 2019, 2018 and 2017, respectively.

Other Agreements

Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our affiliates and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

4. Goodwill and Other Intangible Assets

Goodwill

The carrying amount of goodwill did not change during 2019 and 2018.

Finite Lived Intangible Assets

Amortized intangible assets that continue to be subject to amortization over a weighted average remaining expected life of 14 years were as follows:

	December 31,
	2019	2018
	(in millions)
Gross carrying value	$41.4	$41.4
Accumulated amortization	21.8	19.2
Net carrying value	$19.6	$22.2

The amortization expense for intangible assets with finite useful lives was $2.6 million, $2.6 million and $2.6 million for 2019, 2018 and 2017, respectively. As of December 31, 2019, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2020	$2.4
2021	2.2
2022	2.0
2023	1.2
2024	1.1

5. Variable Interest Entities

We have relationships with various types of entities which may be VIEs. Certain VIEs are consolidated in our financial results. See Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Consolidation” for further details of our consolidation accounting policies. We did not provide financial or other support to investees designated as VIEs for the periods ended December 31, 2019 and December 31, 2018.

Consolidated Variable Interest Entities

Grantor Trust

We contributed undated subordinated floating rate notes to a grantor trust. The trust separated its cash flows by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term, while the residual certificate entitles the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificates and the residual certificates were subsequently sold to third parties. We determined the grantor trust is a VIE due to insufficient equity to sustain it. We determined we are the primary beneficiary as a result of our contribution of securities into the trust and our significant continuing interest in the trust.

Commercial Mortgage-Backed Securities

We sold commercial mortgage loans to a real estate mortgage investment conduit trust. The trust issued various commercial mortgage-backed securities ("CMBS") certificates using the cash flows of the underlying commercial mortgage loans it purchased. This was considered a VIE due to insufficient equity to sustain itself. We determined we were the primary beneficiary as we retained the special servicing role for the assets within the trust as well as the ownership of the bond class that controls the unilateral kick-out rights of the special servicer. The trust was unwound in the third quarter of 2019.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Real Estate

We invest in several real estate limited partnerships and limited liability companies. The entities invest in real estate properties. Certain of these entities are VIEs based on the combination of our significant economic interest and related voting rights. We determined we are the primary beneficiary as a result of our power to control the entities through our significant ownership. Due to the nature of these real estate investments, the investment balance will fluctuate as we purchase and sell interests in the entities and as capital expenditures are made to improve the underlying real estate.

Sponsored Investment Fund

We invest in certain series of an investment fund. These series are VIEs as the equity holders of each series lack the power to direct the most significant activities of the VIE. We determined we are the primary beneficiary of these series as our interest is more than insignificant and collectively we have the power to direct the most significant activities of the fund.

Assets and Liabilities of Consolidated Variable Interest Entities

The carrying amounts of our consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors do not have recourse were as follows:

	December 31, 2019		December 31, 2018
	Total	Total	Total	Total
	assets	liabilities	assets	liabilities
	(in millions)
Grantor trust (1)	$99.9	$98.6	$95.0	$89.4
CMBS	—	—	6.4	—
Real estate (2)	479.7	88.0	379.2	70.6
Sponsored investment fund (3)	19.9	—	37.7	—
Total	$599.5	$186.6	$518.3	$160.0

(1)
The assets of the grantor trust are primarily fixed maturities, available-for-sale. The liabilities are primarily other liabilities that reflect an embedded derivative of the forecasted transaction to deliver the underlying securities.

(2)	The assets of the real estate VIEs primarily include real estate and cash. Liabilities primarily include long-term debt and other liabilities.

(3)	The assets of the sponsored investment fund include other investments.

Unconsolidated Variable Interest Entities

We hold a variable interest in a number of VIEs where we are not the primary beneficiary. Our investments in these VIEs are reported in fixed maturities, available-for-sale; fixed maturities, trading and other investments in the consolidated statements of financial position and are described below.

Unconsolidated VIEs include certain CMBS, residential mortgage-backed pass-through securities ("RMBS") and other ABS. All of these entities were deemed VIEs because the equity within these entities is insufficient to sustain them. We determined we are not the primary beneficiary in the entities within these categories of investments. This determination was based primarily on the fact we do not own the class of security that controls the unilateral right to replace the special servicer or equivalent function.

We invest in cash collateralized debt obligations, collateralized bond obligations, collateralized loan obligations and other collateralized structures, which are VIEs due to insufficient equity to sustain the entities. We have determined we are not the primary beneficiary of these entities primarily because we do not control the economic performance of the entities and were not involved with the design of the entities or because we do not have a potentially significant variable interest in the entities for which we are the asset manager.

We have invested in various VIE trusts and similar entities as a debt holder. Most of these entities are classified as VIEs due to insufficient equity to sustain them. In addition, we have an entity classified as a VIE based on the combination of our significant economic interest and lack of voting rights. We have determined we are not the primary beneficiary primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

We have invested in partnerships and other funds, which are classified as VIEs. The entities are VIEs as equity holders lack the power to control the most significant activities of the entities because the equity holders do not have either the ability by a simple majority to exercise substantive kick-out rights or substantive participating rights. We have determined we are not the primary beneficiary because we do not have the power to direct the most significant activities of the entities.

As previously discussed, we sponsor, invest in and have other interests in certain investment funds that are VIEs. We determined we are not the primary beneficiary of the VIEs for which we are the asset manager but do not have a potentially significant variable interest in the funds.

The carrying value and maximum loss exposure for our unconsolidated VIEs were as follows:

		Maximum exposure to
	Asset carrying value	loss (1)
	(in millions)
December 31, 2019
Fixed maturities, available-for-sale:
Corporate	$238.2	$225.7
Residential mortgage-backed pass-through securities	2,844.2	2,777.5
Commercial mortgage-backed securities	4,802.7	4,700.8
Collateralized debt obligations (2)	3,211.2	3,222.6
Other debt obligations	8,075.4	7,961.4
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	14.1	14.1
Commercial mortgage-backed securities	28.1	28.1
Collateralized debt obligations (2)	20.9	20.9
Other debt obligations	13.3	13.3
Other investments:
Other limited partnership and fund interests	635.2	899.1

December 31, 2018
Fixed maturities, available-for-sale:
Corporate	$235.3	$222.6
Residential mortgage-backed pass-through securities	2,416.2	2,444.4
Commercial mortgage-backed securities	3,902.8	3,979.4
Collateralized debt obligations (2)	2,416.9	2,447.0
Other debt obligations	7,139.5	7,183.0
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	13.8	13.8
Commercial mortgage-backed securities	13.4	13.4
Collateralized debt obligations (2)	11.8	11.8
Other debt obligations	9.7	9.7
Other investments:
Other limited partnership and fund interests	575.4	968.6

(1)
Our risk of loss is limited to our initial investment measured at amortized cost for fixed maturities, available-for-sale. Our risk of loss is limited to our investment measured at fair value for our fixed maturities, trading. Our risk of loss is limited to our carrying value plus any unfunded commitments and/or guarantees and similar provisions for our other investments. Unfunded commitments are not liabilities on our consolidated statements of financial position because we are only required to fund additional equity when called upon to do so by the general partner or investment manager.

(2)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

6. Investments

Fixed Maturities and Equity Securities

The amortized cost, gross unrealized gains and losses, other-than-temporary impairments in AOCI and fair value of available-for-sale securities were as follows:

					Other-than-
		Gross	Gross		temporary
	Amortized	unrealized	unrealized		impairments in
	cost	gains	losses	Fair value	AOCI (1)
	(in millions)
December 31, 2019
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,562.7	$97.2	$3.0	$1,656.9	$—
Non-U.S. governments	724.6	128.4	—	853.0	—
States and political subdivisions	6,791.7	639.2	11.5	7,419.4	—
Corporate	34,057.5	3,086.3	32.7	37,111.1	—
Residential mortgage-backed pass-through securities	2,777.5	70.5	3.8	2,844.2	—
Commercial mortgage-backed securities	4,700.8	125.7	23.8	4,802.7	15.8
Collateralized debt obligations (2)	3,222.6	2.8	14.2	3,211.2	0.9
Other debt obligations	7,970.8	129.0	14.9	8,084.9	31.8
Total fixed maturities, available-for-sale	$61,808.2	$4,279.1	$103.9	$65,983.4	$48.5

December 31, 2018
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,383.7	$16.1	$16.6	$1,383.2	$—
Non-U.S. governments	683.5	61.2	13.9	730.8	—
States and political subdivisions	6,065.7	194.6	94.6	6,165.7	—
Corporate	32,037.2	873.0	821.8	32,088.4	—
Residential mortgage-backed pass-through securities	2,444.4	21.4	49.6	2,416.2	—
Commercial mortgage-backed securities	3,979.4	17.0	93.6	3,902.8	16.3
Collateralized debt obligations (2)	2,447.0	—	30.1	2,416.9	1.2
Other debt obligations	7,214.8	39.2	82.7	7,171.3	36.2
Total fixed maturities, available-for-sale	$56,255.7	$1,222.5	$1,202.9	$56,275.3	$53.7

(1)
Excludes $62.3 million and $64.2 million as of December 31, 2019 and December 31, 2018, respectively, of net unrealized gains on impaired fixed maturities, available-for-sale related to changes in fair value subsequent to the impairment date, which are included in gross unrealized gains and gross unrealized losses.

(2)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

The amortized cost and fair value of fixed maturities available-for-sale as of December 31, 2019, by expected maturity, were as follows:

	Amortized cost	Fair value
	(in millions)
Due in one year or less	$2,052.0	$2,063.8
Due after one year through five years	9,590.6	9,931.5
Due after five years through ten years	11,538.3	12,270.5
Due after ten years	19,955.6	22,774.6
Subtotal	43,136.5	47,040.4
Mortgage-backed and other asset-backed securities	18,671.7	18,943.0
Total	$61,808.2	$65,983.4

Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Net Investment Income

Major components of net investment income were as follows:

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Fixed maturities, available-for-sale (1)	$2,406.5	$2,249.8	$2,143.2
Fixed maturities, trading	9.1	6.5	4.3
Equity securities, available-for-sale	—	—	5.4
Equity securities	4.7	4.6	—
Mortgage loans	651.3	587.8	563.5
Real estate	191.0	158.4	129.1
Policy loans	39.7	39.9	40.5
Cash and cash equivalents	39.5	33.5	12.0
Derivatives (1)	(2.0)	0.1	(3.2)
Other	106.0	83.6	96.6
Total	3,445.8	3,164.2	2,991.4
Investment expenses	(151.9)	(141.3)	(157.7)
Net investment income	$3,293.9	$3,022.9	$2,833.7

(1)
Upon adoption of authoritative guidance effective January 1, 2019, the change in fair value of fixed maturities, available-for-sale and the change in fair value of derivative hedging instruments in fair value hedging relationships are reported in net investment income with the earnings effect of fixed maturities, available-for-sale. Prior to 2019, the change in fair value of fixed maturities, available-for-sale and the change in fair value of derivative hedging instruments in fair value hedging relationships were reported in net realized capital gains (losses). See Note 7, Derivative Financial Instruments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Net Realized Capital Gains and Losses
Major components of net realized capital gains (losses) on investments were as follows:

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Fixed maturities, available-for-sale:
Gross gains	$7.9	$6.8	$10.3
Gross losses	(11.4)	(68.8)	(22.7)
Net impairment losses	(43.5)	(29.1)	(79.6)
Hedging, net (1)	(9.3)	(39.6)	(28.5)
Fixed maturities, trading (2)	14.4	(7.7)	1.4
Equity securities, available-for-sale:
Net impairment losses	—	—	(0.1)
Equity securities, trading (3)	—	—	(1.3)
Equity securities (4)	8.2	0.8	—
Mortgage loans	3.3	6.4	9.2
Derivatives (1)	(58.2)	79.2	(195.8)
Other (5)	(23.6)	144.7	679.1
Net realized capital gains (losses)	$(112.2)	$92.7	$372.0

(1)
Upon adoption of authoritative guidance effective January 1, 2019, the change in fair value of fixed maturities, available-for-sale and the change in fair value of derivative hedging instruments in fair value hedging relationships are reported in net investment income with the earnings effect of fixed maturities, available-for-sale. Prior to 2019, the change in fair value of fixed maturities, available-for-sale and the change in fair value of derivative hedging instruments in fair value hedging relationships were reported in net realized capital gains (losses). See Note 7, Derivative Financial Instruments, for further details. Gains (losses) for fixed maturities, available-for-sale related to terminated cash flow hedges continue to be reflected in net realized capital gains (losses).

(2)
Unrealized gains (losses) on fixed maturities, trading still held at the reporting date were $14.1 million, $(7.6) million and $2.7 million for the years ended December 31, 2019, 2018 and 2017, respectively.

(3)	Unrealized losses on equity securities, trading still held at the reporting date were $1.2 million for the year ended December 31, 2017.

(4)	Unrealized gains (losses) on equity securities still held at the reporting date were $7.6 million and $(12.5) million for the years ended December 31, 2019 and 2018, respectively.

(5)	Other gains in 2018 primarily include a gain from the sale of an equity method investment. Further details relating to other gains in 2017 are included under the caption “Real Estate Transactions.”

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were $1,489.3 million, $2,658.1 million and $1,149.8 million in 2019, 2018 and 2017, respectively.

Other-Than-Temporary Impairments

We have a process in place to identify fixed maturity securities that could potentially have an impairment that is other than temporary. Prior to 2018, we also used this process to assess equity securities for impairment. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Each reporting period, all securities are reviewed to determine whether an other-than-temporary decline in value exists and whether losses should be recognized. We consider relevant facts and circumstances in evaluating whether a credit or interest rate related impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (4) for structured securities, the adequacy of the expected cash flows; (5) our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity and (6) for equity securities, our ability and intent to hold the security for a period of time that allows for the recovery in value. To the extent we determine a security is deemed to be other than temporarily impaired, an impairment loss is recognized.

The way in which impairment losses on fixed maturities are recognized in the financial statements is dependent on the facts and circumstances related to the specific security. If we intend to sell a security or it is more likely than not that we would be required to sell a security before the recovery of its amortized cost, we recognize an other-than-temporary impairment in net income for the difference between amortized cost and fair value. If we do not expect to recover the amortized cost basis, we do not plan to sell the security and if it is not more likely than not that we would be required to sell a security before the recovery of its amortized cost, the recognition of the other-than-temporary impairment is bifurcated. We recognize the credit loss portion in net income and the noncredit loss portion in OCI (“bifurcated OTTI”). Prior to 2018, impairment losses on equity securities were recognized in net income and were measured as the difference between amortized cost and fair value.

Total other-than-temporary impairment losses, net of recoveries from the sale of previously impaired securities, were as follows:

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Fixed maturities, available-for-sale	$(38.3)	$10.6	$(29.9)
Equity securities, available-for-sale	—	—	(0.1)
Total other-than-temporary impairment losses, net of recoveries from
the sale of previously impaired securities	(38.3)	10.6	(30.0)
Other-than-temporary impairment losses on fixed maturities,
available-for-sale reclassified from OCI (1)	(5.2)	(39.7)	(49.7)
Net impairment losses on available-for-sale securities	$(43.5)	$(29.1)	$(79.7)

(1) Represents the net impact of (a) gains resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI and (b) losses resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold.

We estimate the amount of the credit loss component of a fixed maturity security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. The ABS cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

The following table provides a rollforward of accumulated credit losses for fixed maturities with bifurcated credit losses. The purpose of the table is to provide detail of (1) additions to the bifurcated credit loss amounts recognized in net realized capital gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount.

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Beginning balance	$(117.5)	$(124.3)	$(134.7)
Credit losses for which an other-than-temporary impairment was
not previously recognized	(6.8)	(11.3)	(15.0)
Credit losses for which an other-than-temporary impairment was
previously recognized	(11.8)	(20.0)	(42.5)
Reduction for credit losses previously recognized on fixed maturities
now sold, paid down or intended to be sold	54.3	29.5	57.9
Net reduction for positive changes in cash flows expected
to be collected and amortization (1)	0.8	8.6	10.0
Ending balance	$(81.0)	$(117.5)	$(124.3)

(1) Amounts are recognized in net investment income.

Gross Unrealized Losses for Available-for-Sale Securities

For available-for-sale securities with unrealized losses, including other-than-temporary impairment losses reported in OCI, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows:

	December 31, 2019
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$100.0	$1.9	$74.2	$1.1	$174.2	$3.0
Non-U.S. governments	1.3	—	—	—	1.3	—
States and political subdivisions	557.6	11.1	86.3	0.4	643.9	11.5
Corporate	985.5	9.1	360.7	23.6	1,346.2	32.7
Residential mortgage-backed pass-
through securities	416.8	1.4	237.4	2.4	654.2	3.8
Commercial mortgage-backed
securities	829.3	9.2	260.4	14.6	1,089.7	23.8
Collateralized debt obligations (1)	639.4	1.8	1,445.3	12.4	2,084.7	14.2
Other debt obligations	1,772.8	9.5	613.7	5.4	2,386.5	14.9
Total fixed maturities, available-for-sale	$5,302.7	$44.0	$3,078.0	$59.9	$8,380.7	$103.9

(1)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 97% were investment grade (rated AAA through BBB-) with an average price of 99 (carrying value/amortized cost) as of December 31, 2019. Gross unrealized losses in our fixed maturities portfolio decreased during the year ended December 31, 2019, primarily due to a decrease in interest rates and tightening of credit spreads.

For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 882 securities reflecting an average price of 99 as of December 31, 2019. Of this portfolio, 98% was investment grade (rated AAA through BBB-) as of December 31, 2019, with associated unrealized losses of $43.1 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 502 securities reflecting an average price of 98 and an average credit rating of AA+ as of December 31, 2019. Corporate securities with unrealized losses had an average price of 94 and an average credit rating of BBB-. Commercial mortgage-backed securities with unrealized losses had an average price of 95 and an average credit rating of AA+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be at maturity, we did not consider these investments to be other-than-temporarily impaired as of December 31, 2019.

	December 31, 2018
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$96.1	$1.4	$486.7	$15.2	$582.8	$16.6
Non-U.S. governments	191.3	4.4	164.7	9.5	356.0	13.9
States and political subdivisions	1,344.6	33.4	1,587.4	61.2	2,932.0	94.6
Corporate	12,931.1	461.4	6,610.9	360.4	19,542.0	821.8
Residential mortgage-backed pass-
through securities	210.1	0.8	1,410.3	48.8	1,620.4	49.6
Commercial mortgage-backed
securities	779.4	11.4	2,203.9	82.2	2,983.3	93.6
Collateralized debt obligations (1)	2,229.4	23.6	162.6	6.5	2,392.0	30.1
Other debt obligations	982.0	4.9	3,661.4	77.8	4,643.4	82.7
Total fixed maturities, available-for-sale	$18,764.0	$541.3	$16,287.9	$661.6	$35,051.9	$1,202.9

(1)	Primarily consists of collateralized loan obligations backed by secured corporate loans.

Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 95% were investment grade (rated AAA through BBB-) with an average price of 97 (carrying value/amortized cost) as of December 31, 2018. Gross unrealized losses in our fixed maturities portfolio increased during the year ended December 31, 2018, primarily due to widening of credit spreads and an increase in interest rates.

For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 2,076 securities reflecting an average price of 97 as of December 31, 2018. Of this portfolio, 92% was investment grade (rated AAA through BBB-) as of December 31, 2018, with associated unrealized losses of $473.7 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 2,335 securities reflecting an average price of 96 and an average credit rating of AA- as of December 31, 2018. Corporate securities with unrealized losses had an average price of 95 and an average credit rating of A-. Commercial mortgage-backed securities with unrealized losses had an average price of 96 and an average credit rating of AA+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be at maturity, we did not consider these investments to be other-than-temporarily impaired as of December 31, 2018.

Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments

The net unrealized gains and losses on investments in available-for-sale securities, the noncredit component of impairment losses on fixed maturities available-for-sale and the net unrealized gains and losses on derivative instruments in cash flow hedge relationships are reported as separate components of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments in cash flow hedge relationships net of adjustments related to DAC and related actuarial balances, policyholder liabilities, noncontrolling interest and applicable income taxes was as follows:

	December 31, 2019	December 31, 2018
	(in millions)
Net unrealized gains on fixed maturities, available-for-sale (1)	$4,205.7	$37.8
Noncredit component of impairment losses on fixed maturities, available-for-sale	(48.5)	(53.7)
Net unrealized gains on derivative instruments	94.1	123.3
Adjustments for assumed changes in amortization patterns	(261.0)	30.3
Adjustments for assumed changes in policyholder liabilities	(687.7)	(41.2)
Net unrealized gains on other investments and noncontrolling interest
adjustments	5.9	15.8
Provision for deferred income taxes	(696.0)	(21.9)
Net unrealized gains on available-for-sale securities and derivative instruments	$2,612.5	$90.4

(1)	Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

Mortgage Loans

Mortgage loans consist of commercial and residential mortgage loans. We evaluate risks inherent in our commercial mortgage loans in two classes: (1) brick and mortar property loans, including mezzanine loans, where we analyze the property's rent payments as support for the loan, and (2) credit tenant loans (“CTL”), where we rely on the credit analysis of the tenant for the repayment of the loan. We evaluate risks inherent in our residential mortgage loan portfolio in two classes: (1) first lien mortgages and (2) home equity mortgages. The carrying amount of our mortgage loan portfolio was as follows:

	December 31, 2019	December 31, 2018
	(in millions)
Commercial mortgage loans	$14,758.4	$13,780.7
Residential mortgage loans	1,088.2	908.3
Total amortized cost	15,846.6	14,689.0

Valuation allowance	(26.3)	(26.8)
Total carrying value	$15,820.3	$14,662.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

We periodically purchase mortgage loans as well as sell mortgage loans we have originated. Mortgage loans purchased and sold were as follows:

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Commercial mortgage loans:
Purchased	$133.9	$24.7	$44.4
Residential mortgage loans:
Purchased	422.8	337.5	276.5
Sold	—	—	89.3

Our commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages on stabilized properties. Our commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

	December 31, 2019		December 31, 2018
	Amortized	Percent	Amortized	Percent
	cost	of total	cost	of total
	($ in millions)
Geographic distribution
New England	$615.0	4.2%	$642.2	4.7%
Middle Atlantic	4,151.7	28.2	3,937.9	28.6
East North Central	626.2	4.2	594.7	4.3
West North Central	237.7	1.6	206.2	1.5
South Atlantic	2,324.4	15.7	2,211.9	16.1
East South Central	439.4	3.0	423.3	3.1
West South Central	1,454.7	9.9	1,216.8	8.8
Mountain	934.4	6.3	970.8	7.0
Pacific	3,974.9	26.9	3,576.9	25.9
Total	$14,758.4	100.0%	$13,780.7	100.0%

Property type distribution
Office	$4,899.9	33.2%	$4,637.6	33.7%
Retail	2,056.9	13.9	2,310.0	16.8
Industrial	2,274.5	15.4	2,319.1	16.8
Apartments	5,263.6	35.7	4,262.5	30.9
Hotel	91.2	0.6	100.1	0.7
Mixed use/other	172.3	1.2	151.4	1.1
Total	$14,758.4	100.0%	$13,780.7	100.0%

Our residential mortgage loan portfolio is composed of first lien mortgages with an amortized cost of $1,077.2 million and $893.2 million and home equity mortgages with an amortized cost of $11.0 million and $15.1 million as of December 31, 2019 and December 31, 2018, respectively. Our residential home equity mortgages are generally second lien mortgages comprised of closed-end loans and lines of credit.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Mortgage Loan Credit Monitoring

Commercial Credit Risk Profile Based on Internal Rating

We actively monitor and manage our commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating cash flow model, in order to monitor the financial quality of these assets. The model stresses expected cash flows at various levels and at different points in time depending on the durability of the income stream, which includes our assessment of factors such as location (macro and micro markets), tenant quality and lease expirations. Our internal rating analysis presents expected losses in terms of an S&P Global (“S&P”) bond equivalent rating. As the credit risk for commercial mortgage loans increases, we adjust our internal ratings downward with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.

Commercial mortgage loans that require more frequent and detailed attention are identified and placed on an internal “watch list”. Among the criteria that would indicate a potential problem are significant negative changes in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

The amortized cost of our commercial mortgage loan portfolio by credit risk, as determined by our internal rating system expressed in terms of an S&P bond equivalent rating, was as follows:

	December 31, 2019
	Brick and mortar	CTL	Total
	(in millions)
A- and above	$13,698.0	$76.9	$13,774.9
BBB+ thru BBB-	877.8	83.8	961.6
BB+ thru BB-	21.9	—	21.9
Total	$14,597.7	$160.7	$14,758.4

	December 31, 2018
	Brick and mortar	CTL	Total
	(in millions)
A- and above	$12,571.4	$84.5	$12,655.9
BBB+ thru BBB-	932.1	105.7	1,037.8
BB+ thru BB-	87.0	—	87.0
Total	$13,590.5	$190.2	$13,780.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Residential Credit Risk Profile Based on Performance Status

Our residential mortgage loan portfolio is monitored based on performance of the loans. Monitoring on a residential mortgage loan increases when the loan is delinquent or earlier if there is an indication of potential impairment. We define non-performing residential mortgage loans as loans 90 days or greater delinquent or on non-accrual status.

The amortized cost of our performing and non-performing residential mortgage loans was as follows:

	December 31, 2019
	First liens	Home equity	Total
	(in millions)
Performing	$1,074.7	$8.0	$1,082.7
Non-performing	2.5	3.0	5.5
Total	$1,077.2	$11.0	$1,088.2

	December 31, 2018
	First liens	Home equity	Total
	(in millions)
Performing	$890.3	$10.8	$901.1
Non-performing	2.9	4.3	7.2
Total	$893.2	$15.1	$908.3

Non-Accrual Mortgage Loans

Commercial and residential mortgage loans are placed on non-accrual status if we have concern regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due and other circumstances for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal, against the valuation allowance or according to the contractual terms of the loan. When a loan is placed on non-accrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

The amortized cost of mortgage loans on non-accrual status was as follows:

	December 31, 2019	December 31, 2018
	(in millions)
Residential:
First liens	$2.5	$2.9
Home equity	3.0	4.3
Total	$5.5	$7.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

The aging of our mortgage loans, based on amortized cost, was as follows:

	December 31, 2019
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans
	(in millions)
Commercial-brick and mortar	$—	$—	$—	$—	$14,597.7	$14,597.7
Commercial-CTL	—	—	—	—	160.7	160.7
Residential-first liens	8.5	0.3	2.1	10.9	1,066.3	1,077.2
Residential-home equity	0.8	—	0.3	1.1	9.9	11.0
Total	$9.3	$0.3	$2.4	$12.0	$15,834.6	$15,846.6

	December 31, 2018
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans
	(in millions)
Commercial-brick and mortar	$—	$—	$—	$—	$13,590.5	$13,590.5
Commercial-CTL	—	—	—	—	190.2	190.2
Residential-first liens	3.7	0.8	2.3	6.8	886.4	893.2
Residential-home equity	0.8	0.6	0.4	1.8	13.3	15.1
Total	$4.5	$1.4	$2.7	$8.6	$14,680.4	$14,689.0

We did not have any mortgage loans that were 90 days or more past due and still accruing interest as of either December 31, 2019 or December 31, 2018.

Mortgage Loan Valuation Allowance

We establish a valuation allowance to provide for the risk of credit losses inherent in our portfolio. The valuation allowance includes loan specific reserves for loans that are deemed to be impaired as well as reserves for pools of loans with similar risk characteristics where a property risk or market specific risk has not been identified but for which we anticipate a loss may occur. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine a loan is impaired, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value reduced by the cost to sell. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. Subsequent changes in the estimated value are reflected in the valuation allowance. Amounts on loans deemed to be uncollectible are charged off and removed from the valuation allowance. The change in the valuation allowance provision is included in net realized capital gains (losses) on our consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

The valuation allowance is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, portfolio delinquency information, underwriting standards, peer group information, current economic conditions, loss experience and other relevant factors. The evaluation of our impaired loan component is subjective, as it requires the estimation of timing and amount of future cash flows expected to be received on impaired loans.

We review our commercial mortgage loan portfolio and analyze the need for a valuation allowance for any loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently has a valuation allowance. In addition to establishing allowance levels for specifically identified impaired commercial mortgage loans, management determines an allowance for all other loans in the portfolio for which historical experience and current economic conditions indicate certain losses exist. These loans are segregated by risk rating level with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon historical loss experience for each risk rating level as adjusted for certain current environmental factors management believes to be relevant.

For our residential mortgage loan portfolio, we separate the loans into several homogeneous pools, each of which consist of loans of a similar nature including but not limited to loans similar in collateral, term and structure and loan purpose or type. We evaluate loan pools based on aggregated risk ratings, estimated specific loss potential in the different classes of credits, and historical loss experience by pool type. We adjust these quantitative factors for qualitative factors of present conditions. Qualitative factors include items such as economic and business conditions, changes in the portfolio, value of underlying collateral and concentrations. Residential mortgage loan pools exclude loans that have been restructured or impaired, as those loans are evaluated individually.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

A rollforward of our valuation allowance and ending balances of the allowance and loan balance by basis of impairment method was as follows:

	Commercial	Residential	Total
	(in millions)
For the year ended December 31, 2019
Beginning balance	$24.3	$2.5	$26.8
Provision	0.2	(3.4)	(3.2)
Charge-offs	—	(0.5)	(0.5)
Recoveries	—	3.2	3.2
Ending balance	$24.5	$1.8	$26.3
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$1.2	$1.2
Collectively evaluated for impairment	24.5	0.6	25.1
Allowance ending balance	$24.5	$1.8	$26.3
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$6.3	$6.3
Collectively evaluated for impairment	14,758.4	1,081.9	15,840.3
Loan ending balance	$14,758.4	$1,088.2	$15,846.6

For the year ended December 31, 2018
Beginning balance	$25.8	$6.4	$32.2
Provision	(1.5)	(4.6)	(6.1)
Charge-offs	—	(2.4)	(2.4)
Recoveries	—	3.1	3.1
Ending balance	$24.3	$2.5	$26.8
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$1.4	$1.4
Collectively evaluated for impairment	24.3	1.1	25.4
Allowance ending balance	$24.3	$2.5	$26.8
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$9.1	$9.1
Collectively evaluated for impairment	13,780.7	899.2	14,679.9
Loan ending balance	$13,780.7	$908.3	$14,689.0

For the year ended December 31, 2017
Beginning balance	$27.4	$17.1	$44.5
Provision	(1.6)	(10.5)	(12.1)
Charge-offs	—	(5.0)	(5.0)
Recoveries	—	4.8	4.8
Ending balance	$25.8	$6.4	$32.2
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$4.5	$4.5
Collectively evaluated for impairment	25.8	1.9	27.7
Allowance ending balance	$25.8	$6.4	$32.2
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$12.3	$12.3
Collectively evaluated for impairment	12,755.2	716.8	13,472.0
Loan ending balance	$12,755.2	$729.1	$13,484.3

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Impaired Mortgage Loans

Impaired mortgage loans are loans with a related specific valuation allowance, loans whose carrying amount has been reduced to the expected collectible amount because the impairment has been considered other than temporary or a loan modification has been classified as a troubled debt restructuring (“TDR”). Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal, against the valuation allowance or according to the contractual terms of the loan. Our recorded investment in and unpaid principal balance of impaired loans along with the related loan specific allowance for losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired were as follows:

	December 31, 2019
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance
	(in millions)
With no related allowance recorded:
Residential-first liens	$0.8	$—	$—
With an allowance recorded:
Residential-first liens	1.7	—	—
Residential-home equity	3.8	5.0	1.2
Total:
Residential	$6.3	$5.0	$1.2

	December 31, 2018
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance
	(in millions)
With no related allowance recorded:
Residential-first liens	$1.6	$1.6	$—
With an allowance recorded:
Residential-first liens	2.1	2.1	—
Residential-home equity	5.4	6.5	1.4
Total:
Residential	$9.1	$10.2	$1.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

	Average
	recorded	Interest income
	investment	recognized
	(in millions)
For the year ended December 31, 2019
With no related allowance recorded:
Residential-first liens	$1.2	$—
With an allowance recorded:
Residential-first liens	1.9	—
Residential-home equity	4.6	0.1
Total:
Residential	$7.7	$0.1

For the year ended December 31, 2018
With no related allowance recorded:
Residential-first liens	$1.3	$—
With an allowance recorded:
Residential-first liens	2.9	0.1
Residential-home equity	6.5	0.2
Total:
Residential	$10.7	$0.3

For the year ended December 31, 2017
With no related allowance recorded:
Residential-first liens	$1.2	$—
With an allowance recorded:
Residential-first liens	4.2	0.2
Residential-home equity	10.3	0.2
Total:
Residential	$15.7	$0.4

Mortgage Loan Modifications

Our commercial and residential mortgage loan portfolios can include loans that have been modified. We assess loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. When we have commercial mortgage loan TDRs, they are modified to delay or reduce principal payments and to reduce or delay interest payments. The commercial mortgage loan modifications result in delayed cash receipts, a decrease in interest income and loan rates that are considered below market. When we have residential mortgage loan TDRs, they include modifications of interest-only payment periods, delays in principal balloon payments and interest rate reductions. Residential mortgage loan modifications result in delayed or decreased cash receipts and a decrease in interest income.

When we have commercial mortgage loan TDRs, they are reserved for in the mortgage loan valuation allowance at the estimated fair value of the underlying collateral reduced by the cost to sell.

When we have residential mortgage loan TDRs, they are specifically reserved for in the mortgage loan valuation allowance if losses result from the modification. Residential mortgage loans that have defaulted or have been discharged through bankruptcy are reduced to the expected collectible amount.

We did not have any significant loans that were modified and met the criteria of a TDR in 2019, 2018 and 2017.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Real Estate

Depreciation expense on invested real estate was $60.3 million, $54.1 million and $55.9 million in 2019, 2018 and 2017, respectively. Accumulated depreciation was $525.9 million and $487.0 million as of December 31, 2019 and 2018, respectively.

Real Estate Transactions

In September 2017, we entered an exchange agreement to exit certain real estate joint ventures. The transaction resulted in us transferring our interest in certain real estate properties in exchange for our joint venture partner’s interest in certain other real estate properties. In a subsequent transaction we sold certain of these real estate properties to a third party. Both transactions closed in September 2017, and resulted in a net pre-tax realized capital gain of $690.9 million (net after-tax realized capital gain of $410.8 million).

Other Investments

Other investments include interests in unconsolidated entities, joint ventures and partnerships and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees in net investment income. Summarized financial information for these unconsolidated entities was as follows:

		December 31,
		2019	2018
		(in millions)
Total assets		$73,594.5	$61,696.6
Total liabilities		11,862.4	11,589.8
Total equity		$61,732.1	$50,106.8
Net investment in unconsolidated entities		$756.3	$744.6

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Total revenues	$10,548.6	$8,968.6	$6,561.9
Net income	6,991.8	5,491.6	3,319.6
Our share of net income of unconsolidated entities	55.3	57.7	83.3

In addition, other investments include $734.1 million and $502.6 million of cash surrender value of company owned life insurance as of December 31, 2019 and 2018, respectively.

Derivative assets are carried at fair value and reported as a component of other investments. See Note 7, Derivative Financial Instruments, for further details.

Securities Posted as Collateral

As of December 31, 2019 and 2018, we posted $4,062.0 million and $3,761.3 million, respectively, in commercial mortgage loans and residential first lien mortgages to satisfy collateral requirements associated with our obligation under funding agreements with Federal Home Loan Bank of Des Moines (“FHLB Des Moines”). In addition, as of December 31, 2019 and 2018, we posted $2,633.2 million and $2,383.0 million, respectively, in fixed maturities, available-for-sale and trading securities to satisfy collateral requirements primarily associated with a reinsurance arrangement, our derivative credit support annex (collateral) agreements, Futures Commission Merchant (“FCM”) agreements, a lending arrangement and our obligation under funding agreements with FHLB Des Moines. Since we did not relinquish ownership rights on these instruments, they are reported as mortgage loans, fixed maturities, available-for-sale and fixed maturities, trading, respectively, on our consolidated statements of financial position. Of the securities posted as collateral, as of December 31, 2019 and 2018, $163.9 million and $124.2 million, respectively, could be sold or repledged by the secured party.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Balance Sheet Offsetting

Financial assets subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	assets (1)	instruments (2)	received	Net amount
	(in millions)
December 31, 2019
Derivative assets	$279.6	$(80.2)	$(197.6)	$1.8
December 31, 2018
Derivative assets	$172.6	$(63.7)	$(101.6)	$7.3

(1)
The gross amount of recognized derivative assets is reported with other investments on the consolidated statements of financial position. The gross amounts of derivative assets are not netted against offsetting liabilities for presentation on the consolidated statements of financial position.

(2)
Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated statements of financial position.

Financial liabilities subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	liabilities (1)	instruments (2)	pledged	Net amount
	(in millions)
December 31, 2019
Derivative liabilities	$147.0	$(80.2)	$(57.5)	$9.3
December 31, 2018
Derivative liabilities	$104.4	$(63.7)	$(34.3)	$6.4

(1)
The gross amount of recognized derivative liabilities is reported with other liabilities on the consolidated statements of financial position. The above excludes $249.9 million and $94.6 million of derivative liabilities as of December 31, 2019 and December 31, 2018, respectively, which are primarily embedded derivatives that are not subject to master netting agreements or similar agreements. The gross amounts of derivative liabilities are not netted against offsetting assets for presentation on the consolidated statements of financial position.

(2)
Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated statements of financial position.

The financial instruments that are subject to master netting agreements or similar agreements include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral or variation margin provisions, which are generally settled daily with each counterparty. See Note 7, Derivative Financial Instruments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Repurchase and reverse repurchase agreements include provisions to setoff other repurchase and reverse repurchase balances with the same counterparty. Repurchase and reverse repurchase agreements also include collateral provisions with the counterparties. For reverse repurchase agreements we require the counterparties to pledge collateral with a value greater than the amount of cash transferred. We have the right but do not sell or repledge collateral received in reverse repurchase agreements. Repurchase agreements are structured as secured borrowings for all counterparties. We pledge fixed maturities available-for-sale, which the counterparties have the right to sell or repledge. Interest incurred on repurchase agreements is reported as part of operating expenses on the consolidated statements of operations. Net proceeds related to repurchase agreements are reported as a component of financing activities on the consolidated statements of cash flows. We did not have any outstanding repurchase or reverse repurchase agreements as of December 31, 2019 and December 31, 2018.

7. Derivative Financial Instruments

Derivatives are generally used to hedge or reduce exposure to market risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Derivatives are also used in asset replication strategies.

Types of Derivative Instruments

Interest Rate Contracts

Interest rate risk is the risk we will incur economic losses due to adverse changes in interest rates. Sources of interest rate risk include the difference between the maturity and interest rate changes of assets with the liabilities they support, timing differences between the pricing of liabilities and the purchase or procurement of assets and changing cash flow profiles from original projections due to prepayment options embedded within asset and liability contracts. We use various derivatives to manage our exposure to fluctuations in interest rates.
Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and/or floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by any party. Cash is paid or received based on the terms of the swap. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities and to mitigate the risks arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit (“GMWB”) liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.
Interest rate options, including interest rate caps and interest rate floors, which can be combined to form interest rate collars, are contracts that entitle the purchaser to pay or receive the amounts, if any, by which a specified market rate exceeds a cap strike interest rate, or falls below a floor strike interest rate, respectively, at specified dates. We use interest rate options to manage prepayment risks in our assets and minimum guaranteed interest rates and lapse risks in our liabilities.
A swaption is an option to enter into an interest rate swap at a future date. We purchase swaptions to hedge interest rate exposure for certain assets and liabilities. Swaptions not only hedge against the downside risk, but also allow us to take advantage of any upside benefits.
In exchange‑traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange‑traded futures with regulated futures commissions merchants who are members of a trading exchange. We have used exchange‑traded futures to reduce market risks from changes in interest rates and to alter mismatches between the assets in a portfolio and the liabilities supported by those assets.

Foreign Exchange Contracts

Foreign currency risk is the risk we will incur economic losses due to adverse fluctuations in foreign currency exchange rates. This risk arises from foreign currency-denominated funding agreements issued to nonqualified institutional investors in the international market and foreign currency-denominated fixed maturities we invest in. We use currency swaps to manage our exposure to fluctuations in foreign currency exchange rates.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, a series of principal and interest payments in one currency for that of another currency. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. The interest payments are primarily fixed-to-fixed rate; however, they may also be fixed-to-floating rate or floating-to-fixed rate. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

Equity Contracts

Equity risk is the risk that we will incur economic losses due to adverse fluctuations in common stock prices. We use various derivatives to manage our exposure to equity risk, which arises from products in which the interest we credit is tied to an external equity index as well as products subject to minimum contractual guarantees.

We purchase equity call spreads (“option collars”) to hedge the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity and universal life products that credit interest based on changes in an external equity index. We use exchange-traded futures and equity put options to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product. The premium associated with certain options is paid quarterly over the life of the option contract.

Credit Contracts

Credit risk relates to the uncertainty associated with the continued ability of a given obligor to make timely payments of principal and interest. We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. In cases where we sell protection, we also buy a quality cash bond to match against the credit default swap, thereby entering into a synthetic transaction replicating a cash security. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in a principal amount equal to the notional value of the credit default swap.

Other Contracts

Embedded Derivatives. We purchase or issue certain financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or product. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value.

We offer group annuity contracts that have guaranteed separate accounts as an investment option.

We have structured investment relationships with trusts we have determined to be VIEs, which are consolidated in our financial statements. The notes issued by these trusts include obligations to deliver an underlying security to residual interest holders and the obligations contain an embedded derivative of the forecasted transaction to deliver the underlying security.

We have fixed deferred annuities and universal life products that credit interest based on changes in an external equity index. We also have certain variable annuity products with a GMWB rider, which allows the customer to make withdrawals of a specified annual amount, either for a fixed number of years or for the lifetime of the customer, even if the account value is fully exhausted. Declines in the equity markets may increase our exposure to benefits under contracts with the GMWB. We economically hedge the exposure in these contracts, as previously explained.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Exposure

Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

Derivatives may be exchange-traded or they may be privately negotiated contracts, which are usually referred to as over-the-counter (“OTC”) derivatives. Certain of our OTC derivatives are cleared and settled through central clearing counterparties (“OTC cleared”), while others are bilateral contracts between two counterparties (“bilateral OTC”). Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions. For reporting purposes, we do not offset fair value amounts of bilateral OTC derivatives for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparties under master netting agreements. OTC cleared derivatives have variation margin that is legally characterized as settlement of the derivative exposure, which reduces their fair value in the consolidated statements of financial position.

We posted $148.9 million and $88.7 million in cash and securities under collateral arrangements as of December 31, 2019 and December 31, 2018, respectively, to satisfy collateral and initial margin requirements associated with our derivative credit support agreements and FCM agreements.

Certain of our derivative instruments contain provisions that require us to maintain an investment grade rating from each of the major credit rating agencies on our debt. If the ratings on our debt were to fall below investment grade, it would be in violation of these provisions and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value, inclusive of accrued interest, of all derivative instruments with credit-risk-related contingent features that were in a liability position without regard to netting under derivative credit support annex agreements as of December 31, 2019 and December 31, 2018, was $151.1 million and $108.7 million, respectively. Cleared derivatives have contingent features that require us to post excess margin as required by the FCM. The terms surrounding excess margin vary by FCM agreement. With respect to derivatives containing collateral triggers, we posted collateral and initial margin of $148.9 million and $88.7 million as of December 31, 2019 and December 31, 2018, respectively, in the normal course of business, which reflects netting under derivative agreements. If the credit-risk-related contingent features underlying these agreements were triggered on December 31, 2019, we would be required to post an additional $42.5 million of collateral to our counterparties.

As of December 31, 2019 and December 31, 2018, we had received $156.8 million and $70.1 million, respectively, of cash collateral associated with our derivative credit support annex agreements and FCM agreements, for which we recorded a corresponding liability reflecting our obligation to return the collateral.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Notional amounts are used to express the extent of our involvement in derivative transactions and represent a standard measurement of the volume of our derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received, except for contracts such as currency swaps. Credit exposure represents the gross amount owed to us under derivative contracts as of the valuation date. The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

	December 31, 2019	December 31, 2018
	(in millions)
Notional amounts of derivative instruments
Interest rate contracts:
Interest rate swaps	$35,173.6	$34,393.7
Interest rate options	1,416.9	1,126.9
Interest rate futures	142.5	260.0
Swaptions	62.0	—
Foreign exchange contracts:
Currency swaps	784.0	697.7
Equity contracts:
Equity options	1,672.8	1,522.5
Equity futures	149.5	491.7
Credit contracts:
Credit default swaps	165.0	420.0
Other contracts:
Embedded derivatives	8,869.5	8,793.9
Total notional amounts at end of period	$48,435.8	$47,706.4

Credit exposure of derivative instruments
Interest rate contracts:
Interest rate swaps	$181.9	$95.4
Interest rate options	28.3	16.3
Foreign exchange contracts:
Currency swaps	45.2	54.4
Equity contracts:
Equity options	30.5	7.7
Credit contracts:
Credit default swaps	0.5	2.4
Total gross credit exposure	286.4	176.2
Less: collateral received	208.3	104.6
Net credit exposure	$78.1	$71.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

The fair value of our derivative instruments classified as assets and liabilities was as follows:

	Derivative assets (1)		Derivative liabilities (2)
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
	(in millions)
Derivatives designated as hedging
instruments
Interest rate contracts	$—	$—	$21.3	$16.1
Foreign exchange contracts	30.0	37.6	15.2	13.5
Total derivatives designated as hedging
instruments	$30.0	$37.6	$36.5	$29.6

Derivatives not designated as hedging
instruments
Interest rate contracts	$204.2	$108.0	$16.7	$22.6
Foreign exchange contracts	14.4	17.0	29.5	20.2
Equity contracts	30.5	7.7	63.1	27.6
Credit contracts	0.5	2.3	1.2	4.4
Other contracts	—	—	249.9	94.6
Total derivatives not designated as hedging
instruments	249.6	135.0	360.4	169.4

Total derivative instruments	$279.6	$172.6	$396.9	$199.0

(1) The fair value of derivative assets is reported with other investments on the consolidated statements of financial position.
(2) The fair value of derivative liabilities is reported with other liabilities on the consolidated statements of financial position, with the exception of certain embedded derivative liabilities. Embedded derivatives with a net liability fair value of $151.2 million and $5.3 million as of December 31, 2019 and December 31, 2018, respectively, are reported with contractholder funds on the consolidated statements of financial position.

Credit Derivatives Sold

When we sell credit protection, we are exposed to the underlying credit risk similar to purchasing a fixed maturity security instrument. Our credit derivative contracts sold reference a single name or reference security (referred to as “single name credit default swaps”). These instruments are either referenced in an OTC credit derivative transaction or embedded within an investment structure that has been fully consolidated into our financial statements.

These credit derivative transactions are subject to events of default defined within the terms of the contract, which normally consist of bankruptcy, failure to pay, or modified restructuring of the reference entity and/or issue. If a default event occurs for a reference name or security, we are obligated to pay the counterparty an amount equal to the notional amount of the credit derivative transaction. As a result, our maximum future payment is equal to the notional amount of the credit derivative. In certain cases, we also may have purchased credit protection with identical underlyings to certain of our sold protection transactions. As of December 31, 2019 and December 31, 2018, we did not purchase credit protection relating to our sold protection transactions. In certain circumstances, our potential loss could also be reduced by any amount recovered in the default proceedings of the underlying credit name.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

The following tables show our credit default swap protection sold by types of contract, types of referenced/underlying asset class and external agency rating for the underlying reference security. The maximum future payments are undiscounted and have not been reduced by the effect of any offsetting transactions, collateral or recourse features described above.

	December 31, 2019
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
A	$5.0	$—	$5.0	0.5
BBB	70.0	0.2	70.0	2.6
Sovereign
BBB	15.0	0.3	15.0	2.0
Total credit default swap protection sold	$90.0	$0.5	$90.0	2.4

	December 31, 2018
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
AAA	$10.0	$0.1	$10.0	0.7
A	15.0	0.1	15.0	1.0
BBB	190.0	0.4	190.0	1.7
BB	10.0	—	10.0	0.5
CCC	15.0	(3.6)	15.0	0.9
Government/municipalities
AA	20.0	0.2	20.0	1.0
Sovereign
A	10.0	0.1	10.0	0.7
BBB	55.0	0.4	55.0	1.3
Total credit default swap protection sold	$325.0	$(2.3)	$325.0	1.4

Fair Value and Cash Flow Hedges

Fair Value Hedges

We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and have used them to align the interest rate characteristics of certain liabilities. In general, these swaps are used in asset and liability management to modify duration, which is a measure of sensitivity to interest rate changes.

The net interest effect of interest rate swap transactions for derivatives in fair value hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

The following amounts were recorded on the consolidated statements of financial position related to cumulative basis adjustments for fair value hedges. The amortized cost includes the amortized cost basis and the fair value hedging basis adjustment.

			Cumulative amount of fair
			value hedging basis adjustment
Line item in the consolidated statements			included in the amortized cost
of financial position in which the	Amortized cost of hedged item		of the hedged item
hedged item is included	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
	(in millions)
Fixed maturities, available-for-sale:
Active hedging relationships	$142.0	$137.0	$18.1	$12.4
Discontinued hedging relationships	159.3	298.9	7.7	13.3
Total fixed maturities, available-for-sale in
active or discontinued hedging relationships	$301.3	$435.9	$25.8	$25.7

Cash Flow Hedges

We utilized floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of recognized financial assets and liabilities and forecasted transactions.

We enter into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

The net interest effect of interest rate swap and currency swap transactions for derivatives in cash flow hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

The maximum length of time we are hedging our exposure to the variability in future cash flows for forecasted transactions, excluding those related to the payments of variable interest on existing financial assets and liabilities, is 0.5 years. As of December 31, 2019, we had $0.0 million of net gains reported in AOCI on the consolidated statements of financial position related to active hedges of forecasted transactions. If a hedged forecasted transaction is no longer probable of occurring, cash flow hedge accounting is discontinued. If it is probable that the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income.

The following table shows the effect of derivatives in cash flow hedging relationships on the consolidated statements of financial position.

		Amount of gain (loss) recognized in AOCI on derivatives
Derivatives in cash flow		for the year ended December 31,
hedging relationships	Related hedged item	2019	2018	2017
		(in millions)
Interest rate contracts	Fixed maturities, available-for-sale	$(9.9)	$36.7	$(51.7)
Foreign exchange contracts	Fixed maturities, available-for-sale	(9.4)	20.8	(68.5)
Foreign exchange contracts	Investment contracts	—	(0.1)	—
Total		$(19.3)	$57.4	$(120.2)

We expect to reclassify net gains of $24.3 million from AOCI into net income in the next 12 months, which includes both net deferred gains on discontinued hedges and net losses on periodic settlements of active hedges. Actual amounts may vary from this amount as a result of market conditions.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Effect of Fair Value and Cash Flow Hedges on Consolidated Statements of Operations

The following tables show the effect of derivatives in fair value and cash flow hedging relationships and the related hedged items on the consolidated statements of operations.

	For the year ended December 31, 2019
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	(losses) related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts
	(in millions)
Total amounts of consolidated statement of operations line items in
which the effects of fair value and cash flow hedges are reported	$3,293.9	$(112.2)	$9,167.5

Losses on fair value hedging relationships:
Interest rate contracts:
Gain recognized on hedged item	$5.7	$—	$—
Loss recognized on derivatives	(6.0)	—	—
Amortization of hedged item basis adjustments	(4.2)	—	—
Amounts related to periodic settlements on derivatives	(3.4)	—	—
Total loss recognized for fair value hedging relationships	$(7.9)	$—	$—

Gains (losses) on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$19.8	$(0.6)	$(0.1)
Gain reclassified from AOCI into net income as a result that a
forecasted transaction is no longer probable of occurring	—	0.1	—

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	9.5	—
Amounts related to periodic settlements on derivatives	7.4	—	—
Total gain (loss) recognized for cash flow hedging relationships	$27.2	$9.0	$(0.1)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

	For the year ended December 31, 2018
			Benefits,
	Net investment	Net realized	claims and
	income related	capital gains	settlement
	to hedges	(losses) related to	expenses
	of fixed	hedges of fixed	related to
	maturities,	maturities,	hedges of
	available-	available-	investment
	for-sale	for-sale	contracts
	(in millions)
Total amounts of consolidated statement of operations line items in
which the effects of fair value and cash flow hedges are reported	$3,022.9	$92.7	$7,542.0

Losses on fair value hedging relationships:
Interest rate contracts:
Loss recognized on hedged item	$—	$(6.6)	$—
Gain recognized on derivatives	—	6.2	—
Amortization of hedged item basis adjustments	(6.7)	—	—
Amounts related to periodic settlements on derivatives	(5.9)	—	—
Total loss recognized for fair value hedging relationships	$(12.6)	$(0.4)	$—

Gains (losses) on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$20.9	$17.0	$(0.1)
Gain reclassified from AOCI as a result that a forecasted
transaction is no longer probable of occurring	—	0.3	—

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	12.7	—
Amounts related to periodic settlements on derivatives	6.0	—	(0.1)
Total gain (loss) recognized for cash flow hedging relationships	$26.9	$30.0	$(0.2)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

	For the year ended December 31, 2017
	Net
	investment				Benefits,
	income	Net realized capital gains (losses)			claims and
	related	Related to			settlement
	to hedges	hedges			expenses
	of fixed	fixed	Related to		related to
	maturities,	maturities,	hedges of		hedges of
	available-	available-	investment		investment
	for-sale	for-sale	contracts	Total	contracts
	(in millions)
Total amounts of consolidated statement of operations line
items in which the effects of fair value and cash flow
hedges are reported	$2,833.7			$372.0	$7,317.9

Gains (losses) on fair value hedging relationships:
Interest rate contracts:
Gain (loss) recognized on hedged item	$—	$(5.2)	$0.6	$(4.6)	$—
Gain (loss) recognized on derivatives	—	4.7	(0.6)	4.1	—
Amortization of hedged item basis adjustments	(11.6)	—	—	—	(0.5)
Amounts related to periodic settlements on derivatives	(10.3)	—	—	—	0.9
Total gain (loss) recognized for fair value hedging
relationships	$(21.9)	$(0.5)	$—	$(0.5)	$0.4

Gains (losses) on cash flow hedging relationships:
Interest rate contracts:
Gain (loss) reclassified from AOCI on derivatives	$21.0	$(0.7)	$—	$(0.7)	$—
Gain reclassified from AOCI as a result that a forecasted
transaction is no longer probable of occurring	—	0.2	—	0.2	—

Foreign exchange contracts:
Gain reclassified from AOCI on derivatives	—	21.9	—	21.9	—
Amounts related to periodic settlements on derivatives	7.1	—	—	—	(1.2)
Total gain (loss) recognized for cash flow hedging
relationships	$28.1	$21.4	$—	$21.4	$(1.2)

Derivatives Not Designated as Hedging Instruments

Our use of futures, certain swaptions and swaps, option collars and options are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. As such, periodic changes in the market value of these instruments, which includes mark-to-market gains and losses as well as periodic and final settlements, primarily flow directly into net realized capital gains (losses) on the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

The following table shows the effect of derivatives not designated as hedging instruments, including fair value changes of embedded derivatives that have been bifurcated from the host contract, on the consolidated statements of operations.

	Amount of gain (loss) recognized in
	net income on derivatives for the
	year ended December 31,
Derivatives not designated as hedging instruments	2019	2018	2017
	(in millions)
Interest rate contracts	$218.0	$(27.6)	$(26.9)
Foreign exchange contracts	(1.3)	4.1	18.1
Equity contracts	(132.9)	(31.0)	(181.3)
Credit contracts	(3.6)	(1.6)	(15.9)
Other contracts	(145.3)	107.9	6.8
Total	$(65.1)	$51.8	$(199.2)

8. Closed Block

In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies. This includes, but is not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from our general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

A policyholder dividend obligation (“PDO”) is required to be established for higher than expected earnings in the Closed Block that will need to be paid as dividends unless future performance of the Closed Block is less favorable than originally expected. A model of the Closed Block was established to produce the pattern of expected earnings, assets and liabilities in the Closed Block. These projections are utilized to determine ratios that will allow us to compare actual cumulative earnings to expected cumulative earnings and determine the amount of the PDO. As of December 31, 2019 and 2018, the PDO was $202.7 million and $36.6 million, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Closed Block liabilities and assets designated to the Closed Block were as follows:

	December 31, 2019	December 31, 2018
	(in millions)
Closed Block liabilities
Future policy benefits and claims	$3,563.1	$3,732.5
Other policyholder funds	6.6	6.5
Policyholder dividends payable	199.1	211.3
Policyholder dividends obligation	202.7	36.6
Other liabilities	7.8	9.5
Total Closed Block liabilities	3,979.3	3,996.4

Assets designated to the Closed Block
Fixed maturities, available-for-sale	2,269.6	2,176.4
Fixed maturities, trading	2.6	2.5
Equity securities	1.1	1.0
Mortgage loans	622.8	678.5
Policy loans	486.0	510.5
Other investments	46.4	33.8
Total investments	3,428.5	3,402.7
Cash and cash equivalents	47.5	42.1
Accrued investment income	38.1	39.5
Premiums due and other receivables	9.7	10.0
Deferred tax asset	29.5	30.5
Total assets designated to the Closed Block	3,553.3	3,524.8
Excess of Closed Block liabilities over assets designated to the Closed Block	426.0	471.6
Amounts included in accumulated other comprehensive income	0.9	5.2
Maximum future earnings to be recognized from Closed Block assets and
liabilities	$426.9	$476.8

Closed Block revenues and expenses were as follows:

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Revenues
Premiums and other considerations	$227.6	$244.2	$275.6
Net investment income	154.4	160.5	169.4
Net realized capital gains (losses)	7.4	(3.4)	(5.8)
Total revenues	389.4	401.3	439.2

Expenses
Benefits, claims and settlement expenses	204.4	211.5	245.6
Dividends to policyholders	116.3	120.9	122.0
Operating expenses	2.9	3.3	3.5
Total expenses	323.6	335.7	371.1
Closed Block revenues, net of Closed Block expenses, before income taxes	65.8	65.6	68.1
Income taxes	12.9	11.1	46.0
Closed Block revenues, net of Closed Block expenses and income taxes	52.9	54.5	22.1
Funding adjustments	(3.0)	(0.5)	(4.4)
Closed Block revenues, net of Closed Block expenses, income taxes and
funding adjustments	$49.9	$54.0	$17.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

The change in maximum future earnings of the Closed Block was as follows:

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Beginning of year	$476.8	$532.1	$549.8
Effects of implementation of accounting changes (1)	—	1.3	—
End of year	426.9	476.8	532.1
Change in maximum future earnings	$(49.9)	$(54.0)	$(17.7)

(1)	Includes the effects of implementation of accounting changes related to equity investments and the reclassification of certain tax effects.

We charge the Closed Block with U.S. federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

9. Deferred Acquisition Costs

Acquisition costs deferred and amortized were as follows:

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Balance at beginning of year	$3,680.4	$3,331.7	$3,184.2
Costs deferred during the year	473.0	414.2	397.8
Amortized to expense during the year (1)	(345.8)	(252.2)	(212.1)
Adjustment related to unrealized (gains) losses on available-for-sale
securities and derivative instruments	(297.7)	186.7	(38.2)
Balance at end of year	$3,509.9	$3,680.4	$3,331.7

(1) Includes adjustments for revisions to EGPs.

10. Insurance Liabilities

Contractholder Funds

Major components of contractholder funds in the consolidated statements of financial position were as follows:

	December 31,
	2019	2018
	(in millions)
Liabilities for investment contracts:
Liabilities for individual annuities	$13,457.5	$12,913.9
GICs	10,423.5	10,321.7
Funding agreements	8,640.6	7,729.5
Other investment contracts	893.6	907.3
Total liabilities for investment contracts	33,415.2	31,872.4
Universal life and other reserves	4,919.4	4,989.3
Total contractholder funds	$38,334.6	$36,861.7

Our GICs and funding agreements contain provisions limiting or prohibiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Funding agreements include those issued directly to nonqualified institutional investors and those issued to the FHLB Des Moines under their membership funding programs. As of December 31, 2019 and 2018, $4,010.9 million and $3,512.2 million, respectively, of liabilities were outstanding with respect to issuances under the program with FHLB Des Moines. In addition, we have five separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

We were authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2019 and 2018, $75.2 million and $109.6 million, respectively, of liabilities were outstanding with respect to the issuance outstanding under this program. We were also authorized to issue up to Euro 4.0 billion (approximately USD$5.3 billion) of funding agreements under a program established in 2006 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2019 and 2018, $112.2 million and $114.4 million, respectively, of liabilities were outstanding with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under either of these programs due to the existence of the program established in 2011 described below.

In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2019 and 2018, $201.7 million and $201.6 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the program established in 2011 described below.

Additionally, we were authorized to issue up to $9.0 billion of funding agreements under a program that was originally established in March 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. Under this program, both the notes and the supporting funding agreements were registered with the United States Securities and Exchange Commission (“SEC”). As of both December 31, 2019 and 2018, $26.2 million of liabilities were being held with respect to issuances outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other three funding agreement backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC registered program are guaranteed by PFG. We do not anticipate any new issuance activity under this program due to the existence of the program established in 2011 described below.

We were authorized to issue up to $5.0 billion of funding agreements under a program that was originally established in 2011 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. In June 2015, this program was amended to authorize issuance of up to an additional $4.0 billion in recognition of the use of nearly all $5.0 billion of existing issuance authorization. In November 2017, this program was amended to authorize issuance of up to an additional $4.0 billion. As of December 31, 2019 and 2018, $4,214.3 million and $3,765.3 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. Similar to the SEC registered program, our payment obligations on each funding agreement issued under this program are guaranteed by PFG. The program established in 2011 is not registered with the SEC.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Liability for Unpaid Claims

The liability for unpaid claims is reported in future policy benefits and claims within our consolidated statements of financial position. Activity associated with unpaid claims was as follows:

	For the year ended December 31,
	2019	2018	2017

	(in millions)
Balance at beginning of year	$2,252.7	$2,130.5	$2,001.3
Less: reinsurance recoverable	404.3	375.8	340.3
Net balance at beginning of year	1,848.4	1,754.7	1,661.0
Incurred:
Current year	1,361.3	1,268.8	1,196.6
Prior years	0.8	0.3	18.2
Total incurred	1,362.1	1,269.1	1,214.8
Payments:
Current year	869.4	815.7	767.2
Prior years	379.4	359.7	353.9
Total payments	1,248.8	1,175.4	1,121.1
Net balance at end of year	1,961.7	1,848.4	1,754.7
Plus: reinsurance recoverable	403.8	404.3	375.8
Balance at end of year	$2,365.5	$2,252.7	$2,130.5

Amounts not included in the rollforward above:
Claim adjustment expense liabilities	$57.9	$54.6	$50.7

Incurred liability adjustments relating to prior years, which affected current operations during 2019, 2018 and 2017, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid claims.

Short-Duration Contracts

Claims Development

The following tables present undiscounted information about claims development by incurral year, including separate information about incurred claims and paid claims net of reinsurance for the periods indicated. The tables also include information on incurred but not reported claims and the cumulative number of reported claims.

The tables present information for the number of years for which claims incurred typically remain outstanding, but do not exceed ten years. The data is disaggregated into groupings of claims with similar characteristics, such as duration of the claim payment period and average claim amount, and with consideration to the overall size of the groupings. Outstanding liabilities equal total net incurred claims less total net paid claims plus outstanding liabilities for net unpaid claims of prior years.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

LTD and Group Life Waiver Claims

											Incurred	Cumulative
											but not	number of
											reported	reported
	Net incurred claims (1)										claims	claims
	December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019	2019	2019
	($ in millions)
Incurral
year
2010	$184.1	$176.7	$176.2	$172.0	$162.7	$155.7	$154.1	$153.4	$152.1	$151.8	$0.1	5,649
2011		203.7	192.6	185.4	184.8	178.4	172.3	169.6	167.6	166.5	0.1	6,290
2012			217.9	200.0	191.1	189.5	181.8	174.8	173.3	171.9	0.1	6,444
2013				219.3	203.3	188.4	190.7	182.3	179.5	177.1	0.1	7,050
2014					242.2	231.4	214.4	218.1	206.2	201.9	0.1	7,596
2015						231.0	227.2	217.2	215.3	208.2	0.1	7,174
2016							229.8	228.4	219.4	219.5	5.4	6,161
2017								238.4	239.7	243.1	8.0	6,053
2018									239.4	245.1	3.8	5,668
2019										255.2	104.6	3,472
Total net incurred claims										$2,040.3

	Net cumulative paid claims (1)
	December 31,
	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
	(in millions)
Incurral
year
2010	$10.4	$46.5	$67.1	$78.4	$85.9	$94.2	$100.9	$107.2	$112.1	$116.7
2011		11.2	50.0	72.5	85.7	95.4	105.2	112.6	119.3	125.4
2012			13.8	55.1	80.8	93.7	104.6	112.9	120.0	126.1
2013				12.5	55.0	81.4	97.0	106.4	116.4	123.2
2014					16.1	66.0	96.3	111.8	122.3	132.4
2015						16.9	67.0	98.0	114.6	126.8
2016							16.2	70.6	105.6	124.9
2017								17.8	76.5	115.0
2018									20.1	79.9
2019										19.2
Total net paid claims										1,089.6
All outstanding liabilities for unpaid claims prior to 2010 net of reinsurance										237.8
Total outstanding liabilities for unpaid claims net of reinsurance										$1,188.5

(1) 2010-2018 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Dental, Vision, STD, Critical Illness and Accident Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2018	2019	2019	2019
	($ in millions)
Incurral year
2018	$648.3	$640.0	$—	3,032,617
2019		724.7	45.0	3,184,519
Total net incurred claims		$1,364.7

	Net cumulative
	paid claims (1)
	December 31,
	2018	2019
	(in millions)
Incurral year
2018	$589.1	$640.0
2019		653.5
Total net paid claims		1,293.5
All outstanding liabilities for unpaid claims prior to 2018 net of
reinsurance		—
Total outstanding liabilities for unpaid claims net of reinsurance		$71.2

(1) 2018 unaudited.

Group Life Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2018	2019	2019	2019
	($ in millions)
Incurral year
2018	$239.6	$238.4	$0.7	5,220
2019		228.3	23.0	4,625
Total net incurred claims		$466.7

	Net cumulative
	paid claims (1)
	December 31,
	2018	2019
	(in millions)
Incurral year
2018	$193.9	$236.5
2019		181.7
Total net paid claims		418.2
All outstanding liabilities for unpaid claims prior to 2018 net of
reinsurance		1.0
Total outstanding liabilities for unpaid claims net of reinsurance		$49.5

(1) 2018 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Reconciliation of Unpaid Claims to Liability for Unpaid Claims

Our reconciliation of net outstanding liabilities for unpaid claims of short-duration contracts to the liability for unpaid claims follows:

	December 31, 2019
		Dental, Vision, STD,
	LTD and Group	Critical Illness and
	Life Waiver	Accident	Group Life	Consolidated
	(in millions)
Net outstanding liabilities for unpaid claims	$1,188.5	$71.2	$49.5	$1,309.2

Reconciling items:
Reinsurance recoverable on unpaid claims	56.4	—	0.9	57.3
Impact of discounting	(215.00)	—	—	(215.0)
Liability for unpaid claims - short-duration
contracts	$1,029.9	$71.2	$50.4	1,151.5
Insurance contracts other than short-duration				1,214.0
Liability for unpaid claims				$2,365.5

Claim Duration and Payout

Our historical average percentage of claims paid in each year from incurral was as follows:

	December 31, 2019 (1)
		Dental, Vision, STD,
	LTD and Group Life	Critical Illness and
Year	Waiver	Accident	Group Life
1	7.6%	91.7%	81.7%
2	24.2	8.0	17.0
3	14.9
4	8.1
5	5.6
6	5.3
7	4.2
8	3.9
9	3.5
10	3.1

(1) Unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Discounting

The following table provides the carrying amount of liabilities reported at present value for short-duration contract unpaid claims. We use a range of discount rates to derive the present value of the unpaid claims. The ranges of discount rates as well as the aggregate amount of discount deducted to derive the liabilities for unpaid claims and interest accretion recognized are also disclosed. Interest accretion is included in benefits, claims and settlement expenses within our consolidated statements of operations.

				Dental, Vision, STD,
	LTD and Group			Critical Illness and
	Life Waiver			Accident			Group Life
	($ in millions)
Carrying amount of liabilities for unpaid claims
December 31, 2019	$1,029.9			$71.2			$50.4
December 31, 2018	1,020.0			59.3			49.7
Range of discount rates
December 31, 2019	3.3	-	7.0%	—	-	—%	—	-	—%
December 31, 2018	3.3	-	7.0	—	-	—	—	-	—
Aggregate amount of discount
December 31, 2019	$215.0			$—			$—
December 31, 2018	217.7			—			—
Interest accretion
For the year ended:
December 31, 2019	$34.2			$—			$—
December 31, 2018	34.5			—			—
December 31, 2017	35.0			—			—

11. Debt

Short-Term Debt

The components of short-term debt were as follows:

			December 31, 2019
	Financing			Short-term debt
Obligor/Applicant	structure	Maturity	Capacity	outstanding
			(in millions)
PFG, PFS, PLIC as co-borrowers	Credit facility	November 2023	$600.0	$—
PFG, PFS, PLIC and Principal Financial Services V
(UK) LTD as co-borrowers	Credit facility	November 2023	200.0	—
	Unsecured
PLIC	line of credit	September 2020	60.0	—
Total			$860.0	$—

			December 31, 2018
	Financing			Short-term debt
Obligor/Applicant	structure	Maturity	Capacity	outstanding
			(in millions)
PFG, PFS, PLIC as co-borrowers	Credit facility	November 2023	$600.0	$—
PFG, PFS, PLIC and Principal Financial Services V
(UK) LTD as co-borrowers	Credit facility	November 2023	200.0	—
	Unsecured
PLIC	line of credit	September 2019	60.0	—
Total			$860.0	$—

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Our revolving credit facilities are committed and available for general corporate purposes. These credit facilities also provide 100% back-stop support for our commercial paper program, of which we had no outstanding balances as of both December 31, 2019 and 2018.

Interest expense on intercompany debt was $0.0 million, $0.0 million and $0.6 million during 2019, 2018 and 2017, respectively.

Long-Term Debt

The components of long-term debt were as follows:

	December 31, 2019
		Net unamortized
		discount,
		premium and
		debt issuance	Carrying
	Principal	costs	amount
	(in millions)
Non-recourse mortgages and notes payable	$107.7	$1.0	$108.7
Total long-term debt	$107.7	$1.0	$108.7

	December 31, 2018
		Net unamortized
		discount,
		premium and
		debt issuance	Carrying
	Principal	costs	amount
	(in millions)
Non-recourse mortgages and notes payable	$127.9	$1.2	$129.1
Total long-term debt	$127.9	$1.2	$129.1

The non-recourse mortgages and notes payable are primarily financings for real estate developments. Outstanding principal balances as of December 31, 2019, ranged from $3.7 million to $64.2 million per development with interest rates ranging from 3.9% to 4.8%. Outstanding principal balances as of December 31, 2018, ranged from $3.8 million to $58.4 million per development with interest rates ranging from 3.9% to 4.8%. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $238.2 million and $307.3 million as of December 31, 2019 and 2018, respectively.

As of December 31, 2019, future annual maturities of long-term debt were as follows (in millions):

Year ending December 31:
2020	$65.9
2021	1.8
2022	1.8
2023	14.9
2024	17.5
Thereafter	6.8
Total future maturities of long-term debt	$108.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

12. Income Taxes

Income Taxes (Benefits)

Our income taxes (benefit) were as follows:

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Current income taxes (benefits):
U.S. federal	$24.5	$(29.7)	$(36.8)
State	8.0	2.0	45.7
Foreign	—	(0.1)	0.1
Tax benefit of operating loss carryforward	(0.3)	(0.2)	(0.1)
Total current income taxes (benefits)	32.2	(28.0)	8.9
Deferred income taxes (benefits):
U.S. federal	113.2	174.8	(551.3)
State	(5.2)	—	24.0
Total deferred income taxes (benefits)	108.0	174.8	(527.3)
Income taxes (benefits)	$140.2	$146.8	$(518.4)

Our income before income taxes was as follows:

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Domestic	$1,262.8	$1,398.7	$1,717.7
Foreign	—	2.4	0.3
Total income before income taxes	$1,262.8	$1,401.1	$1,718.0

Effective Income Tax Rate

Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective income tax rate was as follows:

	For the year ended December 31,
	2019	2018	2017
U.S. corporate income tax rate	21%	21%	35%
Dividends received deduction	(6)	(5)	(10)
Tax credits	(4)	(3)	(3)
Interest exclusion from taxable income	(1)	(1)	(1)
Impact of the Tax Cuts and Jobs Act	—	(2)	(54)
Low income housing tax credit amortization	1	1	—
State income taxes	—	—	3
Other	—	(1)	—
Effective income tax rate	11%	10%	(30)%

The U.S. tax reform enacted on December 22, 2017, made broad and complex changes to the U.S. Internal Revenue Code applicable to us. The U.S. statutory tax rate was reduced from 35% to 21% effective January 1, 2018. Other provisions of U.S. tax reform effective January 1, 2018, included, but were not limited to: 1) provisions reducing the dividends received deduction; 2) essentially eliminating U.S. federal income taxes on dividends from foreign subsidiaries; 3) retaining an element of current inclusion of certain earnings of controlled foreign corporations; 4) eliminating the corporate alternative minimum tax (“AMT”); and, 5) changing how existing AMT credits are realized.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Unrecognized Tax Benefits

Our changes in unrecognized tax benefits were as follows:

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Balance at beginning of period	$37.2	$188.5	$202.6
Additions based on tax positions related to the current year	0.1	—	7.2
Additions for tax positions of prior years	23.1	43.1	19.3
Reductions for tax positions related to the current year	(3.2)	(10.6)	(3.4)
Reductions for tax positions of prior years	—	(23.2)	(0.5)
Settlements	—	(160.6)	(36.7)
Balance at end of period (1)	$57.2	$37.2	$188.5

(1) There would be no impact to the effective income tax rate if the 2019 benefits were recognized. We recognize interest and penalties related to uncertain tax positions in operating expenses within the consolidated statements of operations.

As of December 31, 2019, 2018 and 2017, we had recognized $0.8 million, $1.3 million and $125.3 million of accumulated pre-tax interest and penalties related to unrecognized tax benefits, respectively. We do not believe there is a reasonable possibility the total amount of the unrecognized tax benefits will significantly increase or decrease in the next twelve months considering recent settlements and the status of current and pending Internal Revenue Service (“IRS”) examinations. Settlement agreements applicable to tax years 1995 to 2003 were executed in 2018 with the Department of Justice, as previously approved by the Joint Committee of Taxation in August 2017. In 2019, an IRS 30-day letter on examination of tax years 2009 through 2012 was received, and the IRS began its examination of tax years 2015 through 2017.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Net Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Our significant components of net deferred income taxes were as follows:

	December 31,
	2019	2018
	(in millions)
Deferred income tax assets:
Investments, including derivatives	$190.9	$122.6
Insurance liabilities	62.9	—
Net unrealized losses on available-for-sale securities	—	1.5
Net operating and capital loss carryforwards	0.1	13.7
Tax credit carryforwards	106.0	163.2
Employee benefits	—	10.7
Total deferred income tax assets	359.9	311.7
Deferred income tax liabilities:
Deferred acquisition costs	(562.8)	(615.9)
Investments, including derivatives	(362.0)	(238.3)
Net unrealized gains on available-for-sale securities	(874.7)	—
Real estate	(146.7)	(144.5)
Insurance liabilities	—	(87.9)
Intangible assets	(9.6)	(7.6)
Gain on sale of discontinued operations (1)	(203.2)	(209.2)
Employee benefits	(3.4)	—
Other deferred income tax liabilities	(21.4)	(37.7)
Total deferred income tax liabilities	(2,183.8)	(1,341.1)
Total net deferred income tax liabilities	$(1,823.9)	$(1,029.4)

(1)
Represents a deferred intercompany gain on the sale of PGI LLC to PFS, which was allocated to stockholder’s equity as the result of a taxable common control transaction on the standalone financials of the transferring entity.

Our net deferred income taxes by jurisdiction were as follows:

	December 31,
	2019	2018
	(in millions)
Deferred income tax liabilities:
U.S. federal	$(1,795.2)	$(999.1)
State	(28.7)	(30.3)
Total net deferred income tax liabilities	$(1,823.9)	$(1,029.4)
In management’s judgment, total deferred income tax assets are more likely than not to be realized. Included in the deferred income tax asset are tax carryforwards available to offset future taxable income or income taxes. As of December 31, 2019 and 2018, we had tax credit carryforwards for U.S. federal income tax purposes of $106.0 million and $163.2 million, respectively. Alternative minimum and general business tax credit carryovers were generated during and since the period we utilized net operating losses, primarily attributable to our captive reinsurance companies that joined our consolidated U.S. federal income tax return beginning in 2012 and 2013. The AMT credit carryforwards became refundable in 2018 and will be fully recovered by 2021, and the other tax credits will expire by 2028 if unused. As of December 31, 2019, all accumulated U.S. federal tax credit carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

As of December 31, 2019 and 2018, domestic state net operating loss carryforwards were $1.0 million and $4.7 million, respectively, and will expire between 2026 and 2036. As of December 31, 2019, all accumulated state net operating loss carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.

The effects of tax legislation on deferred taxes are recognized in the period of enactment. The primary impact of U.S. tax reform on our 2017 financial results was associated with the effect of reducing the U.S. statutory tax rate from 35% to 21% on our deferred tax balances as of December 31, 2017. The effects of the U.S. tax reform were reflected in the 2017 financial statements as determined or as reasonably estimated provisional amounts based on available information subject to interpretation in accordance with the SEC's Staff Accounting Bulletin No. 118. The provisional amounts apply in regard to potential technical interpretations of accounting and taxing authorities related to elements of the U.S. tax reform subject to change. The provisional amount was finalized within the one-year measurement period with no material adjustments.

Other Tax Information

Income tax returns are filed in the U.S. federal jurisdiction as well as various states and foreign jurisdictions where we and one or more of our subsidiaries conduct business. Although determined by jurisdiction, with few exceptions our tax uncertainties relate primarily to the U.S. federal jurisdiction. The IRS has completed examination of our consolidated U.S. federal income tax returns for years prior to 2009. A settlement was reached in 2018 with the Department of Justice involving a suit in the Court of Federal Claims, requesting refunds for the years 1995-2003. IRS claims for refund for tax years 2004 through 2008, following settlement of a partnership matter with the Department of Justice in March 2019, are expected to be finalized in 2020 following review by the Joint Committee of Taxation. As of December 31, 2019 and 2018, we had $196.6 million and $195.7 million, respectively, of current income tax receivables associated with outstanding audit issues reported as other assets in our consolidated statements of financial position.

PFG filed claims for refund for tax years 2006 through 2008 in 2015 and tax year 2012 in 2016. The IRS commenced audit of our U.S. federal income tax return for 2009 in the fourth quarter of 2011, 2010 in the first quarter of 2012, 2011 in the first quarter of 2013, 2012 in the third quarter of 2015 and 2015 through 2017 in the first quarter of 2019. The U.S. federal statute of limitations expired for years prior to 2009, except for pending audit issues. The statute was extended until December 31, 2020, for 2009 through 2012, has expired for 2013 and 2014, and was extended or remains open for tax years 2015 through 2017 through October 15, 2021. The ultimate settlement of earlier tax years can be adjusted into subsequent tax years regardless of statute status. We do not expect the results of these audits, subsequent related adjustments or developments in other tax areas for all open tax years to significantly change the possible increase in the amount of unrecognized tax benefits, but the outcome of tax reviews is uncertain and unforeseen results can occur.

We believe we have adequate defenses against, or sufficient provisions for, contested issues, but final resolution could take several years while legal remedies are pursued. Consequently, we do not expect the resolved issues from tax years 1995-2003 or those that might arise in tax years subsequent to 2003 to have a material impact on our net income.

13. Employee and Agent Benefits

PFG provides a U.S. qualified defined benefit pension plan, covering U.S. employees that meet certain eligibility requirements and certain agents contracted on or before December 31, 2018. A final average pay benefit formula has been in place for plan participants employed prior to January 1, 2002. For agents, this formula ended on December 31, 2018, and for employees the formula will end on December 31, 2022. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years prior to the earliest of termination, retirement or the formula end date. A cash balance benefit was added on January 1, 2002. A participant's cash balance account is credited with an amount based on the participant’s salary, age and service. These credits accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance benefit applies. For pre-2002 participants, the pension benefit earned prior to the final average pay formula end date is the greater of the final average pay benefit or the cash balance benefit earned before the end date. They will also earn a new cash balance benefit for service after the formula end date. We reflect pension expense through our expense allocation agreement with PFG.

In addition, PFG sponsors non-qualified defined benefit plans subject to Section 409A of the Internal Revenue Code. This plan is for certain highly compensated employees and agents to replace the benefit that cannot be provided by the qualified defined benefit pension plan due to IRS limits. These nonqualified plans generally parallel the qualified plan but offer different payment options. No agent will become a new participant in the nonqualified plan after December 31, 2018.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

We provide certain health care, life insurance and long-term care benefits for retired employees, their beneficiaries and covered dependents ("other postretirement benefits"). While virtually all U.S. employees continue to have access to the post-retirement health care and life insurance benefits, only those U.S. employees that were hired prior to January 1, 2002, and retired prior to January 1, 2011, (post-65 medical) or January 1, 2020, (life insurance and pre-65 medical) were eligible to receive subsidized benefits. All others pay the full cost of coverage. The long-term care plan was subsidized only for those who retired prior to January 1, 2000, and is no longer accessible. The subsidy level for all benefits varies by plan, age, service and retirement date. Our policy is to fund the cost of providing retiree benefits in the years the employees are providing service, taking into account the funded status of the trust. PFG is the sponsor of the post-65 retiree medical plan for both employees and individual field agents.

Obligations and Funded Status

The combined funded status, reconciled to amounts recognized in the consolidated statements of financial position relating to other postretirement employee benefit (“OPEB”) plan, was as follows:

	December 31,
	2019	2018
	(in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$(83.8)	$(91.8)
Service cost	—	(0.1)
Interest cost	(3.2)	(2.9)
Actuarial gain (loss)	(3.6)	6.6
Participant contributions	(4.4)	(3.8)
Benefits paid	10.4	8.2
Plan amendments	(1.7)	—
Benefit obligation at end of year	$(86.3)	$(83.8)

Change in plan assets
Fair value of plan assets at beginning of year	$618.7	$668.3
Actual return on plan assets	91.6	(46.0)
Employer contribution	1.0	0.8
Participant contributions	4.4	3.8
Benefits paid	(10.4)	(8.2)
Fair value of plan assets at end of year	$705.3	$618.7

Amount recognized in statement of financial position
Other assets	$622.8	$536.8
Other liabilities	(3.8)	(1.9)
Total	$619.0	$534.9

Amount recognized in accumulated other comprehensive (income) loss
Total net actuarial (gain) loss	$(12.0)	$44.3
Prior service benefit	1.8	—
Pre-tax accumulated other comprehensive (income) loss	$(10.2)	$44.3

Other Postretirement Plan Changes and Plan Gains/Losses

For the year ended December 31, 2019, the other postretirement benefit plans had an actuarial loss primarily due to a decrease in the discount rate and a gain from actual and projected medical claims cost being lower than expected. For the year ended December 31, 2018, other postretirement benefit plans had an actuarial gain primarily due to an increase in the discount rate and a gain from actual and projected medical claims cost being lower than expected.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Information for Other Postretirement Benefit Plans With an Accumulated Postretirement Benefit Obligation
in Excess of Plan Assets

	December 31,
	2019	2018
	(in millions)
Accumulated postretirement benefit obligation	$3.8	$2.1
Fair value of plan assets	—	0.2

Components of Other Postretirement Benefits Net Periodic Benefit Cost

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Service cost	$—	$0.1	$0.1
Interest cost	3.2	2.9	3.3
Expected return on plan assets	(32.0)	(32.2)	(26.2)
Amortization of prior service benefit	(0.1)	(12.8)	(33.4)
Recognized net actuarial (gain) loss	0.3	(1.2)	0.1
Net periodic benefit income	$(28.6)	$(43.2)	$(56.1)

The components of net periodic benefit cost including the service cost component are included in operating expenses on the consolidated statements of operations.

For the other postretirement benefit plans, actuarial gains and losses were amortized with use of the corridors allowed.

For the other postretirement benefit plans, amounts recognized in pre-tax accumulated other comprehensive (income) loss were as follows:

	For the year ended December 31,
	2019	2018
	(in millions)
Other changes recognized in accumulated other comprehensive (income) loss
Net actuarial (gain) loss	$(56.0)	$71.6
Prior service cost	1.7	—
Amortization of gain (loss)	(0.3)	1.2
Amortization of prior service benefit	0.1	12.8
Total recognized in pre-tax accumulated other comprehensive (income) loss	$(54.5)	$85.6
Total recognized in net periodic benefit cost and pre-tax accumulated
other comprehensive (income) loss	$(83.1)	$42.4

Net actuarial (gain) loss and net prior service cost benefit have been recognized in AOCI. The estimated net actuarial (gain) loss and prior service cost (benefit) for the postretirement benefits that will be amortized from AOCI into net periodic benefit cost during the 2020 fiscal year are $(0.1) million and $(0.9) million, respectively.

Assumptions

Weighted‑average assumptions used for other postretirement benefit plans to determine benefit obligations as disclosed under the Obligations and Funded Status section

	For the year ended December 31,
	2019	2018
Discount rate	2.95%	3.95%
Rate of compensation increase	N/A	N/A

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Weighted average assumptions used for other postretirement benefit plans to determine net periodic benefit cost

	For the year ended December 31,
	2019	2018	2017
Discount rate	3.95%	3.35%	3.75%
Expected long-term return on plan assets	5.20%	4.85%	4.40%
Rate of compensation increase	N/A	2.39%	2.44%

For other postretirement benefits, the discount rate is determined by projecting future benefit payments inherent in the accumulated postretirement benefit obligation, and discounting those cash flows using a spot yield curve for high quality corporate bonds. The plans’ expected benefit payments are discounted to determine a present value using the yield curve and the discount rate is the level rate that produces the same present value. The 5.20% expected long-term return on plan assets for 2019 was based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the home office medical/life, agent medical/life and long-term care plans were 5.25%, 4.95% and 4.35%, respectively.

Assumed Health Care Cost Trend Rates Used to Determine Net Periodic Benefit Cost

	December 31,
	2019	2018
Health care cost trend rate assumed for next year under age 65	6.75%	7.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate (under age 65)	2029	2026

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1-percentage	1-percentage
	point increase	point decrease
(in millions)
Effect on total of service cost and interest cost components	$—	$—
Effect on accumulated postretirement benefit obligation	(1.20)	1.1

Other Postretirement Benefit Plan Assets

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•	Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets.

•	Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset, either directly or indirectly.

•	Level 3 – Fair values are based on significant unobservable inputs for the asset.

Our other postretirement benefit plan assets consist of cash, investments in fixed income security portfolios, investments in equity security portfolios, investments in alternative mutual fund portfolios and investment in a real estate mutual fund. Because of the nature of cash, its carrying amount approximates fair value. The fair value of fixed income investment funds, U.S. equity portfolios and international equity portfolios is based on quoted prices in active markets for identical assets. The fair value of the alternative mutual fund portfolios and the real estate mutual fund are based on quoted market prices, which represent the net asset value (“NAV”) of shares held by the other postretirement benefit plan.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

The fair value of the other postretirement benefit plans’ assets by asset category as of the most recent measurement date was as follows:

	December 31, 2019
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$0.6	$0.6	$—	$—
Fixed income security portfolios:
Fixed income investment funds (1)	355.8	316.4	39.4	—
U.S. equity portfolios (2)	245.6	201.4	44.2	—
International equity portfolios (3)	103.3	85.0	18.3	—
Total	$705.3	$603.4	$101.9	$—

	December 31, 2018
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$0.3	$0.3	$—	$—
Fixed income security portfolios:
Fixed income investment funds (1)	194.2	156.7	37.5	—
U.S. equity portfolios (2)	130.5	95.7	34.8	—
International equity portfolios (3)	57.6	43.8	13.8	—
Alternative mutual fund portfolios (4)	229.8	229.8	—	—
Real estate mutual fund (5)	6.3	6.3	—	—
Total	$618.7	$532.6	$86.1	$—

(1)
The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, residential mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.

(2)	The portfolios invest primarily in publicly traded equity securities of large U.S. companies.

(3)	The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.

(4)	The portfolios invest primarily in equities, corporate bonds, foreign currencies, convertible securities and derivatives.

(5)	The mutual fund invests primarily in U.S. commercial real estate properties.
As of December 31, 2019 and 2018, $101.8 million and $86.1 million of assets, respectively, in cash, fixed income security portfolios, U.S. equity portfolios and international equity portfolios were included in a trust owned life insurance contract.

We have established an investment policy that provides the investment objectives and guidelines for the other postretirement benefit plans. Our investment strategy is to achieve the following:

•	Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.

•	Ensure sufficient liquidity to meet the emerging benefit liabilities for the plans.

•
Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the other postretirement benefit plans consistent with market and economic risk.

In administering the other postretirement benefit plans’ asset allocation strategies, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short‑ and long-term capital market performance and the perception of future economic conditions.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

According to our investment policy, the target asset allocation for the other postretirement benefit plans is:

Asset category	Target allocation
U.S. equity portfolios	35%
International equity portfolios	15%
Fixed income security portfolios	50%

Estimated Future Benefit Payments

The estimated future benefit payments, which reflect expected future service are:

Other postretirement
benefits (gross benefit
payments, including
prescription drug benefits)
(in millions)
Year ending December 31:
2020	$11.4
2021	10.6
2022	10.0
2023	9.2
2024	8.5
2025-2029	25.4

The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan. The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2019.

14. Contingencies, Guarantees, Indemnifications and Leases

Litigation and Regulatory Contingencies

We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services, individual life insurance, specialty benefits insurance and our investment activities. Some of the lawsuits may be class actions, or purport to be, and some may include claims for unspecified or substantial punitive and treble damages.

We may discuss such litigation in one of three ways. We accrue a charge to income and disclose legal matters for which the chance of loss is probable and for which the amount of loss can be reasonably estimated. We may disclose contingencies for which the chance of loss is reasonably possible and provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. Finally, we may voluntarily disclose loss contingencies for which the chance of loss is remote in order to provide information concerning matters that potentially expose us to possible losses.

In addition, regulatory bodies such as state insurance departments, the SEC, the Financial Industry Regulatory Authority, the Department of Labor and other regulatory agencies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, Employee Retirement Income Security Act (“ERISA”) and laws governing the activities of broker-dealers. We receive requests from regulators and other governmental authorities relating to industry issues and may receive additional requests, including subpoenas and interrogatories, in the future.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

On November 12, 2014, Frederick Rozo filed a class action lawsuit in the United States District Court for the Southern District of Iowa against us and PFG. PFG was later dismissed as a defendant. The Plaintiff alleged that defendants breached fiduciary duties and engaged in prohibited transactions under ERISA in connection with a general account guaranteed product known as the Principal Fixed Income Option (“PFIO”). On May 12, 2017, the district court certified a nationwide class of participants and beneficiaries who had funds invested in one of the PFIO contracts. On September 25, 2018, the district court granted our motion for summary judgment. On February 3, 2020, the Eighth Circuit Court of Appeals reversed that ruling and remanded the case back to the district court. We will continue to aggressively defend the case.

While the outcome of any pending or future litigation or regulatory matter cannot be predicted, management does not believe any such matter will have a material adverse effect on our business or financial position. As of December 31, 2019, we had no estimated loss accrued related to the legal matter discussed above because we believe the chance of loss from this matter is not probable and the amount of loss cannot be reasonably estimated.

To the extent such matters present a reasonably possible chance of loss, we are generally not able to estimate the possible loss or range of loss associated therewith. The outcome of such matters is always uncertain and unforeseen results can occur. It is possible that such outcomes could require us to pay damages or make other expenditures or establish accruals in amounts that we could not estimate at December 31, 2019.

Guarantees and Indemnifications

In the normal course of business, we have provided guarantees to our ultimate parent, PFG, related to benefit payments of the nonqualified pension plans and the nonqualified deferred compensation plans. We also provided guarantees to third parties primarily related to a former subsidiary. The terms of these agreements range in duration and often are not explicitly defined. The maximum exposure under these agreements as of December 31, 2019, was approximately $258.0 million. At inception, the fair value of such guarantees was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event performance is required under the guarantees or other recourse generally available to us; therefore, such guarantees would not result in a material adverse effect on our business or financial position. While the likelihood is remote, such outcomes could materially affect net income in a particular quarter or annual period.

We are also subject to various other indemnification obligations issued in conjunction with divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. At inception, the fair value of such indemnifications was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe that performance under these indemnifications would not result in a material adverse effect on our business or financial position. While the likelihood is remote, performance under these indemnifications could materially affect net income in a particular quarter or annual period.

Guaranty Funds

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. A state’s fund assesses its members based on their pro rata market share of written premiums in the state for the classes of insurance for which the insolvent insurer was engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. As of December 31, 2019 and 2018, the liability balance for guaranty fund assessments, which is not discounted, was $21.7 million and $22.2 million, respectively, and was reported within other liabilities in the consolidated statements of financial position. As of December 31, 2019 and 2018, $10.0 million and $10.4 million, respectively, related to premium tax offsets were included in premiums due and other receivables in the consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Leases

As a lessee, we lease office space, data processing equipment, office furniture and office equipment under various operating leases. We also lease buildings and hardware storage equipment under finance leases. Lease assets and liabilities are recognized at the commencement of a lease based on the present value of lease payments over the lease term. We generally use our incremental borrowing rate based on the information available at the lease commencement date to determine the present value of lease payments. Lease term may include options to extend or terminate the lease when it is reasonably certain we will exercise the option. Leases with an initial term of twelve months or less are not recorded on the consolidated statements of financial position. We recognize lease expense for leases on a straight-line basis over the lease term. Some of our lease agreements include payments for property taxes, insurance, utilities or common area maintenance, which are not based on an index or rate. These payments are recognized in net income in the period in which the obligation has occurred.

We sublease certain office space to third parties, which are primarily operating leases. We record sublease income on a straight-line basis over the lease term.

The lease assets and liabilities were as follows:

December 31, 2019
(in millions)
Assets
Operating lease assets (1)	$92.9
Finance lease assets (1)	31.0
Total lease assets	$123.9

Liabilities
Operating lease liabilities (2)	$94.0
Finance lease liabilities (2)	31.4
Total lease liabilities	$125.4

(1)	Operating and finance lease assets are primarily reported within property and equipment on the consolidated statements of financial position.

(2)	Operating and finance lease liabilities are reported within other liabilities on the consolidated statements of financial position.

As of December 31, 2018, we had capital lease assets of $31.9 million.

The lease cost was as follows:

For the year ended
December 31, 2019
(in millions)
Finance lease cost (1):
Amortization of right-of-use assets	$14.5
Interest on lease liabilities	1.0
Operating lease cost (1)	29.4
Other lease cost (1) (2)	5.0
Sublease income (3)	(1.7)
Total lease cost	$48.2

(1)	Finance, operating and other lease costs are primarily included in operating expenses on the consolidated statements of operations.

(2)	Other lease cost primarily reflects variable and short-term lease costs.

(3)	Sublease income is included in fees and other revenues on the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Rental expense for operating leases for the years ended December 31, 2018 and 2017, was $17.1 million and $23.0 million, respectively. Depreciation expense for capital leases for both the years ended December 31, 2018 and 2017, was $9.9 million.

Payments for operating leases and finance leases for the year ended December 31, 2019, were $31.6 million and $15.1 million, respectively. The following represents future payments due by period for lease obligations:

	Operating leases	Finance leases	Total
	(in millions)
For the twelve months ending December 31:
2020	$27.5	$14.7	$42.2
2021	22.5	11.6	34.1
2022	16.1	3.8	19.9
2023	10.5	1.9	12.4
2024	6.6	0.5	7.1
2025 and thereafter	24.7	—	24.7
Total lease payments	107.9	32.5	140.4
Less: interest	13.9	1.1	15.0
Present value of lease liabilities	$94.0	$31.4	$125.4

The weighted-average remaining lease term and weighted-average discount rates were as follows:

For the year ended
December 31, 2019
Weighted-average remaining lease term (in years):
Operating leases	7.6
Finance leases	2.6

Weighted-average discount rate:
Operating leases	3.1%
Finance leases	2.7%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

15. Stockholder's Equity

Other Comprehensive Income (Loss)

	For the year ended December 31, 2019
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$4,107.0	$(865.2)	$3,241.8
Reclassification adjustment for losses included in net income (1)	51.0	(10.6)	40.4
Adjustments for assumed changes in amortization patterns	(293.0)	61.5	(231.5)
Adjustments for assumed changes in policyholder liabilities	(654.4)	137.4	(517.0)
Net unrealized gains on available-for-sale securities	3,210.6	(676.9)	2,533.7

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	5.2	(1.1)	4.1
Adjustments for assumed changes in amortization patterns	(1.4)	0.3	(1.1)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	3.8	(0.8)	3.0

Net unrealized losses on derivative instruments during the period	(0.5)	—	(0.5)
Reclassification adjustment for gains included in net income (3)	(28.7)	6.1	(22.6)
Adjustments for assumed changes in amortization patterns	3.1	(0.6)	2.5
Adjustments for assumed changes in policyholder liabilities	7.9	(1.9)	6.0
Net unrealized losses on derivative instruments	(18.2)	3.6	(14.6)

Unrecognized postretirement benefit obligation during the period	54.3	(11.4)	42.9
Amortization of amounts included in net periodic benefit cost (4)	0.2	—	0.2
Net unrecognized postretirement benefit obligation	54.5	(11.4)	43.1

Other comprehensive income	$3,250.7	$(685.5)	$2,565.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

	For the year ended December 31, 2018
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(2,534.3)	$526.0	$(2,008.3)
Reclassification adjustment for losses included in net income (1)	84.4	(13.6)	70.8
Adjustments for assumed changes in amortization patterns	185.9	(39.1)	146.8
Adjustments for assumed changes in policyholder liabilities	351.1	(73.7)	277.4
Net unrealized losses on available-for-sale securities	(1,912.9)	399.6	(1,513.3)

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	39.7	(8.3)	31.4
Adjustments for assumed changes in amortization patterns	(5.3)	1.1	(4.2)
Adjustments for assumed changes in policyholder liabilities	(0.8)	0.1	(0.7)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	33.6	(7.1)	26.5

Net unrealized gains on derivative instruments during the period	50.4	(3.6)	46.8
Reclassification adjustment for gains included in net income (3)	(50.8)	7.1	(43.7)
Adjustments for assumed changes in amortization patterns	0.3	(0.1)	0.2
Adjustments for assumed changes in policyholder liabilities	5.7	(1.0)	4.7
Net unrealized gains on derivative instruments	5.6	2.4	8.0

Unrecognized postretirement benefit obligation during the period	(71.6)	15.1	(56.5)
Amortization of amounts included in net periodic benefit cost (4)	(14.0)	2.9	(11.1)
Net unrecognized postretirement benefit obligation	(85.6)	18.0	(67.6)

Other comprehensive loss	$(1,959.3)	$412.9	$(1,546.4)

	For the year ended December 31, 2017
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$1,028.5	$(325.0)	$703.5
Reclassification adjustment for losses included in net income (1)	65.6	(22.8)	42.8
Adjustments for assumed changes in amortization patterns	(26.2)	9.3	(16.9)
Adjustments for assumed changes in policyholder liabilities	(168.5)	59.0	(109.5)
Net unrealized gains on available-for-sale securities	899.4	(279.5)	619.9

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	49.7	(17.4)	32.3
Adjustments for assumed changes in amortization patterns	(6.4)	2.3	(4.1)
Adjustments for assumed changes in policyholder liabilities	(1.3)	0.5	(0.8)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	42.0	(14.6)	27.4

Net unrealized losses on derivative instruments during the period	(46.7)	16.0	(30.7)
Reclassification adjustment for gains included in net income (3)	(42.4)	15.1	(27.3)
Adjustments for assumed changes in amortization patterns	3.9	(1.3)	2.6
Adjustments for assumed changes in policyholder liabilities	9.6	(3.3)	6.3
Net unrealized losses on derivative instruments	(75.6)	26.5	(49.1)

Unrecognized postretirement benefit obligation during the period	44.2	(9.2)	35.0
Amortization of amounts included in net periodic benefit cost (4)	(33.3)	11.6	(21.7)
Net unrecognized postretirement benefit obligation	10.9	2.4	13.3

Other comprehensive income	$876.7	$(265.2)	$611.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

(1)	Pre-tax reclassification adjustments relating to available-for-sale securities are reported in net realized capital gains (losses) on the consolidated statements of operations.
(2) Represents the net impact of (1) unrealized gains resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold and (2) unrealized losses resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI.
(3) See Note 7, Derivative Financial Instruments, under the caption “Effect of Fair Value and Cash Flow Hedges on Consolidated Statements of Operations” for further details.
(4) Amount is comprised of amortization of prior service cost (benefit) and recognized net actuarial (gain) loss, which is reported in operating expenses on the consolidated statements of operations. See Note 13, Employee and Agent Benefits, under the caption “Components of Net Periodic Benefit Cost” for further details.

Accumulated Other Comprehensive Income

		Noncredit
	Net unrealized	component of	Net unrealized	Foreign	Unrecognized	Accumulated
	gains on	impairment losses	gains on	currency	postretirement	other
	available-for-sale	on fixed maturities	derivative	translation	benefit	comprehensive
	securities	available-for-sale	instruments	adjustment	obligation	income
	(in millions)
Balances as of January 1, 2017	$713.6	$(85.8)	$101.7	$(0.9)	$19.8	$748.4
Other comprehensive income
during the period, net of
adjustments	577.1	—	(21.8)	—	35.0	590.3
Amounts reclassified from AOCI	42.8	27.4	(27.3)	—	(21.7)	21.2
Other comprehensive income	619.9	27.4	(49.1)	—	13.3	611.5
Sale of subsidiary to parent, net of
related income taxes, as part of a
common control transaction	—	—	—	(0.1)	—	(0.1)
Balances as of December 31, 2017	1,333.5	(58.4)	52.6	(1.0)	33.1	1,359.8
Other comprehensive loss
during the period, net of
adjustments	(1,584.1)	—	51.7	—	(56.5)	(1,588.9)
Amounts reclassified from AOCI	70.8	26.5	(43.7)	—	(11.1)	42.5
Other comprehensive loss	(1,513.3)	26.5	8.0	—	(67.6)	(1,546.4)
Effects of implementation of
accounting change related to
equity investments, net	0.1	—	—	—	—	0.1
Effects of implementation of
accounting change related to
the reclassification of certain
tax effects, net	248.9	(15.2)	7.7	1.0	(0.4)	242.0
Balances as of December 31, 2018	69.2	(47.1)	68.3	—	(34.9)	55.5
Other comprehensive income
during the period, net of
adjustments	2,493.3	—	8.0	—	42.9	2,544.2
Amounts reclassified from AOCI	40.4	3.0	(22.6)	—	0.2	21.0
Other comprehensive income	2,533.7	3.0	(14.6)	—	43.1	2,565.2
Balances as of December 31, 2019	$2,602.9	$(44.1)	$53.7	$—	$8.2	$2,620.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Dividend Limitations

Under Iowa law, we may pay dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner of Insurance of the State of Iowa (“the Commissioner”) to pay stockholder dividends or make any other distribution if such distribution would exceed certain statutory limitations. Iowa law gives the Commissioner discretion to disapprove requests for distributions in excess of these limitations. Extraordinary dividends include those made, together with dividends and other distributions, within the preceding twelve months that exceed the greater of (i) 10% of our statutory policyholder surplus as of the previous year-end or (ii) the statutory net gain from operations from the previous calendar year, not to exceed earned surplus. Based on this limitation and 2019 statutory results, our dividend limitation is approximately $1,060.3 million in ordinary stockholder dividends in 2020 without prior regulatory approval. However, because the dividend test is based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2020, some or all of such dividends may be extraordinary and require regulatory approval.

On May 1, 2017, we sold our ownership interest in PGI LLC to PFS in connection with a corporate reorganization designed to better utilize and allocate capital internally. Subsequent to the sale, we paid an extraordinary dividend of $1,068.4 million to PFS with the cash proceeds received from the sale, which was approved by the Commissioner.

16. Fair Value Measurements

We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements.

Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•	Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

Determination of Fair Value

The following discussion describes the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis or disclosed at fair value. The techniques utilized in estimating the fair value of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.

Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2019.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Fixed Maturities

Fixed maturities include bonds, ABS, redeemable preferred stock and certain non-redeemable preferred securities. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds and actively traded redeemable corporate preferred securities.

When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes the majority of our public fixed maturities in all asset classes, are generally reflected in Level 2. Also included in Level 2 are corporate bonds when quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, rating and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may also be impacted by company specific factors.

If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available and where at least one significant unobservable input is utilized. These are reflected in Level 3 in the fair value hierarchy and can include fixed maturities across all asset classes. As of December 31, 2019, less than 1% of our total fixed maturities were Level 3 securities valued using internal pricing models.

The primary inputs, by asset class, for valuations of the majority of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.

U.S. Government and Agencies/Non-U.S. Governments. Inputs include recently executed market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.

States and Political Subdivisions. Inputs include Municipal Securities Rulemaking Board reported trades, U.S. Treasury and other benchmark curves, material event notices, new issue data and obligor credit ratings.

Corporate. Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current Treasury curve and risk spreads based on sector, rating and average life of the issuance.

RMBS, CMBS, Collateralized Debt Obligations and Other Debt Obligations. Inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for RMBS, prepayment speed assumptions. Other inputs include market indices and recently executed market transactions.

Equity Securities

Equity securities include mutual funds, common stock and non-redeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. When quoted prices are not available, we may utilize internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices or the NAV, which are reflected in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities, which are reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Derivatives

The fair values of exchange-traded derivatives are determined through quoted market prices, which are reflected in Level 1. Exchange-traded derivatives include futures that are settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of OTC cleared derivatives are determined through market prices published by the clearinghouses, which are reflected in Level 2. The clearinghouses may utilize the overnight indexed swap (“OIS”) curve in their valuation. Variation margin associated with OTC cleared derivatives is settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of bilateral OTC derivative instruments are determined using either pricing valuation models that utilize market observable inputs or broker quotes. The majority of our bilateral OTC derivatives are valued with models that use market observable inputs, which are reflected in Level 2. Significant inputs include contractual terms, interest rates, currency exchange rates, credit spread curves, equity prices and volatilities. These valuation models consider projected discounted cash flows, relevant swap curves and appropriate implied volatilities. Certain bilateral OTC derivatives utilize unobservable market data, primarily independent broker quotes that are nonbinding quotes based on models that do not reflect the result of market transactions, which are reflected in Level 3.

Our non-cleared derivative contracts are generally documented under ISDA Master Agreements, which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Collateral arrangements are bilateral and based on current ratings of each entity. We utilize the LIBOR interest rate curve to value our positions, which includes a credit spread. This credit spread incorporates an appropriate level of nonperformance risk into our valuations given the current ratings of our counterparties, as well as the collateral agreements in place. Counterparty credit risk is routinely monitored to ensure our adjustment for non-performance risk is appropriate. Our centrally cleared derivative contracts are conducted with regulated centralized clearinghouses, which provide for daily exchange of cash collateral or variation margin equal to the difference in the daily market values of those contracts that eliminates the non-performance risk on these trades.

Interest Rate Contracts. For non-cleared contracts we use discounted cash flow valuation techniques to determine the fair value of interest rate swaps and swaptions using observable swap curves as the inputs. These are reflected in Level 2. For centrally cleared contracts we use published prices from clearinghouses. These are reflected in Level 2. In addition, we have interest rate options and have had swaptions that are valued using broker quotes. These are reflected in Level 3.

Foreign Exchange Contracts. We use discounted cash flow valuation techniques that utilize observable swap curves and exchange rates as the inputs to determine the fair value of foreign currency swaps. These are reflected in Level 2. In addition, we have a limited number of non-standard currency swaps that are valued using broker quotes. These are reflected within Level 3.

Equity Contracts. We use an option pricing model using observable implied volatilities, dividend yields, index prices and swap curves as the inputs to determine the fair value of equity options. These are reflected in Level 2.

Credit Contracts. We use either the ISDA Credit Default Swap Standard discounted cash flow model that utilizes observable default probabilities and recovery rates as inputs or broker prices to determine the fair value of credit default swaps. These are reflected in Level 3.

Other Investments

Other investments reported at fair value include investment funds reported at fair value, commercial mortgage loans of consolidated VIEs for which the fair value option was elected, equity method real estate investments for which the fair value option was elected and certain redeemable and nonredeemable preferred stock. In addition, in 2017 we had other investment funds for which the fair value option was elected.

The fair value of investment funds is determined using the NAV of the fund. The NAV of the fund represents the price at which we would be able to initiate a transaction. Investments for which the NAV represents a quoted price in an active market for identical assets are reflected in Level 1. Investments that do not have a quoted price in an active market are reflected in Level 2.

Commercial mortgage loans of a consolidated VIE were valued using the more observable fair value of the liabilities of the consolidated collateralized financing entity (“CCFE”) under the measurement alternative guidance and were reflected in Level 2. The liabilities were affiliated so were not reflected in our consolidated results. The trust was unwound in the third quarter of 2019.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Equity method real estate investments for which the fair value option was elected are reflected in Level 3. The equity method real estate investments consist of underlying real estate and debt. The real estate fair value is estimated using a discounted cash flow valuation model that utilizes public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates and discount rates. The debt fair value is estimated using a discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.

The fair value of certain redeemable and nonredeemable preferred stock is based on an internal model using unobservable inputs, which is reflected in Level 3. In 2018, the fair value of redeemable preferred stock was based on observable inputs and was reflected in Level 2.
Cash Equivalents

Certain cash equivalents are reported at fair value on a recurring basis and include money market instruments and other short-term investments with maturities of three months or less. Fair values of these cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.

Separate Account Assets

Separate account assets include equity securities, debt securities, cash equivalents and derivative instruments, for which fair values are determined as previously described, and are reflected in Level 1, Level 2 and Level 3. Separate account assets also include commercial mortgage loans, for which the fair value is estimated by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of the loans. The market clearing spreads vary based on mortgage type, weighted average life, rating and liquidity. These are reflected in Level 3. Finally, separate account assets include real estate, for which the fair value is estimated using discounted cash flow valuation models that utilize various public real estate market data inputs. In addition, each property is appraised annually by an independent appraiser. The real estate included in separate account assets is recorded net of related mortgage encumbrances for which the fair value is estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. The real estate within the separate accounts is reflected in Level 3.

Investment and Universal Life Contracts

Certain universal life, annuity and other investment contracts include embedded derivatives that have been bifurcated from the host contract and are measured at fair value on a recurring basis, which are reflected in Level 3. The key assumptions for calculating the fair value of the embedded derivative liabilities are market assumptions (such as equity market returns, interest rate levels, market volatility and correlations) and policyholder behavior assumptions (such as lapse, mortality, utilization and withdrawal patterns). Risk margins are included in the policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment. The embedded derivative liabilities are valued using models that incorporate a spread reflecting our own creditworthiness.

The assumption for our own non-performance risk for investment contracts and any embedded derivatives bifurcated from certain universal life, annuity and investment contracts is based on the current market credit spreads for debt-like instruments we have issued and are available in the market.

Other Liabilities

Certain obligations reported in other liabilities include embedded derivatives to deliver underlying securities of structured investments to third parties. The fair value of the embedded derivatives is calculated based on the value of the underlying securities that are valued based on prices obtained from third party pricing vendors as utilized and described in our discussion of how fair value is determined for fixed maturities, which are reflected in Level 2.

Certain obligations of consolidated VIEs for which the fair value option was elected were included in other liabilities. The synthetic entity that had these obligations matured in the first quarter of 2017. The VIEs’ unaffiliated obligations were valued utilizing internal pricing models, which were reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2019
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (4)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,656.9	$—	$1,277.4	$379.5	$—
Non-U.S. governments	853.0	—	—	853.0	—
States and political subdivisions	7,419.4	—	—	7,419.4	—
Corporate	37,111.1	—	18.5	37,010.9	81.7
Residential mortgage-backed securities	2,844.2	—	—	2,844.2	—
Commercial mortgage-backed securities	4,802.7	—	—	4,789.8	12.9
Collateralized debt obligations (1)	3,211.2	—	—	3,012.2	199.0
Other debt obligations	8,084.9	—	—	7,993.6	91.3
Total fixed maturities, available-for-sale	65,983.4	—	1,295.9	64,302.6	384.9
Fixed maturities, trading	237.6	—	0.5	236.8	0.3
Equity securities	69.9	—	26.5	43.4	—
Derivative assets (2)	279.6	—	—	251.7	27.9
Other investments	112.5	78.3	—	—	34.2
Cash equivalents	729.3	—	—	729.3	—
Sub-total excluding separate account
assets	67,412.3	78.3	1,322.9	65,563.8	447.3

Separate account assets	125,801.7	129.0	95,419.5	21,286.5	8,966.7
Total assets	$193,214.0	$207.3	$96,742.4	$86,850.3	$9,414.0

Liabilities
Investment and universal life contracts (3)	$(151.2)	$—	$—	$—	$(151.2)
Derivative liabilities (2)	(147.0)	—	—	(130.7)	(16.3)
Other liabilities (3)	(98.7)	—	—	(98.7)	—
Total liabilities	$(396.9)	$—	$—	$(229.4)	$(167.5)

Net assets	$192,817.1	$207.3	$96,742.4	$86,620.9	$9,246.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

	December 31, 2018
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (4)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,383.2	$—	$993.1	$390.1	$—
Non-U.S. governments	730.8	—	—	726.2	4.6
States and political subdivisions	6,165.7	—	—	6,165.7	—
Corporate	32,088.4	—	19.2	32,011.3	57.9
Residential mortgage-backed securities	2,416.2	—	—	2,416.2	—
Commercial mortgage-backed securities	3,902.8	—	—	3,893.3	9.5
Collateralized debt obligations (1)	2,416.9	—	—	2,408.6	8.3
Other debt obligations	7,171.3	—	—	7,112.8	58.5
Total fixed maturities, available-for-sale	56,275.3	—	1,012.3	55,124.2	138.8
Fixed maturities, trading	165.5	—	—	165.5	—
Equity securities	84.8	—	46.6	38.2	—
Derivative assets (2)	172.6	—	—	154.0	18.6
Other investments	109.0	75.4	—	16.4	17.2
Cash equivalents	945.8	—	—	945.8	—
Sub-total excluding separate account
assets	57,753.0	75.4	1,058.9	56,444.1	174.6

Separate account assets	107,343.0	124.6	79,303.1	19,471.3	8,444.0
Total assets	$165,096.0	$200.0	$80,362.0	$75,915.4	$8,618.6

Liabilities
Investment and universal life contracts (3)	$(5.3)	$—	$—	$—	$(5.3)
Derivative liabilities (2)	(104.4)	—	—	(89.3)	(15.1)
Other liabilities (3)	(89.3)	—	—	(89.3)	—
Total liabilities	$(199.0)	$—	$—	$(178.6)	$(20.4)

Net assets	$164,897.0	$200.0	$80,362.0	$75,736.8	$8,598.2

(1)	Primarily consists of collateralized loan obligations backed by secured corporate loans.
(2) Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. The amounts are presented gross in the tables above to reflect the presentation on the consolidated statements of financial position; however, are presented net for purposes of the rollforward in the Changes in Level 3 Fair Value Measurements tables. Refer to Note 7, Derivative Financial Instruments, for further information on fair value by class of derivative instruments.
(3) Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported.
(4) Certain investments are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. Other investments using the NAV practical expedient consist of certain fund interests that are restricted until maturity with unfunded commitments totaling $19.9 million and $32.0 million as of December 31, 2019 and December 31, 2018, respectively. Separate account assets using the NAV practical expedient consist of hedge funds with varying investment strategies that also have a variety of redemption terms and conditions. We do not have unfunded commitments associated with these hedge funds.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Changes in Level 3 Fair Value Measurements

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) was as follows:

	For the year ended December 31, 2019
								Changes in
	Beginning	Total realized/unrealized		Net			Ending	unrealized
	asset/	gains (losses)		purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	January 1,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2019	(1)	income	(3)	Level 3	Level 3	2019	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$4.6	$—	$—	$(4.6)	$—	$—	$—	$—
Corporate	57.9	—	2.5	17.2	4.1	—	81.7	—
Commercial
mortgage-backed
securities	9.5	(3.8)	3.4	2.4	3.7	(2.3)	12.9	(2.9)
Collateralized
debt obligations	8.3	(2.6)	0.9	122.5	69.9	—	199.0	(2.6)
Other debt
obligations	58.5	—	0.8	100.0	8.3	(76.3)	91.3	—
Total fixed
maturities,
available-for-sale	138.8	(6.4)	7.6	237.5	86.0	(78.6)	384.9	(5.5)
Fixed maturities,
trading	—	—	—	0.3	—	—	0.3	—
Other investments	17.2	5.9	—	1.1	10.0	—	34.2	6.0
Separate account
assets (2)	8,444.0	735.5	—	(212.1)	—	(0.7)	8,966.7	697.1

Liabilities
Investment and
universal life
contracts	(5.3)	(132.9)	—	(13.0)	—	—	(151.2)	(134.0)

Derivatives
Net derivative assets
(liabilities)	3.5	(0.2)	—	8.3	—	—	11.6	3.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

	For the year ended December 31, 2018
								Changes in
	Beginning	Total realized/unrealized		Net			Ending	unrealized
	asset/	gains (losses)		purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	January 1,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2018	(1)	income	(3)	Level 3	Level 3	2018	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$6.1	$—	$(0.1)	$(1.4)	$—	$—	$4.6	$—
Corporate	100.6	(1.0)	0.3	(22.0)	—	(20.0)	57.9	—
Commercial
mortgage-backed
securities	10.6	(3.5)	0.2	0.1	3.6	(1.5)	9.5	(1.9)
Collateralized
debt obligations	125.0	(0.9)	0.2	64.4	54.7	(235.1)	8.3	(0.9)
Other debt
obligations	2.3	—	(0.2)	147.4	—	(91.0)	58.5	—
Total fixed
maturities,
available-for-sale	244.6	(5.4)	0.4	188.5	58.3	(347.6)	138.8	(2.8)
Fixed maturities,
trading	—	—	—	3.7	—	(3.7)	—	—
Equity securities	2.7	12.9	—	(15.6)	—	—	—	—
Other investments	6.5	1.7	—	9.0	—	—	17.2	1.7
Separate account
assets (2)	7,486.3	889.7	—	106.8	2.3	(41.1)	8,444.0	829.8

Liabilities
Investment and
universal life
contracts	(119.6)	107.9	—	6.4	—	—	(5.3)	110.3

Derivatives
Net derivative assets
(liabilities)	19.6	(18.6)	—	2.5	—	—	3.5	(17.1)

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

	For the year ended December 31, 2017
								Changes in
	Beginning	Total realized/unrealized		Net			Ending	unrealized
	asset/	gains (losses)		purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	January 1,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2017	(1)	income	(3)	Level 3	Level 3	2017	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$7.6	$—	$(0.1)	$(1.4)	$—	$—	$6.1	$—
Corporate	145.6	(1.5)	4.4	(32.8)	22.2	(37.3)	100.6	—
Commercial
mortgage-backed
securities	71.1	(12.7)	11.1	(0.7)	26.3	(84.5)	10.6	(4.0)
Collateralized
debt obligations	33.6	—	1.7	7.3	183.7	(101.3)	125.0	—
Other debt
obligations	91.5	—	(0.2)	(0.8)	0.1	(88.3)	2.3	—
Total fixed
maturities,
available-for-sale	349.4	(14.2)	16.9	(28.4)	232.3	(311.4)	244.6	(4.0)
Fixed maturities,
trading	92.9	(0.5)	—	(92.4)	—	—	—	—
Equity securities,
available-for-sale	2.7	—	—	—	—	—	2.7	—
Equity securities,
trading	—	—	—	(0.7)	0.7	—	—	—
Other investments	36.9	3.9	—	(34.3)	—	—	6.5	3.8
Separate account
assets (2)	7,226.3	788.8	—	(493.2)	3.1	(38.7)	7,486.3	696.0

Liabilities
Investment and
universal life
contracts	(130.8)	6.8	—	4.4	—	—	(119.6)	4.0
Other liabilities	(59.9)	(0.1)	—	60.0	—	—	—	—

Derivatives
Net derivative assets
(liabilities)	11.8	7.5	—	0.3	—	—	19.6	6.7

(1) Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations. Realized and unrealized gains (losses) on certain securities with an investment objective to realize economic value through mark-to-market changes are reported in net investment income within the consolidated statements of operations.
(2) Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(3) Gross purchases, sales, issuances and settlements were:

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

	For the year ended December 31, 2019
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(4.6)	$(4.6)
Corporate	41.9	(1.4)	—	(23.3)	17.2
Commercial mortgage-backed securities	2.4	—	—	—	2.4
Collateralized debt obligations	124.7	—	—	(2.2)	122.5
Other debt obligations	107.7	—	—	(7.7)	100.0
Total fixed maturities, available-for-sale	276.7	(1.4)	—	(37.8)	237.5
Fixed maturities, trading	0.5	—	—	(0.2)	0.3
Other investments	6.0	(4.9)	—	—	1.1
Separate account assets (4)	279.2	(524.4)	(280.4)	313.5	(212.1)

Liabilities
Investment and universal life contracts	—	—	(17.8)	4.8	(13.0)

Derivatives
Net derivative assets (liabilities)	1.9	6.4	—	—	8.3

	For the year ended December 31, 2018
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.4)	$(1.4)
Corporate	2.3	(6.3)	—	(18.0)	(22.0)
Commercial mortgage-backed securities	—	—	—	0.1	0.1
Collateralized debt obligations	91.7	—	—	(27.3)	64.4
Other debt obligations	152.0	—	—	(4.6)	147.4
Total fixed maturities, available-for-sale	246.0	(6.3)	—	(51.2)	188.5
Fixed maturities, trading	3.7	—	—	—	3.7
Equity securities	—	(15.6)	—	—	(15.6)
Other investments	9.0	—	—	—	9.0
Separate account assets (4)	627.1	(519.4)	(206.5)	205.6	106.8

Liabilities
Investment and universal life contracts	—	—	2.8	3.6	6.4

Derivatives
Net derivative assets (liabilities)	1.8	0.7	—	—	2.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

	For the year ended December 31, 2017
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.4)	$(1.4)
Corporate	20.9	(1.6)	—	(52.1)	(32.8)
Commercial mortgage-backed securities	—	—	—	(0.7)	(0.7)
Collateralized debt obligations	22.9	—	—	(15.6)	7.3
Other debt obligations	—	—	—	(0.8)	(0.8)
Total fixed maturities, available-for-sale	43.8	(1.6)	—	(70.6)	(28.4)
Fixed maturities, trading	—	—	—	(92.4)	(92.4)
Equity securities, trading	—	—	—	(0.7)	(0.7)
Other investments	2.4	(36.7)	—	—	(34.3)
Separate account assets (4)	302.2	(580.6)	(284.6)	69.8	(493.2)

Liabilities
Investment and universal life contracts	—	—	—	4.4	4.4
Other liabilities	—	—	—	60.0	60.0

Derivatives
Net derivative assets (liabilities)	0.8	(0.5)	—	—	0.3

(4)	Issuances and settlements include amounts related to mortgage encumbrances associated with real estate in our separate accounts.

Transfers

Transfers of assets and liabilities measured at fair value on a recurring basis between fair value hierarchy levels were as follows:

	For the year ended December 31, 2019
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Corporate	$—	$—	$—	$4.1	$—	$—
Commercial mortgage-backed
securities	—	—	—	3.7	—	2.3
Collateralized debt obligations	—	—	—	69.9	—	—
Other debt obligations	—	—	—	8.3	—	76.3
Total fixed maturities,
available-for-sale	—	—	—	86.0	—	78.6
Other investments	—	—	—	10.0	—	—
Separate account assets	—	—	—	—	—	0.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

	For the year ended December 31, 2018
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Corporate	$—	$—	$—	$—	$—	$20.0
Commercial mortgage-backed
securities	—	—	—	3.6	—	1.5
Collateralized debt obligations	—	—	—	54.7	—	235.1
Other debt obligations	—	—	—	—	—	91.0
Total fixed maturities,
available-for-sale	—	—	—	58.3	—	347.6
Fixed maturities, trading	—	—	—	—	—	3.7
Separate account assets	287.5	—	0.8	2.3	0.2	40.9

	For the year ended December 31, 2017
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Corporate	$—	$—	$—	$22.2	$—	$37.3
Commercial mortgage-backed
securities	—	—	—	26.3	—	84.5
Collateralized debt obligations	—	—	—	183.7	—	101.3
Other debt obligations	—	—	—	0.1	—	88.3
Total fixed maturities,
available-for-sale	—	—	—	232.3	—	311.4
Equity securities, trading	—	—	—	0.7	—	—
Separate account assets	12.5	—	5.9	3.1	—	38.7

Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.

Separate account assets transferred from Level 1 to Level 2 during 2018 primarily included cash equivalents as a result of additional analysis to clarify the source of the price. Separate account assets transferred between Level 1 and Level 2 during 2017 primarily related to foreign equity securities. When these securities are valued at the close price of the local exchange where the assets traded, they are reflected in Level 1. When events materially affecting the value occur between the close of the local exchange and the New York Stock Exchange, we use adjusted prices determined by a third party pricing vendor to update the foreign market closing prices and the fair value is reflected in Level 2.

Assets transferred into Level 3 during 2019, 2018 and 2017, primarily included those assets for which we are now unable to obtain pricing from a recognized third party pricing vendor as well as assets that were previously priced using a matrix valuation approach that may no longer be relevant when applied to asset-specific situations.

Assets transferred out of Level 3 during 2019, 2018 and 2017, included those for which we are now able to obtain pricing from a recognized third party pricing vendor or from internal models using substantially all market observable information.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Quantitative Information about Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant quantitative unobservable inputs are not developed internally, which primarily consists of those valued using broker quotes or the measurement alternative for CCFEs. Refer to “Assets and liabilities measured at fair value on a recurring basis” for a complete valuation hierarchy summary.

	December 31, 2019
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$72.5	Discounted cash flow	Discount rate (1)	1.9%-5.1%	3.8%
			Illiquidity premium	0 basis points ("bps")-410bps	152bps
Commercial mortgage-backed securities	2.4	Discounted cash flow	Probability of default	100.0%	100.0%
			Potential loss severity	53.1%	53.1%
Collateralized debt obligations	108.7	Discounted cash flow	Discount rate (1)	2.9%-10.0%	3.4%
			Potential loss severity	23.0%	23.0%
			Probability of default	100.0%	100.0%
Other debt obligations	1.2	Discounted cash flow	Discount rate (1)	5.0%	5.0%
			Illiquidity premium	500bps	500bps
Other investments	10.0	Market comparables	Revenue multiples (2)	0.8x-5.0x	3.2x
Separate account assets	8,966.2	Discounted cash flow - mortgage loans	Discount rate (1)	2.8%	2.8%
			Illiquidity premium	60bps	60bps
			Credit spread rate	120bps	120bps
		Discounted cash flow - real estate	Discount rate (1)	5.5%-11.8%	6.7%
			Terminal capitalization rate	4.5%-9.3%	5.7%
			Average market rent growth rate	2.0%-4.7%	3.0%
		Discounted cash flow - real estate debt	Loan to value	8.0%-80.4%	45.9%
			Market interest rate	3.2%-5.8%	3.6%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

December 31, 2019
Assets /
(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
(in millions)
Liabilities
Investment and universal life contracts (6)	(151.2)	Discounted cash flow	Long duration interest rate	2.1% (3)
			Long-term equity market volatility	16.9%-26.9%
			Non-performance risk	0.2%-1.3%
			Utilization rate	See note (4)
			Lapse rate	0.0%-9.3%
			Mortality rate	See note (5)

	December 31, 2018
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$4.6	Discounted cash flow	Discount rate (1)	3.2%	3.2%
			Illiquidity premium	50bps	50bps
			Comparability adjustment	(25)bps	(25)bps
Corporate	25.4	Discounted cash flow	Discount rate (1)	3.3%-4.5%	3.9%
			Illiquidity premium	0bps-60bps	36bps
Other debt obligations	1.7	Discounted cash flow	Discount rate (1)	5.0%	5.0%
			Illiquidity premium	500bps	500bps
Separate account assets	8,440.8	Discounted cash flow - mortgage loans	Discount rate (1)	3.3%-4.7%	4.2%
			Illiquidity premium	0bps-60bps	56bps
			Credit spread rate	85bps-172bps	168bps
		Discounted cash flow - real estate	Discount rate (1)	5.6%-11.5%	6.7%
			Terminal capitalization rate	4.3%-9.3%	5.8%
			Average market rent growth rate	2.0%-4.7%	2.9%
		Discounted cash flow - real estate debt	Loan to value	11.0%-69.3%	45.9%
			Market interest rate	3.9%-6.0%	4.3%

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

December 31, 2018
Assets /
(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
(in millions)
Liabilities
Investment and universal life contracts (6)	(5.3)	Discounted cash flow	Long duration interest rate	2.8% (3)
			Long-term equity market volatility	16.7%-27.8%
			Non-performance risk	0.6%-1.6%
			Utilization rate	See note (4)
			Lapse rate	1.3%-9.3%
			Mortality rate	See note (5)

(1)	Represents market comparable interest rate or an index adjusted rate used as the base rate in the discounted cash flow analysis prior to any illiquidity or other adjustments, where applicable.

(2)	Revenue multiples are amounts used when we have determined market participants would use such multiples to value the investments.

(3)
Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. Derived from interpolation between various observable swap rates.

(4)	This input factor is the number of contractholders taking withdrawals as well as the amount and timing of the withdrawals and a range does not provide a meaningful presentation.

(5)	This input is based on an appropriate industry mortality table and a range does not provide a meaningful presentation.

(6)
Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of the assets to significantly decrease or increase, respectively. Additionally, we may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.

Embedded derivatives within our investment and universal life contracts liability can be in either an asset or liability position, depending on certain inputs at the reporting date. Increases to an asset or decreases to a liability are described as increases to fair value. Increases or decreases in market volatilities could cause significant decreases or increases, respectively, in the fair value of embedded derivatives in investment and universal life contracts. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value and impact the discount rate used in the discounted future cash flows valuation. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals. Increases or decreases in risk-free rates could cause the fair value of the embedded derivative to significantly increase or decrease, respectively. Increases or decreases in our own credit risks, which impact the rates used to discount future cash flows, could significantly increase or decrease, respectively, the fair value of the embedded derivative. All of these changes in fair value would impact net income.

Decreases or increases in the mortality rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. Decreases or increases in the overall lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The lapse rate assumption may vary dynamically based on the relationship of the guarantee and associated account value. A stronger or weaker dynamic lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The utilization rate assumption includes how many contractholders will take withdrawals, when they will take them and how much of their benefit they will take. Increases or decreases in the assumption of the number of contractholders taking withdrawals could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take withdrawals earlier or later could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take more or less of their benefit could cause the fair value of the embedded derivative to decrease or increase, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

No significant assets and liabilities were measured at fair value on a nonrecurring basis for the years ended December 31, 2019, 2018 and 2017.

Fair Value Option

We elected fair value accounting for:

•
Certain commercial mortgage loans of a consolidated VIE for which it was not practicable for us to determine the carrying value. The consolidated VIE was unwound in the third quarter of 2019. In addition, we had certain obligations of consolidated VIEs held by a synthetic entity for which it was not practicable for us to determine the carrying value. The synthetic entity matured in the first quarter of 2017.

•
Certain real estate ventures that are subject to the equity method of accounting because the nature of the investments is to add value to the properties and generate income from the operations of the properties. Other equity method real estate investments are not fair valued because the investments mainly generate income from the operations of the underlying properties.

•
In 2017, we had certain investment funds for which we did not have enough influence to account for under the equity method in order to reflect the economics of the investment in the financial statements. We did not elect the fair value option for other similar investments as these investments are generally accounted for under the equity method of accounting.

The following tables present information regarding the assets and liabilities for which the fair value option was elected.

	December 31, 2019	December 31, 2018
	(in millions)
Commercial mortgage loans of consolidated VIEs (1) (2)
Fair value	$—	$6.4
Aggregate contractual principal	—	6.5

Real estate ventures (1)
Fair value	22.8	17.2

(1)	Reported with other investments in the consolidated statements of financial position.

(2)	None of the loans were more than 90 days past due or in non-accrual status.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Commercial mortgage loans of consolidated VIEs
Change in fair value pre-tax gain (loss) (1) (2)	$0.1	$(0.2)	$(0.4)
Interest income (3)	0.3	0.7	0.9

Obligations of consolidated VIEs
Change in fair value pre-tax loss - instrument-specific credit risk (2) (4)	—	—	(0.1)
Change in fair value pre-tax loss (2)	—	—	(0.1)
Interest expense (5)	—	—	0.3

Real estate ventures
Change in fair value pre-tax gain (6)	6.0	1.7	3.8

Investment funds
Change in fair value pre-tax gain (6) (7)	—	—	1.7
Dividend income (6)	—	—	1.9

(1)	None of the change in fair value related to instrument-specific credit risk.

(2)	Reported in net realized capital gains (losses) on the consolidated statements of operations.

(3)	Reported in net investment income on the consolidated statements of operations and recorded based on the effective interest rates as determined at the closing of the loan.

(4)	Estimated based on credit spreads and quality ratings.

(5)	Reported in operating expenses on the consolidated statements of operations.

(6)	Reported in net investment income on the consolidated statements of operations.

(7)	Absent the fair value election, the change in fair value on the investments would be reported in OCI.

Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value were as follows:

	December 31, 2019
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$15,820.3	$16,548.0	$—	$—	$16,548.0
Policy loans	742.2	966.3	—	—	966.3
Other investments	273.5	267.8	—	175.0	92.8
Cash and cash equivalents	795.7	795.7	795.7	—	—
Investment contracts	(33,264.0)	(33,358.2)	—	(4,304.5)	(29,053.7)
Long-term debt	(108.7)	(107.6)	—	—	(107.6)
Separate account liabilities	(111,959.7)	(110,964.9)	—	—	(110,964.9)
Bank deposits (1)	(469.6)	(468.3)	—	(468.3)	—
Cash collateral payable	(156.8)	(156.8)	(156.8)	—	—

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

	December 31, 2018
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$14,662.2	$14,708.8	$—	$—	$14,708.8
Policy loans	755.9	916.3	—	—	916.3
Other investments	240.9	233.3	—	151.0	82.3
Cash and cash equivalents	860.5	860.5	860.5	—	—
Investment contracts	(31,867.1)	(30,739.2)	—	(4,085.7)	(26,653.5)
Long-term debt	(129.1)	(127.8)	—	—	(127.8)
Separate account liabilities	(95,341.6)	(94,488.7)	—	—	(94,488.7)
Bank deposits (1)	(500.0)	(489.1)	—	(489.1)	—
Cash collateral payable	(70.1)	(70.1)	(70.1)	—	—

(1)	Excludes deposit liabilities without defined or contractual maturities.

17. Statutory Insurance Financial Information

We, the largest indirect subsidiary of PFG, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the “Iowa Insurance Division”). The Iowa Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices. Statutory accounting practices differ from U.S. GAAP primarily due to charging policy acquisition costs to expense as incurred, establishing reserves using different actuarial assumptions, valuing investments on a different basis and not admitting certain assets, including certain net deferred income tax assets.

For the years ended, December 31, 2019 and 2018, our use of prescribed statutory accounting practices resulted in higher statutory surplus of $862.1 million and $546.3 million, respectively, relative to the accounting practices and procedures of the NAIC due to its accounting for reserve credits associated with a reinsurance transaction with an affiliated reinsurer. In addition, as of December 31, 2019 and 2018, our permitted statutory accounting practice relating to variable annuities with a guaranteed living benefit rider resulted in lower statutory surplus of $151.3 million and $69.9 million, respectively, relative to carrying certain interest rate swaps at book value rather than fair value, as if they received hedge accounting treatment for statutory. Effective January 1, 2020, the Iowa Insurance Division approved our request to discontinue the use of this permitted practice due to changes in the practices and procedures of the NAIC. The discontinuance of the permitted practice will create a one-time increase to surplus.

We cede certain term and universal life insurance statutory reserves to our affiliated reinsurance subsidiaries on a funds withheld coinsurance basis. The reserves are secured by cash, invested assets and financing provided by highly rated third parties. As of December 31, 2019 and 2018, our affiliated reinsurance subsidiaries assumed statutory reserves of $7,902.3 million and $6,850.3 million from us, respectively. In the states of Vermont and Delaware, the affiliated reinsurers had permitted and prescribed practices allowing for the admissibility of certain assets backing these reserves. As of December 31, 2019 and 2018, assets admitted under these practices totaled $3,358.0 million and $2,852.0 million, respectively.

Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2019, we met the minimum RBC requirements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Our statutory net income and statutory capital and surplus were as follows:

	As of or for the year ended December 31,
	2019	2018	2017
	(in millions)
Statutory net income	$989.3	$1,017.6	$1,976.7
Statutory capital and surplus	5,193.4	5,319.6	4,946.8

18. Revenues from Contracts with Customers

Administrative Service Fee Revenue

We offer service and trust agreements for defined contribution plans, including 401(k) plans, 403(b) plans, and employee stock ownership plans. The investment components of these service agreements are in the form of mutual fund offerings. In addition, plan sponsor trust services are also available through an affiliated trust company.

•
Fees and other revenues are earned for administrative activities performed for the defined contribution plans including recordkeeping and reporting as well as trust, asset management and investment services. The majority of these activities are performed daily over time. Fee-for-service transactions are also provided upon client request. These services are considered distinct or grouped into a bundle until a distinct performance obligation is identified. Some performance obligations are considered a series of distinct services, which are substantially the same and have the same pattern of transfer to the customer.

•
Fees and other revenues can be based on a fixed contractual rate for these services or can be variable based upon contractual rates applied to the market value of the client's investment portfolio each day. If the consideration for this series of performance obligations is based on daily market value, it is considered variable each day as the services are performed over time. The consideration becomes unconstrained and thus recognized as revenue for each day’s series of distinct services once the market value of the clients’ investment portfolios is determined at market close or carried over at the end of the day for days when the market is closed. Additionally, fixed fees and other revenues are recognized point-in-time as fee-for-service transactions upon completion.

We offer administrative services performed for our fee-for-service products, nonqualified benefit plans, separate accounts and dental networks.

•
Fees and other revenues are earned for administrative services performed, which include recordkeeping and reporting services. Services within contracts are not distinct on their own; however, we combine the services into a distinct bundle and account for the bundle as a single performance obligation, which is satisfied over time utilizing the output method as services are rendered. The transaction price corresponds with the performance completed to date, for which the value is recognized as revenue during the period. Variability of consideration is resolved at the end of each period and payments are due when billed.

Deposit Account Fee Revenue

We offer individual retirement accounts (“IRAs”) through Principal Bank, which are primarily funded by retirement savings rolled over from qualified retirement plans. The IRAs are held in savings accounts, money market accounts and certificates of deposit. Revenues are earned through fees as the performance of establishing and maintaining IRA accounts is completed. Fee-for-service transactions are also provided upon client request. The establishment fees and annual maintenance fees are accrued into earnings over a period of time using the average account life. Upfront and recurring bank fees are related to performance obligations that have the same pattern of transfer to the customer and are recognized in income over time with control transferred to the customers utilizing the output method. These fees are based on a fixed contractual rate. Fixed fees and other revenues are also recognized point-in-time as fee-for-service transactions upon completion.

Commission Income

Commission income is earned through sponsored brokerage services. Performance obligations are satisfied at a point in time, upon delivery of a placed case, and the transaction price calculated per the compensation schedule is recognized as revenue.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

Disaggregation of Revenues from Contracts with Customers

The following table summarizes the disaggregation of revenues from contracts with customers and reconciles totals to those reported in the consolidated financial statements. Revenues from contracts with customers are included in fees and other revenues on the consolidated statements of operations.

	For the year ended December 31,
	2019	2018	2017

	(in millions)
Administrative service fee revenue	$283.2	$284.1	$288.0
Deposit account fee revenue	9.3	10.5	10.2
Commission income	26.9	19.6	14.9
Other fee revenue	2.5	2.3	2.1
Total revenues from contracts with customers	321.9	316.5	315.2
Fees and other revenues not within the scope of revenue
recognition guidance (1)	2,074.8	1,905.7	1,866.9
Total fees and other revenues per consolidated statements of
operations	$2,396.7	$2,222.2	$2,182.1

(1)
Fees and other revenues not within the scope of the revenue recognition guidance primarily represent revenue on contracts accounted for under the financial instruments or insurance contracts standards.

Contract Costs

Sales compensation and other incremental costs of obtaining a contract are capitalized and amortized over the period of contract benefit if the costs are expected to be recovered. The contract cost asset, which is included in other assets on the consolidated statements of financial position, was $42.1 million and $42.5 million as of December 31, 2019 and December 31, 2018, respectively.
We apply the practical expedient for certain costs where we recognize the incremental costs of obtaining these contracts as an expense when incurred if the amortization period of the assets is one year or less. These costs, along with costs that are not deferrable, are included in operating expenses on the consolidated statements of operations.

Deferred contract costs consist primarily of commissions and variable compensation. We amortize capitalized contract costs on a straight-line basis over the expected contract life, reflecting lapses as they are incurred. Deferred contract costs are subject to impairment testing on an annual basis, or when a triggering event occurs that could warrant an impairment. To the extent future revenues less future maintenance expenses are not adequate to cover the asset balance, an impairment is recognized. For the years ended December 31, 2019 and 2018, $7.5 million and $8.4 million, respectively, of amortization expense was recorded in operating expenses on the consolidated statements of operations and no impairment loss was recognized in relation to the costs capitalized.

19. Stock‑Based Compensation Plans

As of December 31, 2019, our ultimate parent, PFG, sponsored the 2014 Stock Incentive Plan, the Employee Stock Purchase Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan ("Stock-Based Compensation Plans"), which resulted in expense to us. As of May 20, 2014, no new grants will be made under the Amended and Restated 2010 Stock Incentive Plan. No grants have been made under the Stock Incentive Plan since at least 2005. Under the terms of the 2014 Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units or other stock-based awards. To date, PFG has not granted any incentive stock options, restricted stock or performance units under any plans. The following Stock-Based Compensation Plans information represents all share-based compensation data related to us and our subsidiaries’ employees.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against income from continuing operations for stock-based awards granted under the Stock-Based Compensation Plans was as follows:

	For the year ended December 31,
	2019	2018	2017
	(in millions)
Compensation cost	$21.9	$26.4	$28.4
Related income tax benefit	4.1	5.2	9.8
Capitalized as part of an asset	1.7	1.9	2.5

Nonqualified Stock Options

Nonqualified stock options were granted to certain employees under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan. Options outstanding were granted at an exercise price equal to the fair market value of PFG common stock on the date of grant and expire ten years after the grant date. These options have graded vesting over a three-year period, except in the case of specific types of terminations.

The fair value of stock options is estimated using the Black‑Scholes option pricing model. The following is a summary of the assumptions used in this model for the stock options granted during the period:

	For the year ended December 31,
Options	2019	2018	2017
Expected volatility	23.3%	26.0%	27.6%
Expected term (in years)	7.0	7.0	7.0
Risk-free interest rate	2.6%	2.8%	2.2%
Expected dividend yield	4.07%	3.19%	2.87%
Weighted average estimated fair value	$10.00	$14.85	$15.31

We determine expected volatility based on a combination of historical volatility using daily price observations and implied volatility from traded options on PFG common stock. We believe that incorporating both historical and implied volatility into our expected volatility assumption calculation better reflects market expectations. The expected term represents the period of time that options granted are expected to be outstanding. We determine expected term using historical exercise and employee termination data. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of PFG common shares on the grant date.

As of December 31, 2019, we had $1.5 million of total unrecognized compensation cost related to nonvested stock options. The cost is expected to be recognized over a weighted‑average service period of approximately 1.8 years.

Performance Share Awards

Performance share awards were granted to certain employees under the 2014 Stock Incentive Plan and the Amended and Restated 2010 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Whether the performance shares are earned depends upon the participant's continued employment through the performance period (except in the case of specific types of terminations) and PFG’s performance against three-year goals set at the beginning of the performance period. Performance goals based on various PFG factors must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited, no compensation cost will be recognized and any previously recognized compensation cost will be reversed. These awards have no maximum contractual term. Dividend equivalents are credited on performance shares outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of performance share awards is determined based on the closing stock price of PFG common shares on the grant date. The weighted‑average grant-date fair value of performance share awards granted during 2019, 2018 and 2017 was $53.09, $63.98 and $62.78, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements – (continued)
December 31, 2019

As of December 31, 2019, we had $1.9 million of total unrecognized compensation cost related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted‑average service period of approximately 1.6 years.

Restricted Stock Units

Restricted stock units were granted to certain employees and agents under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and Stock Incentive Plan. Restricted stock units are treated as equity awards and are paid in shares. Under these plans, awards have graded or cliff vesting over a three-year service period. When service for PFG ceases (except in the case of specific types of terminations), all vesting stops and unvested units are forfeited. These awards have no maximum contractual term. Dividend equivalents are credited on restricted stock units outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of restricted stock units is determined based on the closing stock price of PFG common shares on the grant date. The weighted‑average grant-date fair value of restricted stock units granted during 2019, 2018 and 2017 was $53.19, $63.77 and $62.80, respectively.

As of December 31, 2019, we had $18.1 million of total unrecognized compensation cost related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted‑average period of approximately 1.7 years.

Employee Stock Purchase Plan

Under the Employee Stock Purchase Plan, participating employees had the opportunity to purchase shares of PFG common stock on a semi-annual basis through 2017. Beginning in 2018, participating employees had the opportunity to purchase shares of PFG common stock on a quarterly basis. Employees may purchase up to $25,000 in PFG stock value annually. Employees may purchase shares of PFG common stock at a price equal to 85% of the shares' fair market value as of the beginning or end of the purchase period, whichever is lower.

We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the period of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award. The weighted‑average fair value of the discount on the stock purchased was $11.37, $9.27 and $14.72 during 2019, 2018 and 2017, respectively.

Part C
Other Information
Item 26. Exhibits
Unless otherwise noted, documents containing Accession Numbers below have previously been filed with the Securities and Exchange Commission and are incorporated herein by reference.

(a)	Resolution of Board of Directors of the Depositor (Incorporated by Reference from Exhibit (a) to Registrant's filing on Form N-6 on 5/7/2004)(Accession No. 0000870786-04-000077)

(b)	Custodian Agreement - N/A

(c)	Underwriting Contracts

	(1)	Distribution Agreement (Incorporated by Reference from Exhibit (c1) to Registrant's filing on Form N-6 on 10/2/2008)(Accession No. 0000950137-08-012280)
	(2)	Selling Agreement (Incorporated by Reference from Registrant's Filing on Form N-6 on 10/24/2007 (Accession No. 0000898745-07-000164)
	(3)	Registered Representative Agreement (Incorporated by Reference from Registrant's Filing on Form N-6 on 6/26/2008 (Accession No. 0000950137-08-008766)

(d)	Contracts (Exhibits (d1) through (d7) Incorporated by Reference from Exhibits (d1) through (d7) to Registrant's filing on Form N-6 on 2/13/2008)(Accession No. 0000950137-08-002148)

	(1)	Form of Specimen Variable Life Contract
	(2)	Form of Specimen Change of Insured Rider
	(3)	Form of Specimen Death Benefit Guarantee Rider
	(4)	Form of Enhanced Cash Surrender Value Rider
	(5)	Form of Specimen Extended Coverage Rider
	(6)	Form of Specimen Supplemental Benefit Rider
	(7)	Form of Specimen Life Paid-up Rider
	(8)	Form of Modified Cash Surrender Value Rider -- Filed as Exhibit (d)(8) on 06/26/2014 (Accession No. 0000812797-14-000073)

(e)	Applications (Exhibits (e1) through (e3) Incorporated by Reference from Exhibits (e1) through (e3) to Registrant's filing on Form N-6 on 2/13/2008)(Accession No. 0000950137-08-002148)

	(1)	Form of Specimen Life Insurance Application
	(2)	Form of Specimen Guaranteed/Simplified Issue Life Insurance Application
	(3)	Form of Specimen Multi-Life Guaranteed Issue Life Insurance Application
	(4)	Form of Specimen Supplemental Application (Incorporated by Reference from Exhibit (e5) to Registrant's Filing on Form N-6 on 10/24/2007)(Accession No. 0000898745-07-000164)

(f)	Depositor's Certificate of Incorporation and By-laws

	(1)	Articles of Incorporation of the Depositor (Incorporated by Reference from Exhibit (a) to Registrant's filing on Form N-6 on 5/7/2004)(Accession No. 0000870786-04-000077)
	(2)	Bylaws of Depositor (Incorporated by Reference from Exhibit (a) to Registrant's filing on Form N-6 on 5/7/2004)(Accession No. 0000870786-04-000077)

(g)	Reinsurance Contracts

The Depositor maintains reinsurance arrangements in the normal course of business, none of which are material.

(h)	Participation Agreements

1. AllianceBernstein
(a)
Administrative Services Agreement dated December 15, 2004 (Incorporated by Reference from Exhibit (h)(1)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

	(b)	Participation Agreement dated December 15, 2004 (Incorporated by Reference from Exhibit (h)(1)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(c)	Amendment to Participation Agreement dated January 1, 2008 (Incorporated by Reference from Exhibit (h)(1)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(1)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)
Amendment 2 to Participation Agreement dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(e) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(f)
Amendment 3 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(f) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(g)
Amendment 1 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

2. American Century
(a)	Shareholder Services Agreement dated April 1, 1999 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(3)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Amendment 1 to Shareholder Services Agreement dated May 1, 2001 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 2 to Shareholder Services Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Amendment 3 to Shareholder Services Agreement dated May 1, 2004 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)
Amendment 4 to Shareholder Services Agreement dated October 13, 2005 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(g)
Amendment 5 to Shareholder Services Agreement dated June 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Amendment 6 to Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(j)
Amendment 7 to Shareholder Services Agreement dated March 20, 2014 (Incorporated by Reference from Exhibit (h)(2)(j) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

3. American Funds
(a)	Fund Participation and Service Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(a) on 04/27/2015 (Accession No. 0000812797-15-000030)
(b)	Rule 22c-2 Agreement dated May 19, 2014 -- Filed as exhibit 99.h03(b) on 04/27/2015 (Accession No. 0000812797-15-000030)
(c)	Business Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(c) on 04/27/2015 (Accession No. 0000812797-15-000030)
(d)	Form of First Amendment To Fund Participation and Service Agreement -- Filed as exhibit 99.h03(d) on 04/27/2015 (Accession No. 0000812797-15-000030)

4. Calvert Variable Series, Inc.
(a)
Consolidated Fund Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(a) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(b)	Amendment to Consolidated Fund Participation Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(b) on 04/27/2015 (Accession No. 0000812797-15-000030)

(c)
Consolidated Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(d)	Amendment to Consolidated Services Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(d) on 04/27/2015 (Accession No. 0000812797-15-000030)
(e)	Rule 22c-2 Agreement (PLIC) dated March 29, 2007 -- Filed as exhibit 99.h04(e) on 04/27/2015 (Accession No. 0000812797-15-000030)
(f)	Rule 22c-2 Agreement (Princor) dated April 10, 2007 -- Filed as exhibit 99.h04(f) on 04/27/2015 (Accession No. 0000812797-15-000030)

5. ClearBridge (Legg Mason)
(a)	Participation Agreement dated April 26, 2013 (Incorporated by Reference from Exhibit (h)(5)(a) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(b)	Administrative Services Agreement dated April 26, 2013 (Incorporated by Reference from Exhibit (h)(5)(b) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

6. Delaware Distributors
(a)	Participation Agreement dated April 26, 2010 (Incorporated by Reference from Exhibit (h)6(a) on 04/30/2014 (Accession No. 0000812797-14-000039)
(b)	Administrative Services Agreement dated April 26, 2010 (Incorporated by Reference from Exhibit (h)6(b) on 04/30/2014 (Accession No. 0000812797-14-000039)
(c)	Amendment 1 to Participation Agreement dated December 30, 2010 (Incorporated by Reference from Exhibit (h)6(c) on 04/30/2014 (Accession No. 0000812797-14-000039)
(d)	Amendment 2 to Participation Agreement dated April 4, 2014 (Incorporated by Reference from Exhibit (h)6(d) on 04/30/2014 (Accession No. 0000812797-14-000039)
(e)	Amendment 3 to Participation Agreement dated July 1, 2015 -- Filed as Exhibit (h)6(e) on 04/25/2016 (Accession No. 0000812797-16-000153)

7. Dreyfus
(a)
Participation Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(b)
Amendment to Participation Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(c)	Amendment 2 to Participation Agreement dated April 15, 2011 (Filed as Exhibit (h)7(g) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Amendment 3 to Participation Agreement dated April 25, 2012 (Filed as Exhibit (h)7(i) on 04/25/2014 (Accession No. 0000812797-14-000019)
(e)
Administrative Services Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(f)
Amendment to Administrative Services Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(g)	Amendment 2 to Administrative Services Agreement dated April 25, 2012 (Filed as Exhibit (h)7(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(h)
12b-1 Letter Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(i)	12b-1 Letter Agreement for Service Class Shares dated March 26, 2002 -- Filed as exhibit 99.h07(i) on 04/27/2015 (Accession No. 0000812797-15-000030)
(j)
Amendment to 12b-1 Letter Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(k)	Amendment 2 to 12b-1 Letter Agreement dated April 25, 2012 (Filed as Exhibit (h)7(h) on 04/25/2014 (Accession No. 0000812797-14-000019)

(l)	Rule 22c-2 (Supplemental) Agreement dated April 16, 2007 -- Filed as exhibit 99.h07(l) on 04/27/2015 (Accession No. 0000812797-15-000030)

8. DWS
(a)	Participation Agreement dated December 1, 2007 (Incorporated by Reference from Exhibit (h)(5) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)	Amendment 1 to Participation Agreement dated January 5, 2011 (Incorporated by Reference from Exhibit (h)(5) to Registrant's Filing on Form N-6 on 04/27/11)(Accession No. 0000898745-11-000198)
(c)	Amendment 2 to Participation Agreement dated May 1, 2011 (Incorporated by Reference from Exhibit (h)8(c) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(d)	Amendment 3 to Participation Agreement dated December 18, 2012 (Incorporated by Reference from Exhibit (h)8(c) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(e)	Amendment 4 to Participation Agreement dated April 10, 2013 (Incorporated by Reference from Exhibit (h)8(e) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

9. Fidelity Distributors Corporation
(a)
Amended and Restated Participation Agreement dated December 20, 2004 (Incorporated by Reference from Exhibit (h)(6)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(b)	Services Agreement dated July 1, 1999 (Incorporated by Reference from Exhibit (h)(6)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Service Contract (Service Class Shares) dated August 2, 1999 (Incorporated by Reference from Exhibit (h)(6)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Service Contract (Initial Class Shares) dated March 1, 2000 (Incorporated by Reference from Exhibit (h)(6)(d) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Service Contract (Class 2 shares) dated April 1, 2002 (Incorporated by Reference from Exhibit (h)(6)(e) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)	Rule 22c-2 Shareholder Information Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(6)(f) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

10. Franklin Templeton
(a)	Amended and Restated Participation Agreement dated November 1, 2007 (Incorporated by Reference from Exhibit (h)(7)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Amendment 1 to Amended and Restated Participation Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)
Amendment 2 to Amended and Restated Participation Agreement dated August 16, 2010 (Incorporated by Reference from Exhibit (h)(7)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Participation Agreement Addendum dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 3 to Amended and Restated Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)	Amendment 4 to Amended and Restated Participation Agreement dated September 16, 2013 (Filed as Exhibit (h)10(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(g)	Amendment 5 to Amended and Restated Participation Agreement dated May 1, 2014 -- Filed as exhibit 99.h10(g) on 04/27/2015 (Accession No. 0000812797-15-000030)
(h)	Amendment 6 to Amended and Restated Participation Agreement dated September 16, 2014 -- Filed as exhibit 99.h10(h) on 04/27/2015 (Accession No. 0000812797-15-000030)
(i)	Administrative Services Agreement dated December 14, 2007 (Incorporated by Reference from Exhibit (h)(7)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(j)
Amendment 1 to Administrative Services Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(g) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(k)
Amendment 2 to Administrative Services Agreement dated April 20, 2011 (Incorporated by Reference from Exhibit (h)(7)(h) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(l)
Amendment 3 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(i) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(m)	Amendment 4 to Administrative Services Agreement dated May 24, 2013 -- Filed as exhibit 99.h10(m) on 04/27/2015 (Accession No. 0000812797-15-000030)
(n)	Amendment 5 to Administrative Services Agreement dated May 1, 2014 -- Filed as exhibit 99.h.10(n) on 02/21/2017 (Accession No. 0000812797-17-000003)
(o)	Amendment 6 to Administrative Services Agreement dated August 30, 2016 -- Filed as exhibit 99.h.10(o) on 02/21/2017 (Accession No. 0000812797-17-000003)
(p)	Shareholder Information Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(7)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(q)	Amendment to Shareholder Information Agreement (22c-2) dated April 2015 -- Filed as exhibit 99.h10(o) on 04/27/2015 (Accession No. 0000812797-15-000030)
(r)	Amendment to Participation Agreement Addendum dated March 31, 2015 -- Filed as exhibit 99.h10(p) on 04/27/2015 (Accession No. 0000812797-15-000030)

11. Invesco (formerly AIM Advisors, Inc.)
(a)	Participation Agreement dated June 8, 1999 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Amendment 1 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 3 to Participation Agreement dated August 15, 2002 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Amendment 4 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)	Amendment 5 to Participation Agreement dated February 14, 2003 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(g)	Amendment 6 to Participation Agreement dated April 30, 2004 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(h)	Amendment 7 to Participation Agreement dated April 29, 2005 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(i)	Amendment 8 to Participation Agreement dated May 1, 2006 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(j)
Amendment 9 to Participation Agreement dated April 30, 2010 (Incorporated by Reference from Exhibit (h)(8)(j) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(k)
Amendment 10 to Participation Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(l)
Amendment 11 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(p) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(m)	Distribution Services Agreement dated October 1, 2002 (Incorporated by Reference from Exhibit (h)(2)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(n)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(2)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(o)	Administrative Services Agreement dated June 8, 1999 (Incorporated by Reference from Exhibit (h)(2)(d) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(p)
Amendment 1 to Administrative Services Agreement dated April 30, 2004 (Incorporated by Reference from Exhibit (h)(8)(o) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(q)
Amendment 2 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(q) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(r)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(r) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

12. Janus
(a)
Fund Participation Agreement dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(9)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Amendment 2 to Participation Agreement October 16, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 3 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)
Amendment 4 to Participation Agreement dated September 3, 2002 (Incorporated by Reference from Exhibit (h)(9)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)
Amendment 5 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h)(9)(f) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(g)
Amendment 6 to Participation Agreement dated August 20, 2007 (Incorporated by Reference from Exhibit (h)(9)(g) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(h)
Amendment 7 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)	Amendment 8 to Participation Agreement dated February 24, 2012 (Filed as Exhibit (h)13(o) on 04/25/2014 (Accession No. 0000812797-14-000019)
(j)	Amendment to Participation Agreement dated October 15, 2019 *
(k)
Distribution & Shareholder Services Agreement (Service Shares) dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(l)	Acceptance Letter of New Distribution and Shareholder Services Agreement dated October 19, 2001 -- Filed as exhibit 99.h13(k) on 04/27/2015 (Accession No. 0000812797-15-000030)
(m)
Amendment 1 to Distribution and Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(l) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(n)	Administrative Services Letter Agreement dated August 14, 2006 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(o)	Administrative Services Letter Agreement dated May 6, 2008 -- Filed as exhibit 99.h13(n) on 04/27/2015 (Accession No. 0000812797-15-000030)
(p)
Amendment 1 to Administrative Services Letter Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(m) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(q)
Supplemental Agreement dated April 12, 2007 to Distribution, Shareholder Servicing, Administrative Servicing and Fund/SERV Agreements Letter dated August 14, 2006 -- Filed as exhibit 99.h13(p) on 04/27/2015 (Accession No. 0000812797-15-000030)

(r)	Amendment to Administrative Services Letter Agreement dated October 15, 2019 *
(s)
Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(9)(j) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(t)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(n) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(u)	Letter regarding Handling of Mutual Fund Orders dated May 20, 2005 -- Filed as exhibit 99.h13(s) on 04/27/2015 (Accession No. 0000812797-15-000030)

13. Lord Abbett
(a)	Participation Agreement dated May 1, 2016 -- Filed as exhibit 99.h.13(a) on 02/21/2017 (Accession No. 0000812797-17-000003)

(b)	Administrative Service Agreement dated May 1, 2016 -- Filed as exhibit 99.h.13(b) on 02/21/2017 (Accession No. 0000812797-17-000003)
(c)	Service Agreement Letter dated May 1, 2016 -- Filed as exhibit 99.h.13(c) on 02/21/2017 (Accession No. 0000812797-17-000003)
(d)	Support Payment Agreement dated May 1, 2016 -- Filed as exhibit 99.h.13(d) on 02/21/2017 (Accession No. 0000812797-17-000003)

14. MFS
(a)	Amended and Restated Participation Agreement dated May 1, 2013 (Incorporated by Reference from Exhibit (h)13(a) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(b)	Amended and Restated Fund/Serv Supplement dated May 1, 2013 (Incorporated by Reference from Exhibit (h)13(b) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(c)	Amended and Restated Administrative Services Letter dated April 1, 2016 -- Filed as exhibit 99.h.14(c) on 02/21/2017 (Accession No. 0000812797-17-000003)
(d)
Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(10)(m) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(9)(o) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

15. Neuberger Berman Advisors
(a)	Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(10)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Distribution and Administrative Services Agreement dated October 25, 2004 (Incorporated by Reference from Exhibit (h)(10)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(c)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(10)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 1 to Participation Agreement dated September 3, 2002 (Incorporated by Reference from Exhibit (h)(10)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Amendment 2 to Participation Agreement dated January 6, 2003 (Incorporated by Reference from Exhibit (h)(10)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)	Amendment 3 to Participation Agreement dated September 15, 2004 (Incorporated by Reference from Exhibit (h)(10)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(g)
Amendment 4 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Amendment 1 to Distribution and Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

16. Oppenheimer
(a)	Participation Agreement dated December 21, 2007 (Incorporated by Reference from Exhibit (h)(11) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Amendment 1 to Participation Agreement dated November 9, 2011 (Incorporated by Reference from Exhibit (h)(11)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(c)
Administrative Services Letter Agreement dated December 21, 2007 (Incorporated by Reference from Exhibit (h)(11)(c) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(d)
Amendment 1 to Administrative Services Letter Agreement dated November 9, 2011 (Incorporated by Reference from Exhibit (h)(11)(d) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

17. PIMCO
(a)	Participation Agreement dated March 9, 2009 (Incorporated by Reference from Exhibit (h)16(a) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(b)	Novation and Amendment dated October 22, 2010 (Incorporated by Reference from Exhibit (h)16(b) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(c)	Novation 1 dated October 22, 2010 (Incorporated by Reference from Exhibit (h)16(c) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(d)	Novation 2 dated October 22, 2010 (Incorporated by Reference from Exhibit (h)16(d) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(e)
Administrative Services Agreement (PIMCO Services) dated March 9, 2009 (Incorporated by Reference from Exhibit (h)16(e) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

(f)
Administrative Services Agreement (PIMCO Trust) dated March 9, 2009 (Incorporated by Reference from Exhibit (h)16(f) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

(g)
Assignment and Amendment to Services Agreement dated March 29, 2012 (Incorporated by Reference from Exhibit (h)16(g) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

(h)	Instrument of Accession and Amendment dated August, 29, 2012 (Incorporated by Reference from Exhibit (h)16(h) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

18. Principal Variable Contracts Funds, Inc.
(a)	Participation Agreement dated January 5, 2007 (Filed as Exhibit (h)19(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
(b)
Amendment 1 to Participation Agreement dated June 1, 2007 (Incorporated by Reference from Exhibit (h)(12)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(c)	Amendment 2 to Participation Agreement dated January 1, 2010 (Filed as Exhibit (h)19(c) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Amendment 3 (letter) to Participation Agreement dated June 17, 2010 -- Filed as exhibit 99.h19(d) on 04/27/2015 (Accession No. 0000812797-15-000030)
(e)
Amendment 4 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(12)(d) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(f)	Amendment 5 to Participation Agreement dated February 9, 2015 -- Filed as exhibit 99.h19(f) on 04/27/2015 (Accession No. 0000812797-15-000030)
(g)	Amendment 6 to Participation Agreement dated August 10, 2016 -- Filed as exhibit 99.h.18(g) on 02/21/2017 (Accession No. 0000812797-17-000003)
(h)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)19(f) on 04/25/2014 (Accession No. 0000812797-14-000019)
(i)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(j)	Rule 12b-1 Letter Agreement dated December 30, 2009 (Filed as Exhibit (h)19(e) on 04/25/2014 (Accession No. 0000812797-14-000019)
(k)	Amendment 12b-1 Letter Agreement dated November 9, 2011 -- Filed as exhibit 99.h19(j) on 04/27/2015 (Accession No. 0000812797-15-000030)

19. Putnam
(a)
Participation Agreement dated May 1, 1998 (Incorporated by Reference from Exhibit (h)(14)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)
Amendment 1 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(14)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)
Marketing and Administrative Servicing Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Amendment 1 to Marketing and Administrative Servicing Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(13)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(e)	Amendment 2 to Marketing and Administrative Servicing Agreement dated December 1, 2011 -- Filed as exhibit 99.h18(e) on 04/27/2015 (Accession No. 0000812797-15-000030)
(f)
Rule 22c-2 Agreement dated March 9, 2007 (Incorporated by Reference from Exhibit (h)(14)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(g)	Consent dated May 15, 2007 -- Filed as exhibit 99.h18(g) on 04/27/2015 (Accession No. 0000812797-15-000030)

20. TOPS (Northern Lights)
(a)	Participation Agreement dated May 1, 2012 (Incorporated by Reference from Exhibit (h)19(a) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

21. Van Eck
(a)
Service Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)
Amendment 1 to Service Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)
Amendment 2 to Service Agreement dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(15)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Participation Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 1 to Participation Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)
Amendment 2 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(f) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(g)
Amendment 3 to Service Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)	Amendment 4 to Service Agreement dated as of May 1, 2012 (Filed as Exhibit (h)23(j) on 04/25/2014 (Accession No. 0000812797-14-000023)
(i)	Amendment 5 to Service Agreement dated May 1, 2018 (Filed as Exhibit (h)21(k) on 04/26/2019 (Accession No. 0000812797-19-000040)
(j)	Amendment 6 to Service Agreement dated October 15, 2019 *
(k)
Shareholder Information Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(14)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(l)
Amendment 1 to Shareholder Information Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

22. Vanguard
(a)	Participation Agreement dated April 30, 2002 (Incorporated by Reference from Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
(b)	Amendment to Participation Agreement dated September 3, 2002 (Incorporated by Reference from Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
(c)	Amendment 1 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
(d)	Amendment 2 to Participation Agreement dated April 15, 2007 (Incorporated by Reference from Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
(e)	Amendment 3 to Participation Agreement dated September 11, 2007 (Incorporated by Reference from Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
(f)	Amendment 4 to Participation Agreement dated April 24, 2012 (Incorporated by Reference from Exhibit (h)21(f) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

23. Wanger International
(a) Wanger Advisors Trust Participation Agreement dated April 28, 2015 -- Filed as Exhibit (h)22(a) on 04/25/2016 (Accession No. 0000812797-16-000153)
(b) Services Agreement dated May 1, 2015 -- Filed as Exhibit (h)22(b) on 04/25/2016 (Accession No. 0000812797-16-000153)

(i)	Administration Contracts - N/A

(j)	Other Material Contracts - N/A

(k)	Legal Opinion (Incorporated by Reference from Exhibit (k) to Registrant's filing on Form N-6 on 10/2/2008)(Accession No. 0000950137-08-012280)

(l)	Actuarial Opinion (Incorporated by Reference from Exhibit (l) to Registrant's filing on Form N-6 on 2/13/2008)(Accession No. 0000950137-08-002148)

(m)	Calculations (Incorporated by Reference from Exhibit (l) to Registrant's filing on Form N-6 on 2/13/2008)(Accession No. 0000950137-08-002148)

(n)	Other Opinions
(1) Consent of Ernst & Young LLP *
(2) Powers of Attorney - (Filed as Exhibit (n)(2) on 04/26/2018 (Accession No. 0000812797-18-000035) and filed herein for J. S. Auerbach *
(3) Opinion of Counsel *

(o)	Financial Statements Schedules

Principal Life Insurance Company

Report of Independent Registered Public Accounting Firm on Schedules *

Schedule I - Summary of Investments - Other Than Investments in Related Parties as of December 31, 2019 *

Schedule III - Supplementary Insurance Information As of December 31, 2019, 2018 and 2017 and for each of the years then ended *

Schedule IV - Reinsurance As of December 31, 2019, 2018 and 2017 and for each of the years then ended *

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(p)	Initial Capital Agreements - N/A

(q)	Redeemability Exemption - Filed as Exhibit 99.q on 04/27/2015 (Accession No. 0000812797-15-000030)

* Filed herein
** To be filed by amendment

Item 27. Officers and Directors of the Depositor
Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
JONATHAN S. AUERBACH PayPal 2211 North First Street San Jose, CA 95131	Director Member, Nominating and Governance Committee
BETSY J. BERNARD 28556 Chianti Terrace Bonita Springs, FL 34135	Director Chair, Human Resources Committee Member, Audit and Executive Committees
JOCELYN CARTER-MILLER 8701 Banyan Court Tamarac, FL 33321	Director Member, Nominating and Governance Committee
MICHAEL T. DAN 563 Love Road Lyndhurst, VA 22952	Director Member, Human Resources and Nominating and Governance Committees
C. DANIEL GELATT, JR. NMT Corporation 2004 Kramer Street La Crosse, WI 54603	Director Member, Audit and Human Resources Committees
SANDRA L. HELTON 1040 North Lake Shore Drive #26A Chicago, IL 60611	Director Chair, Audit Committee Member, Executive Committee
ROGER C. HOCHSCHILD Discover Financial Services 2500 Lake Cook Road Riverwoods, IL 60015	Director Chair, Nominating and Governance Committee
DANIEL J. HOUSTON Principal Financial Group Des Moines, IA 50392	Director Chairman of the Board and Chair, Executive Committee Principal Life: Chairman, President and Chief Executive Officer
SCOTT M. MILLS BET Networks 1515 Broadway, 22nd Floor New York, NY 10036	Director Member, Audit and Human Resources Committees
DIANE C. NORDIN 140 Monument Street Concord, MA 01742	Director Member, Audit and Human Resources Committee
BLAIR C. PICKERELL Lower House 1 29 Mt. Kellett Road The Peak Hong Kong	Director Member, Nominating and Governance Committee
ELIZABETH E. TALLETT 21 Deepwater Point Moultonborough, NH 03254	Director Member, Executive, Human Resources and Nominating and Governance Committees

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
DAVID M. BLAKE(1)	Senior Executive Director - Fixed Income
PEDRO BORDA(1)	Senior Vice President and Chief Operating Officer - Principal International
NICHOLAS M. CECERE(1)	Senior Vice President - USIS Distribution
WEE YEE (THOMAS) CHEONG(3)	Senior Vice President - President, Principal Asia
JON N. COUTURE(1)	Senior Vice President and Chief Human Resources Officer
TIMOTHY M. DUNBAR(1)	President - Principal Global Asset Management
AMY C. FRIEDRICH(1)	President U.S. Insurance Solutions
GINA L. GRAHAM(1)	Vice President and Treasurer
PATRICK G. HALTER(1)	Chief Executive Officer and President - Principal Global Investors
ELIZABETH B. HAPPE(1)	Senior Vice President and Chief Compliance Officer
KARA M. HOOGENSEN(1)	Senior Vice President Specialty Benefits
MARK S. LAGOMARCINO(1)	Senior Vice President and Deputy General Counsel
JULIA M. LAWLER(1)	Executive Vice President and Chief Risk Officer
GREGORY A. LINDE(1)	Senior Vice President Individual Life
CHRISTOPHER J. LITTLEFIELD(1)	Executive Vice President, General Counsel and Secretary
BARBARA A. MCKENZIE(1)	Senior Executive Director - Investments
DENNIS J. MENKEN(1)	Senior Vice President and Chief Investment Officer - Principal Life Insurance Company
GERALD W. PATTERSON(1)	Senior Vice President Retirement and Income Solutions
SRINIVAS D. REDDY(1)	Senior Vice President - Retirement and Income Solutions
ANGELA R. SANDERS(1)	Senior Vice President and Controller
RENEE V. SCHAAF(1)	President - Retirement and Income Solutions
GARY P. SCHOLTEN(1)	Executive Vice President, Chief Information Officer and Chief Digital Officer
KAREN E. SHAFF(1)	Executive Vice President and Chief Legal Officer
ELLEN W. SHUMWAY(1)	Senior Executive Director - Strategy and Investments
DEANNA D. STRABLE(1)	Executive Vice President and Chief Financial Officer
LUIS E. VALDES(1)	President - International Asset Management and Accumulation
LEANNE M. VALENTINE(1)	Senior Vice President and Deputy General Counsel
ROBERTO WALKER(2)	Senior Vice President and President, Principal Financial Group - Latin America
BETHANY A. WOOD(1)	Senior Vice President and Chief Marketing Officer

(1)	711 High Street
Des Moines, IA 50392

(2)	Principal Vida Chile
Av Apoquindo 3600
Las Condes
Santiago, Chile

(3)	Unit 1001-2 Central Plaza
18 Harbour Road
Wan Chai, Hong Kong

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2019 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2019)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
-->Principal Financial Services, Inc.*#	Iowa	100
-->PFG DO Brasil LTDA*#	Brazil	100
-->Brasilprev Seguros E Previdencia S.A.*	Brazil	50
-->Principal Global Investors Participacoes, LTDA*#	Brazil	100
-->Claritas Investments LTD*#	Cayman Islands	100
-->Claritas Administracao de Recursos LTDA*#	Brazil	73.75
-->PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
-->Ciclic Corretora de Seguros S.A.*#	Brazil	50.01
-->Principal International, LLC.*#	Iowa	100
-->Principal International (Asia) Limited*#	Hong Kong	100
-->Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
-->Principal International (South Asia) SDN, BHD*#	Malaysia	100
-->Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
-->Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
-->Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Trust Company (Bermuda) Limited*#	Bermuda	100
-->Principal Asset Management Berhad*	Malaysia	60
-->CIMB Wealth Advisors Berhad*	Malaysia	100
-->PT Principal Asset Management	Indonesia	99
-->Principal Asset Management (S) PTE LTD*#	Singapore	100
-->Principal Asset Management Company Limited*	Thailand	100
-->PT Principal Asset Management*	Indonesia	99
-->Principal Trust Company (Asia) Limited*#	Hong Kong	100
-->Principal Investment & Retirement Services Limited*#	Hong Kong	100
-->Principal Consulting (India) Private Limited*#	India	100
-->Principal Global Investors Holding Company, LLC*#	Delaware	100
-->Principal Global Investors (Ireland) Limited*#	Ireland	100
-->Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
-->Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
-->Principal Global Investors (EU) Limited*	Ireland	100
-->Principal Global Investors (Switzerland) GMBH*	Switzerland	100
-->PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
-->Origin Asset Management LLP*#<	Wales/United Kingdom	85.52
-->PGI Finisterre Holding Company LTD*	Wales/United Kingdom	100
-->Finisterre Holdings Limited*	Malta	95.8
-->Finisterre Capital UK Limited*	Wales/United Kingdom	100
-->Finisterre Capital LLP*	Wales/United Kingdom	86

-->Finisterre Malta Limited*	Malta	100
-->Finisterre USA, Inc.*	Delaware	100
-->Principal Corporate Secretarial Services Limited	Wales/United Kingdom	100
-->Principal Real Estate Europe Limited	Wales/United Kingdom	100
-->Principal Opportunity Fund LP	Wales/United Kingdom	100
-->Principal Real Estate Limited	Wales/United Kingdom	100
-->Benelux Industrial Partnership General Partner B.V.	Netherlands	100
-->INTERNOS Real Estate Limited	Wales/United Kingdom	100
-->Principal Hotel Immobilienfonds II General Partner S.ã.r.l.	Luxembourg	100
-->Principal Real Estate B.V.	Netherlands	100
-->Principal Real Estate GmbH	Germany	100
-->Principal Real Estate Kapitalverwaltungsgesellschaft mbH	Germany	94.9
-->Principal Real Estate S.ã.r.l.	Luxembourg	100
-->Principal Real Estate SAS	France	100
-->Principal Real Estate S.L.	Spain	100
-->Principal Real Estate Spezialfondsgesellschaft mbH	Germany	94.9
-->Principal Global Investors (Singapore) Limited*#	Singapore	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
-->Principal Global Investors Holding Company (US), LLC*#	Delaware	100
-->Spectrum Asset Management, Inc.*#<	Connecticut	100
-->SAMI Brokerage LLC	Connecticut	100
-->CCIP, LLC*#<	Delaware	100
--> Columbus Circle Investors*#<	Delaware	100
--> Post Advisory Group, LLC*#<	Delaware	78.25
--> Principal Commercial Funding, LLC*#<	Delaware	100
--> Principal Global Columbus Circle, LLC*#<	Delaware	100
--> CCI Capital Partners, LLC *#<	Delaware	100
-->Principal Enterprise Capital, LLC*#	Delaware	100
-->Principal Global Investors, LLC*#<	Delaware	100
-->Principal Real Estate Investors, LLC*#	Delaware	100
-->Principal Financial Advisors, Inc.*#	Iowa	100
-->Principal Global Investors Trust Company*#	Oregon	100
-->Principal Shareholder Services, Inc.*#	Washington	100
-->Principal Funds Distributor, Inc.*#	Washington	100
-->Principal Islamic Asset Management SDN. BHD*#	Malaysia	60
-->Principal Financial Group (Mauritius) LTD*#	Mauritius	100
-->Principal Asset Management Private Limited*#	India	78.6
-->Principal Trustee Company Private Limited*#	India	70
-->Principal Retirement Advisors Private Limited*#	India	100
-->Principal Life Insurance Company+#	Iowa	100
-->Principal Real Estate Fund Investors, LLC*#<	Delaware	100
-->Principal Development Investors, LLC*#<	Delaware	100
-->Principal Real Estate Holding Company, LLC*#<	Delaware	100
-->GAVI PREHC HC, LLC*#<	Delaware	100
-->Principal Holding Company, LLC*#<	Iowa	100
-->Petula Associates, LLC*<	Iowa	100
-->Principal Real Estate Portfolio, Inc.*#<	Delaware	100
-->GAVI PREPI HC, LLC*#<	Delaware	100
-->Petula Prolix Development Company, LLC*#<	Iowa	100
-->Principal Commercial Acceptance, LLC*#<	Delaware	100
-->Principal Generation Plant, LLC*#<	Delaware	100
-->Principal Bank*#<	Iowa	100
-->Principal Advised Services, LLC	Delaware	100
-->Equity FC, LTD*#<	Iowa	100
-->Principal Dental Services, Inc.*#<	Arizona	100
-->Employers Dental Services, Inc.*#<	Arizona	100
-->First Dental Health*#<	California	100

-->Delaware Charter Guarantee & Trust Company*#<	Delaware	100
-->Preferred Product Network, Inc.*#<	Delaware	100
-->Principal Reinsurance Company of Vermont*#	Vermont	100
-->Principal Life Insurance Company of Iowa*#<	Iowa	100
-->Principal Reinsurance Company of Delaware*#<	Delaware	100
-->Principal Reinsurance Company of Delaware II*#<	Delaware	100
-->Principal International Holding Company, LLC*#	Delaware	100
-->Principal Global Services Private Limited*#	India	100
-->Principal Global Services (Philippines) LLC	Philippines	100
-->Veloxiti Commercial Contracting, Inc.	Delaware	40
-->CCB Principal Asset Management Company, LTD*	China	25
-->Principal Financial Services I (US), LLC*#	Delaware	100
-->Principal Financial Services II (US), LLC*#	Delaware	100
-->Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
-->Principal Financial Services IV (UK) LLP*#	United Kingdom	100
-->Principal Financial Services V (UK) LTD.*#	United Kingdom	100
-->Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services Asia (UK) LTD*#	United Kingdom	100
-->Principal Global Investors Asia (UK) Ltd	United Kingdom	100
-->Principal International Asia (UK) Ltd	United Kingdom	100
-->Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
-->Principal Global Investors (Australia) Limited*#	Australia	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal International India LTD*#	United Kingdom	100
-->Principal Financial Services VI (UK) LTD*#	United Kingdom	100
-->Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
-->Liongate Limited*	Malta	100
-->Liongate Capital Management (Cayman) Limited*	Cayman Islands	100
-->Liongate Capital Management LLP*	Wales/United Kingdom	100
-->Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
-->Principal International Latin America LTD.*#	United Kingdom	100
-->Principal International Mexico, LLC*#	Delaware	100
-->Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
-->Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
-->Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
-->Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Pensiones, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal International South America I LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
-->Principal International de Chile, S.A.*#	Chile	100
-->Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
-->Principal Administradora General de Fondos S.A.*#	Chile	100
-->Principal Ahorro e Inversiones S.A.*#	Chile	100
-->Principal Servicios Corporativos Chile LTDA*#	Chile	100
-->Principal Servicios de Administracion S.A.*#	Chile	100
-->Hipotecaria Security Principal, S.A.*	Chile	49
-->Principal Holding Company Chile S.A.*#	Chile	100
-->Principal Chile Limitada*#	Chile	100
-->Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
-->Inversiones Cuprum Internacional S.A.*#	Chile	100
-->Principal National Life Insurance Company+#	Iowa	100
-->Principal Enterprise Services (India) LLP	India	100
-->Principal Securities, Inc.	Iowa	100
-->Diversified Dental Services, Inc.*#	Nevada	100
-->Principal Investors Corporation*#	New Jersey	100

-->Principal Innovations, Inc.	Delaware	90.24
-->RobustWealth, Inc.	Delaware	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.
Item 29. Indemnification
Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.
Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.
Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. (formerly Princor Financial Services Corporation) acts as principal underwriter for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust, and for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust.
(b)    Management

(b1)	(b2)
Name and principal	Positions and offices
business address	with principal underwriter

Meaghan Alvarez	Vice President and Chief Compliance Officer
Principal Financial Group(1)

Carla Beitzel	Vice President, Distribution
Principal Financial Group(1)

Nicholas M. Cecere	Senior Vice President and Director
Principal Financial Group(1)

Scott A. Christensen	Chief Financial Officer
Principal Financial Group(1)

Chad Claire	Chief Information Officer
Principal Financial Group(1)

Amy C. Friedrich	Director
Principal Financial Group(1)

Bill Froehlich	Vice President, Operations
Principal Financial Group(1)

Gina L. Graham	Vice President and Treasurer
Principal Financial Group(1)

Doug Hodgson	Counsel
Principal Financial Group(1)

Grady Holt	Vice President - Advisory Services
Principal Financial Group(1)

Chantel M. Kramme	Counsel
Principal Financial Group(1)

Julia M. Lawler	Director
Principal Financial Group(1)

Julie LeClere	Chief Operating Officer
Principal Financial Group(1)

Casey Mathias	Vice President
Principal Financial Group(1)

Michael F. Murray	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

(b1)	(b2)
Name and principal	Positions and offices
business address	with principal underwriter

Doug Rants	Chief Information Security Officer
Principal Financial Group(1)

Craig Spadafora	Senior Vice President
Principal Financial Group(1)

Karen E. Shaff	Executive Vice President, General Counsel and Corporate Secretary
Principal Financial Group(1)

Deanna D. Strable-Soethout	Director
Principal Financial Group(1)

Traci L. Weldon	Senior Vice President
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

Clint L. Woods	Vice President, Associate General Counsel and Assistant Corporate Secretary
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50309

(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc. formerly Princor Financial Services Corporation	$15,325,801.86	—	—	—

Item 31. Location of Accounts and Records
All accounts, books or other documents of the Registrant are located at the offices of the Depositor, Principal Financial Group, Des Moines, Iowa 50392.
Item 32. Management Services
N/A
Item 33. Fee Representation
Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Variable Life Separate Account, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 28th day of April, 2020.

PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE
SEPARATE ACCOUNT
(Registrant)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman, President and Chief Executive Officer

Attest:

/s/ Clint Woods
Clint Woods
Assistant Corporate Secretary and Governance Officer

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Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ D. J. Houston	Chairman, President and	April 28, 2020
D. J. Houston	Chief Executive Officer

/s/ A. R. Sanders	Senior Vice President and Controller	April 28, 2020
A. R. Sanders	(Principal Accounting Officer)

/s/ D. D. Strable-Soethout	Executive Vice President and Chief Financial Officer (Principal Financial Officer)	April 28, 2020
D. D. Strable-Soethout

(J. S. Auerbach)*	Director	April 28, 2020
J. S. Auerbach

(B. J. Bernard)*	Director	April 28, 2020
B. J. Bernard

(J. Carter-Miller)*	Director	April 28, 2020
J. Carter-Miller

(M. T. Dan)*	Director	April 28, 2020
M. T. Dan

(D. H. Ferro)*	Director	April 28, 2020
D. H. Ferro

(C. D. Gelatt, Jr.)*	Director	April 28, 2020
C. D. Gelatt, Jr.

(S. L. Helton)*	Director	April 28, 2020
S. L. Helton

(R. C. Hochschild)*	Director	April 28, 2020
R. C. Hochschild

(S. M. Mills)*	Director	April 28, 2020
S. M. Mills

(D. C. Nordin)*	Director	April 28, 2020
D. C. Nordin

(B. C. Pickerell)*	Director	April 28, 2020
B. C. Pickerell

(E. E. Tallett)*	Director	April 28, 2020
E. E. Tallett

*By	/s/ D. J. Houston
D. J. Houston
Chairman, President and
Chief Executive Officer

*	Powers of Attorney (Filed as Exhibit (n)(2) on 04/26/2018 (Accession No. 0000812797-18-000035)

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